                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839

                           --------------------------

                            STREETTRACKS SERIES TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
                          ----------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)             Copy to:

James E. Ross                               Scott M. Zoltowski, Esq.
President                                   Vice President and Counsel
SSgA Funds Management Inc.                  State Street Bank and Trust Company
State Street Financial Center               State Street Financial Center
One Lincoln Street                          One Lincoln Street
Boston, MA 02111                            Boston, MA 02111



Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.9%
Boeing Co. ..........................      5,421  $    422,459
General Dynamics Corp. ..............      2,400       153,552
Goodrich Corp. ......................      1,495        65,197
Honeywell International, Inc. .......      5,533       236,646
Kaman Corp. (Class A)................      2,547        64,083
L-3 Communications Holdings, Inc. ...      1,093        93,769
Lockheed Martin Corp. ...............      2,471       185,646
Northrop Grumman Corp. ..............      2,321       158,501
Precision Castparts Corp. ...........        888        52,747
Raytheon Co. ........................      3,605       165,253
Rockwell Collins, Inc. ..............      1,735        97,767
United Technologies Corp. ...........      6,490       376,225
                                                  ------------
                                                     2,071,845
                                                  ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. .......      1,042        51,152
Expeditors International Washington,
  Inc. ..............................      1,370       118,354
FedEx Corp. .........................      2,086       235,593
Forward Air Corp. ...................      1,802        67,196
United Parcel Service, Inc. (Class
  B).................................      3,963       314,583
                                                  ------------
                                                       786,878
                                                  ------------
AIRLINES -- 0.2%
AMR Corp. (a)........................      2,358        63,784
JetBlue Airways Corp. (a)............      2,653        28,440
Southwest Airlines Co. ..............      6,311       113,535
                                                  ------------
                                                       205,759
                                                  ------------
AUTO COMPONENTS -- 0.3%
Gentex Corp. ........................      2,813        49,115
Johnson Controls, Inc. ..............      1,665       126,423
Lear Corp. ..........................      1,125        19,946
Modine Manufacturing Co. ............      1,661        49,000
Proliance International, Inc. (a)....        426         2,326
The Goodyear Tire & Rubber Co. (a)...      2,695        39,024
                                                  ------------
                                                       285,834
                                                  ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. ......................     14,758       117,474
General Motors Corp. ................      3,980        84,654
Harley-Davidson, Inc. ...............      2,517       130,582
Thor Industries, Inc. ...............        300        16,008
                                                  ------------
                                                       348,718
                                                  ------------
BEVERAGES -- 1.6%
Anheuser-Busch Cos., Inc. ...........      5,022       214,791
Coca-Cola Enterprises, Inc. .........      3,012        61,264
Constellation Brands, Inc. (Class A)
  (a)................................      2,149        53,832
PepsiCo, Inc. .......................     11,630       672,098
The Coca-Cola Co. ...................     15,434       646,221
The Pepsi Bottling Group, Inc. ......      2,076        63,090
                                                  ------------
                                                     1,711,296
                                                  ------------
BIOTECHNOLOGY -- 2.1%
Affymetrix, Inc. (a).................        865        28,484
Amgen, Inc. (a)......................      9,280       675,120
Applera Corp. -- Applied Biosystems
  Group..............................      3,066        83,211
Biogen Idec, Inc. (a)................      2,985       140,593
Celgene Corp. (a)....................      3,354       148,314
Cephalon, Inc. (a)...................      1,176        70,854

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Charles River Laboratories
  International, Inc. (a)............        500  $     24,510
Chiron Corp. (a).....................        733        33,579
Genentech, Inc. (a)..................      3,522       297,644
Genzyme Corp. (a)....................      1,844       123,954
Gilead Sciences, Inc. (a)............      3,650       227,103
Human Genome Sciences, Inc. (a)......      3,248        35,306
ImClone Systems, Inc. (a)............      1,055        35,891
Invitrogen Corp. (a).................        704        49,372
MedImmune, Inc. (a)..................      2,914       106,594
Millennium Pharmaceuticals, Inc.
  (a)................................      4,928        49,822
Nektar Therapeutics (a)..............        600        12,228
Neurocrine Biosciences, Inc. (a).....      1,031        66,541
OSI Pharmaceuticals, Inc. (a)........        400        12,840
Techne Corp. (a).....................        966        58,095
                                                  ------------
                                                     2,280,055
                                                  ------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ........      1,701        72,905
Masco Corp. .........................      3,148       102,278
Simpson Manufacturing Co., Inc. .....        300        12,990
                                                  ------------
                                                       188,173
                                                  ------------
CAPITAL MARKETS -- 3.1%
Ameriprise Financial, Inc. ..........      1,538        69,302
E*TRADE Financial Corp. (a)..........      4,545       122,624
Franklin Resources, Inc. ............      1,234       116,292
Goldman Sachs Group, Inc. ...........      2,935       460,678
Investors Financial Services
  Corp. .............................        500        23,435
Janus Capital Group, Inc. ...........      3,573        82,786
Legg Mason, Inc. ....................      1,012       126,834
Lehman Brothers Holdings, Inc. ......      2,032       293,685
Mellon Financial Corp. ..............      3,464       123,318
Merrill Lynch & Co., Inc. ...........      6,009       473,269
Morgan Stanley.......................      7,125       447,593
Northern Trust Corp. ................      1,874        98,385
SEI Investments Co. .................      1,486        60,228
State Street Corp. (b)...............      2,369       143,159
T. Rowe Price Group, Inc. ...........        887        69,372
TD Ameritrade Holding Corp. (a)......      1,866        38,943
The Bank of New York Co., Inc. ......      5,635       203,085
The Bear Stearns Cos., Inc. .........        808       112,070
The Charles Schwab Corp. ............     10,153       174,733
Waddell & Reed Financial, Inc. (Class
  A).................................      2,555        59,021
                                                  ------------
                                                     3,298,812
                                                  ------------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. ......      1,815       121,950
Ashland, Inc. .......................        846        60,134
Chemtura Corp. ......................      2,533        29,839
E. I. du Pont de Nemours & Co. ......      7,085       299,058
Eastman Chemical Co. ................      1,056        54,046
Ecolab, Inc. ........................      2,160        82,512
Engelhard Corp. .....................      1,852        73,358
Lyondell Chemical Co. ...............      2,366        47,083
Monsanto Co. ........................      2,176       184,416
Nalco Holding Co. (a)................        600        10,620
PPG Industries, Inc. ................      1,529        96,862
Praxair, Inc. .......................      2,767       152,600
Rohm & Haas Co. .....................      1,563        76,384

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
The Dow Chemical Co. ................      7,076  $    287,285
Tronox, Inc. ........................        146         2,480
                                                  ------------
                                                     1,578,627
                                                  ------------
COMMERCIAL BANKS -- 5.8%
AmSouth Bancorp......................        600        16,230
Arrow Financial Corp. ...............      2,031        55,649
Bank of America Corp. ...............     32,012     1,457,826
Bank of Granite Corp. ...............      3,359        68,087
Bank of Hawaii Corp. ................        400        21,324
BB&T Corp. ..........................      3,779       148,137
Capitol Bancorp, Ltd. ...............      1,631        76,249
Cathay General Bancorp...............        300        11,292
Columbia Banking System, Inc. .......      2,190        73,277
Comerica, Inc. ......................        500        28,985
Commerce Bancorp, Inc. ..............      1,828        66,996
Commercial Bankshares, Inc. .........      1,404        49,533
Community Banks, Inc. ...............      2,655        75,561
Compass Bancshares, Inc. ............        500        25,305
CVB Financial Corp. .................      4,066        69,529
Farmers Capital Bank Corp. ..........      1,803        57,011
Fifth Third Bancorp..................      3,435       135,202
First Bancorp-North Carolina.........      2,385        53,376
First Commonwealth Financial
  Corp. .............................      5,209        76,364
First Merchants Corp. ...............      2,462        65,292
FNB Corp. ...........................      2,199        74,722
Foothill Independent Bancorp.........      2,027        52,884
Independent Bank Corp.-
  Massachusetts......................      1,702        54,719
Integra Bank Corp. ..................      2,806        64,145
International Bancshares Corp. ......        400        11,492
Keycorp..............................      2,841       104,549
Lakeland Financial Corp. ............      1,490        69,658
M&T Bank Corp. ......................        600        68,484
Marshall & Ilsley Corp. .............        800        34,864
National City Corp. .................      3,700       129,130
National Penn Bancshares, Inc. ......      3,157        67,181
North Fork Bancorp, Inc. ............      3,198        92,198
Old National Bancorp.................        500        10,820
Omega Financial Corp. ...............      2,032        68,804
PNC Financial Services Group.........      1,781       119,879
Regions Financial Corp. .............      3,456       121,548
Renasant Corp. ......................      1,911        70,592
Republic Bancorp, Inc.- Michigan.....      4,967        59,803
Sandy Spring Bancorp, Inc. ..........      1,722        65,419
Simmons First National Corp. ........      2,334        69,460
Sterling Financial Corp. ............      2,899        63,314
SunTrust Banks, Inc. ................      2,188       159,199
TD Banknorth, Inc. ..................      1,823        53,505
Trustmark Corp. .....................        400        12,656
U.S. Bancorp.........................     12,767       389,394
UCBH Holdings, Inc. .................      2,788        52,749
Umpqua Holdings Corp. ...............      2,873        81,881
UnionBanCal Corp. ...................        400        28,064
United Bankshares, Inc. .............        300        11,481
United Community Banks, Inc. ........      2,321        65,336
Wachovia Corp. ......................     10,948       613,635
Wells Fargo & Co. ...................     11,144       711,767
Zions Bancorp........................        156        12,906
                                                  ------------
                                                     6,297,463
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
ACCO Brands Corp. (a)................        302  $      6,704
ADESA, Inc. .........................      1,693        45,271
Aramark Corp. .......................        900        26,586
Avery Dennison Corp. ................      1,227        71,755
Cendant Corp. .......................      8,496       147,406
ChoicePoint, Inc. (a)................      1,238        55,401
Cintas Corp. ........................      1,682        71,687
Dun & Bradstreet Corp. (a)...........        910        69,779
Ennis, Inc. .........................      2,894        56,433
Equifax, Inc. .......................      1,635        60,887
Herman Miller, Inc. .................      1,584        51,337
Manpower, Inc. ......................        578        33,050
Monster Worldwide, Inc. (a)..........      1,553        77,433
Pitney Bowes, Inc. ..................      2,029        87,105
R.R. Donnelley & Sons Co. ...........      2,573        84,189
Robert Half International, Inc. .....      2,212        85,405
Waste Management, Inc. ..............      4,815       169,969
                                                  ------------
                                                     1,200,397
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.8%
3Com Corp. (a).......................      9,556        48,927
ADC Telecommunications, Inc. (a).....      1,768        45,243
Andrew Corp. (a).....................      2,895        35,551
Avaya, Inc. (a)......................      4,837        54,658
Avocent Corp. (a)....................        400        12,696
Cisco Systems, Inc. (a)..............     46,086       998,684
Comverse Technology, Inc. (a)........      2,161        50,848
Corning, Inc. (a)....................     11,027       296,736
Foundry Networks, Inc. (a)...........        900        16,344
Harris Corp. ........................      1,725        81,575
JDS Uniphase Corp. (a)...............     20,236        84,384
Juniper Networks, Inc. (a)...........      4,181        79,941
Lucent Technologies, Inc. (a)........     36,803       112,249
Motorola, Inc. ......................     17,959       411,441
Plantronics, Inc. ...................        400        14,172
QUALCOMM, Inc. ......................     12,041       609,395
Tellabs, Inc. (a)....................      5,618        89,326
                                                  ------------
                                                     3,042,170
                                                  ------------
COMPUTERS & PERIPHERALS -- 3.2%
Apple Computer, Inc. (a).............      6,221       390,181
Avid Technology, Inc. (a)............        669        29,075
Dell, Inc. (a).......................     15,978       475,505
EMC Corp. (a)........................     18,657       254,295
Hewlett-Packard Co. .................     21,532       708,403
International Business Machines
  Corp. .............................     11,962       986,506
Lexmark International, Inc. (a)......        847        38,437
NCR Corp. (a)........................      1,872        78,231
Network Appliance, Inc. (a)..........      3,273       117,926
Palm, Inc. (a).......................        600        13,896
QLogic Corp. (a).....................      2,388        46,208
SanDisk Corp. (a)....................      1,936       111,359
Seagate Technology (a)...............      2,299        60,532
Sun Microsystems, Inc. (a)...........     29,539       151,535
Western Digital Corp. (a)............      2,616        50,829
                                                  ------------
                                                     3,512,918
                                                  ------------

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. .........................        928  $     79,622
Jacobs Engineering Group, Inc. (a)...        928        80,495
URS Corp. (a)........................        300        12,075
                                                  ------------
                                                       172,192
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Headwaters, Inc. (a).................        300        11,937
Martin Marietta Materials, Inc. .....        283        30,289
Vulcan Materials Co. ................      1,061        91,936
                                                  ------------
                                                       134,162
                                                  ------------
CONSUMER FINANCE -- 0.8%
American Express Co. ................      7,690       404,109
AmeriCredit Corp. (a)................      1,882        57,834
Capital One Financial Corp. .........      2,491       200,575
CompuCredit Corp. (a)................        300        11,043
SLM Corp. ...........................      3,304       171,610
                                                  ------------
                                                       845,171
                                                  ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a).............      2,458        43,605
Owens-Illinois, Inc. (a).............      1,932        33,559
Pactiv Corp. (a).....................      2,367        58,086
Sealed Air Corp. ....................      1,168        67,592
Smurfit-Stone Container Corp. (a)....      3,965        53,805
Temple-Inland, Inc. .................      1,275        56,801
                                                  ------------
                                                       313,448
                                                  ------------
DISTRIBUTORS -- 0.0%
Genuine Parts Co. ...................        500        21,915
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)...............      1,347        70,731
Career Education Corp. (a)...........      1,307        49,313
Education Management Corp. (a).......      1,358        56,493
H&R Block, Inc. .....................      2,551        55,229
ITT Educational Services, Inc. (a)...        829        53,097
Laureate Education, Inc. (a).........        960        51,245
Service Corp. International..........      5,722        44,632
Strayer Education, Inc. .............        100        10,226
The ServiceMaster Co. ...............      1,790        23,485
                                                  ------------
                                                       414,451
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
Chicago Mercantile Exchange Holdings,
  Inc. ..............................        277       123,958
CIT Group, Inc. .....................      2,012       107,682
Citigroup, Inc. .....................     36,127     1,706,278
JPMorgan Chase & Co. ................     24,664     1,027,009
Leucadia National Corp. .............      1,187        70,816
Moody's Corp. .......................      2,280       162,929
Nasdaq Stock Market, Inc. (a)........        400        16,016
                                                  ------------
                                                     3,214,688
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
AT&T, Inc. ..........................     27,953       755,849
BellSouth Corp. .....................     12,456       431,601
Citizens Communications Co. .........      4,818        63,935
Qwest Communications International,
  Inc. (a)...........................     16,234       110,391
SureWest Communications..............      1,565        37,748
Verizon Communications, Inc. ........     20,403       694,926
                                                  ------------
                                                     2,094,450
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
ELECTRIC UTILITIES -- 1.4%
Allegheny Energy, Inc. (a)...........      1,964  $     66,481
American Electric Power Co., Inc. ...      3,205       109,034
Central Vermont Public Service
  Corp. .............................      2,719        57,670
Cinergy Corp. .......................        800        36,328
Edison International.................      2,691       110,815
Entergy Corp. .......................      1,455       100,308
Exelon Corp. ........................      4,941       261,379
FirstEnergy Corp. ...................      2,501       122,299
FPL Group, Inc. .....................      2,583       103,682
Green Mountain Power Corp. ..........      1,913        55,267
MGE Energy, Inc. ....................      1,778        58,994
Northeast Utilities..................        741        14,472
Pepco Holdings, Inc. ................      3,341        76,141
PPL Corp. ...........................      3,516       103,370
Progress Energy, Inc. ...............        600        26,388
Reliant Energy, Inc. (a).............      3,942        41,706
The Southern Co. ....................      4,819       157,919
Unitil Corp. ........................      2,184        57,024
                                                  ------------
                                                     1,559,277
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp. .....      2,356        54,447
Cooper Industries, Ltd. .............      1,032        89,681
Emerson Electric Co. ................      3,025       252,981
Hubbell, Inc. (Class B)..............      1,120        57,411
Rockwell Automation, Inc. ...........      1,537       110,526
Roper Industries, Inc. ..............      1,411        68,617
                                                  ------------
                                                       633,663
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Agilent Technologies, Inc. (a).......      3,273       122,901
Amphenol Corp. (Class A).............      1,158        60,424
Arrow Electronics, Inc. (a)..........      1,825        58,893
Avnet, Inc. (a)......................      2,098        53,247
CDW Corp. ...........................        897        52,788
Jabil Circuit, Inc. (a)..............      1,867        80,020
Molex, Inc. .........................      1,958        65,006
National Instruments Corp. ..........        400        13,048
Sanmina-SCI Corp. (a)................      7,493        30,721
Solectron Corp. (a)..................     12,059        48,236
Symbol Technologies, Inc. ...........      3,229        34,163
Tektronix, Inc. .....................      1,787        63,814
Trimble Navigation, Ltd. (a).........      1,055        47,528
Vishay Intertechnology, Inc. (a).....      3,209        45,696
                                                  ------------
                                                       776,485
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 2.2%
Baker Hughes, Inc. ..................      2,299       157,252
BJ Services Co. .....................      2,854        98,748
Diamond Offshore Drilling, Inc. .....        400        35,800
ENSCO International, Inc. ...........      1,729        88,957
GlobalSantaFe Corp. .................      2,019       122,654
Grant Prideco, Inc. (a)..............      2,061        88,293
Grey Wolf, Inc. (a)..................      5,953        44,290
Halliburton Co. .....................      3,895       284,413
Helmerich & Payne, Inc. .............        300        20,946
Nabors Industries, Ltd. (a)..........      1,366        97,778
National-Oilwell Varco, Inc. (a).....      1,620       103,875
Noble Corp. .........................      1,284       104,133
Patterson-UTI Energy, Inc. ..........      2,147        68,618
Pride International, Inc. (a)........      1,100        34,298
Rowan Cos., Inc. ....................      1,790        78,688

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Schlumberger, Ltd. ..................      4,008  $    507,293
Smith International, Inc. ...........        700        27,272
Superior Energy Services, Inc. (a)...      2,510        67,243
Tidewater, Inc. .....................        400        22,092
Transocean, Inc. (a).................      2,642       212,153
Weatherford International, Ltd.
  (a)................................      2,431       111,218
                                                  ------------
                                                     2,376,014
                                                  ------------
FOOD & STAPLES RETAILING -- 2.0%
Albertson's, Inc. ...................      2,701        69,334
Costco Wholesale Corp. ..............      3,680       199,309
CVS Corp. ...........................      6,008       179,459
Performance Food Group Co. (a).......      1,244        38,800
Safeway, Inc. .......................      3,823        96,034
SUPERVALU, Inc. .....................      1,655        51,007
Sysco Corp. .........................      5,054       161,981
The Kroger Co. (a)...................      5,497       111,919
The Topps Co., Inc...................      5,266        46,183
Wal-Mart Stores, Inc. ...............     17,774       839,644
Walgreen Co. ........................      7,416       319,852
Whole Foods Market, Inc. ............      1,100        73,084
                                                  ------------
                                                     2,186,606
                                                  ------------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. ..........      5,332       179,422
Bunge, Ltd. .........................      1,204        67,075
Campbell Soup Co. ...................      2,580        83,592
ConAgra Foods, Inc. .................      4,663       100,068
Dean Foods Co. (a)...................      1,834        71,214
Del Monte Foods Co. .................      4,858        57,616
Delta and Pine Land Co. .............      1,792        54,047
Flowers Foods, Inc. .................      2,117        62,875
General Mills, Inc. .................      2,771       140,434
H.J. Heinz Co. ......................      3,006       113,988
The J.M. Smucker Co. ................        400        15,880
Kellogg Co. .........................        600        26,424
Kraft Foods, Inc. ...................      1,000        30,310
Pilgrim's Pride Corp. ...............        300         6,501
Sara Lee Corp. ......................      6,658       119,045
The Hershey Co. .....................      1,410        73,644
TreeHouse Foods, Inc. (a)............        366         9,717
Tyson Foods, Inc. (Class A)..........      3,306        45,424
Wm. Wrigley Jr., Co. ................        400        25,600
                                                  ------------
                                                     1,282,876
                                                  ------------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. ...........      3,064        60,361
Chesapeake Utilities Corp. ..........      1,923        60,074
EnergySouth, Inc. ...................      2,189        69,632
Questar Corp. .......................        574        40,209
                                                  ------------
                                                       230,276
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Advanced Medical Optics, Inc. (a)....      1,110        51,770
Bausch & Lomb, Inc. .................        643        40,959
Baxter International, Inc. ..........      4,423       171,657
Becton, Dickinson & Co. .............      1,970       121,313
Biomet, Inc. ........................      2,138        75,942
Boston Scientific Corp. (a)..........      4,892       112,761
C.R. Bard, Inc. .....................      1,028        69,709
Cytyc Corp. (a)......................      1,813        51,090
Dade Behring Holdings, Inc. .........      1,644        58,707
Edwards Lifesciences Corp. (a).......      1,075        46,762

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Fisher Scientific International, Inc.
  (a)................................        901  $     61,313
Guidant Corp. .......................      2,335       182,270
Hologic, Inc. (a)....................        400        22,140
Hospira, Inc. (a)....................      1,729        68,226
Kinetic Concepts, Inc. (a)...........        713        29,354
Medtronic, Inc. .....................      8,620       437,465
Millipore Corp. (a)..................        876        64,001
PerkinElmer, Inc. ...................      2,276        53,418
St. Jude Medical, Inc. (a)...........      3,005       123,205
Stryker Corp. .......................      2,306       102,248
Thermo Electron Corp. (a)............      1,097        40,688
Varian Medical Systems, Inc. (a).....      1,575        88,452
Waters Corp. (a).....................      1,291        55,707
Zimmer Holdings, Inc. (a)............      1,924       130,062
                                                  ------------
                                                     2,259,219
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
Aetna, Inc. .........................      4,590       225,553
AmerisourceBergen Corp. .............      2,188       105,615
Cardinal Health, Inc. ...............      3,428       255,454
Caremark Rx, Inc. (a)................      3,718       182,851
CIGNA Corp. .........................        988       129,053
Coventry Health Care, Inc. (a).......      1,503        81,132
DaVita, Inc. (a).....................      1,134        68,278
Emdeon Corp. (a).....................      4,444        47,995
Express Scripts, Inc. (Class A)
  (a)................................      1,316       115,676
HCA, Inc. ...........................      2,370       108,522
Health Management Associates,
  Inc. ..............................      2,325        50,150
Health Net, Inc. (a).................      1,513        76,891
Healthways Inc (a)...................        200        10,188
Henry Schein, Inc. (a)...............      1,338        64,037
Humana, Inc. (a).....................      1,580        83,187
IMS Health, Inc. ....................      2,772        71,434
Laboratory Corp. of America Holdings
  (a)................................      1,339        78,305
Lincare Holdings, Inc. (a)...........      1,242        48,388
Manor Care, Inc. ....................      1,199        53,176
McKesson Corp. ......................      2,482       129,387
Medco Health Solutions, Inc. (a).....      2,285       130,748
Omnicare, Inc. ......................      1,299        71,432
Patterson Cos., Inc. (a).............      1,301        45,795
Quest Diagnostics, Inc. .............      1,063        54,532
Tenet Healthcare Corp. (a)...........      5,209        38,442
Triad Hospitals, Inc. (a)............        902        37,794
UnitedHealth Group, Inc. ............     10,406       581,279
VCA Antech, Inc. (a).................      1,698        48,359
WellPoint, Inc. (a)..................      4,386       339,608
                                                  ------------
                                                     3,333,261
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 1.9%
Bob Evans Farms, Inc. ...............      2,270        67,442
Brinker International, Inc. .........        550        23,238
Carnival Corp. ......................      3,306       156,605
Darden Restaurants, Inc. ............      1,710        70,161
GTECH Holdings Corp. ................      1,532        52,165
Harrah's Entertainment, Inc. ........      1,804       140,640
Hilton Hotels Corp. .................      3,503        89,186
International Game Technology........      3,097       109,076
Marriott International, Inc. (Class
  A).................................      1,527       104,752
McDonald's Corp. ....................      9,110       313,020
MGM Mirage, Inc. (a).................      1,325        57,094
Outback Steakhouse, Inc. ............        500        22,000

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Panera Bread Co. (Class A) (a).......        200  $     15,036
Ruby Tuesday, Inc. ..................        500        16,040
Scientific Games Corp. (Class A)
  (a)................................      1,585        55,681
Starbucks Corp. (a)..................      6,350       239,014
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).....................      1,744       118,121
Station Casinos, Inc. ...............        598        47,463
The Cheesecake Factory, Inc. (a).....      1,697        63,553
The Steak n Shake Co. (a)............      2,295        48,424
Wendy's International, Inc. .........      1,201        74,534
Wynn Resorts, Ltd. (a)...............        828        63,632
Yum! Brands, Inc. ...................      2,465       120,440
                                                  ------------
                                                     2,067,317
                                                  ------------
HOUSEHOLD DURABLES -- 1.1%
American Greetings Corp. (Class A)...      1,659        35,868
Bassett Furniture Industries,
  Inc. ..............................      2,666        53,187
Beazer Homes USA, Inc. ..............        731        48,027
Black & Decker Corp. ................        798        69,338
Centex Corp. ........................      1,175        72,838
D.R. Horton, Inc. ...................      2,689        89,329
Fortune Brands, Inc. ................      1,185        95,546
Harman International Industries,
  Inc. ..............................        713        79,236
KB HOME..............................        833        54,128
Kimball International, Inc. (Class
  B).................................      3,889        58,490
Leggett & Platt, Inc. ...............      2,272        55,369
Lennar Corp. (Class A)...............      1,218        73,543
Mohawk Industries, Inc. (a)..........        400        32,288
National Presto Industries, Inc. ....        354        17,406
Newell Rubbermaid, Inc. .............      3,111        78,366
NVR, Inc. (a)........................         67        49,510
Pulte Homes, Inc. ...................      1,907        73,267
Ryland Group, Inc. ..................        647        44,902
Toll Brothers, Inc. (a)..............      1,002        34,699
Whirlpool Corp. .....................        785        71,804
                                                  ------------
                                                     1,187,141
                                                  ------------
HOUSEHOLD PRODUCTS -- 1.8%
Church & Dwight Co., Inc. ...........      1,502        55,454
Colgate-Palmolive Co. ...............      3,837       219,093
Energizer Holdings, Inc. (a).........        941        49,873
Kimberly-Clark Corp. ................      3,166       182,995
Procter & Gamble Co. ................     23,565     1,357,815
The Clorox Co. ......................      1,063        63,620
                                                  ------------
                                                     1,928,850
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc. ....      1,609        88,028
Mirant Corp (a)......................      1,800        45,000
NRG Energy, Inc. (a).................      1,293        58,470
The AES Corp. (a)....................      5,811        99,136
TXU Corp. ...........................      3,203       143,366
                                                  ------------
                                                       434,000
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. ..............................      4,857       367,626
General Electric Co. ................     74,906     2,605,231
Textron, Inc. .......................      1,141       106,558
Tyco International, Ltd. ............     14,496       389,652
                                                  ------------
                                                     3,469,067
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
INSURANCE -- 4.7%
ACE, Ltd. ...........................      2,014  $    104,748
AFLAC, Inc. .........................      3,954       178,444
Alfa Corp. ..........................      4,134        70,857
Ambac Financial Group, Inc. .........      1,093        87,003
American International Group,
  Inc. ..............................     16,481     1,089,229
Aon Corp. ...........................      2,756       114,402
Assurant, Inc. ......................      1,807        88,995
Berkshire Hathaway, Inc. (Class A)
  (a)................................          8       722,800
Chubb Corp. .........................      1,443       137,720
Cincinnati Financial Corp. ..........      1,034        43,500
Fidelity National Financial, Inc. ...      1,893        67,258
Fidelity National Title Group,
  Inc. ..............................        345         7,856
Genworth Financial, Inc. (Class A)...      2,724        91,063
Hanover Insurance Group, Inc. .......      1,295        67,884
Jefferson-Pilot Corp. ...............        400        22,376
Lincoln National Corp. ..............      1,784        97,389
Loews Corp. .........................      1,195       120,934
Marsh & McLennan Cos., Inc. .........      3,727       109,425
MBIA, Inc. ..........................      1,382        83,100
MetLife, Inc. .......................      3,374       163,200
Philadelphia Consolidated Holding
  Corp. (a)..........................        300        10,242
Principal Financial Group, Inc. .....      2,699       131,711
ProAssurance Corp. (a)...............      1,288        66,976
Prudential Financial, Inc. ..........      3,843       291,338
Reinsurance Group America, Inc. .....        300        14,187
RenaissanceRe Holdings, Ltd. ........        500        21,810
SAFECO Corp. ........................      1,381        69,340
Selective Insurance Group, Inc. .....      1,222        64,766
The Allstate Corp. ..................      4,641       241,842
The Hartford Financial Services
  Group, Inc. .......................      2,195       176,807
The Phoenix Cos., Inc. ..............      3,822        62,299
The Progressive Corp. ...............      1,269       132,306
The St. Paul Travelers Cos., Inc. ...      5,176       216,305
Torchmark Corp. .....................        400        22,840
UnumProvident Corp. .................      3,798        77,783
XL Capital, Ltd. (Class A)...........        957        61,353
                                                  ------------
                                                     5,130,088
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.2%
Amazon.com, Inc. (a).................      2,645        96,569
Expedia, Inc. (a)....................      2,231        45,222
IAC/InterActiveCorp (a)..............      2,231        65,748
                                                  ------------
                                                       207,539
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.1%
aQuantive, Inc. (a)..................        400         9,416
EarthLink, Inc. (a)..................      3,937        37,599
eBay, Inc. (a).......................      7,488       292,481
Google, Inc. (a).....................      1,373       535,470
VeriSign, Inc. (a)...................      2,526        60,599
Websense, Inc. (a)...................        400        11,032
Yahoo!, Inc. (a).....................      8,747       282,178
                                                  ------------
                                                     1,228,775
                                                  ------------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A)............      3,270        98,329
Affiliated Computer Services, Inc.
  (a)................................      1,187        70,816
Automatic Data Processing, Inc. .....      4,262       194,688
Ceridian Corp. (a)...................      2,421        61,615
Checkfree Corp. (a)..................      1,180        59,590

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Cognizant Technology Solutions Corp.
  (a)................................      1,341  $     79,776
Computer Sciences Corp. (a)..........      1,748        97,101
Electronic Data Systems Corp. .......      4,748       127,389
Fidelity National Information
  Services, Inc. ....................      1,276        51,742
First Data Corp. ....................      5,562       260,413
Fiserv, Inc. (a).....................      1,866        79,398
Iron Mountain, Inc. (a)..............      1,643        66,936
Paychex, Inc. .......................      2,974       123,897
Sabre Holdings Corp. (Class A).......      2,259        53,154
The BISYS Group, Inc. (a)............      2,773        37,380
Unisys Corp. (a).....................      5,393        37,158
                                                  ------------
                                                     1,499,382
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. .....................      1,324        51,451
Eastman Kodak Co. ...................      2,779        79,035
Hasbro, Inc. ........................      2,677        56,485
Mattel, Inc. ........................      4,220        76,508
SCP Pool Corp. ......................      1,275        59,810
                                                  ------------
                                                       323,289
                                                  ------------
MACHINERY -- 2.0%
Caterpillar, Inc. ...................      4,978       357,470
CLARCOR, Inc. .......................        400        14,240
Crane Co. ...........................        400        16,404
Cummins, Inc. .......................        200        21,020
Danaher Corp. .......................      1,803       114,581
Deere & Co. .........................      1,934       152,883
Donaldson Co., Inc. .................        361        12,198
Dover Corp. .........................      1,423        69,101
Eaton Corp. .........................      1,357        99,020
Federal Signal Corp. ................      2,843        52,596
Harsco Corp. ........................        872        72,045
IDEX Corp. ..........................      1,640        85,559
Illinois Tool Works, Inc. ...........      1,805       173,840
Ingersoll-Rand Co., Ltd. (Class A)...      2,884       120,522
ITT Industries, Inc. ................      1,774        99,734
Joy Global, Inc. ....................      1,975       118,046
Lincoln Electric Holdings, Inc. .....        300        16,197
PACCAR, Inc. ........................      1,542       108,680
Pall Corp. ..........................      2,249        70,146
Parker-Hannifin Corp. ...............      1,204        97,054
Pentair, Inc. .......................      1,312        53,464
SPX Corp. ...........................      1,101        58,815
The Manitowoc Co., Inc. .............        200        18,230
The Timken Co. ......................      2,092        67,509
Watts Water Technologies, Inc. ......      1,582        57,490
                                                  ------------
                                                     2,126,844
                                                  ------------
MEDIA -- 3.5%
Cablevision Systems New York Group
  (Class A) (a)......................      2,220        59,274
CBS Corp. ...........................      5,450       130,691
Clear Channel Communications,
  Inc. ..............................      4,266       123,757
Comcast Corp. (Class A) (a)..........     16,180       423,269
Courier Corp. .......................      1,455        64,515
Discovery Holding Co. (Class A)
  (a)................................      2,217        33,255
EchoStar Communications Corp. (Class
  A) (a).............................      2,499        74,645
Gannett Co., Inc. ...................      1,711       102,523
Getty Images, Inc. (a)...............        626        46,875
Journal Communications, Inc. ........      2,907        36,047

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Lamar Advertising Co. (a)............      1,201  $     63,197
Liberty Global, Inc. (Class A) (a)...      2,982        61,042
Liberty Global, Inc. (Ser. C) (a)....      2,982        58,894
Liberty Media Corp. (a)..............     20,376       167,287
Live Nation, Inc. (a)................        556        11,031
News Corp. (Class A).................     17,614       292,568
NTL, Inc. (a)........................      2,037        59,297
Omnicom Group, Inc. .................      1,468       122,211
R.H. Donnelley Corp. (a).............        170         9,899
Radio One, Inc. (Class A) (a)........      2,755        20,607
Sirius Satellite Radio, Inc. (a).....     11,148        56,632
The DIRECTV Group, Inc. (a)..........      8,041       131,872
The Interpublic Group of Cos., Inc.
  (a)................................      4,650        44,454
The McGraw-Hill Cos., Inc. ..........      3,072       177,009
The New York Times Co. (Class A).....        928        23,488
The Walt Disney Co. .................     14,577       406,552
Time Warner, Inc. ...................     32,470       545,171
Tribune Co. .........................      2,017        55,326
Univision Communications, Inc. (a)...      2,683        92,483
Viacom, Inc. (a).....................      5,450       211,460
XM Satellite Radio Holdings, Inc.
  (Class A) (a)......................      2,117        47,146
                                                  ------------
                                                     3,752,477
                                                  ------------
METALS & MINING -- 0.9%
Alcoa, Inc. .........................      6,793       207,594
Freeport-McMoRan Copper & Gold,
  Inc. ..............................      1,942       116,073
Glamis Gold, Ltd. (a)................        900        29,412
Newmont Mining Corp. ................      3,559       184,677
Nucor Corp. .........................      1,459       152,889
Phelps Dodge Corp. ..................      1,812       145,920
Quanex Corp. ........................        200        13,326
Southern Copper Corp. ...............        300        25,344
Steel Dynamics, Inc. ................        300        17,019
United States Steel Corp. ...........      1,335        81,008
Worthington Industries, Inc. ........        500        10,030
                                                  ------------
                                                       983,292
                                                  ------------
MULTI-UTILITIES -- 1.1%
Ameren Corp. ........................      1,599        79,662
CMS Energy Corp. (a).................      3,152        40,819
Consolidated Edison, Inc. ...........        600        26,100
Dominion Resources, Inc. ............      2,376       164,015
DTE Energy Co. ......................        800        32,072
Duke Energy Corp. ...................      6,229       181,575
Energy East Corp. ...................      2,584        62,791
KeySpan Corp. .......................        600        24,522
NiSource, Inc. ......................      1,000        20,220
PG&E Corp. ..........................      3,444       133,972
PNM Resources, Inc. .................        400         9,760
Public Service Enterprise Group,
  Inc. ..............................      1,730       110,789
Sempra Energy........................      1,851        85,998
TECO Energy, Inc. ...................      3,653        58,886
Wisconsin Energy Corp. ..............        800        31,992
Xcel Energy, Inc. ...................      4,819        87,465
                                                  ------------
                                                     1,150,638
                                                  ------------
MULTILINE RETAIL -- 1.0%
Big Lots, Inc. (a)...................      2,790        38,949
Dillards, Inc. (Class A).............        500        13,020
Dollar General Corp. ................      3,181        56,208
Dollar Tree Stores, Inc. (a).........      1,773        49,059
Family Dollar Stores, Inc. ..........      1,917        50,992

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Federated Department Stores, Inc. ...      2,253  $    164,469
J. C. Penney Co., Inc. ..............      2,147       129,700
Kohl's Corp. (a).....................      2,425       128,549
Nordstrom, Inc. .....................      2,155        84,433
Sears Holdings Corp. (a).............        721        95,345
Target Corp. ........................      6,100       317,261
                                                  ------------
                                                     1,127,985
                                                  ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)......................      8,275       125,780
Zebra Technologies Corp. (Class A)
  (a)................................      1,009        45,122
                                                  ------------
                                                       170,902
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 7.3%
Amerada Hess Corp. ..................        598        85,155
Anadarko Petroleum Corp. ............      1,865       188,384
Apache Corp. ........................      2,467       161,613
Arch Coal, Inc. .....................        801        60,828
Burlington Resources, Inc. ..........      3,020       277,568
Chesapeake Energy Corp. .............      2,959        92,942
Chevron Corp. .......................     15,454       895,868
ConocoPhillips.......................      8,894       561,656
CONSOL Energy, Inc. .................      1,072        79,500
Cross Timbers Royalty Trust..........      1,253        58,365
Crosstex Energy LP...................      1,262        44,157
Denbury Resources, Inc. (a)..........      2,582        81,772
Devon Energy Corp. ..................      3,647       223,087
El Paso Corp. .......................      6,466        77,915
Encore Aquisition Co. (a)............        300         9,300
Enterprise Products Partners LP......      2,645        65,305
EOG Resources, Inc. .................      2,044       147,168
Exxon Mobil Corp. ...................     44,663     2,718,190
Holly Corp. .........................        200        14,824
Kerr-McGee Corp. ....................        726        69,319
Kinder Morgan, Inc. .................        800        73,592
Marathon Oil Corp. ..................      2,967       225,996
Massey Energy Co. ...................      1,147        41,372
Murphy Oil Corp. ....................      1,580        78,716
Newfield Exploration Co. (a).........        852        35,699
Noble Energy, Inc. ..................      1,694        74,401
Occidental Petroleum Corp. ..........      2,841       263,219
Pacific Energy Partners LP...........      1,819        55,607
Peabody Energy Corp. ................      1,702        85,798
Pioneer Natural Resources Co. .......      1,496        66,198
Plains Exploration & Production Co.
  (a)................................      1,364        52,705
Range Resources Corp. ...............      2,440        66,636
Southwestern Energy Co. (a)..........      1,009        32,480
St. Mary Land & Exploration Co. .....      1,731        70,677
Sunoco, Inc. ........................      1,427       110,692
Tesoro Petroleum Corp. ..............        909        62,121
The Williams Cos., Inc. .............      5,242       112,126
Ultra Petroleum Corp. (a)............      1,075        66,983
Valero Energy Corp. .................      4,892       292,444
XTO Energy, Inc. ....................      3,161       137,725
                                                  ------------
                                                     7,918,103
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. .............      4,039       139,628
MeadWestvaco Corp. ..................      2,635        71,962
Weyerhaeuser Co. ....................      1,835       132,909
                                                  ------------
                                                       344,499
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. .................      3,728  $    116,202
The Estee Lauder Cos., Inc. (Class
  A).................................      1,500        55,785
                                                  ------------
                                                       171,987
                                                  ------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories..................     11,199       475,622
Allergan, Inc. ......................      1,170       126,945
Barr Pharmaceuticals, Inc. (a).......      1,009        63,547
Bristol-Myers Squibb Co. ............     14,281       351,455
Eli Lilly & Co. .....................      7,109       393,128
Forest Laboratories, Inc. (a)........      3,164       141,209
Johnson & Johnson....................     20,822     1,233,079
King Pharmaceuticals, Inc. (a).......      1,521        26,237
Merck & Co., Inc. ...................     15,740       554,520
Mylan Laboratories, Inc. ............      3,042        71,183
Pfizer, Inc. ........................     54,766     1,364,769
Schering-Plough Corp. ...............     11,266       213,941
Sepracor, Inc. (a)...................      1,073        52,373
Watson Pharmaceuticals, Inc. (a).....      1,505        43,254
Wyeth................................      9,933       481,949
                                                  ------------
                                                     5,593,211
                                                  ------------
REAL ESTATE -- 2.6%
Agree Realty Corp. ..................      1,973        63,333
American Financial Realty Trust......      3,935        45,843
American Land Lease, Inc. ...........      1,729        47,288
Annaly Mortgage Management, Inc. ....        900        10,926
Anthracite Capital, Inc. ............      4,995        54,845
Archstone-Smith Trust................      2,472       120,559
Ashford Hospitality Trust, Inc. .....      4,402        54,585
Avalonbay Communities, Inc. .........        200        21,820
Boston Properties, Inc. .............        500        46,625
CB Richard Ellis Group, Inc. (Class
  A) (a).............................      1,021        82,395
CentraCore Properties Trust..........      2,320        58,116
Commercial Net Lease Realty..........      4,004        93,293
Corporate Office Properties Trust....      2,236       102,275
Crescent Real Estate Equities Co. ...      3,739        78,781
Equity Office Properties Trust.......      3,279       110,109
Equity Residential...................      2,484       116,226
Friedman, Billings, Ramsey Group,
  Inc. ..............................      2,811        26,367
General Growth Properties, Inc. .....      2,166       105,852
Glimcher Realty Trust................      2,462        69,921
GMH Communities Trust................      3,328        38,738
Health Care Property Investors,
  Inc. ..............................      1,000        28,400
Highland Hospitality Corp. ..........      4,411        56,064
HomeBanc Corp. ......................      4,552        40,012
Host Marriott Corp. .................      4,301        92,041
Innkeepers USA Trust.................      3,645        61,783
Investors Real Estate Trust..........      6,037        57,593
Jones Lang LaSalle, Inc. ............        200        15,308
Kimco Realty Corp. ..................        800        32,512
LaSalle Hotel Properties.............      1,846        75,686
Longview Fibre Co. ..................      2,050        52,972
National Health Realty, Inc. ........      3,010        59,959
Nationwide Health Properties,
  Inc. ..............................        500        10,750
One Liberty Properties, Inc. ........      3,443        68,275
Pennsylvania Real Estate Investment
  Trust..............................      1,578        69,432
Plum Creek Timber Co., Inc. .........      2,306        85,161
PMC Commercial Trust.................      4,602        62,817

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Post Properties, Inc. ...............        300  $     13,350
ProLogis.............................      1,760        94,160
Public Storage, Inc. ................        300        24,369
Ramco-Gershenson Properties Trust....      2,247        68,017
Simon Property Group, Inc. ..........      1,677       141,103
Tanger Factory Outlet Centers,
  Inc. ..............................      2,365        81,380
The St. Joe Co. .....................        809        50,837
Urstadt Biddle Properties (Class
  A).................................      3,321        59,778
Vornado Realty Trust.................        300        28,800
Weingarten Realty Investors..........        600        24,450
                                                  ------------
                                                     2,802,906
                                                  ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe
  Corp. .............................      2,964       246,990
CSX Corp. ...........................      2,114       126,417
J.B. Hunt Transport Services,
  Inc. ..............................      2,469        53,182
Kansas City Southern Industries, Inc.
  (a)................................        500        12,350
Laidlaw International, Inc. .........      1,676        45,587
Landstar Systems, Inc. ..............      1,803        79,548
Norfolk Southern Corp. ..............      3,554       192,165
Union Pacific Corp. .................      1,966       183,526
YRC Worldwide, Inc. (a)..............        857        32,618
                                                  ------------
                                                       972,383
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
Advanced Micro Devices, Inc. (a).....      3,637       120,603
Altera Corp. (a).....................      2,618        54,036
Analog Devices, Inc. ................      3,013       115,368
Applied Materials, Inc. .............     12,978       227,245
Broadcom Corp. (Class A) (a).........      3,510       151,492
Freescale Semiconductor, Inc. (Class
  B) (a).............................      3,847       106,831
Intel Corp. .........................     45,233       875,259
International Rectifier Corp. (a)....        926        38,364
Intersil Corp. (Class A).............      2,434        70,391
KLA-Tencor Corp. ....................      1,745        84,388
Lam Research Corp. (a)...............      1,640        70,520
Linear Technology Corp. .............      2,450        85,946
LSI Logic Corp. (a)..................      5,175        59,823
Marvell Technology Group, Ltd. (a)...        800        43,280
Maxim Integrated Products, Inc. .....      2,346        87,154
MEMC Electronic Materials, Inc.
  (a)................................      2,319        85,618
Microchip Technology, Inc. ..........      2,028        73,616
Micron Technology, Inc. (a)..........      6,297        92,692
Microsemi Corp. (a)..................        500        14,555
National Semiconductor Corp. ........      3,273        91,120
Novellus Systems, Inc. (a)...........      1,873        44,952
NVIDIA Corp. (a).....................      1,678        96,082
Teradyne, Inc. (a)...................      2,963        45,956
Texas Instruments, Inc. .............     12,177       395,387
Xilinx, Inc. ........................      2,435        61,995
                                                  ------------
                                                     3,192,673
                                                  ------------
SOFTWARE -- 3.5%
Activision, Inc. (a).................      3,293        45,410
Adobe Systems, Inc. (a)..............      5,476       191,222
Autodesk, Inc. (a)...................      2,139        82,394
BEA Systems, Inc. (a)................      5,666        74,394
BMC Software, Inc. (a)...............      2,770        59,998
Cadence Design Systems, Inc. (a).....      3,808        70,410
Citrix Systems, Inc. (a).............      2,384        90,354
CA, Inc. ............................      4,081       111,044

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Compuware Corp. (a)..................      6,094  $     47,716
Electronic Arts, Inc. (a)............      2,386       130,562
Intuit, Inc. (a).....................      1,793        95,370
Jack Henry & Associates, Inc. .......        600        13,722
Kronos, Inc. (a).....................        200         7,478
McAfee, Inc. (a).....................      1,834        44,621
Microsoft Corp. .....................     67,799     1,844,811
NAVTEQ Corp. (a).....................      1,177        59,615
Novell, Inc. (a).....................      5,623        43,185
Oracle Corp. (a).....................     34,262       469,047
Parametric Technology Corp (a).......      2,570        41,968
Red Hat, Inc. (a)....................      2,764        77,337
Symantec Corp. (a)...................     10,174       171,228
Synopsys, Inc. (a)...................      2,719        60,770
                                                  ------------
                                                     3,832,656
                                                  ------------
SPECIALTY RETAIL -- 2.5%
Abercrombie & Fitch Co. .............        873        50,896
Advance Auto Parts, Inc. ............      1,242        51,717
American Eagle Outfitters, Inc. .....      1,457        43,506
AutoNation, Inc. (a).................      2,806        60,469
AutoZone, Inc. (a)...................        615        61,309
Bed Bath & Beyond, Inc. (a)..........      2,584        99,226
Best Buy Co,. Inc. ..................      3,255       182,052
Borders Group, Inc. .................        500        12,620
Chico's FAS, Inc. (a)................      1,710        69,495
Circuit City Stores, Inc. ...........      2,542        62,228
Claire's Stores, Inc. ...............        600        21,786
Foot Locker, Inc. ...................      1,782        42,554
Guitar Center, Inc. (a)..............        200         9,540
Limited Brands.......................      3,030        74,114
Lowe's Cos., Inc. ...................      5,201       335,153
Mens Wearhouse, Inc. ................        400        14,376
Michaels Stores, Inc. ...............      1,432        53,815
O'Reilly Automotive, Inc. (a)........      1,729        63,212
Office Depot, Inc. (a)...............      3,067       114,215
PETsMART, Inc. ......................      1,802        50,708
RadioShack Corp. ....................      1,762        33,883
Rent-A-Center, Inc. (a)..............        600        15,354
Ross Stores, Inc. ...................      1,736        50,674
Staples, Inc. .......................      6,367       162,486
The Gap, Inc. .......................      4,939        92,261
The Home Depot, Inc. ................     15,886       671,978
The TJX Cos., Inc. ..................      3,454        85,728
Tiffany & Co. .......................      1,637        61,453
Urban Outfitters, Inc. (a)...........      1,545        37,914
Williams-Sonoma, Inc. (a)............      1,201        50,922
Zale Corp. (a).......................        400        11,212
                                                  ------------
                                                     2,746,856
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)......................      3,365       116,362
Jones Apparel Group, Inc. ...........      1,842        65,152
Liz Claiborne, Inc. .................      1,545        63,314
NIKE, Inc. (Class B).................      1,432       121,863
Quiksilver, Inc. (a).................      2,666        36,951
Wolverine World Wide, Inc. ..........      2,102        46,517
                                                  ------------
                                                       450,159
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
Astoria Financial Corp. .............        700        21,672
Berkshire Hills Bancorp, Inc. .......      1,433        50,069
Countrywide Financial Corp. .........      4,360       160,012

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
ESB Financial Corp. .................      2,707  $     32,484
Fannie Mae...........................      7,021       360,879
Freddie Mac..........................      4,951       302,011
Golden West Financial Corp. .........      2,110       143,269
Horizon Financial Corp. .............      2,427        62,034
KNBT Bancorp, Inc. ..................      3,160        51,666
MASSBANK Corp. ......................      2,033        66,865
MGIC Investment Corp. ...............      1,069        71,228
NewAlliance Bancshares, Inc. ........      4,604        66,436
OceanFirst Financial Corp. ..........      2,517        61,667
People's Bank........................      2,456        80,434
Radian Group, Inc. ..................      1,259        75,855
Sound Federal Bancorp, Inc. .........      3,180        65,476
Sovereign Bancorp, Inc. .............      3,801        83,280
TrustCo Bank Corp. NY................      5,064        61,629
Washington Mutual, Inc. .............      6,812       290,327
                                                  ------------
                                                     2,107,293
                                                  ------------
TOBACCO -- 1.1%
Altria Group, Inc. ..................     14,472     1,025,486
Reynolds American, Inc. .............        807        85,139
UST, Inc. ...........................      1,647        68,515
                                                  ------------
                                                     1,179,140
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ........................      1,885        89,236
W.W. Grainger, Inc. .................        300        22,605
                                                  ------------
                                                       111,841
                                                  ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ..................        900        25,038
Connecticut Water Service, Inc. .....      2,345        61,486
Middlesex Water Co. .................      3,098        58,676
                                                  ------------
                                                       145,200
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ........................      2,383       154,299
American Tower Corp. (a).............      2,862        86,776
Crown Castle International Corp.
  (a)................................      2,919        82,754
Leap Wireless International, Inc.
  (a)................................        300        13,077

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
NII Holdings, Inc. (a)...............      1,414  $     83,383
SBA Communications Corp. (a).........        600        14,046
Sprint Nextel Corp. .................     19,732       509,875
Telephone & Data Systems, Inc. ......      1,281        50,523
                                                  ------------
                                                       994,733
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $93,466,743).......................              108,008,325
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (cost $52,704)................     52,704        52,704
                                                  ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $93,519,447).......................              108,061,029
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                  155,781
                                                  ------------
NET ASSETS -- 100.0%.................             $108,216,810
                                                  ============

(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.

                                     SHARES
                                  PURCHASED FOR   SHARES SOLD
                       NUMBER       THE NINE        FOR THE       NUMBER
                      OF SHARES      MONTHS       NINE MONTHS    OF SHARES
                       HELD AT        ENDED          ENDED        HELD AT
SECURITY DESCRIPTION   6/30/05       3/31/06        3/31/06       3/31/06
--------------------  ---------   -------------   ------------   ---------
State Street
  Corp. .............   2,796           0             427          2,369
(Cost $122,701)

                       INCOME     REALIZED GAIN
                       EARNED       ON SHARES
                       FOR THE     SOLD DURING
                        NINE        THE NINE
                       MONTHS        MONTHS
                        ENDED         ENDED
SECURITY DESCRIPTION   3/31/06       3/31/06
--------------------  ---------   -------------
State Street
  Corp. .............  $1,383        $1,801

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.1%
Alliant Techsystems, Inc. (a)........          45  $     3,473
Boeing Co. ..........................         845       65,851
General Dynamics Corp. ..............         390       24,952
Goodrich Corp. ......................         140        6,105
Honeywell International, Inc. .......         900       38,493
L-3 Communications Holdings, Inc. ...         132       11,324
Lockheed Martin Corp. ...............         405       30,427
Northrop Grumman Corp. ..............         385       26,292
Precision Castparts Corp. ...........         150        8,910
Raytheon Co. ........................         520       23,837
Rockwell Collins, Inc. ..............         185       10,425
United Technologies Corp. ...........       1,090       63,187
                                                   -----------
                                                       313,276
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. .......         195        9,573
Expeditors International Washington,
  Inc. ..............................         125       10,799
FedEx Corp. .........................         325       36,705
United Parcel Service, Inc. (Class
  B).................................         760       60,329
                                                   -----------
                                                       117,406
                                                   -----------
AIRLINES -- 0.2%
AMR Corp. (a)........................         200        5,410
Southwest Airlines Co. ..............         815       14,662
UAL Corp. (a)........................         100        3,993
                                                   -----------
                                                        24,065
                                                   -----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ....................          65        3,903
Gentex Corp. ........................         180        3,143
Johnson Controls, Inc. ..............         220       16,704
                                                   -----------
                                                        23,750
                                                   -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. ......................       2,025       16,119
General Motors Corp. ................         485       10,316
Harley-Davidson, Inc. ...............         335       17,380
                                                   -----------
                                                        43,815
                                                   -----------
BEVERAGES -- 1.9%
Anheuser-Busch Cos., Inc. ...........         895       38,279
Brown-Forman Corp. ..................          65        5,003
Coca-Cola Enterprises, Inc. .........         285        5,797
Constellation Brands, Inc. (Class A)
  (a)................................         225        5,636
Molson Coors Brewing Co. ............          80        5,490
PepsiCo, Inc. .......................       1,940      112,113
The Coca-Cola Co. ...................       2,547      106,643
The Pepsi Bottling Group, Inc. ......         175        5,318
                                                   -----------
                                                       284,279
                                                   -----------
BIOTECHNOLOGY -- 1.9%
Amgen, Inc. (a)......................       1,462      106,360
Amylin Pharmaceuticals, Inc. (a).....         100        4,895
Applera Corp. -- Applied Biosystems
  Group..............................         230        6,242
Biogen Idec, Inc. (a)................         390       18,369
Celgene Corp. (a)....................         380       16,804
Cephalon, Inc. (a)...................          65        3,916
Charles River Laboratories
  International, Inc. (a)............          85        4,167
Chiron Corp. (a).....................         125        5,726
Genentech, Inc. (a)..................         535       45,213

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Genzyme Corp. (a)....................         290  $    19,494
Gilead Sciences, Inc. (a)............         495       30,799
ImClone Systems, Inc. (a)............          75        2,552
Invitrogen Corp. (a).................          60        4,208
MedImmune, Inc. (a)..................         285       10,425
Millennium Pharmaceuticals, Inc.
  (a)................................         355        3,589
Vertex Pharmaceuticals, Inc. (a).....         100        3,659
                                                   -----------
                                                       286,418
                                                   -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ........         207        8,872
Masco Corp. .........................         505       16,407
                                                   -----------
                                                        25,279
                                                   -----------
CAPITAL MARKETS -- 3.3%
A.G. Edwards, Inc. ..................          90        4,487
Ameriprise Financial, Inc. ..........         255       11,490
BlackRock, Inc. .....................          15        2,100
E*TRADE Financial Corp. (a)..........         425       11,467
Eaton Vance Corp. ...................         155        4,244
Federated Investors, Inc. ...........         110        4,296
Franklin Resources, Inc. ............         160       15,078
Goldman Sachs Group, Inc. ...........         475       74,556
Janus Capital Group, Inc. ...........         260        6,024
Legg Mason, Inc. ....................         125       15,666
Lehman Brothers Holdings, Inc. ......         320       46,250
Mellon Financial Corp. ..............         490       17,444
Merrill Lynch & Co., Inc. ...........       1,082       85,218
Morgan Stanley.......................       1,140       71,615
Northern Trust Corp. ................         225       11,812
SEI Investments Co. .................          80        3,242
State Street Corp. (b)...............         385       23,266
T. Rowe Price Group, Inc. ...........         150       11,732
TD Ameritrade Holding Corp (a).......         315        6,574
The Bank of New York Co., Inc. ......         895       32,256
The Bear Stearns Cos., Inc. .........         125       17,337
The Charles Schwab Corp. ............       1,280       22,029
                                                   -----------
                                                       498,183
                                                   -----------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. ......         245       16,462
Ashland, Inc. .......................          85        6,042
E. I. du Pont de Nemours & Co. ......       1,045       44,109
Eastman Chemical Co. ................          90        4,606
Ecolab, Inc. ........................         215        8,213
Engelhard Corp. .....................         145        5,743
Huntsman Corp. (a)...................         105        2,027
International Flavors & Fragrances,
  Inc. ..............................         100        3,432
Lubrizol Corp. ......................          77        3,299
Lyondell Chemical Co. ...............         260        5,174
Monsanto Co. ........................         307       26,018
PPG Industries, Inc. ................         200       12,670
Praxair, Inc. .......................         375       20,681
Rohm & Haas Co. .....................         165        8,064
Sigma-Aldrich Corp. .................          70        4,605
The Dow Chemical Co. ................       1,097       44,538
The Mosaic Co. (a)...................         145        2,081
Tronox, Inc. ........................          24          408
                                                   -----------
                                                       218,172
                                                   -----------
COMMERCIAL BANKS -- 5.7%
AmSouth Bancorp......................         405       10,955
Associated BancCorp. ................         140        4,757

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Bank of America Corp. ...............       5,400  $   245,916
Bank of Hawaii Corp. ................          60        3,199
BB&T Corp. ..........................         630       24,696
City National Corp. .................          50        3,840
Colonial BancGroup, Inc. ............         175        4,375
Comerica, Inc. ......................         195       11,304
Commerce Bancorp, Inc. ..............         185        6,780
Commerce Bancshares, Inc. ...........          84        4,340
Compass Bancshares, Inc. ............         140        7,085
Fifth Third Bancorp..................         540       21,254
First Horizon National Corp. ........         140        5,831
Fulton Financial Corp. ..............         180        3,096
Huntington Bancshares, Inc. .........         255        6,153
Keycorp..............................         470       17,296
M&T Bank Corp. ......................          95       10,843
Marshall & Ilsley Corp. .............         220        9,588
Mercantile Bankshares Corp. .........         142        5,460
National City Corp. .................         645       22,510
North Fork Bancorp, Inc. ............         502       14,473
PNC Financial Services Group.........         335       22,549
Popular, Inc. .......................         280        5,813
Regions Financial Corp. .............         530       18,640
Sky Financial Group, Inc. ...........         125        3,313
SunTrust Banks, Inc. ................         415       30,195
Synovus Financial Corp. .............         295        7,992
TCF Financial Corp. .................         150        3,863
TD Banknorth, Inc. ..................         200        5,870
U.S. Bancorp.........................       2,150       65,575
UnionBanCal Corp. ...................          65        4,560
Valley National Bancorp..............         130        3,331
Wachovia Corp. ......................       1,827      102,403
Wells Fargo & Co. ...................       1,947      124,355
Zions Bancorp........................         111        9,183
                                                   -----------
                                                       851,393
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Aramark Corp. .......................         135        3,988
Avery Dennison Corp. ................         110        6,433
Cendant Corp. .......................       1,212       21,028
ChoicePoint, Inc. (a)................         100        4,475
Cintas Corp. ........................         160        6,819
Dun & Bradstreet Corp. (a)...........          80        6,134
Equifax, Inc. .......................         155        5,772
Manpower, Inc. ......................         105        6,004
Monster Worldwide, Inc. (a)..........         125        6,233
Pitney Bowes, Inc. ..................         265       11,376
R.R. Donnelley & Sons Co. ...........         250        8,180
Republic Services, Inc. .............         140        5,951
Robert Half International, Inc. .....         200        7,722
Waste Management, Inc. ..............         655       23,122
                                                   -----------
                                                       123,237
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.8%
Avaya, Inc. (a)......................         520        5,876
Cisco Systems, Inc. (a)..............       7,079      153,402
Comverse Technology, Inc. (a)........         210        4,941
Corning, Inc. (a)....................       1,737       46,743
Harris Corp. ........................         155        7,330
JDS Uniphase Corp. (a)...............       1,800        7,506
Juniper Networks, Inc. (a)...........         627       11,988
Lucent Technologies, Inc. (a)........       4,962       15,134
Motorola, Inc. ......................       2,822       64,652

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
QUALCOMM, Inc. ......................       1,895  $    95,906
Tellabs, Inc. (a)....................         487        7,743
                                                   -----------
                                                       421,221
                                                   -----------
COMPUTERS & PERIPHERALS -- 3.4%
Apple Computer, Inc. (a).............         940       58,957
Dell, Inc. (a).......................       2,420       72,019
Diebold, Inc. .......................          82        3,370
EMC Corp. (a)........................       2,787       37,987
Hewlett-Packard Co. .................       3,232      106,333
International Business Machines
  Corp. .............................       1,857      153,147
Lexmark International, Inc. (a)......         150        6,807
NCR Corp. (a)........................         215        8,985
Network Appliance, Inc. (a)..........         420       15,133
QLogic Corp. (a).....................         200        3,870
SanDisk Corp. (a)....................         210       12,079
Seagate Technology (a)...............         435       11,453
Sun Microsystems, Inc. (a)...........       3,922       20,120
Western Digital Corp. (a)............         200        3,886
                                                   -----------
                                                       514,146
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. .........................          95        8,151
Jacobs Engineering Group, Inc. (a)...          65        5,638
                                                   -----------
                                                        13,789
                                                   -----------
CONSTRUCTION MATERIALS -- 0.1%
Lafarge North America, Inc. .........          35        2,940
Martin Marietta Materials, Inc. .....          55        5,887
Vulcan Materials Co. ................         105        9,098
                                                   -----------
                                                        17,925
                                                   -----------
CONSUMER FINANCE -- 0.8%
American Express Co. ................       1,270       66,739
AmeriCredit Corp. (a)................         170        5,224
Capital One Financial Corp. .........         322       25,927
SLM Corp. ...........................         485       25,191
Student Loan Corp. ..................           5        1,165
                                                   -----------
                                                       124,246
                                                   -----------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp. ..........................         117        5,128
Bemis Co. ...........................         125        3,948
Crown Holdings, Inc. (a).............         190        3,371
Owens-Illinois, Inc. (a).............         160        2,779
Pactiv Corp. (a).....................         175        4,294
Sealed Air Corp. ....................          95        5,498
Smurfit-Stone Container Corp. (a)....         290        3,935
Sonoco Products Co. .................         115        3,895
Temple-Inland, Inc. .................         130        5,791
                                                   -----------
                                                        38,639
                                                   -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ...................         200        8,766
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)...............         175        9,189
Career Education Corp. (a)...........         120        4,528
H&R Block, Inc. .....................         352        7,621
The ServiceMaster Co. ...............         335        4,395
Weight Watchers International,
  Inc. ..............................          45        2,313
                                                   -----------
                                                        28,046
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.3%
Cbot Holdings, Inc. (a)..............           5          597

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Chicago Mercantile Exchange Holdings,
  Inc. ..............................          30  $    13,425
CIT Group, Inc. .....................         245       13,112
Citigroup, Inc. .....................       5,787      273,320
JPMorgan Chase & Co. ................       4,052      168,725
Leucadia National Corp. .............          95        5,668
Moody's Corp. .......................         295       21,081
                                                   -----------
                                                       495,928
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc. ..........................       4,520      122,221
BellSouth Corp. .....................       2,110       73,112
CenturyTel, Inc. ....................         145        5,672
Citizens Communications Co. .........         385        5,109
Qwest Communications International,
  Inc.(a)............................       1,710       11,628
Verizon Communications, Inc. ........       3,371      114,816
                                                   -----------
                                                       332,558
                                                   -----------
ELECTRIC UTILITIES -- 1.4%
Allegheny Energy, Inc. (a)...........         185        6,262
American Electric Power Co., Inc. ...         455       15,479
Cinergy Corp. .......................         210        9,536
DPL, Inc. ...........................         140        3,780
Edison International.................         345       14,207
Entergy Corp. .......................         245       16,890
Exelon Corp. ........................         762       40,310
FirstEnergy Corp. ...................         380       18,582
FPL Group, Inc. .....................         415       16,658
Northeast Utilities..................         150        2,930
Pepco Holdings, Inc. ................         215        4,900
Pinnacle West Capital Corp. .........         110        4,301
PPL Corp. ...........................         437       12,848
Progress Energy, Inc. ...............         285       12,534
Reliant Energy, Inc. (a).............         345        3,650
The Southern Co. ....................         855       28,019
                                                   -----------
                                                       210,886
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. .....         215        4,968
AMETEK, Inc. ........................          80        3,597
Cooper Industries, Ltd. .............         105        9,124
Emerson Electric Co. ................         482       40,310
Hubbell, Inc. (Class B)..............          65        3,332
Rockwell Automation, Inc. ...........         190       13,663
Roper Industries, Inc. ..............         100        4,863
                                                   -----------
                                                        79,857
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a).......         471       17,686
Amphenol Corp. (Class A).............         100        5,218
Arrow Electronics, Inc. (a)..........         132        4,260
CDW Corp. ...........................          75        4,414
Ingram Micro, Inc. (Class A) (a).....         145        2,900
Jabil Circuit, Inc. (a)..............         205        8,786
Molex, Inc. .........................         150        4,980
Solectron Corp. (a)..................       1,120        4,480
Symbol Technologies, Inc. ...........         280        2,962
                                                   -----------
                                                        55,686
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 2.2%
Baker Hughes, Inc. ..................         385       26,334
BJ Services Co. .....................         370       12,802

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Cooper Cameron Corp. (a).............         130  $     5,730
Diamond Offshore Drilling, Inc. .....          70        6,265
ENSCO International, Inc. ...........         175        9,004
GlobalSantaFe Corp. .................         250       15,188
Grant Prideco, Inc. (a)..............         140        5,998
Halliburton Co. .....................         580       42,352
Nabors Industries, Ltd. (a)..........         180       12,884
National-Oilwell Varco, Inc. (a).....         200       12,824
Noble Corp. .........................         150       12,165
Patterson-UTI Energy, Inc. ..........         190        6,072
Pride International, Inc. (a)........         180        5,612
Rowan Cos., Inc. ....................         125        5,495
Schlumberger, Ltd. ..................         680       86,068
Smith International, Inc. ...........         245        9,545
Transocean, Inc. (a).................         370       29,711
Weatherford International, Ltd.
  (a)................................         380       17,385
                                                   -----------
                                                       321,434
                                                   -----------
FOOD & STAPLES RETAILING -- 2.2%
Albertson's, Inc. ...................         365        9,369
Costco Wholesale Corp. ..............         530       28,705
CVS Corp. ...........................         932       27,839
Safeway, Inc. .......................         515       12,937
SUPERVALU, Inc. .....................         155        4,777
Sysco Corp. .........................         735       23,557
The Kroger Co. (a)...................         840       17,102
Wal-Mart Stores, Inc. ...............       2,972      140,397
Walgreen Co. ........................       1,177       50,764
Whole Foods Market, Inc. ............         150        9,966
                                                   -----------
                                                       325,413
                                                   -----------
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co. ..........         690       23,218
Bunge, Ltd. .........................         130        7,242
Campbell Soup Co. ...................         295        9,558
ConAgra Foods, Inc. .................         610       13,091
Dean Foods Co. (a)...................         170        6,601
General Mills, Inc. .................         410       20,779
H.J. Heinz Co. ......................         405       15,358
Hormel Foods Corp. ..................          85        2,873
Kellogg Co. .........................         275       12,111
Kraft Foods, Inc. ...................         295        8,941
McCormick & Co., Inc. ...............         150        5,079
Sara Lee Corp. ......................         910       16,271
Smithfield Foods, Inc. (a)...........         100        2,934
The Hershey Co. .....................         200       10,446
Tyson Foods, Inc. (Class A)..........         270        3,710
Wm. Wrigley Jr., Co. ................         165       10,560
                                                   -----------
                                                       168,772
                                                   -----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. ...........         135        4,929
ONEOK, Inc. .........................         110        3,547
Questar Corp. .......................          97        6,795
                                                   -----------
                                                        15,271
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Bausch & Lomb, Inc. .................          60        3,822
Baxter International, Inc. ..........         715       27,749
Beckman Coulter, Inc. ...............          70        3,820
Becton, Dickinson & Co. .............         275       16,935
Biomet, Inc. ........................         270        9,590
Boston Scientific Corp. (a)..........         690       15,905

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
C.R. Bard, Inc. .....................         120  $     8,137
Cytyc Corp. (a)......................         130        3,663
Dade Behring Holdings, Inc. .........         105        3,750
Dentsply International, Inc. ........          80        4,652
Fisher Scientific International, Inc.
  (a)................................         130        8,847
Guidant Corp. .......................         370       28,882
Hillenbrand Industries, Inc. ........          65        3,574
Hospira, Inc. (a)....................         180        7,103
Kinetic Concepts, Inc. (a)...........          60        2,470
Medtronic, Inc. .....................       1,392       70,644
Millipore Corp. (a)..................          55        4,018
PerkinElmer, Inc. ...................         140        3,286
St. Jude Medical, Inc. (a)...........         410       16,810
Stryker Corp. .......................         320       14,189
Thermo Electron Corp. (a)............         185        6,862
Varian Medical Systems, Inc. (a).....         157        8,817
Waters Corp. (a).....................         135        5,825
Zimmer Holdings, Inc. (a)............         285       19,266
                                                   -----------
                                                       298,616
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
Aetna, Inc. .........................         680       33,415
AmerisourceBergen Corp. .............         240       11,585
Cardinal Health, Inc. ...............         500       37,260
Caremark Rx, Inc. (a)................         525       25,819
CIGNA Corp. .........................         152       19,854
Community Health Systems, Inc. (a)...         100        3,615
Covance, Inc. (a)....................          70        4,113
Coventry Health Care, Inc. (a).......         185        9,986
DaVita, Inc. (a).....................         115        6,924
Express Scripts, Inc. (Class A)
  (a)................................         145       12,746
HCA, Inc. ...........................         520       23,811
Health Management Associates,
  Inc. ..............................         265        5,716
Health Net, Inc. (a).................         130        6,607
Henry Schein, Inc. (a)...............         100        4,786
Humana, Inc. (a).....................         185        9,740
IMS Health, Inc. ....................         270        6,958
Laboratory Corp. of America
  Holdings (a).......................         155        9,064
Lincare Holdings, Inc. (a)...........         115        4,480
Manor Care, Inc. ....................         100        4,435
McKesson Corp. ......................         320       16,682
Medco Health Solutions, Inc. (a).....         350       20,027
Omnicare, Inc. ......................         120        6,599
Patterson Cos., Inc. (a).............         135        4,752
Pharmaceutical Product Development,
  Inc. ..............................         100        3,461
Quest Diagnostics, Inc. .............         180        9,234
Tenet Healthcare Corp. (a)...........         540        3,985
Triad Hospitals, Inc. (a)............         100        4,190
UnitedHealth Group, Inc. ............       1,567       87,533
Universal Health Services, Inc.
  (Class B)..........................          65        3,301
WellPoint, Inc. (a)..................         723       55,982
                                                   -----------
                                                       456,660
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 1.8%
Boyd Gaming Corp. ...................          55        2,747
Brinker International, Inc. .........         100        4,225
Carnival Corp. ......................         490       23,211
Darden Restaurants, Inc. ............         170        6,975
GTECH Holdings Corp. ................         135        4,597

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Harrah's Entertainment, Inc. ........         210  $    16,371
Hilton Hotels Corp. .................         415       10,566
International Game Technology........         395       13,912
International Speedway Corp. (Class
  A).................................          40        2,036
Las Vegas Sands Corp. (a)............         145        8,216
Marriott International, Inc. (Class
  A).................................         220       15,092
McDonald's Corp. ....................       1,460       50,165
MGM Mirage, Inc. (a).................         140        6,033
Outback Steakhouse, Inc. ............          85        3,740
Penn National Gaming, Inc. (a).......          70        2,953
Royal Caribbean Cruises, Ltd. .......         150        6,303
Starbucks Corp. (a)..................         920       34,629
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).....................         250       16,932
Station Casinos, Inc. ...............          55        4,365
Wendy's International, Inc. .........         130        8,068
Wynn Resorts, Ltd. (a)...............          80        6,148
Yum! Brands, Inc. ...................         335       16,368
                                                   -----------
                                                       263,652
                                                   -----------
HOUSEHOLD DURABLES -- 0.8%
Black & Decker Corp. ................          95        8,255
Centex Corp. ........................         142        8,803
D.R. Horton, Inc. ...................         315       10,464
Fortune Brands, Inc. ................         170       13,707
Garmin, Ltd. ........................          65        5,163
Harman International Industries,
  Inc. ..............................          75        8,335
Hovnanian Enterprises, Inc. (a)......          40        1,757
KB HOME..............................          90        5,848
Leggett & Platt, Inc. ...............         220        5,361
Lennar Corp. (Class A)...............         155        9,359
Mohawk Industries, Inc. (a)..........          60        4,843
Newell Rubbermaid, Inc. .............         315        7,935
NVR, Inc. (a)........................           5        3,695
Pulte Homes, Inc. ...................         245        9,413
Ryland Group, Inc. ..................          55        3,817
The Stanley Works....................         100        5,066
Toll Brothers, Inc. (a)..............         125        4,329
Whirlpool Corp. .....................          75        6,860
                                                   -----------
                                                       123,010
                                                   -----------
HOUSEHOLD PRODUCTS -- 2.0%
Colgate-Palmolive Co. ...............         605       34,546
Energizer Holdings, Inc. (a).........          80        4,240
Kimberly-Clark Corp. ................         555       32,079
Procter & Gamble Co. ................       3,787      218,207
The Clorox Co. ......................         177       10,593
                                                   -----------
                                                       299,665
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc. ....         200       10,942
Mirant Corp (a)......................         345        8,625
NRG Energy, Inc. (a).................         100        4,522
The AES Corp. (a)....................         745       12,710
TXU Corp. ...........................         520       23,275
                                                   -----------
                                                        60,074
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 3.8%
3M Co. ..............................         812       61,460
General Electric Co. ................      12,209      424,629

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Textron, Inc. .......................         130  $    12,141
Tyco International, Ltd. ............       2,330       62,630
                                                   -----------
                                                       560,860
                                                   -----------
INSURANCE -- 5.0%
ACE, Ltd. ...........................         330       17,163
AFLAC, Inc. .........................         580       26,175
Ambac Financial Group, Inc. .........         125        9,950
American International Group,
  Inc. ..............................       2,625      173,486
Aon Corp. ...........................         300       12,453
Arthur J. Gallagher & Co. ...........         105        2,920
Assurant, Inc. ......................         135        6,649
Axis Capital Holdings, Ltd. .........         100        2,990
Berkshire Hathaway, Inc. (Class A)
  (a)................................           1       90,350
Brown & Brown, Inc. .................         130        4,316
Chubb Corp. .........................         220       20,997
Cincinnati Financial Corp. ..........         175        7,362
CNA Financial Corp. (a)..............          40        1,274
Conseco, Inc. (a)....................         175        4,344
Everest Re Group, Ltd. ..............          65        6,069
Fidelity National Financial, Inc. ...         175        6,218
Fidelity National Title Group,
  Inc. ..............................          30          683
First American Corp. ................          95        3,720
Genworth Financial, Inc. (Class A)...         560       18,721
Jefferson-Pilot Corp. ...............         155        8,671
Lincoln National Corp. ..............         202       11,027
Loews Corp. .........................         145       14,674
Markel Corp. (a).....................          10        3,377
Marsh & McLennan Cos., Inc. .........         605       17,763
MBIA, Inc. ..........................         155        9,320
MetLife, Inc. .......................         470       22,734
Nationwide Financial Services, Inc.
  (Class A)..........................         100        4,302
Old Republic International Corp. ....         246        5,368
Principal Financial Group, Inc. .....         340       16,592
Protective Life Corp. ...............          75        3,731
Prudential Financial, Inc. ..........         600       45,486
SAFECO Corp. ........................         145        7,280
The Allstate Corp. ..................         775       40,385
The Hartford Financial Services
  Group, Inc. .......................         340       27,387
The Progressive Corp. ...............         200       20,852
The St. Paul Travelers Cos., Inc. ...         770       32,178
Torchmark Corp. .....................         122        6,966
Unitrin, Inc. .......................          50        2,326
UnumProvident Corp. .................         342        7,004
White Mountains Insurance Group,
  Ltd. ..............................          10        5,945
WR Berkley Corp. ....................         125        7,257
XL Capital, Ltd. (Class A)...........         200       12,822
                                                   -----------
                                                       749,287
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.2%
Amazon.com, Inc. (a).................         342       12,486
Expedia, Inc. (a)....................         335        6,790
IAC/InterActiveCorp (a)..............         335        9,873
                                                   -----------
                                                        29,149
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 1.2%
eBay, Inc. (a).......................       1,242       48,513
Google, Inc. (a).....................         200       78,000

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
VeriSign, Inc. (a)...................         295  $     7,077
Yahoo!, Inc. (a).....................       1,600       51,616
                                                   -----------
                                                       185,206
                                                   -----------
IT SERVICES -- 1.3%
Accenture, Ltd. (Class A)............         630       18,944
Affiliated Computer Services, Inc.
  (a)................................         140        8,352
Automatic Data Processing, Inc. .....         670       30,606
Ceridian Corp. (a)...................         170        4,327
Checkfree Corp. (a)..................          75        3,788
Cognizant Technology Solutions
  Corp. (a)..........................         155        9,221
Computer Sciences Corp. (a)..........         215       11,943
DST Systems, Inc. (a)................          75        4,345
Electronic Data Systems Corp. .......         585       15,696
Fidelity National Information
  Services, Inc. ....................         100        4,055
First Data Corp. ....................         905       42,372
Fiserv, Inc. (a).....................         225        9,574
Global Payments, Inc. ...............         100        5,301
Iron Mountain, Inc. (a)..............         125        5,092
Paychex, Inc. .......................         390       16,247
Sabre Holdings Corp.(Class A)........         160        3,765
Total System Services, Inc. .........          45          896
                                                   -----------
                                                       194,524
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. .....................         110        4,275
Eastman Kodak Co. ...................         330        9,385
Hasbro, Inc. ........................         180        3,798
Mattel, Inc. ........................         475        8,612
                                                   -----------
                                                        26,070
                                                   -----------
MACHINERY -- 1.6%
Caterpillar, Inc. ...................         785       56,371
Cummins, Inc. .......................          45        4,730
Danaher Corp. .......................         295       18,747
Deere & Co. .........................         285       22,529
Donaldson Co., Inc. .................          85        2,872
Dover Corp. .........................         235       11,412
Eaton Corp. .........................         175       12,770
Graco, Inc. .........................          80        3,634
Illinois Tool Works, Inc. ...........         290       27,930
Ingersoll-Rand Co., Ltd. (Class A)...         390       16,298
ITT Industries, Inc. ................         210       11,806
Joy Global, Inc. ....................         135        8,069
Oshkosh Truck Corp. .................         100        6,224
PACCAR, Inc. ........................         200       14,096
Pall Corp. ..........................         145        4,523
Parker-Hannifin Corp. ...............         140       11,285
Pentair, Inc. .......................         115        4,686
SPX Corp. ...........................          90        4,808
                                                   -----------
                                                       242,790
                                                   -----------
MEDIA -- 3.7%
Cablevision Systems New York Group
  (Class A) (a)......................         165        4,406
CBS Corp.............................         826       19,807
Clear Channel Communications,
  Inc. ..............................         585       16,971
Clear Channel Outdoor
  Holdings, Inc. (a).................          40          938
Comcast Corp. (Class A) (a)..........       2,392       62,575
Discovery Holding Co. (Class A)
  (a)................................         322        4,830

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
EchoStar Communications Corp. (Class
  A)(a)..............................         250  $     7,467
EW Scripps Co. ......................          95        4,247
Gannett Co., Inc. ...................         285       17,077
Getty Images, Inc. (a)...............          55        4,118
Knight Ridder, Inc. .................          90        5,689
Lamar Advertising Co. (a)............          95        4,999
Liberty Global, Inc. (Class A) (a)...         545       11,156
Liberty Media Corp. (a)..............       3,362       27,602
Meredith Corp. ......................          55        3,068
News Corp. (Class A).................       2,837       47,123
NTL, Inc. (a)........................         325        9,461
Omnicom Group, Inc. .................         210       17,482
Pixar (a)............................          65        4,169
R.H. Donnelley Corp. (a).............         100        5,823
Sirius Satellite Radio, Inc. (a).....       1,380        7,010
The DIRECTV Group, Inc. (a)..........       1,055       17,302
The Interpublic Group of Cos., Inc.
  (a)................................         485        4,637
The McGraw-Hill Cos., Inc. ..........         430       24,777
The New York Times Co. (Class A).....         170        4,303
The Walt Disney Co. .................       2,250       62,752
The Washington Post Co. .............           5        3,884
Time Warner, Inc. ...................       5,377       90,280
Tribune Co. .........................         240        6,583
Univision Communications, Inc. (a)...         295       10,169
Viacom Inc (a).......................         826       32,049
XM Satellite Radio Holdings, Inc.
  (Class A) (a)......................         255        5,679
                                                   -----------
                                                       548,433
                                                   -----------
METALS & MINING -- 0.8%
Alcoa, Inc. .........................       1,005       30,713
Allegheny Technologies, Inc. ........         100        6,118
Freeport-McMoRan Copper & Gold,
  Inc. ..............................         205       12,253
Newmont Mining Corp. ................         470       24,388
Nucor Corp. .........................         165       17,290
Phelps Dodge Corp. ..................         220       17,717
Southern Copper Corp. ...............          40        3,379
United States Steel Corp. ...........         130        7,888
                                                   -----------
                                                       119,746
                                                   -----------
MULTI-UTILITIES -- 1.3%
Alliant Energy Corp. ................         135        4,248
Ameren Corp. ........................         225       11,210
CenterPoint Energy, Inc. ............         315        3,758
Consolidated Edison, Inc. ...........         280       12,180
Dominion Resources, Inc. ............         390       26,922
DTE Energy Co. ......................         200        8,018
Duke Energy Corp. ...................       1,020       29,733
Energy East Corp. ...................         170        4,131
KeySpan Corp. .......................         185        7,561
MDU Resources Group, Inc. ...........         125        4,181
NiSource, Inc. ......................         310        6,268
NSTAR................................         125        3,576
PG&E Corp. ..........................         425       16,532
Public Service Enterprise Group,
  Inc. ..............................         275       17,611
SCANA Corp. .........................         120        4,709
Sempra Energy........................         235       10,918
TECO Energy, Inc. ...................         230        3,708
Wisconsin Energy Corp. ..............         135        5,399
Xcel Energy, Inc. ...................         460        8,349
                                                   -----------
                                                       189,012
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
MULTILINE RETAIL -- 1.0%
Dollar General Corp. ................         342  $     6,043
Dollar Tree Stores, Inc. (a).........         125        3,459
Family Dollar Stores, Inc. ..........         180        4,788
Federated Department Stores, Inc. ...         305       22,265
J. C. Penney Co., Inc. ..............         275       16,613
Kohl's Corp. (a).....................         350       18,553
Nordstrom, Inc. .....................         265       10,383
Sears Holdings Corp. (a).............         115       15,208
Target Corp. ........................         925       48,109
                                                   -----------
                                                       145,421
                                                   -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a)......................       1,097       16,675
Zebra Technologies Corp. (Class A)
  (a)................................          85        3,801
                                                   -----------
                                                        20,476
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 7.6%
Amerada Hess Corp. ..................          95       13,528
Anadarko Petroleum Corp. ............         260       26,263
Apache Corp. ........................         377       24,697
Arch Coal, Inc. .....................          70        5,316
Burlington Resources, Inc. ..........         445       40,900
Chesapeake Energy Corp. .............         360       11,308
Chevron Corp. .......................       2,592      150,258
CNX Gas Corp. (a)....................          30          780
ConocoPhillips.......................       1,460       92,199
CONSOL Energy, Inc. .................         105        7,787
Devon Energy Corp. ..................         512       31,319
El Paso Corp. .......................         710        8,555
Enterprise Products Partners LP......         235        5,802
EOG Resources, Inc. .................         275       19,800
Exxon Mobil Corp. ...................       7,029      427,785
Kerr-McGee Corp. ....................         120       11,458
Kinder Morgan, Inc. .................         116       10,671
Marathon Oil Corp. ..................         420       31,991
Massey Energy Co. ...................          85        3,066
Murphy Oil Corp. ....................         200        9,964
Newfield Exploration Co. (a).........         145        6,075
Noble Energy, Inc. ..................         200        8,784
Occidental Petroleum Corp. ..........         460       42,619
Peabody Energy Corp. ................         300       15,123
Pioneer Natural Resources Co. .......         165        7,301
Plains Exploration & Production Co.
  (a)................................          90        3,478
Pogo Producing Co. ..................          65        3,266
Southwestern Energy Co. (a)..........         190        6,116
Sunoco, Inc. ........................         160       12,411
Tesoro Petroleum Corp. ..............          75        5,126
The Williams Cos., Inc. .............         640       13,690
Ultra Petroleum Corp. (a)............         175       10,904
Valero Energy Corp. .................         700       41,846
XTO Energy, Inc. ....................         400       17,428
                                                   -----------
                                                     1,127,614
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. .............         565       19,532
Louisiana-Pacific Corp. .............         120        3,264
MeadWestvaco Corp. ..................         235        6,418
Weyerhaeuser Co. ....................         275       19,918
                                                   -----------
                                                        49,132
                                                   -----------

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. ..................          95  $     4,202
Avon Products, Inc. .................         540       16,832
The Estee Lauder Cos., Inc. (Class
  A).................................         155        5,764
                                                   -----------
                                                        26,798
                                                   -----------
PHARMACEUTICALS -- 5.8%
Abbott Laboratories..................       1,792       76,106
Allergan, Inc. ......................         150       16,275
Barr Pharmaceuticals, Inc. (a).......         105        6,613
Bristol-Myers Squibb Co. ............       2,250       55,373
Eli Lilly & Co. .....................       1,115       61,659
Endo Pharmaceuticals Holdings, Inc.
  (a)................................         110        3,609
Forest Laboratories, Inc. (a)........         405       18,075
Johnson & Johnson....................       3,422      202,651
King Pharmaceuticals, Inc. (a).......         280        4,830
Merck & Co., Inc. ...................       2,537       89,379
Mylan Laboratories, Inc. ............         250        5,850
Pfizer, Inc. ........................       8,559      213,290
Schering-Plough Corp. ...............       1,697       32,226
Sepracor, Inc. (a)...................         120        5,857
Watson Pharmaceuticals, Inc. (a).....         125        3,593
Wyeth................................       1,535       74,478
                                                   -----------
                                                       869,864
                                                   -----------
REAL ESTATE -- 1.7%
AMB Property Corp. ..................          95        5,156
Apartment Investment & Management Co.
  (Class A)..........................         110        5,159
Archstone-Smith Trust................         230       11,217
Avalonbay Communities, Inc. .........          85        9,273
Boston Properties, Inc. .............         125       11,656
Brookfield Properties Corp. .........         100        3,415
CB Richard Ellis Group, Inc. (Class
  A)(a)..............................         100        8,070
Developers Diversified Realty
  Corp. .............................         125        6,844
Duke Realty Corp. ...................         165        6,262
Equity Office Properties Trust.......         470       15,783
Equity Residential...................         322       15,066
Forest City Enterprises, Inc. .......          70        3,301
General Growth Properties, Inc. .....         255       12,462
Health Care Property Investors,
  Inc. ..............................         155        4,402
Hospitality Properties Trust.........          75        3,275
Host Marriott Corp. .................         375        8,025
iStar Financial, Inc. ...............         130        4,976
Kimco Realty Corp. ..................         245        9,957
Liberty Property Trust...............          97        4,575
Macerich Co. ........................          70        5,176
Mack-Cali Realty Corp. ..............          70        3,360
New Plan Excel Realty Trust..........         120        3,113
Plum Creek Timber Co., Inc. .........         210        7,755
ProLogis.............................         275       14,712
Public Storage, Inc. ................         100        8,123
Regency Centers Corp. ...............          70        4,703
Simon Property Group, Inc. ..........         255       21,456
The St. Joe Co. .....................          80        5,027
Thornburg Mortgage, Inc. ............         115        3,112
United Dominion Realty Trust,
  Inc. ..............................         152        4,338
Vornado Realty Trust.................         150       14,400
Weingarten Realty Investors..........          90        3,668
                                                   -----------
                                                       247,817
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe
  Corp. .............................         435  $    36,249
CSX Corp. ...........................         245       14,651
J.B. Hunt Transport Services,
  Inc. ..............................         145        3,123
Norfolk Southern Corp. ..............         460       24,872
Union Pacific Corp. .................         300       28,005
YRC Worldwide, Inc. (a)..............          65        2,474
                                                   -----------
                                                       109,374
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.9%
Advanced Micro Devices, Inc. (a).....         555       18,404
Altera Corp. (a).....................         430        8,875
Analog Devices, Inc. ................         430       16,465
Applied Materials, Inc. .............       1,820       31,868
Broadcom Corp. (Class A) (a).........         465       20,069
Freescale Semiconductor, Inc.
  (Class B) (a)......................         460       12,774
Intel Corp. .........................       6,804      131,657
International Rectifier Corp. (a)....          75        3,107
Intersil Corp. (Class A).............         200        5,784
KLA-Tencor Corp. ....................         225       10,881
Lam Research Corp. (a)...............         160        6,880
Linear Technology Corp. .............         355       12,453
LSI Logic Corp. (a)..................         400        4,624
Marvell Technology Group, Ltd. (a)...         255       13,796
Maxim Integrated Products, Inc. .....         375       13,931
MEMC Electronic Materials, Inc.
  (a)................................         200        7,384
Microchip Technology, Inc. ..........         235        8,531
Micron Technology, Inc. (a)..........         705       10,378
National Semiconductor Corp. ........         400       11,136
Novellus Systems, Inc. (a)...........         160        3,840
NVIDIA Corp. (a).....................         185       10,593
Teradyne, Inc. (a)...................         225        3,490
Texas Instruments, Inc. .............       1,860       60,394
Xilinx, Inc. ........................         400       10,184
                                                   -----------
                                                       437,498
                                                   -----------
SOFTWARE -- 3.4%
Activision, Inc. (a).................         305        4,206
Adobe Systems, Inc. (a)..............         679       23,711
Autodesk, Inc. (a)...................         265       10,208
BEA Systems, Inc. (a)................         445        5,843
BMC Software, Inc. (a)...............         255        5,523
Cadence Design Systems, Inc. (a).....         315        5,824
Citrix Systems, Inc. (a).............         195        7,391
CA, Inc. ............................         540       14,693
Electronic Arts, Inc. (a)............         345       18,878
Intuit, Inc. (a).....................         190       10,106
McAfee, Inc. (a).....................         180        4,379
Microsoft Corp. .....................      10,561      287,365
NAVTEQ Corp. (a).....................         105        5,318
Novell, Inc. (a).....................         432        3,318
Oracle Corp. (a).....................       4,710       64,480
Red Hat, Inc. (a)....................         200        5,596
Salesforce.com, Inc. (a).............         100        3,633
Symantec Corp. (a)...................       1,172       19,725
Synopsys, Inc. (a)...................         165        3,688
                                                   -----------
                                                       503,885
                                                   -----------
SPECIALTY RETAIL -- 2.4%
Abercrombie & Fitch Co. .............         100        5,830
Advance Auto Parts, Inc. ............         130        5,413

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
American Eagle Outfitters, Inc. .....         140  $     4,180
AutoNation, Inc. (a).................         225        4,849
AutoZone, Inc. (a)...................          65        6,480
Barnes & Noble, Inc. ................          65        3,006
Bed Bath & Beyond, Inc. (a)..........         345       13,248
Best Buy Co,. Inc. ..................         457       25,560
CarMax, Inc. (a).....................         120        3,922
Chico's FAS, Inc. (a)................         205        8,331
Circuit City Stores, Inc. ...........         220        5,386
Foot Locker, Inc. ...................         180        4,298
Limited Brands.......................         395        9,662
Lowe's Cos., Inc. ...................         807       52,003
Michaels Stores, Inc. ...............         155        5,825
O'Reilly Automotive, Inc. (a)........         130        4,753
Office Depot, Inc. (a)...............         360       13,407
PETsMART, Inc. ......................         165        4,643
RadioShack Corp. ....................         155        2,981
Ross Stores, Inc. ...................         170        4,962
Staples, Inc. .......................         855       21,820
The Gap, Inc. .......................         735       13,730
The Home Depot, Inc. ................       2,470      104,481
The Sherwin-Williams Co. ............         135        6,674
The TJX Cos., Inc. ..................         555       13,775
Tiffany & Co. .......................         167        6,269
Urban Outfitters, Inc. (a)...........         132        3,239
Williams-Sonoma, Inc. (a)............         105        4,452
                                                   -----------
                                                       363,179
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a)......................         440       15,215
Jones Apparel Group, Inc. ...........         140        4,952
Liz Claiborne, Inc. .................         125        5,123
NIKE, Inc. (Class B).................         200       17,020
Polo Ralph Lauren Corp. .............          70        4,243
V. F. Corp...........................         105        5,974
                                                   -----------
                                                        52,527
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Astoria Financial Corp. .............         115        3,560
Countrywide Financial Corp. .........         685       25,140
Fannie Mae...........................       1,115       57,311
Freddie Mac..........................         795       48,495
Golden West Financial Corp. .........         352       23,901
Hudson City Bancorp, Inc. ...........         690        9,170
Independence Community Bank Corp. ...          90        3,751
MGIC Investment Corp. ...............         110        7,329
New York Community Bancorp, Inc. ....         275        4,818
People's Bank........................          70        2,293
PMI Group, Inc. .....................         110        5,051
Radian Group, Inc. ..................         100        6,025
Sovereign Bancorp, Inc. .............         430        9,421
Washington Mutual, Inc. .............       1,147       48,885
Webster Financial Corp. .............          60        2,908
                                                   -----------
                                                       258,058
                                                   -----------
TOBACCO -- 1.3%
Altria Group, Inc. ..................       2,385      169,001
Reynolds American, Inc. .............         100       10,550
UST, Inc. ...........................         190        7,904
                                                   -----------
                                                       187,455
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ........................         160  $     7,575
W.W. Grainger, Inc. .................          95        7,158
                                                   -----------
                                                        14,733
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
ALLTEL Corp. ........................         410       26,548
American Tower Corp. (a).............         460       13,947
Crown Castle International Corp.
  (a)................................         260        7,371
Nextel Partners, Inc. (a)............         145        4,106
NII Holdings, Inc. (a)...............         132        7,784
Sprint Nextel Corp. .................       3,377       87,262
Telephone & Data Systems, Inc. ......         120        4,733
US Cellular Corp. (a)................          20        1,187
                                                   -----------
                                                       152,938
                                                   -----------
TOTAL COMMON STOCKS --
(Cost $14,173,015)...................               14,895,379
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund...............................      17,032       17,032
TOTAL SHORT TERM INVESTMENTS --
  (Cost $17,032).....................                   17,032
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
(Cost $14,190,047)...................               14,912,411
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   14,082
                                                   -----------
NET ASSETS -- 100.0%.................              $14,926,493
                                                   ===========

(a) Non-income producing security
(b) Affiliated Issuer. See Table Below for more information.

                                     SHARES       SHARES SOLD
                       NUMBER     PURCHASED FOR     FOR THE      NUMBER
                      OF SHARES    THE PERIOD       PERIOD      OF SHARES
                       HELD AT      11/8/05*-      11/8/05*-     HELD AT
SECURITY DESCRIPTION  11/8/05*       3/31/06        3/31/06      3/31/06
--------------------  ---------   -------------   -----------   ---------
State Street
  Corp. .............     0            385             0           385
(Cost $21,889)

                                    REALIZED
                       INCOME      GAIN(LOSS)
                       EARNED      ON SHARES
                       FOR THE    SOLD DURING
                       PERIOD      THE PERIOD
                      11/8/05*-    11/8/05*-
SECURITY DESCRIPTION   3/31/06      3/31/06
--------------------  ---------   ------------
State Street
  Corp. .............    $73           $0

* Commencement of operations

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.4%
Alliant Techsystems, Inc. (a).......         888  $     68,527
General Dynamics Corp. .............       7,720       493,926
L-3 Communications Holdings,
  Inc. .............................       2,762       236,952
Lockheed Martin Corp. ..............       7,940       596,532
Precision Castparts Corp. ..........       3,071       182,417
Raytheon Co. .......................      10,286       471,510
Rockwell Collins, Inc. .............       4,007       225,795
United Technologies Corp. ..........      21,756     1,261,195
                                                  ------------
                                                     3,536,854
                                                  ------------
AIR FREIGHT & LOGISTICS -- 1.6%
C.H. Robinson Worldwide, Inc. ......       4,078       200,189
Expeditors International Washington,
  Inc. .............................       2,492       215,284
FedEx Corp. ........................       6,441       727,446
United Parcel Service, Inc. (Class
  B)................................      14,434     1,145,771
                                                  ------------
                                                     2,288,690
                                                  ------------
AIRLINES -- 0.3%
Southwest Airlines Co. .............      16,788       302,016
UAL Corp. (a).......................       2,050        81,857
                                                  ------------
                                                       383,873
                                                  ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ...................       1,314        78,893
Gentex Corp. .......................       3,670        64,078
                                                  ------------
                                                       142,971
                                                  ------------
AUTOMOBILES -- 0.2%
Harley-Davidson, Inc. ..............       6,276       325,599
                                                  ------------
BEVERAGES -- 2.2%
Anheuser-Busch Cos., Inc. ..........      17,813       761,862
Constellation Brands, Inc. (Class A)
  (a)...............................       4,539       113,702
PepsiCo, Inc. ......................      38,194     2,207,231
The Pepsi Bottling Group, Inc. .....       2,954        89,772
                                                  ------------
                                                     3,172,567
                                                  ------------
BIOTECHNOLOGY -- 3.9%
Amgen, Inc. (a).....................      28,398     2,065,955
Amylin Pharmaceuticals, Inc. (a)....       2,200       107,690
Biogen Idec, Inc. (a)...............       7,816       368,134
Celgene Corp. (a)...................       8,042       355,617
Cephalon, Inc. (a)..................       1,332        80,253
Charles River Laboratories
  International, Inc. (a)...........       1,740        85,295
Chiron Corp. (a)....................       2,610       119,564
Genentech, Inc. (a).................      10,612       896,820
Genzyme Corp. (a)...................       5,842       392,699
Gilead Sciences, Inc. (a)...........      10,481       652,128
ImClone Systems, Inc. (a)...........       1,604        54,568
Invitrogen Corp. (a)................       1,296        90,888
MedImmune, Inc. (a).................       5,853       214,103
Millennium Pharmaceuticals, Inc.
  (a)...............................       7,304        73,843
Vertex Pharmaceuticals, Inc. (a)....       2,400        87,816
                                                  ------------
                                                     5,645,373
                                                  ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. .......       3,952       169,383
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
CAPITAL MARKETS -- 1.4%
Ameriprise Financial, Inc. .........       4,963  $    223,633
BlackRock, Inc. ....................         308        43,120
E*TRADE Financial Corp. (a).........       9,372       252,857
Eaton Vance Corp. ..................       3,189        87,315
Franklin Resources, Inc. ...........       3,879       365,557
Legg Mason, Inc. ...................       2,838       355,686
SEI Investments Co. ................       1,623        65,780
State Street Corp. (c) .............       7,523       454,615
TD Ameritrade Holding Corp (a)......       7,052       147,175
                                                  ------------
                                                     1,995,738
                                                  ------------
CHEMICALS -- 0.8%
Ecolab, Inc. .......................       4,386       167,545
Monsanto Co. .......................       6,115       518,246
Praxair, Inc. ......................       7,429       409,710
Sigma-Aldrich Corp. ................       1,251        82,303
The Mosaic Co. (a)..................       3,035        43,552
                                                  ------------
                                                     1,221,356
                                                  ------------
COMMERCIAL BANKS -- 1.0%
Commerce Bancorp, Inc. .............       3,986       146,087
U.S. Bancorp........................      41,706     1,272,033
                                                  ------------
                                                     1,418,120
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Aramark Corp. ......................       2,800        82,712
Cendant Corp. ......................      23,195       402,433
ChoicePoint, Inc. (a)...............       2,066        92,453
Cintas Corp. .......................       3,227       137,535
Dun & Bradstreet Corp. (a)..........       1,622       124,375
Manpower, Inc. .....................       1,967       112,473
Monster Worldwide, Inc. (a).........       2,610       130,135
Robert Half International, Inc. ....       4,096       158,147
The Corporate Executive Board
  Co. ..............................         900        90,810
Waste Management, Inc. .............      12,654       446,686
                                                  ------------
                                                     1,777,759
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 4.4%
Avaya, Inc. (a).....................      10,665       120,514
Cisco Systems, Inc. (a).............     141,271     3,061,343
Corning, Inc. (a)...................      34,972       941,097
JDS Uniphase Corp. (a)..............      35,500       148,035
Juniper Networks, Inc. (a)..........      12,216       233,570
QUALCOMM, Inc. .....................      37,758     1,910,932
                                                  ------------
                                                     6,415,491
                                                  ------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple Computer, Inc. (a)............      19,509     1,223,604
Dell, Inc. (a)......................      47,619     1,417,141
Diebold, Inc. ......................       1,740        71,514
EMC Corp. (a).......................      54,924       748,614
International Business Machines
  Corp. ............................      36,251     2,989,620
Lexmark International, Inc. (a).....       2,833       128,562
Network Appliance, Inc. (a).........       8,256       297,464
QLogic Corp. (a)....................       4,096        79,258
SanDisk Corp. (a)...................       4,348       250,097
Seagate Technology (a)..............       9,700       255,401
Western Digital Corp. (a)...........       4,700        91,321
                                                  ------------
                                                     7,552,596
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. ........................       2,029  $    174,088
Jacobs Engineering Group, Inc.
  (a)...............................       1,313       113,890
                                                  ------------
                                                       287,978
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. ....       1,100       117,733
                                                  ------------
CONSUMER FINANCE -- 1.7%
American Express Co. ...............      25,386     1,334,034
AmeriCredit Corp. (a)...............       2,801        86,075
Capital One Financial Corp. ........       6,858       552,206
SLM Corp. ..........................       9,498       493,326
Student Loan Corp. .................         136        31,688
                                                  ------------
                                                     2,497,329
                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .........................       2,155        94,454
Crown Holdings, Inc. (a)............       3,941        69,913
Pactiv Corp. (a)....................       3,537        86,798
                                                  ------------
                                                       251,165
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)..............       3,259       171,130
Career Education Corp. (a)..........       2,176        82,101
H&R Block, Inc. ....................       6,600       142,890
Weight Watchers International,
  Inc. .............................       1,006        51,708
                                                  ------------
                                                       447,829
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Cbot Holdings, Inc. (a).............         100        11,939
Chicago Mercantile Exchange
  Holdings, Inc. ...................         638       285,505
Moody's Corp. ......................       5,682       406,036
NYSE Group Inc (a)..................         600        47,550
                                                  ------------
                                                       751,030
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.1%
AMETEK, Inc. .......................       1,622        72,925
Roper Industries, Inc. .............       2,048        99,594
                                                  ------------
                                                       172,519
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Amphenol Corp. (Class A)............       2,047       106,812
CDW Corp. ..........................       1,387        81,625
Jabil Circuit, Inc. (a).............       4,232       181,384
                                                  ------------
                                                       369,821
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 4.5%
Baker Hughes, Inc. .................       7,790       532,836
BJ Services Co. ....................       7,612       263,375
Cooper Cameron Corp. (a)............       2,727       120,206
Diamond Offshore Drilling, Inc. ....       1,450       129,775
ENSCO International, Inc. ..........       3,634       186,969
GlobalSantaFe Corp. ................       5,536       336,312
Grant Prideco, Inc. (a).............       3,115       133,447
Halliburton Co. ....................      11,816       862,804
Nabors Industries, Ltd. (a).........       3,588       256,829
National-Oilwell Varco, Inc. (a)....       3,896       249,812
Noble Corp. ........................       3,090       250,599
Patterson-UTI Energy, Inc. .........       4,239       135,478
Pride International, Inc. (a).......       3,788       118,110
Rowan Cos., Inc. ...................       2,490       109,460
Schlumberger, Ltd. .................      13,563     1,716,669
Smith International, Inc. ..........       4,983       194,138

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Transocean, Inc. (a)................       7,569  $    607,791
Weatherford International, Ltd.
  (a)...............................       7,875       360,281
                                                  ------------
                                                     6,564,891
                                                  ------------
FOOD & STAPLES RETAILING -- 3.5%
Costco Wholesale Corp. .............      10,752       582,328
CVS Corp. ..........................      18,572       554,746
Wal-Mart Stores, Inc. ..............      59,363     2,804,308
Walgreen Co. .......................      23,204     1,000,788
Whole Foods Market, Inc. ...........       3,172       210,748
                                                  ------------
                                                     5,152,918
                                                  ------------
FOOD PRODUCTS -- 0.5%
Bunge, Ltd. ........................       2,628       146,406
Dean Foods Co. (a)..................       3,016       117,111
The Hershey Co. ....................       3,918       204,637
Wm. Wrigley Jr., Co. ...............       4,185       267,840
                                                  ------------
                                                       735,994
                                                  ------------
GAS UTILITIES -- 0.2%
Equitable Resources, Inc. ..........       2,764       100,914
Questar Corp. ......................       2,030       142,201
                                                  ------------
                                                       243,115
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
Bausch & Lomb, Inc. ................       1,296        82,555
Baxter International, Inc. .........      14,244       552,810
Beckman Coulter, Inc. ..............       1,468        80,109
Becton, Dickinson & Co. ............       5,341       328,899
Biomet, Inc. .......................       5,482       194,721
Boston Scientific Corp. (a).........      13,253       305,482
C.R. Bard, Inc. ....................       2,492       168,983
Cytyc Corp. (a).....................       2,646        74,564
Dade Behring Holdings, Inc. ........       2,066        73,777
Dentsply International, Inc. .......       1,541        89,609
Fisher Scientific International,
  Inc. (a)..........................       2,761       187,886
Guidant Corp. ......................       7,572       591,070
Hospira, Inc. (a)...................       3,768       148,685
Kinetic Concepts, Inc. (a)..........       1,178        48,498
Medtronic, Inc. ....................      27,783     1,409,987
Millipore Corp. (a).................       1,178        86,065
St. Jude Medical, Inc. (a)..........       8,279       339,439
Stryker Corp. ......................       6,277       278,322
Thermo Electron Corp. (a)...........       3,806       141,165
Varian Medical Systems, Inc. (a)....       2,928       164,436
Waters Corp. (a)....................       2,485       107,228
Zimmer Holdings, Inc. (a)...........       5,622       380,047
                                                  ------------
                                                     5,834,337
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.9%
Aetna, Inc. ........................      13,022       639,901
AmerisourceBergen Corp. ............       4,685       226,145
Cardinal Health, Inc. ..............       9,633       717,851
Caremark Rx, Inc. (a)...............      10,246       503,898
Community Health Systems, Inc.
  (a)...............................       2,048        74,035
Covance, Inc. (a)...................       1,468        86,245
Coventry Health Care, Inc. (a)......       3,787       204,422
DaVita, Inc. (a)....................       2,356       141,855
Express Scripts, Inc. (Class A)
  (a)...............................       2,837       249,372
HCA, Inc. ..........................       9,695       443,934
Health Management Associates,
  Inc. .............................       5,428       117,082
Health Net, Inc. (a)................       2,645       134,419
Henry Schein, Inc. (a)..............       2,048        98,017

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Humana, Inc. (a)....................       3,806  $    200,386
IMS Health, Inc. ...................       5,546       142,921
Laboratory Corp. of America Holdings
  (a)...............................       3,009       175,966
Lincare Holdings, Inc. (a)..........       2,356        91,790
Manor Care, Inc. ...................       1,751        77,657
McKesson Corp. .....................       6,328       329,879
Medco Health Solutions, Inc. (a)....       6,971       398,881
Omnicare, Inc. .....................       2,867       157,656
Patterson Cos., Inc. (a)............       2,763        97,258
Pharmaceutical Product Development,
  Inc. .............................       2,200        76,142
Quest Diagnostics, Inc. ............       3,670       188,271
Triad Hospitals, Inc. (a)...........       2,048        85,811
UnitedHealth Group, Inc. ...........      31,271     1,746,798
Universal Health Services, Inc.
  (Class B).........................       1,315        66,789
WellPoint, Inc. (a).................      15,060     1,166,096
                                                  ------------
                                                     8,639,477
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 2.4%
Boyd Gaming Corp. ..................       1,042        52,037
Brinker International, Inc. ........       2,066        87,289
Darden Restaurants, Inc. ...........       3,301       135,440
GTECH Holdings Corp. ...............       3,079       104,840
Harrah's Entertainment, Inc. .......       4,223       329,225
Hilton Hotels Corp. ................       8,599       218,931
International Game Technology.......       7,588       267,249
International Speedway Corp. (Class
  A)................................         852        43,367
Las Vegas Sands Corp. (a)...........       2,944       166,807
Marriott International, Inc. (Class
  A)................................       4,347       298,204
MGM Mirage, Inc. (a)................       2,948       127,029
Outback Steakhouse, Inc. ...........       1,758        77,352
Penn National Gaming, Inc. (a)......       1,468        61,920
Starbucks Corp. (a).................      17,642       664,045
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)....................       4,978       337,160
Station Casinos, Inc. ..............       1,160        92,069
Wynn Resorts, Ltd. (a)..............       1,622       124,651
Yum! Brands, Inc. ..................       6,436       314,463
                                                  ------------
                                                     3,502,078
                                                  ------------
HOUSEHOLD DURABLES -- 1.3%
Centex Corp. .......................       3,015       186,900
D.R. Horton, Inc. ..................       6,452       214,335
Fortune Brands, Inc. ...............       3,415       275,352
Garmin, Ltd. .......................       1,332       105,801
Harman International Industries,
  Inc. .............................       1,387       154,137
Hovnanian Enterprises, Inc. (a).....         870        38,219
KB HOME.............................       1,776       115,405
Lennar Corp. (Class A)..............       3,208       193,699
Mohawk Industries, Inc. (a).........       1,296       104,613
NVR, Inc. (a).......................         136       100,497
Pulte Homes, Inc. ..................       4,802       184,493
Ryland Group, Inc. .................       1,160        80,504
Toll Brothers, Inc. (a).............       2,610        90,384
                                                  ------------
                                                     1,844,339
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
HOUSEHOLD PRODUCTS -- 3.6%
Colgate-Palmolive Co. ..............      11,790  $    673,209
Energizer Holdings, Inc. (a)........       1,322        70,066
Procter & Gamble Co. ...............      75,516     4,351,232
The Clorox Co. .....................       3,360       201,096
                                                  ------------
                                                     5,295,603
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
The AES Corp. (a)...................      15,360       262,042
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
3M Co. .............................      15,913     1,204,455
                                                  ------------
INSURANCE -- 3.4%
AFLAC, Inc. ........................      11,571       522,199
Axis Capital Holdings, Ltd. ........       2,700        80,730
Berkshire Hathaway, Inc. (Class A)
  (a)...............................          24     2,168,400
Brown & Brown, Inc. ................       2,633        87,415
Fidelity National Financial,
  Inc. .............................       3,549       126,096
First American Corp. ...............       2,030        79,495
Markel Corp. (a)....................         220        74,289
Principal Financial Group, Inc. ....       6,401       312,369
Protective Life Corp. ..............       1,400        69,636
Prudential Financial, Inc. .........      11,606       879,851
The Progressive Corp. ..............       3,980       414,955
WR Berkley Corp. ...................       2,628       152,582
                                                  ------------
                                                     4,968,017
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)................       6,693       244,361
Expedia, Inc. (a)...................       5,945       120,505
IAC/InterActiveCorp (a).............       5,442       160,376
                                                  ------------
                                                       525,242
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 2.6%
eBay, Inc. (a)......................      24,017       938,104
Google, Inc. (a)....................       4,572     1,783,080
VeriSign, Inc. (a)..................       6,008       144,132
Yahoo!, Inc. (a)....................      30,603       987,253
                                                  ------------
                                                     3,852,569
                                                  ------------
IT SERVICES -- 2.2%
Accenture, Ltd. (Class A)...........      12,828       385,738
Affiliated Computer Services, Inc.
  (a)...............................       2,719       162,215
Automatic Data Processing, Inc. ....      13,141       600,281
Ceridian Corp. (a)..................       3,516        89,482
Checkfree Corp. (a).................       1,781        89,940
Cognizant Technology Solutions Corp.
  (a)...............................       3,206       190,725
DST Systems, Inc. (a)...............       1,268        73,468
Fidelity National Information
  Services, Inc. ...................       2,000        81,100
First Data Corp. ...................      17,534       820,942
Fiserv, Inc. (a)....................       4,358       185,433
Global Payments, Inc. ..............       1,700        90,117
Iron Mountain, Inc. (a).............       2,628       107,065
Paychex, Inc. ......................       7,771       323,740
Total System Services, Inc. ........         888        17,689
                                                  ------------
                                                     3,217,935
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
MACHINERY -- 1.1%
Danaher Corp. ......................       5,888  $    374,182
Donaldson Co., Inc. ................       1,740        58,795
Graco, Inc. ........................       1,622        73,687
Illinois Tool Works, Inc. ..........       5,700       548,967
ITT Industries, Inc. ...............       4,368       245,569
Joy Global, Inc. ...................       2,813       168,133
Oshkosh Truck Corp. ................       1,600        99,584
                                                  ------------
                                                     1,568,917
                                                  ------------
MEDIA -- 5.7%
Cablevision Systems New York Group
  (Class A) (a).....................       4,830       128,961
Clear Channel Communications,
  Inc. .............................      11,110       322,301
Clear Channel Outdoor Holdings, Inc.
  (a)...............................         820        19,229
Comcast Corp. (Class A) (a).........      47,322     1,237,944
Discovery Holding Co. (Class A)
  (a)...............................       6,200        93,000
EchoStar Communications Corp. (Class
  A) (a)............................       5,119       152,905
EW Scripps Co. .....................       1,930        86,290
Getty Images, Inc. (a)..............       1,141        85,438
Lamar Advertising Co. (a)...........       2,030       106,819
Liberty Global, Inc. (Class A)
  (a)...............................      11,245       230,185
Liberty Media Corp. (a).............      64,346       528,281
News Corp. (Class A)................      54,161       899,614
NTL, Inc. (a).......................       6,240       181,646
Omnicom Group, Inc. ................       4,099       341,242
Pixar (a)...........................       1,332        85,434
R.H. Donnelley Corp. (a)............       1,100        64,053
Sirius Satellite Radio, Inc. (a)....      28,463       144,592
The DIRECTV Group, Inc. (a).........      20,658       338,791
The McGraw-Hill Cos., Inc. .........       8,498       489,655
The Washington Post Co. ............         136       105,638
Time Warner, Inc. ..................     107,108     1,798,343
Univision Communications, Inc.
  (a)...............................       5,410       186,483
Viacom Inc (a)......................      15,700       609,160
XM Satellite Radio Holdings, Inc.
  (Class A) (a).....................       5,256       117,051
                                                  ------------
                                                     8,353,055
                                                  ------------
METALS & MINING -- 0.5%
Freeport-McMoRan Copper & Gold,
  Inc. .............................       4,250       254,022
Newmont Mining Corp. ...............       9,504       493,163
                                                  ------------
                                                       747,185
                                                  ------------
MULTILINE RETAIL -- 1.4%
Dollar General Corp. ...............       7,032       124,256
Dollar Tree Stores, Inc. (a)........       2,610        72,219
Family Dollar Stores, Inc. .........       3,169        84,295
Kohl's Corp. (a)....................       6,962       369,056
Nordstrom, Inc. ....................       5,246       205,538
Sears Holdings Corp. (a)............       2,246       297,011
Target Corp. .......................      18,403       957,140
                                                  ------------
                                                     2,109,515
                                                  ------------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class A)
  (a)...............................       1,740        77,813
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 3.8%
Anadarko Petroleum Corp. ...........       5,173       522,525
Apache Corp. .......................       7,447       487,853
Arch Coal, Inc. ....................       1,665       126,440
Chesapeake Energy Corp. ............       8,410       264,158

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
CNX Gas Corp. (a)...................         650  $     16,900
CONSOL Energy, Inc. ................       2,100       155,736
Devon Energy Corp. .................       9,529       582,889
EOG Resources, Inc. ................       5,484       394,848
Kinder Morgan, Inc. ................       2,544       234,023
Murphy Oil Corp. ...................       4,114       204,959
Newfield Exploration Co. (a)........       2,954       123,773
Peabody Energy Corp. ...............       6,144       309,719
Pioneer Natural Resources Co. ......       2,880       127,440
Plains Exploration & Production Co.
  (a)...............................       1,876        72,489
Pogo Producing Co. .................       1,333        66,983
Southwestern Energy Co. (a).........       4,022       129,468
Sunoco, Inc. .......................       3,126       242,484
Ultra Petroleum Corp. (a)...........       3,452       215,094
Valero Energy Corp. ................      14,171       847,142
XTO Energy, Inc. ...................       7,844       341,763
                                                  ------------
                                                     5,466,686
                                                  ------------
PERSONAL PRODUCTS -- 0.3%
Alberto-Culver Co. .................       1,912        84,568
Avon Products, Inc. ................      10,387       323,763
The Estee Lauder Cos., Inc. (Class
  A)................................       2,800       104,132
                                                  ------------
                                                       512,463
                                                  ------------
PHARMACEUTICALS -- 5.2%
Allergan, Inc. .....................       3,469       376,386
Barr Pharmaceuticals, Inc. (a)......       2,364       148,885
Endo Pharmaceuticals Holdings, Inc.
  (a)...............................       2,614        85,765
Forest Laboratories, Inc. (a).......       7,404       330,441
Johnson & Johnson...................      68,258     4,042,239
King Pharmaceuticals, Inc. (a)......       5,718        98,636
Mylan Laboratories, Inc. ...........       5,138       120,229
Schering-Plough Corp. ..............      33,850       642,811
Sepracor, Inc. (a)..................       2,492       121,635
Watson Pharmaceuticals, Inc. (a)....       2,631        75,615
Wyeth...............................      30,600     1,484,712
                                                  ------------
                                                     7,527,354
                                                  ------------
REAL ESTATE -- 0.9%
Brookfield Properties Corp. ........       2,500        85,375
CB Richard Ellis Group, Inc. (Class
  A) (a)............................       1,400       112,980
Forest City Enterprises, Inc. ......       1,468        69,216
General Growth Properties, Inc. ....       5,074       247,966
Kimco Realty Corp. .................       4,800       195,072
Simon Property Group, Inc. .........       5,100       429,114
The St. Joe Co. ....................       1,622       101,927
                                                  ------------
                                                     1,241,650
                                                  ------------
ROAD & RAIL -- 0.4%
J.B. Hunt Transport Services,
  Inc. .............................       2,936        63,241
Norfolk Southern Corp. .............       9,500       513,665
                                                  ------------
                                                       576,906
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
Altera Corp. (a)....................       8,094       167,060
Analog Devices, Inc. ...............       8,457       323,818
Applied Materials, Inc. ............      37,229       651,880
Broadcom Corp. (Class A) (a)........       9,750       420,788
International Rectifier Corp. (a)...       1,603        66,412
Intersil Corp. (Class A)............       3,400        98,328
KLA-Tencor Corp. ...................       4,669       225,793
Lam Research Corp. (a)..............       3,045       130,935

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Linear Technology Corp. ............       6,897  $    241,947
Marvell Technology Group, Ltd.
  (a)...............................       5,069       274,233
Maxim Integrated Products, Inc. ....       7,350       273,052
MEMC Electronic Materials, Inc.
  (a)...............................       3,300       121,836
Microchip Technology, Inc. .........       4,746       172,280
National Semiconductor Corp. .......       7,612       211,918
Novellus Systems, Inc. (a)..........       3,343        80,232
NVIDIA Corp. (a)....................       3,806       217,932
Texas Instruments, Inc. ............      37,128     1,205,546
Xilinx, Inc. .......................       7,771       197,850
                                                  ------------
                                                     5,081,840
                                                  ------------
SOFTWARE -- 5.6%
Activision, Inc. (a)................       6,296        86,822
Adobe Systems, Inc. (a).............      13,678       477,636
Autodesk, Inc. (a)..................       5,428       209,087
BEA Systems, Inc. (a)...............      10,096       132,560
Citrix Systems, Inc. (a)............       4,156       157,512
Electronic Arts, Inc. (a)...........       6,902       377,677
Intuit, Inc. (a)....................       3,889       206,856
McAfee, Inc. (a)....................       3,965        96,468
Microsoft Corp. ....................     211,069     5,743,188
NAVTEQ Corp. (a)....................       2,166       109,708
Red Hat, Inc. (a)...................       3,700       103,526
Salesforce.com, Inc. (a)............       1,700        61,761
Symantec Corp. (a)..................      23,599       397,171
                                                  ------------
                                                     8,159,972
                                                  ------------
SPECIALTY RETAIL -- 4.6%
Abercrombie & Fitch Co. ............       2,048       119,398
Advance Auto Parts, Inc. ...........       2,628       109,430
American Eagle Outfitters, Inc. ....       3,195        95,403
AutoNation, Inc. (a)................       4,658       100,380
AutoZone, Inc. (a)..................       1,314       130,993
Bed Bath & Beyond, Inc. (a).........       6,731       258,470
Best Buy Co,. Inc. .................       9,062       506,838
CarMax, Inc. (a)....................       2,474        80,850
Chico's FAS, Inc. (a)...............       4,232       171,988
Foot Locker, Inc. ..................       3,670        87,640
Lowe's Cos., Inc. ..................      16,067     1,035,358
Michaels Stores, Inc. ..............       3,207       120,519
O'Reilly Automotive, Inc. (a).......       2,628        96,080
Office Depot, Inc. (a)..............       7,000       260,680
PETsMART, Inc. .....................       3,380        95,113
Ross Stores, Inc. ..................       3,497       102,077
Staples, Inc. ......................      16,837       429,680
The Gap, Inc. ......................      14,388       268,768
The Home Depot, Inc. ...............      48,809     2,064,621
The TJX Cos., Inc. .................      10,800       268,056
Tiffany & Co. ......................       3,200       120,128
Urban Outfitters, Inc. (a)..........       2,763        67,804
Williams-Sonoma, Inc. (a)...........       2,202        93,365
                                                  ------------
                                                     6,683,639
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a).....................       8,653       299,221
Liz Claiborne, Inc. ................       2,610       106,958
NIKE, Inc. (Class B)................       3,910       332,741
                                                  ------------
                                                       738,920
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Countrywide Financial Corp. ........      13,645  $    500,771
Golden West Financial Corp. ........       6,985       474,282
Hudson City Bancorp, Inc. ..........      14,182       188,479
                                                  ------------
                                                     1,163,532
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .......................       3,261       154,376
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
American Tower Corp. (a)............       9,301       282,006
Crown Castle International Corp.
  (a)...............................       4,792       135,853
Nextel Partners, Inc. (a)...........       3,640       103,085
NII Holdings, Inc. (a)..............       3,264       192,478
Sprint Nextel Corp. ................      67,400     1,741,616
US Cellular Corp. (a)...............         308        18,283
                                                  ------------
                                                     2,473,321
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $134,401,368)...............               145,421,930
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (cost $173,920)........     173,920       173,920
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $134,575,288)...............               145,595,850
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                   (12,066)
                                                  ------------
NET ASSETS -- 100.0%................              $145,583,784
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
(c) Affiliated Issuer. See Table Below for more information.

                                     SHARES       SHARES SOLD
                       NUMBER     PURCHASED FOR     FOR THE      NUMBER
                      OF SHARES    THE PERIOD       PERIOD      OF SHARES
                       HELD AT      11/8/05*-      11/8/05*-     HELD AT
SECURITY DESCRIPTION  11/8/05*       3/31/06        3/31/06      3/31/06
--------------------  ---------   -------------   -----------   ---------
State Street
  Corp. .............    0            8,260           737         7,523
(Cost $)

                       INCOME     REALIZED GAIN
                       EARNED       ON SHARES
                       FOR THE     SOLD DURING
                       PERIOD      THE PERIOD
                      11/8/05*-     11/8/05*-
SECURITY DESCRIPTION   3/31/06       3/31/06
--------------------  ---------   -------------
State Street
  Corp. .............  $1,493        $1,564

* Commencement of operations

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.8%
Boeing Co. ..........................       9,943  $   774,858
Goodrich Corp. ......................       1,602       69,863
Honeywell International, Inc. .......      10,664      456,099
Northrop Grumman Corp. ..............       4,624      315,773
                                                   -----------
                                                     1,616,593
                                                   -----------
AIRLINES -- 0.1%
AMR Corp. (a)........................       2,500       67,625
                                                   -----------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc. ..............       2,630      199,696
                                                   -----------
AUTOMOBILES -- 0.4%
Ford Motor Co. ......................      25,998      206,944
General Motors Corp. ................       5,651      120,197
                                                   -----------
                                                       327,141
                                                   -----------
BEVERAGES -- 1.6%
Brown-Forman Corp. ..................         914       70,351
Coca-Cola Enterprises, Inc. .........       3,301       67,142
Molson Coors Brewing Co. ............         889       61,003
The Coca-Cola Co. ...................      30,242    1,266,233
                                                   -----------
                                                     1,464,729
                                                   -----------
BIOTECHNOLOGY -- 0.1%
Applera Corp. -- Applied Biosystems
  Group..............................       2,676       72,627
                                                   -----------
BUILDING PRODUCTS -- 0.2%
Masco Corp. .........................       6,157      200,041
                                                   -----------
CAPITAL MARKETS -- 5.1%
A.G. Edwards, Inc. ..................       1,077       53,699
Federated Investors, Inc. ...........       1,247       48,695
Goldman Sachs Group, Inc. ...........       5,125      804,420
Janus Capital Group, Inc. ...........       3,034       70,298
Lehman Brothers Holdings, Inc. ......       3,765      544,155
Mellon Financial Corp. ..............       5,854      208,402
Merrill Lynch & Co., Inc. ...........      12,659      997,023
Morgan Stanley.......................      13,582      853,221
Northern Trust Corp. ................       2,589      135,923
T. Rowe Price Group, Inc. ...........       1,794      140,309
The Bank of New York Co., Inc. ......      10,767      388,043
The Bear Stearns Cos., Inc. .........       1,514      209,992
The Charles Schwab Corp. ............      14,700      252,987
                                                   -----------
                                                     4,707,167
                                                   -----------
CHEMICALS -- 2.0%
Air Products & Chemicals, Inc. ......       2,868      192,701
Ashland, Inc. .......................         983       69,872
E. I. du Pont de Nemours & Co. ......      12,737      537,629
Eastman Chemical Co. ................       1,068       54,660
Engelhard Corp. .....................       1,708       67,654
Huntsman Corp. (a)...................       1,257       24,260
International Flavors & Fragrances,
  Inc. ..............................       1,159       39,777
Lubrizol Corp. ......................         892       38,222
Lyondell Chemical Co. ...............       3,040       60,496
PPG Industries, Inc. ................       2,311      146,402
Rohm & Haas Co. .....................       1,969       96,225
The Dow Chemical Co. ................      13,346      541,847
Tronox Inc...........................         289        4,910
                                                   -----------
                                                     1,874,655
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMERCIAL BANKS -- 10.2%
AmSouth Bancorp......................       4,743  $   128,298
Associated BancCorp. ................       1,797       61,062
Bank of America Corp. ...............      64,285    2,927,539
Bank of Hawaii Corp. ................         713       38,010
BB&T Corp. ..........................       7,588      297,450
City National Corp. .................         628       48,224
Colonial BancGroup, Inc. ............       2,051       51,275
Comerica, Inc. ......................       2,362      136,925
Commerce Bancshares, Inc. ...........         943       48,725
Compass Bancshares, Inc. ............       1,602       81,077
Fifth Third Bancorp..................       6,589      259,343
First Horizon National Corp. ........       1,702       70,888
Fulton Financial Corp. ..............       2,148       36,946
Huntington Bancshares, Inc. .........       3,372       81,366
Keycorp..............................       5,653      208,030
M&T Bank Corp. ......................       1,157      132,060
Marshall & Ilsley Corp. .............       2,591      112,916
Mercantile Bankshares Corp. .........       1,602       61,597
National City Corp. .................       7,840      273,616
North Fork Bancorp, Inc. ............       6,170      177,881
PNC Financial Services Group.........       4,082      274,759
Popular, Inc. .......................       3,451       71,643
Regions Financial Corp. .............       6,493      228,359
Sky Financial Group, Inc. ...........       1,429       37,868
SunTrust Banks, Inc. ................       4,967      361,399
Synovus Financial Corp. .............       3,487       94,463
TCF Financial Corp. .................       1,693       43,595
TD Banknorth, Inc. ..................       1,579       46,344
UnionBanCal Corp. ...................         810       56,830
Valley National Bancorp..............       1,520       38,942
Wachovia Corp. ......................      22,542    1,263,479
Wells Fargo & Co. ...................      23,088    1,474,631
Zions Bancorp........................       1,432      118,469
                                                   -----------
                                                     9,344,009
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. ................       1,344       78,597
Equifax, Inc. .......................       1,784       66,436
Pitney Bowes, Inc. ..................       3,136      134,629
R.R. Donnelley & Sons Co. ...........       2,952       96,589
Republic Services, Inc. .............       1,605       68,229
                                                   -----------
                                                       444,480
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Comverse Technology, Inc. (a)........       2,897       68,167
Harris Corp. ........................       1,784       84,365
Lucent Technologies, Inc. (a)........      62,286      189,972
Motorola, Inc. ......................      34,499      790,372
Tellabs, Inc. (a)....................       5,741       91,282
                                                   -----------
                                                     1,224,158
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.8%
Hewlett-Packard Co. .................      39,040    1,284,416
NCR Corp. (a)........................       2,500      104,475
Sun Microsystems, Inc. (a)...........      47,526      243,808
                                                   -----------
                                                     1,632,699
                                                   -----------
CONSTRUCTION MATERIALS -- 0.2%
Lafarge North America, Inc. .........         452       37,968
Vulcan Materials Co. ................       1,253      108,572
                                                   -----------
                                                       146,540
                                                   -----------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co. ...........................       1,433  $    45,254
Owens-Illinois, Inc. (a).............       1,875       32,569
Sealed Air Corp. ....................       1,165       67,419
Smurfit-Stone Container Corp. (a)....       3,392       46,029
Sonoco Products Co. .................       1,341       45,420
Temple-Inland, Inc. .................       1,517       67,582
                                                   -----------
                                                       304,273
                                                   -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ...................       2,318      101,598
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
The ServiceMaster Co. ...............       3,929       51,548
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.1%
AllianceBernstein Holding LP.........         400       26,500
CIT Group, Inc. .....................       2,861      153,121
Citigroup, Inc. .....................      69,665    3,290,278
JPMorgan Chase & Co. ................      48,497    2,019,415
Leucadia National Corp. .............       1,071       63,896
                                                   -----------
                                                     5,553,210
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
AT&T, Inc. ..........................      54,335    1,469,219
BellSouth Corp. .....................      25,348      878,308
CenturyTel, Inc. ....................       1,702       66,582
Citizens Communications Co. .........       4,560       60,511
Qwest Communications International,
  Inc. (a)...........................      21,357      145,228
Verizon Communications, Inc. ........      40,340    1,373,980
                                                   -----------
                                                     3,993,828
                                                   -----------
ELECTRIC UTILITIES -- 2.8%
Allegheny Energy, Inc. (a)...........       2,139       72,405
American Electric Power Co., Inc. ...       5,554      188,947
Cinergy Corp. .......................       2,503      113,661
DPL, Inc. ...........................       1,609       43,443
Edison International.................       4,022      165,626
Entergy Corp. .......................       2,828      194,962
Exelon Corp. ........................       9,335      493,822
FirstEnergy Corp. ...................       4,594      224,647
FPL Group, Inc. .....................       5,035      202,105
Northeast Utilities..................       1,961       38,298
Pepco Holdings, Inc. ................       2,497       56,907
Pinnacle West Capital Corp. .........       1,344       52,550
PPL Corp. ...........................       5,158      151,645
Progress Energy, Inc. ...............       3,526      155,074
Reliant Energy, Inc. (a).............       4,020       42,532
The Southern Co. ....................      10,334      338,645
                                                   -----------
                                                     2,535,269
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.9%
American Power Conversion Corp. .....       2,506       57,913
Cooper Industries, Ltd. .............       1,253      108,886
Emerson Electric Co. ................       5,641      471,757
Hubbell, Inc. (Class B)..............         807       41,367
Rockwell Automation, Inc. ...........       2,142      154,031
                                                   -----------
                                                       833,954
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc. (a).......       5,992      225,000
Arrow Electronics, Inc. (a)..........       1,512       48,792
Ingram Micro, Inc. (Class A) (a).....       1,675       33,500
Molex, Inc. .........................       1,790       59,428

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Solectron Corp. (a)..................      13,038  $    52,152
Symbol Technologies, Inc. ...........       3,310       35,020
                                                   -----------
                                                       453,892
                                                   -----------
FOOD & STAPLES RETAILING -- 0.9%
Albertson's, Inc. ...................       4,602      118,133
Safeway, Inc. .......................       5,998      150,670
SUPERVALU, Inc. .....................       1,785       55,014
Sysco Corp. .........................       8,600      275,630
The Kroger Co. (a)...................       9,817      199,874
                                                   -----------
                                                       799,321
                                                   -----------
FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co. ..........       8,325      280,136
Campbell Soup Co. ...................       3,425      110,970
ConAgra Foods, Inc. .................       7,083      152,001
General Mills, Inc. .................       4,972      251,981
H.J. Heinz Co. ......................       4,868      184,595
Hormel Foods Corp. ..................         980       33,124
Kellogg Co. .........................       3,226      142,073
Kraft Foods, Inc. ...................       3,427      103,873
McCormick & Co., Inc. ...............       1,608       54,447
Sara Lee Corp. ......................      11,008      196,823
Smithfield Foods, Inc. (a)...........       1,151       33,770
Tyson Foods, Inc. (Class A)..........       3,219       44,229
                                                   -----------
                                                     1,588,022
                                                   -----------
GAS UTILITIES -- 0.0%
ONEOK, Inc. .........................       1,253       40,409
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hillenbrand Industries, Inc. ........         807       44,377
PerkinElmer, Inc. ...................       1,605       37,669
                                                   -----------
                                                        82,046
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
CIGNA Corp. .........................       1,736      226,757
Tenet Healthcare Corp. (a)...........       6,348       46,848
                                                   -----------
                                                       273,605
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 1.2%
Carnival Corp. ......................       5,914      280,146
McDonald's Corp. ....................      17,581      604,083
Royal Caribbean Cruises, Ltd. .......       1,787       75,090
Wendy's International, Inc. .........       1,614      100,165
                                                   -----------
                                                     1,059,484
                                                   -----------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp. ................       1,200      104,268
Leggett & Platt, Inc. ...............       2,595       63,240
Newell Rubbermaid, Inc. .............       3,656       92,095
The Stanley Works....................       1,162       58,867
Whirlpool Corp. .....................       1,092       99,885
                                                   -----------
                                                       418,355
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. ................       6,481      374,602
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group, Inc. ....       2,512      137,431
Mirant Corp (a)......................       4,010      100,250
NRG Energy, Inc. (a).................       1,371       61,997
TXU Corp. ...........................       6,272      280,735
                                                   -----------
                                                       580,413
                                                   -----------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
INDUSTRIAL CONGLOMERATES -- 6.5%
General Electric Co. ................     146,103  $ 5,081,462
Textron, Inc. .......................       1,520      141,953
Tyco International, Ltd. ............      28,101      755,355
                                                   -----------
                                                     5,978,770
                                                   -----------
INSURANCE -- 6.8%
ACE, Ltd. ...........................       4,377      227,648
Ambac Financial Group, Inc. .........       1,433      114,067
American International Group,
  Inc. ..............................      31,361    2,072,648
Aon Corp. ...........................       3,674      152,508
Arthur J. Gallagher & Co. ...........       1,250       34,762
Assurant, Inc. ......................       1,611       79,342
Chubb Corp. .........................       2,750      262,460
Cincinnati Financial Corp. ..........       2,051       86,286
CNA Financial Corp. (a)..............         446       14,201
Conseco, Inc. (a)....................       2,057       51,055
Everest Re Group, Ltd. ..............         801       74,789
Fidelity National Title Group,
  Inc. ..............................         500       11,385
Genworth Financial, Inc. (Class A)...       6,327      211,512
Jefferson-Pilot Corp. ...............       1,884      105,391
Lincoln National Corp. ..............       2,321      126,703
Loews Corp. .........................       1,773      179,428
Marsh & McLennan Cos., Inc. .........       7,316      214,798
MBIA, Inc. ..........................       1,781      107,091
MetLife, Inc. .......................       5,890      284,899
Nationwide Financial Services, Inc.
  (Class A)..........................         707       30,415
Old Republic International Corp. ....       2,905       63,387
SAFECO Corp. ........................       1,702       85,457
The Allstate Corp. ..................       8,894      463,466
The Hartford Financial Services
  Group, Inc. .......................       4,205      338,713
The St. Paul Travelers Cos., Inc. ...       9,673      404,235
Torchmark Corp. .....................       1,432       81,767
Unitrin, Inc. .......................         628       29,208
UnumProvident Corp. .................       4,020       82,330
White Mountains Insurance Group,
  Ltd. ..............................         100       59,450
XL Capital, Ltd. (Class A)...........       2,360      151,300
                                                   -----------
                                                     6,200,701
                                                   -----------
IT SERVICES -- 0.4%
Computer Sciences Corp. (a)..........       2,503      139,042
Electronic Data Systems Corp. .......       7,260      194,786
Sabre Holdings Corp. (Class A).......       1,891       44,495
                                                   -----------
                                                       378,323
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. .....................       1,344       52,228
Eastman Kodak Co. ...................       3,875      110,205
Hasbro, Inc. ........................       2,142       45,196
Mattel, Inc. ........................       5,580      101,165
                                                   -----------
                                                       308,794
                                                   -----------
MACHINERY -- 2.1%
Caterpillar, Inc. ...................       9,203      660,867
Cummins, Inc. .......................         537       56,439
Deere & Co. .........................       3,270      258,493
Dover Corp. .........................       2,773      134,657
Eaton Corp. .........................       2,064      150,610
Ingersoll-Rand Co., Ltd. (Class A)...       4,518      188,807
PACCAR, Inc. ........................       2,327      164,007
Pall Corp. ..........................       1,699       52,992

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Parker-Hannifin Corp. ...............       1,608  $   129,621
Pentair, Inc. .......................       1,338       54,524
SPX Corp. ...........................         977       52,191
                                                   -----------
                                                     1,903,208
                                                   -----------
MEDIA -- 1.6%
CBS Corp.............................       9,646      231,311
Gannett Co., Inc. ...................       3,355      201,032
Knight Ridder, Inc. .................         892       56,383
Meredith Corp. ......................         537       29,959
The Interpublic Group of Cos., Inc.
  (a)................................       5,723       54,712
The New York Times Co. (Class A).....       1,966       49,759
The Walt Disney Co. .................      26,568      740,982
Tribune Co. .........................       2,867       78,642
                                                   -----------
                                                     1,442,780
                                                   -----------
METALS & MINING -- 1.1%
Alcoa, Inc. .........................      12,080      369,165
Allegheny Technologies, Inc. ........       1,200       73,416
Nucor Corp. .........................       1,972      206,646
Phelps Dodge Corp. ..................       2,802      225,645
Southern Copper Corp. ...............         540       45,619
United States Steel Corp. ...........       1,517       92,051
                                                   -----------
                                                     1,012,542
                                                   -----------
MULTI-UTILITIES -- 2.5%
Alliant Energy Corp. ................       1,514       47,646
Ameren Corp. ........................       2,888      143,880
CenterPoint Energy, Inc. ............       3,662       43,688
Consolidated Edison, Inc. ...........       3,472      151,032
Dominion Resources, Inc. ............       4,814      332,310
DTE Energy Co. ......................       2,516      100,866
Duke Energy Corp. ...................      12,193      355,426
Energy East Corp. ...................       1,963       47,701
KeySpan Corp. .......................       2,322       94,900
MDU Resources Group, Inc. ...........       1,424       47,633
NiSource, Inc. ......................       3,665       74,106
NSTAR................................       1,429       40,884
PG&E Corp. ..........................       4,753      184,892
Public Service Enterprise Group,
  Inc. ..............................       3,496      223,884
SCANA Corp. .........................       1,335       52,385
Sempra Energy........................       3,137      145,745
TECO Energy, Inc. ...................       2,679       43,186
Wisconsin Energy Corp. ..............       1,611       64,424
Xcel Energy, Inc. ...................       5,355       97,193
                                                   -----------
                                                     2,291,781
                                                   -----------
MULTILINE RETAIL -- 0.5%
Federated Department Stores, Inc. ...       3,710      270,830
J. C. Penney Co., Inc. ..............       2,846      171,927
                                                   -----------
                                                       442,757
                                                   -----------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)......................      12,860      195,472
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 11.0%
Amerada Hess Corp. ..................       1,165      165,896
Chevron Corp. .......................      31,150    1,805,766
ConocoPhillips.......................      21,208    1,339,285
El Paso Corp. .......................       8,842      106,546
Enterprise Products Partners LP......       3,753       92,662
Exxon Mobil Corp. ...................      84,141    5,120,821
Kerr-McGee Corp. ....................       1,436      137,109
Marathon Oil Corp. ..................       5,088      387,553

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Massey Energy Co. ...................       1,177  $    42,454
Noble Energy, Inc. ..................       2,318      101,807
Occidental Petroleum Corp. ..........       5,857      542,651
Tesoro Petroleum Corp. ..............         892       60,959
The Williams Cos., Inc. .............       7,979      170,671
                                                   -----------
                                                    10,074,180
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. .............       6,850      236,804
Louisiana-Pacific Corp. .............       1,329       36,149
MeadWestvaco Corp. ..................       2,403       65,626
Weyerhaeuser Co. ....................       3,104      224,823
                                                   -----------
                                                       563,402
                                                   -----------
PHARMACEUTICALS -- 6.5%
Abbott Laboratories..................      21,158      898,580
Bristol-Myers Squibb Co. ............      27,127      667,596
Eli Lilly & Co. .....................      13,348      738,144
Merck & Co., Inc. ...................      30,339    1,068,843
Pfizer, Inc. ........................     102,490    2,554,051
                                                   -----------
                                                     5,927,214
                                                   -----------
REAL ESTATE -- 2.4%
AMB Property Corp. ..................       1,262       68,489
Apartment Investment & Management Co.
  (Class A)..........................       1,247       58,484
Archstone-Smith Trust................       2,858      139,385
Avalonbay Communities, Inc. .........         983      107,245
Boston Properties, Inc. .............       1,520      141,740
Developers Diversified Realty
  Corp. .............................       1,426       78,073
Duke Realty Corp. ...................       1,969       74,724
Equity Office Properties Trust.......       5,518      185,294
Equity Residential...................       4,038      188,938
Health Care Property Investors,
  Inc. ..............................       1,781       50,580
Hospitality Properties Trust.........         892       38,954
Host Marriott Corp. .................       4,375       93,625
iStar Financial, Inc. ...............       1,520       58,186
Liberty Property Trust...............       1,159       54,658
Macerich Co. ........................         889       65,742
Mack-Cali Realty Corp. ..............         801       38,448
New Plan Excel Realty Trust..........       1,335       34,630
Plum Creek Timber Co., Inc. .........       2,503       92,436
ProLogis.............................       3,410      182,435
Public Storage, Inc. ................       1,160       94,227
Regency Centers Corp. ...............       1,001       67,257
Thornburg Mortgage, Inc. ............       1,338       36,206
United Dominion Realty Trust,
  Inc. ..............................       1,778       50,744
Vornado Realty Trust.................       1,791      171,936
Weingarten Realty Investors..........       1,069       43,562
                                                   -----------
                                                     2,215,998
                                                   -----------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. .............................       5,166      430,483
CSX Corp. ...........................       3,055      182,689
Union Pacific Corp. .................       3,725      347,728
YRC Worldwide, Inc. (a)..............         713       27,137
                                                   -----------
                                                       988,037
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.4%
Advanced Micro Devices, Inc. (a).....       6,249  $   207,217
Freescale Semiconductor, Inc. (Class
  B) (a).............................       5,759      159,927
Intel Corp. .........................      81,110    1,569,479
LSI Logic Corp. (a)..................       5,600       64,736
Micron Technology, Inc. (a)..........       8,217      120,954
Teradyne, Inc. (a)...................       2,588       40,140
                                                   -----------
                                                     2,162,453
                                                   -----------
SOFTWARE -- 1.3%
BMC Software, Inc. (a)...............       3,052       66,106
Cadence Design Systems, Inc. (a).....       3,659       67,655
Computer Associates International,
  Inc. ..............................       6,547      178,144
Novell, Inc. (a).....................       5,098       39,153
Oracle Corp. (a).....................      56,809      777,715
Synopsys, Inc. (a)...................       1,966       43,940
                                                   -----------
                                                     1,172,713
                                                   -----------
SPECIALTY RETAIL -- 0.4%
Barnes & Noble, Inc. ................         710       32,838
Circuit City Stores, Inc. ...........       2,606       63,795
Limited Brands.......................       4,622      113,054
RadioShack Corp. ....................       1,784       34,306
The Sherwin-Williams Co. ............       1,614       79,796
                                                   -----------
                                                       323,789
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Jones Apparel Group, Inc. ...........       1,606       56,804
Polo Ralph Lauren Corp. .............         804       48,731
V. F. Corp. .........................       1,156       65,776
                                                   -----------
                                                       171,311
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 2.6%
Astoria Financial Corp. .............       1,339       41,455
Fannie Mae...........................      13,396      688,554
Freddie Mac..........................       9,538      581,818
Independence Community Bank Corp. ...       1,074       44,764
MGIC Investment Corp. ...............       1,247       83,088
New York Community Bancorp, Inc. ....       3,213       56,292
People's Bank........................         804       26,331
PMI Group, Inc. .....................       1,250       57,400
Radian Group, Inc. ..................       1,162       70,011
Sovereign Bancorp, Inc. .............       5,300      116,123
Washington Mutual, Inc. .............      13,558      577,842
Webster Financial Corp. .............         713       34,552
                                                   -----------
                                                     2,378,230
                                                   -----------
TOBACCO -- 2.4%
Altria Group, Inc. ..................      28,526    2,021,352
Reynolds American, Inc. .............       1,148      121,114
UST, Inc. ...........................       2,233       92,893
                                                   -----------
                                                     2,235,359
                                                   -----------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. .................       1,072  $    80,775
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
ALLTEL Corp. ........................       5,300      343,175
Telephone & Data Systems, Inc. ......       1,335       52,652
                                                   -----------
                                                       395,827
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $85,525,231).................               91,210,405
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (cost $113,455)...............     113,455      113,455
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost 85,638,686)..................               91,323,860

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
OTHER ASSETS AND
  LIABILITIES -- 0.1%................              $   116,591
                                                   -----------
NET ASSETS -- 100.0%.................              $91,440,451
                                                   ===========

(a) Non-income producing security

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. (a)...........      373   $    28,784
Goodrich Corp. .........................    1,264        55,123
                                                    -----------
                                                         83,907
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Ryder Systems, Inc. ....................      625        27,987
UTI Worldwide, Inc. ....................      606        19,150
                                                    -----------
                                                         47,137
                                                    -----------
AIRLINES -- 0.6%
AMR Corp. (a)...........................    1,724        46,634
UAL Corp. (a)...........................      816        32,583
US Airways Group, Inc. (a)..............      551        22,040
                                                    -----------
                                                        101,257
                                                    -----------
AUTO COMPONENTS -- 0.6%
BorgWarner, Inc. .......................      599        35,964
Gentex Corp. ...........................    1,697        29,630
The Goodyear Tire & Rubber Co. (a)......    1,540        22,299
TRW Automotive Holdings Corp. (a).......      266         6,198
                                                    -----------
                                                         94,091
                                                    -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. ..................      436        23,265
                                                    -----------
BEVERAGES -- 0.4%
Molson Coors Brewing Co. ...............      696        47,760
PepsiAmericas, Inc. ....................      761        18,606
                                                    -----------
                                                         66,366
                                                    -----------
BIOTECHNOLOGY -- 2.4%
Alkermes, Inc. (a)......................      892        19,668
Amylin Pharmaceuticals, Inc. (a)........      997        48,803
Applera Corp. -- Applied Biosystems
  Group.................................    1,830        49,666
Cephalon, Inc. (a)......................      604        36,391
Charles River Laboratories
  International, Inc. (a)...............      682        33,432
ImClone Systems, Inc. (a)...............      710        24,154
Invitrogen Corp. (a)....................      574        40,255
Millennium Pharmaceuticals, Inc. (a)....    3,047        30,805
Neurocrine Biosciences, Inc. (a)........      348        22,460
PDL BioPharma, Inc. (a).................    1,109        36,375
Techne Corp. (a)........................      399        23,996
Vertex Pharmaceuticals, Inc. (a)........    1,064        38,932
                                                    -----------
                                                        404,937
                                                    -----------
BUILDING PRODUCTS -- 0.2%
USG Corp. (a)...........................      342        32,476
                                                    -----------
CAPITAL MARKETS -- 2.1%
Affiliated Managers Group, Inc. (a).....      362        38,593
A.G. Edwards, Inc. .....................      784        39,090
Eaton Vance Corp. ......................    1,277        34,964
Federated Investors, Inc. ..............      945        36,902
Investors Financial Services Corp. .....      630        29,528
Janus Capital Group, Inc. ..............    2,274        52,689
Jefferies Group, Inc. ..................      526        30,771
Nuveen Investments, Inc. ...............      793        38,183
Raymond James Financial, Inc. ..........      973        28,762
SEI Investments Co. ....................      678        27,479
                                                    -----------
                                                        356,961
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
CHEMICALS -- 3.2%
Airgas, Inc. ...........................      689   $    26,933
Ashland, Inc. ..........................      749        53,239
Cabot Corp. ............................      606        20,598
Celanese Corp. .........................      763        16,000
Chemtura Corp. .........................    2,543        29,957
Cytec Industries, Inc. .................      404        24,244
Eastman Chemical Co. ...................      855        43,759
Engelhard Corp. ........................    1,181        46,779
FMC Corp. ..............................      366        22,685
Huntsman Corp. (a)......................      985        19,011
International Flavors & Fragrances,
  Inc. .................................      848        29,103
Lubrizol Corp. .........................      734        31,452
Lyondell Chemical Co. ..................    2,280        45,372
Nalco Holding Co. (a)...................      917        16,231
Sigma-Aldrich Corp. ....................      555        36,513
The Mosaic Co. (a)......................    1,381        19,817
The Scotts Miracle-Gro Co. (Class A)....      492        22,514
Valspar Corp. ..........................    1,030        28,706
Westlake Chemical Corp. ................      120         4,146
                                                    -----------
                                                        537,059
                                                    -----------
COMMERCIAL BANKS -- 3.3%
Associated BancCorp. ...................    1,269        43,121
Bank of Hawaii Corp. ...................      552        29,427
BOK Financial Corp. ....................      314        14,931
City National Corp. ....................      431        33,096
Colonial BancGroup, Inc. ...............    1,583        39,575
Commerce Bancshares, Inc. ..............      627        32,397
Cullen/Frost Bankers, Inc. .............      565        30,369
First Horizon National Corp. ...........    1,247        51,937
Fulton Financial Corp. .................    1,657        28,500
Mercantile Bankshares Corp. ............    1,239        47,640
Popular, Inc. ..........................    2,440        50,654
Sky Financial Group, Inc. ..............    1,154        30,581
TCF Financial Corp. ....................    1,305        33,604
TD Banknorth, Inc. .....................    1,142        33,518
Valley National Bancorp.................    1,211        31,026
Wachovia Corp. .........................       --            22
Wilmington Trust Corp. .................      637        27,614
                                                    -----------
                                                        558,012
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
ADESA, Inc. ............................      996        26,633
Allied Waste Industries, Inc. (a).......    2,320        28,397
Aramark Corp. ..........................    1,199        35,418
ChoicePoint, Inc. (a)...................      859        38,440
Copart, Inc. (a)........................      728        19,984
Covanta Holding Corp. (a)...............    1,068        17,804
Dun & Bradstreet Corp. (a)..............      702        53,829
Equifax, Inc. ..........................    1,371        51,056
HNI Corp. ..............................      426        25,134
Manpower, Inc. .........................      905        51,748
Monster Worldwide, Inc. (a).............    1,084        54,048
Republic Services, Inc. ................    1,223        51,990
Steelcase, Inc. (Class A)...............      528         9,504
Stericycle, Inc. (a)....................      456        30,835
The Brink's Co. ........................      531        26,953
The Corporate Executive Board Co. ......      450        45,405
West Corp. (a)..........................      286        12,773
                                                    -----------
                                                        579,951
                                                    -----------

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
ADC Telecommunications, Inc. (a)........    1,259   $    32,218
Avaya, Inc. (a).........................    4,675        52,827
CIENA Corp. (a).........................    5,752        29,968
F5 Networks, Inc. (a)...................      432        31,316
JDS Uniphase Corp. (a)..................   16,007        66,749
Tellabs, Inc. (a).......................    4,110        65,349
                                                    -----------
                                                        278,427
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.1%
Diebold, Inc. ..........................      682        28,030
Lexmark International, Inc. (a).........    1,196        54,275
Maxtor Corp. (a)........................    2,476        23,671
QLogic Corp. (a)........................    1,658        32,082
Western Digital Corp. (a)...............    2,170        42,163
                                                    -----------
                                                        180,221
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.8%
Foster Wheeler, Ltd. (a)................      648        30,657
Jacobs Engineering Group, Inc. (a)......      605        52,477
McDermott International, Inc. (a).......      600        32,670
The Shaw Group, Inc. (a)................      692        21,037
                                                    -----------
                                                        136,841
                                                    -----------
CONSTRUCTION MATERIALS -- 0.9%
Eagle Materials, Inc. ..................      541        34,494
Florida Rock Industries, Inc. ..........      556        31,259
Lafarge North America, Inc. ............      333        27,972
Martin Marietta Materials, Inc. ........      510        54,585
                                                    -----------
                                                        148,310
                                                    -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)...................    1,241        38,136
First Marblehead Corp. .................      280        12,110
Nelnet, Inc. (a)........................      256        10,662
Student Loan Corp. .....................       42         9,786
                                                    -----------
                                                         70,694
                                                    -----------
CONTAINERS & PACKAGING -- 2.1%
Ball Corp. .............................      951        41,682
Bemis Co. ..............................    1,081        34,138
Crown Holdings, Inc. (a)................    1,622        28,774
Owens-Illinois, Inc. (a)................    1,525        26,489
Packaging Corp. of America..............      761        17,077
Pactiv Corp. (a)........................    1,385        33,988
Sealed Air Corp. .......................      812        46,991
Smurfit-Stone Container Corp. (a).......    2,570        34,875
Sonoco Products Co. ....................      979        33,159
Temple-Inland, Inc. ....................    1,151        51,277
                                                    -----------
                                                        348,450
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Career Education Corp. (a)..............      946        35,692
Education Management Corp. (a)..........      746        31,034
ITT Educational Services, Inc. (a)......      494        31,641
Laureate Education, Inc. (a)............      486        25,943
Service Corp. International.............    3,380        26,364
The ServiceMaster Co. ..................    2,887        37,877
Weight Watchers International, Inc. ....      508        26,111
                                                    -----------
                                                        214,662
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
AllianceBernstein Holding LP............      280        18,550
IntercontinentalExchange, Inc. (a)......      192        13,258

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Leucadia National Corp. ................      779   $    46,475
Nasdaq Stock Market, Inc. (a)...........      844        33,794
                                                    -----------
                                                        112,077
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. .......................    1,211        47,374
Citizens Communications Co. ............    3,358        44,561
Level 3 Communications, Inc. (a)........    6,932        35,908
PanAmSat Holding Corp. .................      559        13,874
                                                    -----------
                                                        141,717
                                                    -----------
ELECTRIC UTILITIES -- 1.4%
Allegheny Energy, Inc. (a)..............    1,667        56,428
DPL, Inc. ..............................    1,267        34,209
Northeast Utilities.....................    1,447        28,260
Pepco Holdings, Inc. ...................    1,857        42,321
Pinnacle West Capital Corp. ............      967        37,810
Reliant Energy, Inc. (a)................    2,957        31,285
                                                    -----------
                                                        230,313
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
American Power Conversion Corp. ........    1,860        42,985
AMETEK, Inc. ...........................      752        33,810
Hubbell, Inc. (Class B).................      628        32,191
Roper Industries, Inc. .................      837        40,703
Thomas & Betts Corp. (a)................      635        32,626
                                                    -----------
                                                        182,315
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Amphenol Corp. (Class A)................      854        44,562
Arrow Electronics, Inc. (a).............    1,133        36,562
Avnet, Inc. (a).........................    1,445        36,674
AVX Corp. ..............................      448         7,929
CDW Corp. ..............................      626        36,840
Ingram Micro, Inc. (Class A) (a)........    1,373        27,460
Molex, Inc. ............................    1,329        44,123
National Instruments Corp. .............      577        18,822
Solectron Corp. (a).....................    9,101        36,404
Sunpower Corp. (a)......................       48         1,832
Symbol Technologies, Inc. ..............    2,646        27,995
Tektronix, Inc. ........................      841        30,032
Trimble Navigation, Ltd. (a)............      536        24,147
Vishay Intertechnology, Inc. (a)........    1,843        26,244
                                                    -----------
                                                        399,626
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Cooper Cameron Corp. (a)................    1,168        51,486
FMC Technologies, Inc. (a)..............      752        38,517
Grant Prideco, Inc. (a).................    1,298        55,606
Helix Energy Solutions Group, Inc.
  (a)...................................      768        29,107
Helmerich & Payne, Inc. ................      496        34,631
Patterson-UTI Energy, Inc. .............    1,775        56,729
Pride International, Inc. (a)...........    1,625        50,668
Rowan Cos., Inc. .......................    1,143        50,246
Tidewater, Inc. ........................      583        32,199
Unit Corp. (a)..........................      392        21,854
                                                    -----------
                                                        421,043
                                                    -----------
FOOD & STAPLES RETAILING -- 0.3%
SUPERVALU, Inc. ........................    1,371        42,254
                                                    -----------
FOOD PRODUCTS -- 1.4%
Dean Foods Co. (a)......................    1,388        53,896
Del Monte Foods Co. ....................    2,175        25,796

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Hormel Foods Corp. .....................      813   $    27,479
The J.M. Smucker Co. ...................      634        25,170
McCormick & Co., Inc. ..................    1,185        40,124
Smithfield Foods, Inc. (a)..............      900        26,406
Tyson Foods, Inc. (Class A).............    2,396        32,921
                                                    -----------
                                                        231,792
                                                    -----------
GAS UTILITIES -- 1.2%
AGL Resources, Inc. ....................      794        28,624
Energen Corp. ..........................      719        25,165
Equitable Resources, Inc. ..............    1,157        42,242
National Fuel Gas Co. ..................      856        28,008
ONEOK, Inc. ............................      887        28,606
Southern Union Co. .....................    1,138        28,256
UGI Corp. ..............................    1,125        23,704
                                                    -----------
                                                        204,605
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
Advanced Medical Optics, Inc. (a).......      610        28,450
Bausch & Lomb, Inc. ....................      580        36,946
Beckman Coulter, Inc. ..................      677        36,944
Cytyc Corp. (a).........................    1,145        32,266
Dade Behring Holdings, Inc. ............      872        31,139
Dentsply International, Inc. ...........      695        40,414
Edwards Lifesciences Corp. (a)..........      653        28,406
Gen-Probe, Inc. (a).....................      536        29,544
Hillenbrand Industries, Inc. ...........      601        33,049
IDEXX Laboratories, Inc. (a)............      369        31,867
Intuitive Surgical, Inc. (a)............      357        42,126
Kinetic Concepts, Inc. (a)..............      556        22,891
Millipore Corp. (a).....................      525        38,356
PerkinElmer, Inc. ......................    1,217        28,563
ResMed, Inc. (a)........................      721        31,710
Respironics, Inc. (a)...................      702        27,315
The Cooper Cos., Inc. ..................      473        25,556
Thermo Electron Corp. (a)...............    1,655        61,384
Waters Corp. (a)........................    1,148        49,536
                                                    -----------
                                                        656,462
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.4%
Cerner Corp. (a)........................      588        27,901
Community Health Systems, Inc. (a)......      848        30,655
Covance, Inc. (a).......................      686        40,302
DaVita, Inc. (a)........................      987        59,427
Emdeon Corp. (a)........................    2,730        29,484
Health Management Associates, Inc. .....    2,368        51,078
Health Net, Inc. (a)....................    1,176        59,764
Henry Schein, Inc. (a)..................      842        40,298
Lincare Holdings, Inc. (a)..............      997        38,843
Manor Care, Inc. .......................      811        35,968
Omnicare, Inc. .........................    1,235        67,913
Patterson Cos., Inc. (a)................    1,208        42,521
Pediatrix Medical Group, Inc. (a).......      240        24,634
Pharmaceutical Product Development,
  Inc. .................................      978        33,848
Sierra Health Services, Inc. (a)........      568        23,118
Tenet Healthcare Corp. (a)..............    4,720        34,834
Triad Hospitals, Inc. (a)...............      830        34,777
Universal Health Services, Inc. (Class
  B)....................................      511        25,954
VCA Antech, Inc. (a)....................      894        25,461
                                                    -----------
                                                        726,780
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
HOTELS RESTAURANTS & LEISURE -- 2.2%
Boyd Gaming Corp. ......................      508   $    25,369
Brinker International, Inc. ............      860        36,335
Choice Hotels International, Inc. ......      360        16,481
GTECH Holdings Corp. ...................    1,239        42,188
International Speedway Corp. (Class
  A)....................................      374        19,037
Kerzner International, Ltd. (a).........      300        23,346
Outback Steakhouse, Inc. ...............      731        32,164
Penn National Gaming, Inc. (a)..........      676        28,514
Scientific Games Corp. (Class A) (a)....      701        24,626
Station Casinos, Inc. ..................      513        40,717
The Cheesecake Factory, Inc. (a)........      849        31,795
Wynn Resorts, Ltd. (a)..................      698        53,641
                                                    -----------
                                                        374,213
                                                    -----------
HOUSEHOLD DURABLES -- 1.8%
Beazer Homes USA, Inc. .................      426        27,988
Dolby Laboratories, Inc. (a)............      280         5,852
Hovnanian Enterprises, Inc. (a).........      384        16,869
Leggett & Platt, Inc. ..................    1,881        45,840
M.D.C. Holdings, Inc. ..................      320        20,579
NVR, Inc. (a)...........................       60        44,337
Ryland Group, Inc. .....................      520        36,088
Snap-on, Inc. ..........................      571        21,767
The Stanley Works.......................      827        41,896
Toll Brothers, Inc. (a).................    1,204        41,694
                                                    -----------
                                                        302,910
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ..............      695        25,659
Energizer Holdings, Inc. (a)............      626        33,178
                                                    -----------
                                                         58,837
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
NRG Energy, Inc. (a)....................      992        44,858
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. ....................      338        27,648
Teleflex, Inc. .........................      392        28,079
Walter Industries, Inc. ................      420        27,981
                                                    -----------
                                                         83,708
                                                    -----------
INSURANCE -- 4.2%
Alleghany Corp. (a).....................       55        15,946
American Financial Group, Inc. .........      435        18,100
American National Insurance Co. ........      172        19,278
AmerUs Group Co. .......................      426        25,662
Arthur J. Gallagher & Co. ..............    1,008        28,032
Axis Capital Holdings, Ltd. ............    1,233        36,867
Brown & Brown, Inc. ....................    1,120        37,184
Conseco, Inc. (a).......................    1,543        38,297
Erie Indemnity Co. (Class A)............      240        12,634
Fidelity National Title Group, Inc. ....      308         7,013
First American Corp. ...................      809        31,680
Hanover Insurance Group, Inc. ..........      580        30,404
HCC Insurance Holdings, Inc. ...........    1,105        38,454
Markel Corp. (a)........................       96        32,417
Mercury General Corp. ..................      287        15,756
Old Republic International Corp. .......    2,140        46,695
PartnerRe, Ltd. ........................      552        34,274
Philadelphia Consolidated Holding Corp.
  (a)...................................      604        20,621
Protective Life Corp. ..................      601        29,894
Reinsurance Group America, Inc. ........      363        17,166

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
RenaissanceRe Holdings, Ltd. ...........      673   $    29,356
StanCorp Financial Group, Inc. .........      528        28,570
Transatlantic Holdings, Inc. ...........      287        16,775
Unitrin, Inc. ..........................      486        22,604
Wesco Financial Corp. ..................       22         8,778
WR Berkley Corp. .......................    1,096        63,634
                                                    -----------
                                                        706,091
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.1%
Coldwater Creek, Inc. (a)...............      528        14,678
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Akamai Technologies, Inc. (a)...........    1,476        48,546
                                                    -----------
IT SERVICES -- 2.4%
Acxiom Corp. ...........................      692        17,881
Alliance Data Systems Corp. (a).........      728        34,049
Ceridian Corp. (a)......................    1,439        36,622
Checkfree Corp. (a).....................      748        37,774
Convergys Corp. (a).....................    1,547        28,171
DST Systems, Inc. (a)...................      632        36,618
Global Payments, Inc. ..................      808        42,832
Hewitt Associates, Inc. (Class A) (a)...      530        15,762
Iron Mountain, Inc. (a).................    1,235        50,314
MoneyGram International, Inc. ..........      887        27,249
Sabre Holdings Corp.(Class A)...........    1,335        31,413
Total System Services, Inc. ............      411         8,187
Unisys Corp. (a)........................    3,701        25,500
                                                    -----------
                                                        392,372
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Brunswick Corp. ........................      961        37,345
Hasbro, Inc. ...........................    1,612        34,013
SCP Pool Corp. .........................      577        27,067
                                                    -----------
                                                         98,425
                                                    -----------
MACHINERY -- 3.8%
Crane Co. ..............................      552        22,638
Cummins, Inc. ..........................      432        45,403
Donaldson Co., Inc. ....................      801        27,066
Flowserve Corp. (a).....................      620        36,171
Graco, Inc. ............................      752        34,163
Harsco Corp. ...........................      457        37,757
IDEX Corp. .............................      534        27,859
JLG Industries, Inc. ...................    1,104        33,992
Joy Global, Inc. .......................    1,238        73,995
Kennametal, Inc. .......................      440        26,902
Oshkosh Truck Corp. ....................      701        43,630
Pall Corp. .............................    1,263        39,393
Pentair, Inc. ..........................    1,009        41,117
SPX Corp. ..............................      751        40,118
Terex Corp. (a).........................      541        42,869
The Timken Co. .........................      903        29,140
Trinity Industries, Inc. ...............      464        25,237
                                                    -----------
                                                        627,450
                                                    -----------
MEDIA -- 2.7%
Belo Corp. .............................      956        19,005
Discovery Holding Co. (Class A) (a).....    2,854        42,810
Dow Jones & Co., Inc. ..................      488        19,178
DreamWorks Animation SKG, Inc. (Class
  A)(a).................................      487        12,881
Getty Images, Inc. (a)..................      495        37,066
Harte-Hanks, Inc. ......................      528        14,441

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
John Wiley & Sons, Inc. (Class A).......      480   $    18,168
Knight Ridder, Inc. ....................      704        44,500
Lamar Advertising Co. (a)...............      818        43,043
McClatchy Co. (Class A).................      224        10,942
Meredith Corp. .........................      359        20,029
R.H. Donnelley Corp. (a)................      490        28,533
Regal Entertainment Group...............      494         9,292
The Interpublic Group of Cos., Inc.
  (a)...................................    4,207        40,219
The New York Times Co. (Class A)........    1,409        35,662
Warner Music Group Corp. ...............      529        11,474
XM Satellite Radio Holdings, Inc.
  (Class A) (a).........................    2,196        48,905
                                                    -----------
                                                        456,148
                                                    -----------
METALS & MINING -- 1.2%
Allegheny Technologies, Inc. ...........      889        54,389
Commercial Metals Co. ..................      647        34,608
Glamis Gold, Ltd. (a)...................    1,325        43,301
Meridian Gold, Inc. (a).................    1,085        32,170
Reliance Steel & Aluminum Co. ..........      304        28,552
Titanium Metals Corp. (a)...............      236        11,458
                                                    -----------
                                                        204,478
                                                    -----------
MULTI-UTILITIES -- 2.6%
Alliant Energy Corp. ...................    1,169        36,789
CenterPoint Energy, Inc. ...............    2,760        32,927
CMS Energy Corp. (a)....................    2,190        28,361
Energy East Corp. ......................    1,507        36,620
MDU Resources Group, Inc. ..............    1,075        35,959
NiSource, Inc. .........................    2,764        55,888
NSTAR...................................    1,063        30,412
OGE Energy Corp. .......................      978        28,362
Puget Energy, Inc. .....................    1,257        26,623
SCANA Corp. ............................    1,015        39,829
TECO Energy, Inc. ......................    1,978        31,885
Wisconsin Energy Corp. .................    1,171        46,828
                                                    -----------
                                                        430,483
                                                    -----------
MULTILINE RETAIL -- 0.6%
Dollar Tree Stores, Inc. (a)............    1,087        30,077
Family Dollar Stores, Inc. .............    1,491        39,661
Saks, Inc. (a)..........................    1,195        23,063
                                                    -----------
                                                         92,801
                                                    -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class A)
  (a)...................................      694        31,036
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 4.5%
Arch Coal, Inc. ........................      703        53,386
Cimarex Energy Co. .....................      785        33,959
CNX Gas Corp. (a).......................      312         8,112
CONSOL Energy, Inc. ....................      966        71,639
Denbury Resources, Inc. (a).............    1,151        36,452
Energy Transfer Equity LP...............      256         6,131
Enterprise GP Holdings LP...............      108         4,050
Frontier Oil Corp. .....................      556        32,999
Kinder Morgan Management LLC (a)........      540        23,769
Mariner Energy, Inc. (a)................        1            13
Massey Energy Co. ......................      784        28,279
Newfield Exploration Co. (a)............    1,240        51,956
Pioneer Natural Resources Co. ..........    1,328        58,764
Plains All American Pipeline LP.........      596        26,808
Plains Exploration & Production Co.
  (a)...................................      746        28,825
Pogo Producing Co. .....................      558        28,039

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Quicksilver Resources, Inc. (a).........      586   $    22,655
Range Resources Corp. ..................    1,303        35,585
Southwestern Energy Co. (a).............    1,651        53,146
Teekay Shipping Corp. ..................      529        19,610
TEPPCO Partners LP......................      761        27,617
Tesoro Petroleum Corp. .................      689        47,086
Valero LP...............................      348        17,626
W&T Offshore, Inc. .....................      176         7,095
Western Gas Resources, Inc. ............      604        29,143
                                                    -----------
                                                        752,744
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Louisiana-Pacific Corp. ................    1,097        29,839
MeadWestvaco Corp. .....................    1,852        50,578
                                                    -----------
                                                         80,417
                                                    -----------
PERSONAL PRODUCTS -- 0.3%
Alberto-Culver Co. .....................      886        39,188
Herbalife, Ltd. (a).....................      332        11,211
                                                    -----------
                                                         50,399
                                                    -----------
PHARMACEUTICALS -- 1.0%
Allergan, Inc. .........................        1           108
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................    1,203        39,471
King Pharmaceuticals, Inc. (a)..........    2,437        42,038
Mylan Laboratories, Inc. ...............    2,177        50,942
Watson Pharmaceuticals, Inc. (a)........    1,185        34,057
                                                    -----------
                                                        166,616
                                                    -----------
REAL ESTATE -- 8.1%
AMB Property Corp. .....................      887        48,137
American Real Estate Partners LP........       56         2,582
Apartment Investment & Management Co.
  (Class A).............................      929        43,570
Arden Realty, Inc. .....................      628        28,342
Brandywine Realty Trust.................      884        28,076
BRE Properties, Inc. (Class A)..........      524        29,344
Brookfield Properties Corp. ............    1,112        37,975
Camden Property Trust...................      565        40,708
CapitalSource, Inc. ....................    1,231        30,627
CarrAmerica Realty Corp. ...............      635        28,327
CB Richard Ellis Group, Inc. (Class A)
  (a)...................................      608        49,066
CBL & Associates Properties, Inc. ......      652        27,677
Colonial Properties Trust...............      496        24,864
Duke Realty Corp. ......................    1,455        55,217
Essex Property Trust, Inc. .............      214        23,268
Federal Realty Investment Trust.........      574        43,165
Forest City Enterprises, Inc. ..........      686        32,345
Global Signal, Inc. ....................      230        11,316
Health Care Property Investors, Inc. ...    1,323        37,573
Hospitality Properties Trust............      628        27,425
HRPT Properties Trust...................    2,113        24,807
iStar Financial, Inc. ..................    1,111        42,529
Jones Lang LaSalle, Inc. ...............      332        25,411
Liberty Property Trust..................      897        42,302
Macerich Co. ...........................      675        49,916
Mack-Cali Realty Corp. .................      671        32,208
Mills Corp. ............................      566        15,848
New Plan Excel Realty Trust.............    1,099        28,508
Pan Pacific Retail Properties, Inc. ....      444        31,480
Rayonier, Inc. .........................      805        36,700
Reckson Associates Realty Corp. ........      867        39,726
Regency Centers Corp. ..................      717        48,175

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Shurgard Storage Centers, Inc. (Class
  A)....................................      490   $    32,649
SL Green Realty Corp. ..................      432        43,848
The St. Joe Co. ........................      720        45,245
Thornburg Mortgage, Inc. ...............    1,096        29,658
Trizec Properties, Inc. ................    1,009        25,962
United Dominion Realty Trust, Inc. .....    1,415        40,384
Ventas, Inc. ...........................    1,021        33,877
Weingarten Realty Investors.............      843        34,352
                                                    -----------
                                                      1,353,189
                                                    -----------
ROAD & RAIL -- 0.8%
CNF, Inc. ..............................      577        28,816
J.B. Hunt Transport Services, Inc. .....    1,195        25,740
Laidlaw International, Inc. ............      957        26,031
Landstar Systems, Inc. .................      561        24,751
YRC Worldwide, Inc. (a).................      568        21,618
                                                    -----------
                                                        126,956
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Agere Systems, Inc. (a).................    1,772        26,651
Cree, Inc. (a)..........................      784        25,723
Cypress Semiconductor Corp. (a).........    1,459        24,730
Integrated Device Technology, Inc.
  (a)...................................    2,040        30,314
International Rectifier Corp. (a).......      697        28,877
Intersil Corp. (Class A)................    1,519        43,929
Lam Research Corp. (a)..................    1,350        58,050
LSI Logic Corp. (a).....................    3,929        45,419
MEMC Electronic Materials, Inc. (a).....    1,531        56,525
Novellus Systems, Inc. (a)..............    1,283        30,792
Rambus, Inc. (a)........................      960        37,766
Silicon Laboratories, Inc. (a)..........      560        30,772
Teradyne, Inc. (a)......................    1,921        29,795
                                                    -----------
                                                        469,343
                                                    -----------
SOFTWARE -- 3.3%
Activision, Inc. (a)....................    2,667        36,778
BEA Systems, Inc. (a)...................    4,435        58,232
BMC Software, Inc. (a)..................    2,179        47,197
Cadence Design Systems, Inc. (a)........    2,806        51,883
Citrix Systems, Inc. (a)................    1,798        68,144
Compuware Corp. (a).....................    3,767        29,496
Fair Isaac Corp. .......................      734        29,081
McAfee, Inc. (a)........................    1,727        42,018
NAVTEQ Corp. (a)........................      879        44,522
Novell, Inc. (a)........................    3,699        28,408
Red Hat, Inc. (a).......................    1,637        45,803
Salesforce.com, Inc. (a)................      755        27,429
Synopsys, Inc. (a)......................    1,483        33,145
                                                    -----------
                                                        542,136
                                                    -----------
SPECIALTY RETAIL -- 4.3%
Abercrombie & Fitch Co. ................      848        49,438
Advance Auto Parts, Inc. ...............    1,123        46,762
American Eagle Outfitters, Inc. ........    1,313        39,206
AnnTaylor Stores Corp. (a)..............      794        29,211
Barnes & Noble, Inc. ...................      534        24,698
CarMax, Inc. (a)........................    1,032        33,726
Circuit City Stores, Inc. ..............    1,851        45,313
Claire's Stores, Inc. ..................      846        30,718
Foot Locker, Inc. ......................    1,603        38,280
GameStop Corp. (Class A) (a)............      612        28,850
Michaels Stores, Inc. ..................    1,377        51,748

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
O'Reilly Automotive, Inc. (a)...........    1,111   $    40,618
PETsMART, Inc. .........................    1,471        41,394
RadioShack Corp. .......................    1,465        28,172
Ross Stores, Inc. ......................    1,513        44,164
Tiffany & Co. ..........................    1,432        53,757
Tractor Supply Co. (a)..................      368        24,413
Urban Outfitters, Inc. (a)..............    1,141        28,000
Williams-Sonoma, Inc. (a)...............      915        38,796
                                                    -----------
                                                        717,264
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Jones Apparel Group, Inc. ..............    1,229        43,470
Liz Claiborne, Inc. ....................    1,087        44,545
Polo Ralph Lauren Corp. ................      601        36,427
The Timberland Co. (Class A) (a)........      610        20,880
                                                    -----------
                                                        145,322
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Astoria Financial Corp. ................      941        29,133
Capitol Federal Financial...............      236         7,623
Independence Community Bank Corp. ......      766        31,927
IndyMac Bancorp, Inc. ..................      683        27,955
New York Community Bancorp, Inc. .......    2,404        42,118
People's Bank...........................      646        21,156
PMI Group, Inc. ........................      921        42,292
Radian Group, Inc. .....................      843        50,791
Webster Financial Corp. ................      586        28,398
                                                    -----------
                                                        281,393
                                                    -----------
TOBACCO -- 0.2%
Loews Corp. (Carolina Group)............      798        37,722
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Fastenal Co. ...........................    1,431        67,743
MSC Industrial Direct Co., Inc. (Class
  A)....................................      494        26,686

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
United Rentals, Inc. (a)................      652   $    22,494
Wesco International, Inc. (a)...........      480        32,645
                                                    -----------
                                                        149,568
                                                    -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. .....................    1,268        35,276
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Leap Wireless International, Inc. (a)...      340        14,820
NII Holdings, Inc. (a)..................    1,346        79,374
Telephone & Data Systems, Inc. .........    1,021        40,268
US Cellular Corp. (a)...................      166         9,854
                                                    -----------
                                                        144,316
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $15,271,722)..........................             16,631,703
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (cost $45,559)...................   45,559        45,559
                                                    -----------
TOTAL INVESTMENTS -- 100.1% (Cost
  $15,317,281)..........................             16,677,262
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................                (19,746)
                                                    -----------
NET ASSETS -- 100.0%....................            $16,657,516
                                                    ===========

(a) Non-income producing security

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.3%
Alliant Techsystems, Inc. (a)........         888  $    68,527
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. .................       1,325       41,870
                                                   -----------
AIRLINES -- 0.7%
UAL Corp. (a)........................       2,186       87,287
US Airways Group, Inc. (a)...........       1,341       53,640
                                                   -----------
                                                       140,927
                                                   -----------
AUTO COMPONENTS -- 0.7%
BorgWarner, Inc. ....................       1,401       84,116
Gentex Corp. ........................       3,901       68,111
                                                   -----------
                                                       152,227
                                                   -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ...............         983       52,453
                                                   -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. .................       1,697       41,492
                                                   -----------
BIOTECHNOLOGY -- 4.1%
Alkermes, Inc. (a)...................       2,260       49,833
Amylin Pharmaceuticals, Inc. (a).....       2,492      121,983
Cephalon, Inc. (a)...................       1,429       86,097
Charles River Laboratories
  International, Inc. (a)............       1,771       86,814
ImClone Systems, Inc. (a)............       1,703       57,936
Invitrogen Corp. (a).................       1,323       92,782
Millennium Pharmaceuticals, Inc.
  (a)................................       7,560       76,432
Neurocrine Biosciences, Inc. (a).....         934       60,280
PDL BioPharma, Inc. (a)..............       2,812       92,234
Techne Corp. (a).....................         954       57,374
Vertex Pharmaceuticals, Inc. (a).....       2,730       99,891
                                                   -----------
                                                       881,656
                                                   -----------
CAPITAL MARKETS -- 1.5%
Affiliated Managers Group, Inc.
  (a)................................         868       92,537
Eaton Vance Corp. ...................       3,173       86,877
Investors Financial Services
  Corp. .............................       1,621       75,976
SEI Investments Co. .................       1,626       65,902
                                                   -----------
                                                       321,292
                                                   -----------
CHEMICALS -- 1.0%
Nalco Holding Co. (a)................       2,100       37,170
Sigma-Aldrich Corp. .................       1,414       93,027
The Mosaic Co. (a)...................       3,142       45,088
The Scotts Miracle - Gro Co. (Class
  A).................................       1,096       50,153
                                                   -----------
                                                       225,438
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.1%
Allied Waste Industries, Inc. (a)....       5,246       64,211
Aramark Corp. .......................       2,940       86,848
ChoicePoint, Inc. (a)................       2,252      100,777
Copart, Inc. (a).....................       1,633       44,826
Covanta Holding Corp. (a)............       2,630       43,842
Dun & Bradstreet Corp. (a)...........       1,692      129,742
HNI Corp. ...........................       1,165       68,735
Manpower, Inc. ......................       2,224      127,168
Monster Worldwide, Inc. (a)..........       2,738      136,517
Steelcase, Inc. (Class A)............       1,310       23,580
Stericycle, Inc. (a).................       1,115       75,396
The Brink's Co. .....................       1,406       71,369

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
The Corporate Executive Board Co. ...       1,040  $   104,936
West Corp. (a).......................         662       29,565
                                                   -----------
                                                     1,107,512
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
Avaya, Inc. (a)......................      11,658      131,735
F5 Networks, Inc. (a)................       1,018       73,795
JDS Uniphase Corp. (a)...............      39,628      165,249
                                                   -----------
                                                       370,779
                                                   -----------
COMPUTERS & PERIPHERALS -- 2.1%
Diebold, Inc. .......................       1,771       72,788
Lexmark International, Inc. (a)......       2,954      134,053
Maxtor Corp. (a).....................       6,290       60,132
QLogic Corp. (a).....................       3,960       76,626
Western Digital Corp. (a)............       5,348      103,912
                                                   -----------
                                                       447,511
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.9%
Jacobs Engineering Group, Inc. (a)...       1,453      126,033
The Shaw Group, Inc. (a).............       1,868       56,787
                                                   -----------
                                                       182,820
                                                   -----------
CONSTRUCTION MATERIALS -- 0.9%
Florida Rock Industries, Inc. .......       1,271       71,456
Martin Marietta Materials, Inc. .....       1,166      124,797
                                                   -----------
                                                       196,253
                                                   -----------
CONSUMER FINANCE -- 0.7%
AmeriCredit Corp. (a)................       3,196       98,213
First Marblehead Corp. ..............         770       33,303
Student Loan Corp. ..................         116       27,028
                                                   -----------
                                                       158,544
                                                   -----------
CONTAINERS & PACKAGING -- 1.2%
Ball Corp. ..........................       2,388      104,666
Crown Holdings, Inc. (a).............       4,119       73,071
Pactiv Corp. (a).....................       3,593       88,172
                                                   -----------
                                                       265,909
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
Career Education Corp. (a)...........       2,389       90,137
Education Management Corp. (a).......       1,671       69,514
ITT Educational Services, Inc. (a)...       1,217       77,949
Laureate Education, Inc. (a).........       1,090       58,184
Weight Watchers International,
  Inc. ..............................       1,128       57,979
                                                   -----------
                                                       353,763
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
IntercontinentalExchange, Inc. (a)...         386       26,653
Nasdaq Stock Market, Inc. (a)........       2,014       80,641
                                                   -----------
                                                       107,294
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Level 3 Communications, Inc. (a).....      17,392       90,091
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.8%
AMETEK, Inc. ........................       1,698       76,342
Roper Industries, Inc. ..............       2,174      105,722
                                                   -----------
                                                       182,064
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Amphenol Corp. (Class A).............       2,232      116,466
CDW Corp. ...........................       1,594       93,807
National Instruments Corp. ..........       1,323       43,156

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Sunpower Corp. (a)...................         144  $     5,495
Trimble Navigation, Ltd. (a).........       1,318       59,376
                                                   -----------
                                                       318,300
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 4.4%
Cooper Cameron Corp. (a).............       2,852      125,716
FMC Technologies, Inc. (a)...........       1,698       86,972
Grant Prideco, Inc. (a)..............       3,203      137,217
Helix Energy Solutions Group, Inc.
  (a)................................       1,756       66,552
Helmerich & Payne, Inc. .............       1,225       85,529
Patterson-UTI Energy, Inc. ..........       4,359      139,314
Pride International, Inc. (a)........       3,968      123,722
Rowan Cos., Inc. ....................       2,769      121,725
Unit Corp. (a).......................       1,086       60,545
                                                   -----------
                                                       947,292
                                                   -----------
FOOD PRODUCTS -- 0.6%
Dean Foods Co. (a)...................       3,340      129,692
                                                   -----------
GAS UTILITIES -- 0.7%
Energen Corp. .......................       1,606       56,210
Equitable Resources, Inc. ...........       2,826      103,177
                                                   -----------
                                                       159,387
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
Bausch & Lomb, Inc. .................       1,337       85,167
Beckman Coulter, Inc. ...............       1,589       86,712
Cytyc Corp. (a)......................       2,785       78,481
Dade Behring Holdings, Inc. .........       2,177       77,741
Dentsply International, Inc. ........       1,778      103,391
Edwards Lifesciences Corp. (a).......       1,518       66,033
Gen-Probe, Inc. (a)..................       1,326       73,089
IDEXX Laboratories, Inc. (a).........         872       75,306
Intuitive Surgical, Inc. (a).........         891      105,138
Kinetic Concepts, Inc. (a)...........       1,265       52,080
Millipore Corp. (a)..................       1,310       95,708
ResMed, Inc. (a).....................       1,737       76,393
Respironics, Inc. (a)................       1,812       70,505
The Cooper Cos., Inc. ...............       1,163       62,837
Thermo Electron Corp. (a)............       4,047      150,103
Waters Corp. (a).....................       2,812      121,338
                                                   -----------
                                                     1,380,022
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 8.0%
Cerner Corp. (a).....................       1,500       71,175
Community Health Systems, Inc. (a)...       2,116       76,493
Covance, Inc. (a)....................       1,610       94,588
DaVita, Inc. (a).....................       2,488      149,803
Emdeon Corp. (a).....................       6,895       74,466
Health Management Associates,
  Inc. ..............................       5,984      129,075
Health Net, Inc. (a).................       2,916      148,191
Henry Schein, Inc. (a)...............       2,198      105,196
Lincare Holdings, Inc. (a)...........       2,499       97,361
Manor Care, Inc. ....................       1,988       88,168
Omnicare, Inc. ......................       2,998      164,860
Patterson Cos., Inc. (a).............       2,870      101,024
Pediatrix Medical Group, Inc. (a)....         630       64,663
Pharmaceutical Product Development,
  Inc. ..............................       2,580       89,294
Sierra Health Services, Inc. (a).....       1,302       52,991
Triad Hospitals, Inc. (a)............       2,165       90,714
Universal Health Services, Inc.
  (Class B)..........................       1,290       65,519

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
VCA Antech, Inc. (a).................       2,065  $    58,811
WellPoint, Inc. (a)..................           5          387
                                                   -----------
                                                     1,722,779
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 4.3%
Boyd Gaming Corp. ...................       1,135       56,682
Brinker International, Inc. .........       2,247       94,936
Choice Hotels International, Inc. ...         846       38,730
GTECH Holdings Corp. ................       3,156      107,462
International Speedway Corp. (Class
  A).................................         902       45,912
Kerzner International, Ltd. (a)......         790       61,478
Outback Steakhouse, Inc. ............       1,755       77,220
Penn National Gaming, Inc. (a).......       1,597       67,361
Scientific Games Corp. (Class A)
  (a)................................       1,671       58,702
Station Casinos, Inc. ...............       1,275      101,196
The Cheesecake Factory, Inc. (a).....       1,945       72,840
Wynn Resorts, Ltd. (a)...............       1,728      132,797
                                                   -----------
                                                       915,316
                                                   -----------
HOUSEHOLD DURABLES -- 1.6%
Dolby Laboratories, Inc. (a).........         768       16,051
Hovnanian Enterprises, Inc. (a)......         910       39,976
NVR, Inc. (a)........................         144      106,409
Ryland Group, Inc. ..................       1,172       81,337
Toll Brothers, Inc. (a)..............       2,866       99,250
                                                   -----------
                                                       343,023
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.7%
Church & Dwight Co., Inc. ...........       1,534       56,635
Energizer Holdings, Inc. (a).........       1,601       84,853
                                                   -----------
                                                       141,488
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Walter Industries, Inc. .............       1,004       66,886
                                                   -----------
INSURANCE -- 3.4%
Axis Capital Holdings, Ltd. .........       3,012       90,059
Brown & Brown, Inc. .................       2,734       90,769
First American Corp. ................       2,110       82,628
HCC Insurance Holdings, Inc. ........       2,780       96,744
Markel Corp. (a).....................         227       76,653
Philadelphia Consolidated Holding
  Corp. (a)..........................       1,486       50,732
Protective Life Corp. ...............       1,642       81,673
WR Berkley Corp. ....................       2,769      160,768
                                                   -----------
                                                       730,026
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.2%
Coldwater Creek, Inc. (a)............       1,308       36,362
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Akamai Technologies, Inc. (a)........       3,724      122,482
                                                   -----------
IT SERVICES -- 3.5%
Acxiom Corp. ........................       1,866       48,218
Alliance Data Systems Corp. (a)......       1,733       81,052
Ceridian Corp. (a)...................       3,616       92,027
Checkfree Corp. (a)..................       1,918       96,859
DST Systems, Inc. (a)................       1,469       85,114
Global Payments, Inc. ...............       1,969      104,377
Hewitt Associates, Inc. (Class A)
  (a)................................       1,332       39,614
Iron Mountain, Inc. (a)..............       3,012      122,709
MoneyGram International, Inc. .......       2,078       63,836
Total System Services, Inc. .........         882       17,569
                                                   -----------
                                                       751,375
                                                   -----------

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
SCP Pool Corp. ......................       1,323  $    62,062
                                                   -----------
MACHINERY -- 2.4%
Donaldson Co., Inc. .................       1,814       61,295
Graco, Inc. .........................       1,692       76,868
JLG Industries, Inc. ................       2,474       76,174
Joy Global, Inc. ....................       3,138      187,558
Oshkosh Truck Corp. .................       1,815      112,966
                                                   -----------
                                                       514,861
                                                   -----------
MEDIA -- 3.1%
Discovery Holding Co. (Class A)
  (a)................................       6,904      103,560
Dow Jones & Co., Inc. ...............       1,100       43,230
DreamWorks Animation SKG, Inc. (Class
  A) (a).............................       1,086       28,725
Getty Images, Inc. (a)...............       1,235       92,477
Harte-Hanks, Inc. ...................       1,346       36,813
John Wiley & Sons, Inc. (Class A)....       1,077       40,764
Lamar Advertising Co. (a)............       2,133      112,238
R.H. Donnelley Corp. (a).............       1,238       72,089
Warner Music Group Corp. ............       1,162       25,204
XM Satellite Radio Holdings, Inc.
  (Class A) (a)......................       5,520      122,930
                                                   -----------
                                                       678,030
                                                   -----------
METALS & MINING -- 0.8%
Glamis Gold, Ltd. (a)................       3,278      107,125
Meridian Gold, Inc. (a)..............       2,492       73,888
                                                   -----------
                                                       181,013
                                                   -----------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc. (a).........       2,746       75,982
Family Dollar Stores, Inc. ..........       3,623       96,372
                                                   -----------
                                                       172,354
                                                   -----------
OFFICE ELECTRONICS -- 0.4%
Zebra Technologies Corp. (Class A)
  (a)................................       1,781       79,646
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 6.8%
Arch Coal, Inc. .....................       1,804      136,996
Cimarex Energy Co. ..................       2,045       88,467
CNX Gas Corp. (a)....................         700       18,200
CONSOL Energy, Inc. .................       2,346      173,979
Denbury Resources, Inc. (a)..........       2,807       88,898
Energy Transfer Equity LP............         450       10,778
Enterprise GP Holdings LP............         302       11,325
Frontier Oil Corp. ..................       1,381       81,962
Kinder Morgan Management LLC (a).....       1,230       54,099
Newfield Exploration Co. (a).........       3,198      133,996
Pioneer Natural Resources Co. .......       3,184      140,892
Plains Exploration & Production Co.
  (a)................................       1,935       74,768
Pogo Producing Co. ..................       1,406       70,651
Quicksilver Resources, Inc. (a)......       1,344       51,959
Range Resources Corp. ...............       3,210       87,665
Southwestern Energy Co. (a)..........       4,172      134,297
W&T Offshore, Inc. ..................         470       18,946
Western Gas Resources, Inc. .........       1,659       80,047
                                                   -----------
                                                     1,457,925
                                                   -----------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co. ..................       2,060       91,114
Herbalife, Ltd. (a)..................         920       31,068
                                                   -----------
                                                       122,182
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
PHARMACEUTICALS -- 1.9%
Allergan, Inc. ......................          --  $        27
Endo Pharmaceuticals Holdings, Inc.
  (a)................................       3,043       99,841
King Pharmaceuticals, Inc. (a).......       5,982      103,190
Mylan Laboratories, Inc. ............       5,400      126,360
Watson Pharmaceuticals, Inc. (a).....       2,749       79,006
                                                   -----------
                                                       408,424
                                                   -----------
REAL ESTATE -- 2.7%
American Real Estate Partners LP.....         156        7,191
Brookfield Properties Corp. .........       2,874       98,147
CapitalSource, Inc. .................       3,100       77,128
CB Richard Ellis Group, Inc. (Class
  A) (a).............................       1,547      124,843
Forest City Enterprises, Inc. .......       1,611       75,959
Global Signal, Inc. .................         505       24,846
Jones Lang LaSalle, Inc. ............         866       66,284
The St. Joe Co. .....................       1,798      112,986
                                                   -----------
                                                       587,384
                                                   -----------
ROAD & RAIL -- 0.6%
J.B. Hunt Transport Services,
  Inc. ..............................       3,057       65,848
Landstar Systems, Inc. ..............       1,433  $    63,224
                                                   -----------
                                                       129,072
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.9%
Agere Systems, Inc. (a)..............       4,512       67,860
Cree, Inc. (a).......................       1,860       61,027
International Rectifier Corp. (a)....       1,796       74,408
Intersil Corp. (Class A).............       3,816      110,359
Lam Research Corp. (a)...............       3,358      144,394
MEMC Electronic Materials, Inc.
  (a)................................       3,729      137,675
Novellus Systems, Inc. (a)...........       3,308       79,392
Rambus, Inc. (a).....................       2,328       91,583
Silicon Laboratories, Inc. (a).......       1,244       68,358
                                                   -----------
                                                       835,056
                                                   -----------
SOFTWARE -- 4.1%
Activision, Inc. (a).................       6,743       92,986
BEA Systems, Inc. (a)................      10,948      143,747
Citrix Systems, Inc. (a).............       4,432      167,973
Fair Isaac Corp. ....................       1,641       65,016
McAfee, Inc. (a).....................       4,126      100,386
NAVTEQ Corp. (a).....................       2,290      115,989
Red Hat, Inc. (a)....................       4,163      116,481
Salesforce.com, Inc. (a).............       1,959       71,170
                                                   -----------
                                                       873,748
                                                   -----------
SPECIALTY RETAIL -- 7.1%
Abercrombie & Fitch Co. .............       2,216      129,193
Advance Auto Parts, Inc. ............       2,716      113,094
American Eagle Outfitters, Inc. .....       3,260       97,344
AnnTaylor Stores Corp. (a)...........       1,808       66,516
CarMax, Inc. (a).....................       2,602       85,033
Claire's Stores, Inc. ...............       2,218       80,536
Foot Locker, Inc. ...................       3,924       93,705
GameStop Corp. (Class A) (a).........       1,392       65,619
Michaels Stores, Inc. ...............       3,418      128,448
O'Reilly Automotive, Inc. (a)........       2,810      102,734
PETsMART, Inc. ......................       3,548       99,841
Ross Stores, Inc. ...................       3,662      106,894
Tiffany & Co. .......................       3,584      134,543

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Tractor Supply Co. (a)...............         858  $    56,920
Urban Outfitters, Inc. (a)...........       2,908       71,362
Williams-Sonoma, Inc. (a)............       2,290       97,096
                                                   -----------
                                                     1,528,878
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Liz Claiborne, Inc. .................       2,746      112,531
The Timberland Co. (Class A) (a).....       1,416       48,470
                                                   -----------
                                                       161,001
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.4%
Fastenal Co. ........................       3,560      168,530
MSC Industrial Direct Co., Inc.
  (Class A)..........................       1,117       60,340
Wesco International, Inc. (a)........       1,164       79,164
                                                   -----------
                                                       308,034
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
Leap Wireless International, Inc.
  (a)................................         926       40,364
NII Holdings, Inc. (a)...............       3,450      203,447
US Cellular Corp. (a)................         345       20,479
                                                   -----------
                                                       264,290
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
TOTAL COMMON STOCKS --
  (Cost $19,558,855).................              $21,516,812
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (cost $33,216)................      33,216       33,216
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,592,071).................               21,550,028
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)................................                   (1,403)
                                                   -----------
NET ASSETS -- 100.0%.................              $21,548,625
                                                   ===========


(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.7%
Goodrich Corp. .......................       1,343  $   58,568
                                                    ----------
AIR FREIGHT & LOGISTICS -- 0.4%
Ryder Systems, Inc. ..................         661      29,600
                                                    ----------
AIRLINES -- 0.6%
AMR Corp. (a).........................       1,884      50,962
                                                    ----------
AUTO COMPONENTS -- 0.4%
The Goodyear Tire & Rubber Co. (a)....       1,738      25,166
TRW Automotive Holdings Corp. (a).....         272       6,338
                                                    ----------
                                                        31,504
                                                    ----------
BEVERAGES -- 0.6%
Molson Coors Brewing Co. .............         747      51,259
                                                    ----------
BIOTECHNOLOGY -- 0.6%
Applera Corp. -- Applied Biosystems
  Group...............................       1,995      54,144
                                                    ----------
BUILDING PRODUCTS -- 0.4%
USG Corp. (a).........................         363      34,470
                                                    ----------
CAPITAL MARKETS -- 2.9%
A.G. Edwards, Inc. ...................         823      41,035
Federated Investors, Inc. ............       1,055      41,197
Janus Capital Group, Inc. ............       2,499      57,902
Jefferies Group, Inc. ................         556      32,526
Nuveen Investments, Inc. .............         840      40,446
Raymond James Financial, Inc. ........       1,010      29,841
                                                    ----------
                                                       242,947
                                                    ----------
CHEMICALS -- 5.6%
Airgas, Inc. .........................         718      28,067
Ashland, Inc. ........................         800      56,864
Cabot Corp. ..........................         620      21,074
Celanese Corp. .......................         828      17,363
Chemtura Corp. .......................       2,549      30,027
Cytec Industries, Inc. ...............         408      24,484
Eastman Chemical Co. .................         910      46,574
Engelhard Corp. ......................       1,315      52,087
FMC Corp. ............................         398      24,668
Huntsman Corp. (a)....................         982      18,952
International Flavors & Fragrances,
  Inc. ...............................         959      32,913
Lubrizol Corp. .......................         755      32,352
Lyondell Chemical Co. ................       2,472      49,193
Valspar Corp. ........................       1,041      29,013
Westlake Chemical Corp. ..............         148       5,113
                                                    ----------
                                                       468,744
                                                    ----------
COMMERCIAL BANKS -- 7.1%
Associated BancCorp. .................       1,391      47,266
Bank of Hawaii Corp. .................         581      30,973
BOK Financial Corp. ..................         312      14,835
City National Corp. ..................         439      33,711
Colonial BancGroup, Inc. .............       1,675      41,875
Commerce Bancshares, Inc. ............         707      36,531
Cullen/Frost Bankers, Inc. ...........         564      30,315
First Horizon National Corp. .........       1,358      56,561
Fulton Financial Corp. ...............       1,785      30,702
Mercantile Bankshares Corp. ..........       1,336      51,369
Popular, Inc. ........................       2,664      55,305
Sky Financial Group, Inc. ............       1,194      31,641
TCF Financial Corp. ..................       1,396      35,947
TD Banknorth, Inc. ...................       1,204      35,337

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
Valley National Bancorp...............       1,216  $   31,154
Wachovia Corp. .......................          --           4
Wilmington Trust Corp. ...............         751      32,556
                                                    ----------
                                                       596,082
                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
ADESA, Inc. ..........................         991      26,500
Equifax, Inc. ........................       1,466      54,594
Republic Services, Inc. ..............       1,332      56,623
                                                    ----------
                                                       137,717
                                                    ----------
COMMUNICATIONS EQUIPMENT -- 1.6%
ADC Telecommunications, Inc. (a)......       1,266      32,397
CIENA Corp. (a).......................       6,348      33,073
Tellabs, Inc. (a).....................       4,534      72,091
                                                    ----------
                                                       137,561
                                                    ----------
CONSTRUCTION & ENGINEERING -- 0.8%
Foster Wheeler, Ltd. (a)..............         723      34,205
McDermott International, Inc. (a).....         641      34,903
                                                    ----------
                                                        69,108
                                                    ----------
CONSTRUCTION MATERIALS -- 0.7%
Eagle Materials, Inc. ................         546      34,813
Lafarge North America, Inc. ..........         329      27,636
                                                    ----------
                                                        62,449
                                                    ----------
CONSUMER FINANCE -- 0.1%
Nelnet, Inc. (a)......................         233       9,704
                                                    ----------
CONTAINERS & PACKAGING -- 3.1%
Bemis Co. ............................       1,145      36,159
Owens-Illinois, Inc. (a)..............       1,522      26,437
Packaging Corp. of America............         902      20,241
Sealed Air Corp. .....................         914      52,893
Smurfit-Stone Container Corp. (a).....       2,759      37,440
Sonoco Products Co. ..................       1,078      36,512
Temple-Inland, Inc. ..................       1,258      56,044
                                                    ----------
                                                       265,726
                                                    ----------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Service Corp. International...........       3,420      26,676
The ServiceMaster Co. ................       3,176      41,669
                                                    ----------
                                                        68,345
                                                    ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
AllianceBernstein Holding LP..........         288      19,080
Leucadia National Corp. ..............         881      52,560
                                                    ----------
                                                        71,640
                                                    ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
CenturyTel, Inc. .....................       1,346      52,655
Citizens Communications Co. ..........       3,645      48,369
PanAmSat Holding Corp. ...............         557      13,825
                                                    ----------
                                                       114,849
                                                    ----------
ELECTRIC UTILITIES -- 3.0%
Allegheny Energy, Inc. (a)............       1,771      59,948
DPL, Inc. ............................       1,373      37,071
Northeast Utilities...................       1,683      32,869
Pepco Holdings, Inc. .................       2,060      46,948
Pinnacle West Capital Corp. ..........       1,073      41,954
Reliant Energy, Inc. (a)..............       3,243      34,311
                                                    ----------
                                                       253,101
                                                    ----------

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
ELECTRICAL EQUIPMENT -- 1.3%
American Power Conversion Corp. ......       1,999  $   46,197
Hubbell, Inc. (Class B)...............         626      32,089
Thomas & Betts Corp. (a)..............         662      34,013
                                                    ----------
                                                       112,299
                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
Arrow Electronics, Inc. (a)...........       1,287      41,531
Avnet, Inc. (a).......................       1,610      40,862
AVX Corp. ............................         588      10,407
Ingram Micro, Inc. (Class A) (a)......       1,522      30,440
Molex, Inc. ..........................       1,424      47,277
Solectron Corp. (a)...................      10,100      40,400
Symbol Technologies, Inc. ............       2,652      28,058
Tektronix, Inc. ......................         908      32,425
Vishay Intertechnology, Inc. (a)......       1,833      26,102
                                                    ----------
                                                       297,502
                                                    ----------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Tidewater, Inc. ......................         582      32,144
                                                    ----------
FOOD & STAPLES RETAILING -- 0.5%
SUPERVALU, Inc. ......................       1,469      45,275
                                                    ----------
FOOD PRODUCTS -- 2.3%
Del Monte Foods Co. ..................       2,232      26,472
Hormel Foods Corp. ...................         815      27,547
The J.M. Smucker Co. .................         667      26,480
McCormick & Co., Inc. ................       1,311      44,390
Smithfield Foods, Inc. (a)............       1,022      29,985
Tyson Foods, Inc. (Class A)...........       2,612      35,889
                                                    ----------
                                                       190,763
                                                    ----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ..................         808      29,129
National Fuel Gas Co. ................         874      28,597
ONEOK, Inc. ..........................         996      32,121
Southern Union Co. ...................       1,154      28,654
UGI Corp. ............................       1,162      24,483
                                                    ----------
                                                       142,984
                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Advanced Medical Optics, Inc. (a).....         731      34,094
Hillenbrand Industries, Inc. .........         634      34,864
PerkinElmer, Inc. ....................       1,317      30,910
                                                    ----------
                                                        99,868
                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Tenet Healthcare Corp. (a)............       5,144      37,963
                                                    ----------
HOUSEHOLD DURABLES -- 2.0%
Beazer Homes USA, Inc. ...............         425      27,923
Leggett & Platt, Inc. ................       2,075      50,568
M.D.C. Holdings, Inc. ................         353      22,701
Snap-on, Inc. ........................         607      23,139
The Stanley Works.....................         929      47,063
                                                    ----------
                                                       171,394
                                                    ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
NRG Energy, Inc. (a)..................       1,035      46,803
                                                    ----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ..................         339      27,730
Teleflex, Inc. .......................         395      28,294
                                                    ----------
                                                        56,024
                                                    ----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
INSURANCE -- 5.1%
Alleghany Corp. (a)...................          55  $   15,946
American Financial Group, Inc. .......         434      18,059
American National Insurance Co. ......         171      19,166
AmerUs Group Co. .....................         420      25,301
Arthur J. Gallagher & Co. ............       1,003      27,894
Conseco, Inc. (a).....................       1,639      40,680
Erie Indemnity Co. (Class A)..........         288      15,160
Fidelity National Title Group,
  Inc. ...............................         315       7,173
Hanover Insurance Group, Inc. ........         579      30,351
Mercury General Corp. ................         286      15,701
Old Republic International Corp. .....       2,381      51,953
PartnerRe, Ltd. ......................         593      36,819
Reinsurance Group America, Inc. ......         360      17,024
RenaissanceRe Holdings, Ltd. .........         790      34,460
StanCorp Financial Group, Inc. .......         612      33,115
Transatlantic Holdings, Inc. .........         286      16,717
Unitrin, Inc. ........................         485      22,557
Wesco Financial Corp. ................          15       5,985
                                                    ----------
                                                       434,061
                                                    ----------
IT SERVICES -- 1.0%
Convergys Corp. (a)...................       1,572      28,626
Sabre Holdings Corp.(Class A).........       1,434      33,742
Unisys Corp. (a)......................       3,681      25,362
                                                    ----------
                                                        87,730
                                                    ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. ......................       1,059      41,153
Hasbro, Inc. .........................       1,748      36,883
                                                    ----------
                                                        78,036
                                                    ----------
MACHINERY -- 5.1%
Crane Co. ............................         557      22,843
Cummins, Inc. ........................         431      45,298
Flowserve Corp. (a)...................         611      35,646
Harsco Corp. .........................         451      37,262
IDEX Corp. ...........................         537      28,015
Kennametal, Inc. .....................         417      25,495
Pall Corp. ...........................       1,353      42,200
Pentair, Inc. ........................       1,108      45,151
SPX Corp. ............................         821      43,858
Terex Corp. (a).......................         537      42,552
The Timken Co. .......................         905      29,204
Trinity Industries, Inc. .............         560      30,458
                                                    ----------
                                                       427,982
                                                    ----------
MEDIA -- 2.3%
Belo Corp. ...........................       1,070      21,272
Knight Ridder, Inc. ..................         731      46,206
McClatchy Co. (Class A)...............         219      10,698
Meredith Corp. .......................         429      23,934
Regal Entertainment Group.............         506       9,518
The Interpublic Group of Cos., Inc.
  (a).................................       4,589      43,871
The New York Times Co. (Class A)......       1,599      40,471
                                                    ----------
                                                       195,970
                                                    ----------

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
METALS & MINING -- 1.6%
Allegheny Technologies, Inc. .........         953  $   58,304
Commercial Metals Co. ................         668      35,731
Reliance Steel & Aluminum Co. ........         341      32,027
Titanium Metals Corp. (a).............         265      12,866
                                                    ----------
                                                       138,928
                                                    ----------
MULTI-UTILITIES -- 5.5%
Alliant Energy Corp. .................       1,270      39,967
CenterPoint Energy, Inc. .............       2,953      35,229
CMS Energy Corp. (a)..................       2,378      30,795
Energy East Corp. ....................       1,601      38,904
MDU Resources Group, Inc. ............       1,221      40,843
NiSource, Inc. .......................       3,012      60,903
NSTAR.................................       1,166      33,359
OGE Energy Corp. .....................         973      28,217
Puget Energy, Inc. ...................       1,256      26,602
SCANA Corp. ..........................       1,117      43,831
TECO Energy, Inc. ....................       2,171      34,997
Wisconsin Energy Corp. ...............       1,272      50,867
                                                    ----------
                                                       464,514
                                                    ----------
MULTILINE RETAIL -- 0.3%
Saks, Inc. (a)........................       1,332      25,708
                                                    ----------
OIL, GAS & CONSUMABLE FUELS -- 2.1%
Mariner Energy Inc (a)................           1          19
Massey Energy Co. ....................         894      32,247
Plains All American Pipeline LP.......         585      26,313
Teekay Shipping Corp. ................         527      19,536
TEPPCO Partners LP....................         775      28,125
Tesoro Petroleum Corp. ...............         728      49,751
Valero LP.............................         405      20,513
                                                    ----------
                                                       176,504
                                                    ----------
PAPER & FOREST PRODUCTS -- 1.0%
Louisiana-Pacific Corp. ..............       1,150      31,280
MeadWestvaco Corp. ...................       2,032      55,494
                                                    ----------
                                                        86,774
                                                    ----------
REAL ESTATE -- 14.1%
AMB Property Corp. ...................         932      50,580
Apartment Investment & Management Co.
  (Class A)...........................       1,040      48,776
Arden Realty, Inc. ...................         749      33,802
Brandywine Realty Trust...............         989      31,411
BRE Properties, Inc. (Class A)........         552      30,912
Camden Property Trust.................         562      40,492
CarrAmerica Realty Corp. .............         630      28,104
CBL & Associates Properties, Inc. ....         680      28,866
Colonial Properties Trust.............         496      24,864
Duke Realty Corp. ....................       1,582      60,037
Essex Property Trust, Inc. ...........         251      27,291
Federal Realty Investment Trust.......         570      42,864
Health Care Property Investors,
  Inc. ...............................       1,477      41,947
Hospitality Properties Trust..........         742      32,403
HRPT Properties Trust.................       2,281      26,779
iStar Financial, Inc. ................       1,209      46,281
Liberty Property Trust................         959      45,226
Macerich Co. .........................         764      56,498
Mack-Cali Realty Corp. ...............         695      33,360
Mills Corp. ..........................         638      17,864
New Plan Excel Realty Trust...........       1,131      29,338

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
Pan Pacific Retail Properties,
  Inc. ...............................         442  $   31,338
Rayonier, Inc. .......................         823      37,521
Reckson Associates Realty Corp. ......         925      42,383
Regency Centers Corp. ................         738      49,586
Shurgard Storage Centers, Inc. (Class
  A)..................................         514      34,248
SL Green Realty Corp. ................         460      46,690
Thornburg Mortgage, Inc. .............       1,109      30,010
Trizec Properties, Inc. ..............         996      25,627
United Dominion Realty Trust, Inc. ...       1,499      42,781
Ventas, Inc. .........................       1,123      37,261
Weingarten Realty Investors...........         906      36,920
                                                    ----------
                                                     1,192,060
                                                    ----------
ROAD & RAIL -- 1.0%
CNF, Inc. ............................         574      28,666
Laidlaw International, Inc. ..........       1,100      29,920
YRC Worldwide, Inc (a)................         624      23,749
                                                    ----------
                                                        82,335
                                                    ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Cypress Semiconductor Corp. (a).......       1,494      25,323
Integrated Device Technology, Inc.
  (a).................................       2,210      32,841
LSI Logic Corp. (a)...................       4,216      48,737
Teradyne, Inc. (a)....................       2,110      32,726
                                                    ----------
                                                       139,627
                                                    ----------
SOFTWARE -- 2.4%
BMC Software, Inc. (a)................       2,379      51,529
Cadence Design Systems, Inc. (a)......       3,147      58,188
Compuware Corp. (a)...................       3,753      29,386
Novell, Inc. (a)......................       4,086      31,381
Synopsys, Inc. (a)....................       1,578      35,268
                                                    ----------
                                                       205,752
                                                    ----------
SPECIALTY RETAIL -- 1.2%
Barnes & Noble, Inc. .................         572      26,455
Circuit City Stores, Inc. ............       1,986      48,617
RadioShack Corp. .....................       1,460      28,076
                                                    ----------
                                                       103,148
                                                    ----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Jones Apparel Group, Inc. ............       1,327      46,936
Polo Ralph Lauren Corp. ..............         645      39,093
                                                    ----------
                                                        86,029
                                                    ----------
THRIFTS & MORTGAGE FINANCE -- 3.6%
Astoria Financial Corp. ..............       1,057      32,725
Capitol Federal Financial.............         238       7,687
Independence Community Bank Corp. ....         841      35,053
IndyMac Bancorp, Inc. ................         704      28,815
New York Community Bancorp, Inc. .....       2,719      47,637
People's Bank.........................         646      21,156
PMI Group, Inc. ......................       1,025      47,068
Radian Group, Inc. ...................         948      57,117
Webster Financial Corp. ..............         585      28,349
                                                    ----------
                                                       305,607
                                                    ----------
TOBACCO -- 0.5%
Loews Corp. (Carolina Group)..........         857      40,510
                                                    ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
United Rentals, Inc. (a)..............         718      24,771
                                                    ----------

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                     ---------  ----------
WATER UTILITIES -- 0.5%
Aqua America, Inc. ...................       1,406  $   39,115
                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Telephone & Data Systems, Inc. .......       1,121      44,212
                                                    ----------
TOTAL COMMON STOCKS --
(Cost $8,088,190).....................               8,420,872
                                                    ----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (cost $23,134).................      23,134      23,134
                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $8,111,324)...................               8,444,006
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b).................................                  (2,416)
                                                    ----------
NET ASSETS -- 100.0%..................              $8,441,590
                                                    ==========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.3%
AAR Corp. (a)...........................      514  $    14,639
Argon ST, Inc. (a)......................      200        6,706
Armor Holdings, Inc. (a)................      468       27,280
Aviall, Inc. (a)........................      414       15,765
BE Aerospace, Inc. (a)..................    1,125       28,260
Ceradyne, Inc. (a)......................      424       21,158
Cubic Corp. ............................      234        5,602
Curtiss-Wright Corp. ...................      315       20,853
DRS Technologies, Inc. .................      617       33,855
EDO Corp. ..............................      225        6,941
Esterline Technologies Corp. (a)........      360       15,390
GenCorp, Inc. (a).......................      630       12,946
Heico Corp. ............................      279        7,597
Hexcel Corp. (a)........................    1,375       30,209
Innovative Solutions & Support, Inc.
  (a)...................................      198        2,574
Ionatron, Inc. (a)......................      400        5,404
K&F Industries Holdings, Inc. (a).......      261        4,333
Kaman Corp. (Class A)...................      327        8,227
Moog, Inc. (a)..........................      604       21,436
MTC Technologies, Inc. (a)..............      144        4,030
Orbital Sciences Corp. (a)..............      801       12,672
Sequa Corp. (a).........................       81        7,922
Taser International, Inc. (a)...........      888        9,404
Teledyne Technologies, Inc. (a).........      441       15,700
Triumph Group, Inc. (a).................      225        9,958
United Industrial Corp. ................      153        9,322
                                                   -----------
                                                       358,183
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.5%
ABX Air, Inc. (a).......................      843        5,741
EGL, Inc. (a)...........................      504       22,680
Forward Air Corp. ......................      468       17,452
HUB Group, Inc. (Class A) (a)...........      288       13,127
Pacer International, Inc. ..............      540       17,647
Ryder Systems, Inc. ....................      924       41,377
UTI Worldwide, Inc. ....................      810       25,596
                                                   -----------
                                                       143,620
                                                   -----------
AIRLINES -- 0.6%
AirTran Holdings, Inc. (a)..............    1,233       22,330
Alaska Air Group, Inc. (a)..............      469       16,626
Continental Airlines, Inc. (Class B)
  (a)...................................    1,321       35,535
ExpressJet Holdings, Inc. (a)...........      549        4,084
Frontier Airlines, Inc. ................      513        3,950
JetBlue Airways Corp. (a)...............    2,278       24,420
SkyWest, Inc. ..........................      843       24,675
US Airways Group, Inc. (a)..............      810       32,400
                                                   -----------
                                                       164,020
                                                   -----------
AUTO COMPONENTS -- 0.6%
American Axle & Manufacturing Holdings,
  Inc. .................................      639       10,946
ArvinMeritor, Inc. .....................      999       14,895
Bandag, Inc. ...........................      170        7,118
Cooper Tire & Rubber Co. ...............      924       13,250
Drew Industries, Inc. (a)...............      234        8,319
Lear Corp. .............................    1,000       17,730
LKQ Corp. (a)...........................      658       13,693
Modine Manufacturing Co. ...............      477       14,072
Sauer-Danfoss, Inc. ....................      153        3,511
Superior Industries International,
  Inc. .................................      315        6,098

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Tenneco Automotive, Inc. (a)............      603  $    13,079
The Goodyear Tire & Rubber Co. (a)......    2,531       36,649
TRW Automotive Holdings Corp. (a).......      351        8,178
Visteon Corp. (a).......................    1,869        8,598
                                                   -----------
                                                       176,136
                                                   -----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc. (a).........      988       11,036
Monaco Coach Corp. .....................      395        5,293
Thor Industries, Inc. ..................      564       30,095
Winnebago Industries, Inc. .............      483       14,654
                                                   -----------
                                                        61,078
                                                   -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a)...............      126        3,278
Coca-Cola Hellenic Bottling Co. SA......       54        2,484
Hansen Natural Corp. (a)................      225       28,361
PepsiAmericas, Inc. ....................      996       24,352
                                                   -----------
                                                        58,475
                                                   -----------
BIOTECHNOLOGY -- 2.7%
Affymetrix, Inc. (a)....................      973       32,041
Albany Molecular Research, Inc. (a).....      303        3,078
Alexion Pharmaceuticals, Inc. (a).......      441       15,620
Alkermes, Inc. (a)......................    1,293       28,511
Altus Pharmaceuticals, Inc. (a).........      100        2,193
Applera Corp. -- Celera Genomics Group
  (a)...................................    1,053       12,310
Arena Pharmaceuticals, Inc. (a).........      700       12,677
Ariad Pharmaceuticals, Inc. (a).........      873        5,744
BioMarin Pharmaceuticals, Inc. (a)......    1,259       16,896
Cambrex Corp. ..........................      360        7,034
Cell Genesys, Inc. (a)..................      645        5,147
Cepheid, Inc. (a).......................      842        7,713
Coley Pharmaceutical Group, Inc. (a)....      290        4,393
Cubist Pharmaceuticals, Inc. (a)........      771       17,710
CV Therapeutics, Inc. (a)...............      627       13,844
Dendreon Corp. (a)......................    1,180        5,558
Digene Corp. (a)........................      255        9,970
Encysive Pharmaceuticals, Inc. (a)......      825        4,034
Enzo Biochem, Inc. (a)..................      441        5,953
Enzon Pharmaceuticals, Inc. (a).........      630        5,103
Exelixis, Inc. (a)......................    1,197       14,376
Geron Corp. (a).........................      915        7,604
Human Genome Sciences, Inc. (a).........    1,878       20,414
ICOS Corp. (a)..........................      837       18,456
Idenix Pharmaceuticals, Inc. (a)........      288        3,908
Illumina, Inc. (a)......................      500       11,875
Incyte, Inc. (a)........................    1,194        7,188
InterMune, Inc. (a).....................      405        7,509
Isis Pharmaceuticals, Inc. (a)..........    1,047        9,433
Keryx Biopharmaceuticals, Inc. (a)......      459        8,771
Lexicon Genetics, Inc. (a)..............      612        3,390
MannKind Corp. (a)......................      515       10,527
Martek Biosciences Corp. (a)............      450       14,773
Maxygen, Inc. (a).......................      386        3,196
Medarex, Inc. (a).......................    1,599       21,139
Momenta Pharmaceuticals, Inc. (a).......      243        4,777
Myogen, Inc. (a)........................      396       14,347
Myriad Genetics, Inc. (a)...............      607       15,837
Nabi Biopharmaceuticals (a).............      843        4,755
Nektar Therapeutics (a).................    1,230       25,067
Neurocrine Biosciences, Inc. (a)........      528       34,077
Northfield Laboratories, Inc. (a).......      360        3,600

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
NPS Pharmaceuticals, Inc. (a)...........      657  $     5,611
Nuvelo, Inc. (a)........................      700       12,474
Onyx Pharmaceuticals, Inc. (a)..........      643       16,885
OSI Pharmaceuticals, Inc. (a)...........      827       26,547
PDL BioPharma, Inc. (a).................    1,729       56,711
Pharmion Corp. (a)......................      279        5,028
Progenics Pharmaceuticals, Inc. (a).....      300        7,947
Regeneron Pharmaceuticals, Inc. (a).....      549        9,130
Renovis, Inc. (a).......................      400        8,528
Serologicals Corp. (a)..................      486       11,888
Tanox, Inc. (a).........................      351        6,816
Techne Corp. (a)........................      528       31,754
Telik, Inc. (a).........................      747       14,462
Theravance, Inc. (a)....................      691       19,376
United Therapeutics Corp. (a)...........      324       21,475
Zymogenetics, Inc. (a)..................      459        9,924
                                                   -----------
                                                       745,104
                                                   -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. ................      162        5,751
Ameron International Corp. .............      114        8,348
Apogee Enterprises, Inc. ...............      369        6,229
Builders FirstSource, Inc. (a)..........      180        4,088
ElkCorp. ...............................      270        9,112
Griffon Corp. (a).......................      384        9,539
Jacuzzi Brands, Inc. (a)................    1,088       10,695
Lennox International, Inc. .............      983       29,352
NCI Building Systems, Inc. (a)..........      297       17,752
Simpson Manufacturing Co., Inc. ........      531       22,992
Trex Co., Inc. (a)......................      153        4,850
Universal Forest Products, Inc. ........      261       16,571
USG Corp. (a)...........................      494       46,910
                                                   -----------
                                                       192,189
                                                   -----------
CAPITAL MARKETS -- 1.5%
Affiliated Managers Group, Inc. (a).....      485       51,706
Calamos Asset Management, Inc. (Class
  B)....................................      333       12,454
Cohen & Steers, Inc. ...................      117        2,867
GAMCO Investors, Inc. ..................       99        3,955
GFI Group, Inc. (a).....................       99        5,139
Greenhill & Co., Inc. ..................      135        8,925
Investment Technology Group, Inc. (a)...      603       30,029
Investors Financial Services Corp. .....      960       44,995
Jefferies Group, Inc. ..................      811       47,444
Knight Capital Group, Inc. (a)..........    1,554       21,647
LaBranche & Co., Inc. (a)...............      816       12,901
Nuveen Investments, Inc. ...............    1,115       53,687
optionsXpress Holdings, Inc. ...........      387       11,254
Piper Jaffray Cos., Inc. (a)............      297       16,335
Raymond James Financial, Inc. ..........    1,460       43,143
Thomas Weisel Partners Group, Inc.
  (a)...................................      100        2,190
TradeStation Group, Inc. (a)............      500        6,910
W.P. Stewart & Co., Ltd. ...............      321        6,767
Waddell & Reed Financial, Inc. (Class
  A)....................................    1,194       27,581
                                                   -----------
                                                       409,929
                                                   -----------
CHEMICALS -- 2.3%
A. Schulman, Inc. ......................      441       10,915
Airgas, Inc. ...........................    1,026       40,106
Albemarle Corp. ........................      537       24,353
American Vanguard Corp. ................      188        5,743
Arch Chemicals, Inc. ...................      339       10,306
Cabot Corp. ............................      891       30,285

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Calumet Specialty Products Partners LP
  (a)...................................       99  $     2,753
Celanese Corp. .........................    1,069       22,417
CF Industries Holdings, Inc. ...........      794       13,490
Chemtura Corp. .........................    3,499       41,218
Cytec Industries, Inc. .................      540       32,405
Ferro Corp. ............................      603       12,060
FMC Corp. ..............................      532       32,973
Georgia Gulf Corp. .....................      476       12,371
H.B. Fuller Co. ........................      414       21,255
Hercules, Inc. (a)......................    1,455       20,079
Kronos Worldwide, Inc. .................       45        1,366
MacDermid, Inc. ........................      369       11,863
Minerals Technologies, Inc. ............      297       17,348
Nalco Holding Co. (a)...................    1,215       21,506
NewMarket Corp. ........................      216       10,279
NL Industries...........................      108        1,148
Olin Corp. .............................    1,008       21,642
OM Group, Inc. (a)......................      411        9,453
PolyOne Corp. (a).......................    1,323       12,330
Rockwood Holdings, Inc. (a).............      497       11,441
RPM, Inc. ..............................    1,770       31,754
Sensient Technologies Corp. ............      636       11,480
Spartech Corp. .........................      465       11,160
Symyx Technologies (a)..................      465       12,899
Terra Industries, Inc. (a)..............    1,341        9,454
Terra Nitrogen Co. LP...................      108        2,172
The Scotts Miracle-Gro Co. (Class A)....      648       29,653
Tronox, Inc. ...........................      613       10,397
Valhi, Inc. ............................      171        3,027
Valspar Corp. ..........................    1,365       38,043
Westlake Chemical Corp. ................      171        5,908
WR Grace & Co. (a)......................      791       10,520
                                                   -----------
                                                       627,572
                                                   -----------
COMMERCIAL BANKS -- 5.2%
1st Source Corp. .......................      144        4,317
Alabama National Bancorporation.........      216       14,774
AMCORE Financial, Inc. .................      333       10,530
Arrow Financial Corp. ..................      153        4,192
Bancfirst Corp. ........................      108        4,709
BancorpSouth, Inc. .....................    1,040       24,970
Bank of the Ozarks, Inc. ...............      153        5,585
Banner Corp. ...........................      153        5,202
BOK Financial Corp. ....................      414       19,686
Boston Private Financial Holdings,
  Inc. .................................      478       16,152
Capital City Bank Group, Inc. ..........      189        6,719
Capitol Bancorp, Ltd. ..................      207        9,677
Cascade Bancorp.........................      243        7,181
Cathay General Bancorp..................      621       23,374
Centennial Bank Holdings, Inc. (a)......      947       11,080
Central Pacific Financial Corp. ........      432       15,863
Chemical Financial Corp. ...............      333       10,759
Chittenden Corp. .......................      666       19,294
Citizens Banking Corp. .................      631       16,942
City Holding Co. .......................      261        9,602
CoBiz, Inc. ............................      207        4,264
Columbia Banking System, Inc. ..........      225        7,529
Community Bank System, Inc. ............      441        9,848
Community Banks, Inc. ..................      333        9,477
Community Trust Bancorp, Inc. ..........      189        6,407
Cullen/Frost Bankers, Inc. .............      747       40,151
CVB Financial Corp. ....................      866       14,809

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
East West Bancorp, Inc. ................      826  $    31,842
EuroBancshares, Inc. (a)................      186        2,193
F N B Corp. ............................      747       12,774
First BanCorp- Puerto Rico..............    1,080       13,349
First Bancorp-North Carolina............      204        4,566
First Charter Corp. ....................      432       10,670
First Citizens BancShares, Inc. ........       78       15,054
First Commonwealth Financial Corp. .....    1,005       14,733
First Community Bancorp, Inc. ..........      231       13,320
First Financial Bancorp.................      630       10,483
First Financial Bankshares, Inc. .......      258        9,881
First Financial Corp. ..................      153        4,559
First Indiana Corp. ....................      191        5,329
First Merchants Corp. ..................      270        7,160
First Midwest Bancorp, Inc. ............      672       24,575
First Oak Brook Bancshares, Inc. .......       90        2,408
First Republic Bank.....................      357       13,502
First State Bancorporation..............      222        5,896
FirstMerit Corp. .......................    1,131       27,891
Frontier Financial Corp. ...............      505       16,685
Glacier Bancorp, Inc. ..................      450       13,973
Great Southern Bancorp, Inc. ...........      141        4,072
Greater Bay Bancorp.....................      738       20,472
Hancock Holding Co. ....................      420       19,538
Hanmi Financial Corp. ..................      708       12,787
Harleysville National Corp. ............      396        9,005
IBERIABANK Corp. .......................      126        7,128
Independent Bank Corp.- Massachusetts...      225        7,234
Independent Bank Corp.- Michigan........      306        8,706
Integra Bank Corp. .....................      252        5,761
Interchange Financial Services Corp. ...      279        5,301
International Bancshares Corp. .........      720       20,686
Irwin Financial Corp. ..................      252        4,871
Main Street Banks, Inc. ................      234        6,056
MB Financial, Inc. .....................      396       14,018
Mid-State Bancshares....................      342       10,065
Midwest Banc Holdings, Inc. ............      252        6,537
Nara Bancorp, Inc. .....................      315        5,528
National Penn Bancshares, Inc. .........      667       14,194
NBT Bancorp, Inc. ......................      468       10,881
Old National Bancorp....................      998       21,597
Old Second Bancorp, Inc. ...............      225        7,387
Omega Financial Corp. ..................      162        5,485
Oriental Financial Group................      306        4,422
Pacific Capital Bancorp.................      721       24,399
Park National Corp. ....................      171       18,212
Placer Sierra Bancshares................      208        5,938
PrivateBancorp, Inc. ...................      294       12,198
Prosperity Bancshares, Inc. ............      485       14,652
Provident Bankshares Corp. .............      477       17,387
Republic Bancorp, Inc.- Kentucky........      148        3,008
Republic Bancorp, Inc.- Michigan........    1,116       13,437
S&T Bancorp, Inc. ......................      341       12,474
S.Y. Bancorp, Inc. .....................      180        4,756
Sandy Spring Bancorp, Inc. .............      207        7,864
Santander BanCorp.......................       78        1,981
Seacoast Banking Corp. of Florida.......      180        5,240
Signature Bank (a)......................      351       11,439
Simmons First National Corp. ...........      207        6,160
South Financial Group, Inc. ............    1,123       29,366
Sterling Bancorp........................      259        5,335

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sterling Bancshares, Inc. ..............      648  $    11,696
Sterling Financial Corp. ...............      387        8,452
Sterling Financial Corp. ...............      501       14,529
Suffolk Bancorp.........................      153        5,309
Sun Bancorp, Inc. (a)...................      207        4,037
Susquehanna Bancshares, Inc. ...........      672       17,317
SVB Financial Group (a).................      513       27,215
Texas Capital Bancshares, Inc. (a)......      339        8,136
Texas Regional Bancshare, Inc. .........      719       21,215
Tompkins Trustco, Inc. .................      108        5,200
Trico Bancshares........................      207        5,862
Trustmark Corp. ........................      735       23,255
UCBH Holdings, Inc. ....................    1,319       24,956
UMB Financial Corp. ....................      216       15,170
Umpqua Holdings Corp. ..................      630       17,955
United Bankshares, Inc. ................      594       22,732
United Community Banks, Inc. ...........      582       16,383
USB Holding Co., Inc. ..................      180        4,129
Virginia Commerce Bancorp (a)...........      159        5,716
Wachovia Corp. .........................        1           49
Washington Trust Bancorp, Inc. .........      177        4,968
WesBanco, Inc. .........................      297        9,745
West Coast Bancorp......................      216        6,037
Westamerica Bancorporation..............      459       23,831
Western Alliance Bancorp (a)............      253        9,399
Whitney Holding Corp. ..................      909       32,233
Wilmington Trust Corp. .................      972       42,136
Wintrust Financial Corp. ...............      342       19,894
Yardville National Bancorp..............      144        5,299
                                                   -----------
                                                     1,432,368
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
ABM Industries, Inc. ...................      572       10,965
ACCO Brands Corp. (a)...................      612       13,586
ADESA, Inc. ............................    1,323       35,377
Administaff, Inc. ......................      352       19,135
Advisory Board Co. (a)..................      252       14,054
Allied Waste Industries, Inc. (a).......    3,072       37,601
American Reprographics Co. (a)..........      276        9,574
Banta Corp. ............................      360       18,713
Bowne & Co., Inc. ......................      510        8,502
Brady Corp. ............................      612       22,926
CBIZ, Inc. (a)..........................      951        7,608
CDI Corp. ..............................      180        5,179
Central Parking Corp. ..................      252        4,032
Cenveo, Inc. (a)........................      599        9,931
Coinstar, Inc. (a)......................      333        8,628
Consolidated Graphics, Inc. (a).........      171        8,913
Copart, Inc. (a)........................      963       26,434
Corrections Corp. of America (a)........      567       25,628
CoStar Group, Inc. (a)..................      243       12,609
Covanta Holding Corp. (a)...............    1,563       26,055
CRA International, Inc. (a).............      162        7,980
Deluxe Corp. ...........................      726       18,999
DiamondCluster International, Inc.
  (a)...................................      414        4,430
Ennis, Inc. ............................      369        7,196
First Advantage Corp. (Class A) (a).....      100        2,418
FTI Consulting, Inc. (a)................      618       17,632
G & K Services, Inc. (Class A)..........      270       11,486
Global Cash Access, Inc. (a)............      502        8,795
Healthcare Services Group, Inc. ........      342        7,305
Heidrick & Struggles International, Inc.
  (a)...................................      279       10,122

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Herman Miller, Inc. ....................    1,025  $    33,220
HNI Corp. ..............................      675       39,825
Hudson Highland Group, Inc. (a).........      348        6,591
IHS, Inc. (a)...........................      200        5,470
IKON Office Solutions, Inc. ............    1,698       24,196
John H. Harland Co. ....................      402       15,799
Kelly Services, Inc. (Class A)..........      270        7,336
Kforce, Inc. (a)........................      513        6,541
Knoll, Inc. ............................      497       10,596
Korn/Ferry International (a)............      564       11,500
Labor Ready, Inc. (a)...................      803       19,232
LECG Corp. (a)..........................      270        5,203
McGrath Rentcorp........................      288        8,657
Mine Safety Appliances Co. .............      402       16,884
Mobile Mini, Inc. (a)...................      513       15,862
Navigant Consulting, Inc. (a)...........      702       14,988
NCO Group, Inc. (a).....................      423       10,046
PHH Corp. (a)...........................      762       20,345
Pike Electric Corp. (a).................      198        4,160
Resources Connection, Inc. (a)..........      684       17,038
Rollins, Inc. ..........................      504       10,201
School Specialty, Inc. (a)..............      324       11,178
SIRVA, Inc. (a).........................      360        3,071
Sourcecorp, Inc. (a)....................      225        5,425
Spherion Corp. (a)......................      879        9,142
Steelcase, Inc. (Class A)...............      789       14,202
Stericycle, Inc. (a)....................      654       44,223
TeleTech Holdings, Inc. (a).............      558        6,199
Tetra Tech, Inc. (a)....................      810       15,463
The Brink's Co. ........................      819       41,572
United Stationers, Inc. (a).............      477       25,329
Viad Corp. .............................      321       11,004
Volt Information Sciences, Inc. (a).....      126        3,851
Waste Connections, Inc. (a).............      692       27,549
Watson Wyatt Worldwide, Inc. (Class
  A)....................................      603       19,646
West Corp. (a)..........................      384       17,149
                                                   -----------
                                                       980,506
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)..........................    5,678       29,071
ADC Telecommunications, Inc. (a)........    1,670       42,735
Andrew Corp. (a)........................    2,357       28,944
Arris Group, Inc. (a)...................    1,488       20,475
Avocent Corp. (a).......................      711       22,567
Bel Fuse, Inc. (Class B)................      162        5,675
Belden CDT, Inc. .......................      674       18,353
Black Box Corp. ........................      252       12,109
C-COR.net Corp. (a).....................      690        6,031
CIENA Corp. (a).........................    8,818       45,942
CommScope, Inc. (a).....................      780       22,269
Comtech Telecommunications Corp. (a)....      315        9,188
Dycom Industries, Inc. (a)..............      567       12,049
Extreme Networks, Inc. (a)..............    1,557        7,816
F5 Networks, Inc. (a)...................      640       46,394
Finisar Corp. (a).......................    3,699       18,310
Foundry Networks, Inc. (a)..............    1,816       32,979
Harmonic, Inc. (a)......................    1,043        6,644
I.C., Inc. .............................      971       25,421
Inter-Tel, Inc. ........................      288        6,175
InterDigital Communications Corp. (a)...      789       19,346

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Ixia (a)................................      504  $     7,187
Loral Space & Communications, Ltd.
  (a)...................................      200        5,730
Mastec, Inc. (a)........................      700        9,919
Netgear, Inc. (a).......................      459        8,726
Packeteer, Inc. (a).....................      477        5,533
Plantronics, Inc. ......................      693       24,553
Polycom, Inc. (a).......................    1,437       31,154
Powerwave Technologies, Inc. (a)........    1,702       22,960
Redback Networks, Inc. (a)..............      856       18,567
SafeNet, Inc. (a).......................      342        9,056
Sonus Networks, Inc. (a)................    3,558       19,498
Sycamore Networks, Inc. (a).............    2,666       12,530
Symmetricom, Inc. (a)...................      639        5,463
Tekelec (a).............................      909       12,571
Utstarcom, Inc. (a).....................    1,437        9,039
Viasat, Inc. (a)........................      360       10,314
Zhone Technologies, Inc. (a)............    1,689        4,526
                                                   -----------
                                                       655,819
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.2%
Adaptec, Inc. (a).......................    1,589        8,787
Advanced Digital Information Corp.
  (a)...................................      917        8,051
Avid Technology, Inc. (a)...............      599       26,033
Brocade Communications Systems, Inc.
  (a)...................................    4,106       27,428
Dot Hill Systems Corp. (a)..............      627        4,452
Electronics for Imaging, Inc. (a).......      774       21,649
Emulex Corp. (a)........................    1,194       20,406
Gateway, Inc. (a).......................    3,341        7,317
Hutchinson Technology, Inc. (a).........      378       11,404
Hypercom Corp. (a)......................      711        6,612
Imation Corp. ..........................      486       20,854
Komag, Inc. (a).........................      415       19,754
Lexar Media, Inc. (a)...................    1,086        9,318
Maxtor Corp. (a)........................    3,866       36,959
McDATA Corp. (Class A) (a)..............    2,237       10,335
Novatel Wireless, Inc. (a)..............      324        2,900
Palm, Inc. (a)..........................    1,306       30,247
Presstek, Inc. (a)......................      396        4,712
Quantum Corp. (a).......................    2,607        9,750
Rackable Systems, Inc. (a)..............      390       20,612
Stratasys, Inc. (a).....................      153        4,510
Synaptics, Inc. (a).....................      378        8,312
UNOVA, Inc. (a).........................      683       20,838
                                                   -----------
                                                       341,240
                                                   -----------
CONSTRUCTION & ENGINEERING -- 1.0%
EMCOR Group, Inc. (a)...................      432       21,453
Foster Wheeler, Ltd. (a)................    1,045       49,439
Granite Construction, Inc. .............      468       22,782
Infrasource Services, Inc. (a)..........      398        6,850
Insituform Technologies, Inc. (a).......      386       10,268
McDermott International, Inc. (a).......      852       46,391
Perini Corp. (a)........................      298        9,050
Quanta Services, Inc. (a)...............    1,466       23,485
The Shaw Group, Inc. (a)................    1,122       34,109
URS Corp. (a)...........................      718       28,900
Washington Group International, Inc. ...      378       21,693
Williams Scotsman International, Inc.
  (a)...................................      225        5,636
                                                   -----------
                                                       280,056
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
CONSTRUCTION MATERIALS -- 0.5%
Eagle Materials, Inc. ..................      783  $    49,924
Florida Rock Industries, Inc. ..........      735       41,322
Headwaters, Inc. (a)....................      594       23,635
Texas Industries, Inc. .................      324       19,599
                                                   -----------
                                                       134,480
                                                   -----------
CONSUMER FINANCE -- 0.4%
ACE Cash Express, Inc. (a)..............      153        3,808
Advance America Cash Advance Centers,
  Inc. .................................      915       13,158
Advanta Corp. (Class B).................      300       11,061
Cash America International, Inc. .......      405       12,158
CompuCredit Corp. (a)...................      601       22,123
First Cash Financial Services, Inc.
  (a)...................................      396        7,916
First Marblehead Corp. .................      468       20,241
Nelnet, Inc. (a)........................      306       12,745
World Acceptance Corp. (a)..............      234        6,411
                                                   -----------
                                                       109,621
                                                   -----------
CONTAINERS & PACKAGING -- 0.4%
Aptargroup, Inc. .......................      486       26,851
Caraustar Industries, Inc. (a)..........      414        4,260
Chesapeake Corp. .......................      279        3,873
Graphic Packaging Corp. (a).............    1,446        2,993
Greif, Inc. (Class A)...................      216       14,779
Myers Industries, Inc. .................      369        5,900
Packaging Corp. of America..............    1,196       26,838
Rock-Tenn Co. ..........................      450        6,746
Silgan Holdings, Inc. ..................      324       13,015
                                                   -----------
                                                       105,255
                                                   -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)............      270        3,224
Building Material Holding Corp. ........      396       14,113
Earle M. Jorgensen Co. (a)..............      360        5,454
Keystone Automotive Industries, Inc.
  (a)...................................      225        9,497
Prestige Brands Holdings, Inc. (a)......      504        6,134
                                                   -----------
                                                        38,422
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Alderwoods Group, Inc. (a)..............      576       10,310
Bright Horizons Family Solutions, Inc.
  (a)...................................      387       14,989
Coinmach Service Corp. .................      213        2,002
Corinthian Colleges, Inc. (a)...........    1,305       18,792
DeVry, Inc. (a).........................      882       20,083
Educate, Inc. (a).......................      288        2,454
Education Management Corp. (a)..........      987       41,059
Escala Group, Inc. (a)..................      100        2,619
ITT Educational Services, Inc. (a)......      690       44,194
Jackson Hewitt Tax Service, Inc. .......      465       14,685
Laureate Education, Inc. (a)............      645       34,430
Lincoln Educational Services Corp.
  (a)...................................       54          915
Matthews International Corp. (Class
  A)....................................      465       17,791
Pre-Paid Legal Services, Inc. ..........      207        7,344
Regis Corp. ............................      639       22,033
Service Corp. International.............    4,475       34,905
Sotheby's Holding, Inc. (a).............      766       22,245
Steiner Leisure, Ltd. (a)...............      279       11,300

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Stewart Enterprises, Inc. (Class A).....    1,386  $     7,914
Strayer Education, Inc. ................      213       21,781
Universal Technical Institute, Inc.
  (a)...................................      397       11,950
                                                   -----------
                                                       363,795
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp. (a)......      216        4,206
Encore Capital Group, Inc. (a)..........      225        3,319
eSpeed, Inc. (a)........................      423        3,371
Financial Federal Corp. ................      378       11,075
IntercontinentalExchange, Inc. (a)......      242       16,710
International Securities Exchange,
  Inc. .................................      540       22,491
Nasdaq Stock Market, Inc. (a)...........    1,255       50,250
Portfolio Recovery Associates, Inc.
  (a)...................................      225       10,537
                                                   -----------
                                                       121,959
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Broadwing Corp. (a).....................      917       13,517
Cincinnati Bell, Inc. (a)...............    3,540       16,001
Commonwealth Telephone Enterprises,
  Inc. .................................      306       10,542
Consolidated Communications Holdings,
  Inc. .................................      261        4,246
Covad Communications Group, Inc. (a)....    3,809        7,351
Fairpoint Communications, Inc. .........      396        5,473
General Communication, Inc. (Class A)
  (a)...................................      636        7,689
Global Crossing, Ltd. (a)...............      225        5,962
IDT Corp. (Class B) (a).................      981       10,860
Iowa Telecommunications Services,
  Inc. .................................      333        6,354
Level 3 Communications, Inc. (a)........   10,647       55,151
NeuStar, Inc. (Class A) (a).............      896       27,776
North Pittsburgh Systems, Inc. .........      198        4,621
NTELOS Holdings Corp (a)................      300        4,203
PanAmSat Holding Corp. .................      738       18,317
Premiere Global Services, Inc. (a)......      942        7,583
SureWest Communications.................      189        4,559
Time Warner Telecom, Inc. (Class A)
  (a)...................................    1,017       18,255
Valor Communications Group, Inc. .......      549        7,225
                                                   -----------
                                                       235,685
                                                   -----------
ELECTRIC UTILITIES -- 1.0%
ALLETE, Inc. ...........................      378       17,615
Cleco Corp. ............................      711       15,877
Duquesne Light Holdings, Inc. ..........    1,104       18,216
El Paso Electric Co. (a)................      684       13,023
Empire District Electric Co. ...........      369        8,199
Great Plains Energy, Inc. ..............    1,077       30,317
Hawaiian Electric Industries, Inc. .....    1,161       31,498
IDACORP, Inc. ..........................      603       19,609
ITC Holdings Corp. .....................      180        4,725
MGE Energy, Inc. .......................      294        9,755
Otter Tail Corp. .......................      369       10,587
Sierra Pacific Resources (a)............    2,797       38,627
UIL Holdings Corp. .....................      188        9,842
Unisource Energy Corp. .................      465       14,182
Westar Energy, Inc. ....................    1,233       25,659
                                                   -----------
                                                       267,731
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.1%
Acuity Brands, Inc. ....................      712       28,480
American Superconductor Corp. (a).......      468        5,312
AO Smith Corp. .........................      285       15,048
Artesyn Technologies, Inc. (a)..........      540        5,913
Baldor Electric Co. ....................      429       14,530
Encore Wire Corp. (a)...................      243        8,233

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Energy Conversion Devices, Inc. (a).....      568  $    27,934
EnerSys (a).............................      294        4,057
Evergreen Solar, Inc. (a)...............      720       11,088
Franklin Electric Co., Inc. ............      225       12,296
FuelCell Energy, Inc. (a)...............      635        7,284
General Cable Corp. (a).................      740       22,444
Genlyte Group, Inc. (a).................      360       24,531
GrafTech International, Ltd. (a)........    1,409        8,595
II-VI, Inc. (a).........................      357        6,458
Medis Technologies, Ltd. (a)............      204        4,759
Plug Power, Inc. (a)....................      933        4,665
Power-One, Inc. (a).....................    1,053        7,582
Regal-Beloit Corp. .....................      440       18,599
Thomas & Betts Corp. (a)................      952       48,914
Vicor Corp. ............................      270        5,327
Woodward Governor Co. ..................      405       13,466
                                                   -----------
                                                       305,515
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Aeroflex, Inc. (a)......................    1,077       14,787
Agilysys, Inc. .........................      441        6,641
Anixter International, Inc. ............      459       21,931
Avnet, Inc. (a).........................    2,243       56,927
AVX Corp. ..............................      746       13,204
Benchmark Electronics, Inc. (a).........      558       21,399
Brightpoint, Inc. (a)...................      620       19,257
Checkpoint Systems, Inc. (a)............      540       14,515
Cogent, Inc. (a)........................      558       10,234
Cognex Corp. ...........................      673       19,948
Coherent, Inc. (a)......................      438       15,378
CTS Corp. ..............................      531        7,105
Daktronics, Inc. .......................      234        8,541
Echelon Corp. (a).......................      474        4,475
Electro Scientific Industries, Inc.
  (a)...................................      405        8,963
Excel Technology, Inc. (a)..............      171        5,039
FLIR Systems, Inc. (a)..................      987       28,041
Global Imaging Systems, Inc. (a)........      333       12,647
Identix, Inc. (a).......................    1,275       10,149
Itron, Inc. (a).........................      333       19,930
KEMET Corp. (a).........................    1,248       11,819
Landauer, Inc. .........................      126        6,328
Littelfuse, Inc. (a)....................      324       11,058
Measurement Specialties, Inc. (a).......      180        4,707
Mercury Computer System, Inc. (a).......      306        4,957
Methode Electronics, Inc. (Class A).....      513        5,587
Metrologic Instruments, Inc. (a)........      153        3,539
MTS Systems Corp. ......................      287       12,005
Multi-Fineline Electronix, Inc. (a).....      137        8,013
National Instruments Corp. .............      762       24,856
Newport Corp. (a).......................      621       11,712
Park Electrochemical Corp. .............      261        7,699
Paxar Corp. (a).........................      522       10,216
Photon Dynamics, Inc. (a)...............      243        4,556
Plexus Corp. (a)........................      621       23,331
Rofin-Sinar Technologies, Inc. (a)......      216       11,692
Rogers Corp. (a)........................      243       13,239
Sanmina-SCI Corp. (a)...................    8,098       33,202
Scansource, Inc. (a)....................      180       10,874
Smart Modular Technologies WWH, Inc.
  (a)...................................      300        2,715
Sunpower Corp. (a)......................      100        3,816
Tech Data Corp. (a).....................      837       30,894
Technitrol, Inc. .......................      531       12,733

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Tektronix, Inc. ........................    1,221  $    43,602
Trimble Navigation, Ltd. (a)............      774       34,869
TTM Technologies, Inc. (a)..............      540        7,825
Vishay Intertechnology, Inc. (a)........    2,435       34,674
                                                   -----------
                                                       709,629
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Atwood Oceanics, Inc. (a)...............      189       19,091
Basic Energy Services, Inc. (a).........      200        5,960
Bristow Group, Inc. (a).................      315        9,734
CARBO Ceramics, Inc. ...................      279       15,878
Dresser-Rand Group, Inc. (a)............      387        9,617
Dril-Quip, Inc. (a).....................      208       14,737
FMC Technologies, Inc. (a)..............      998       51,118
Global Industries, Inc. (a).............    1,313       19,025
Grey Wolf, Inc. (a).....................    2,756       20,505
Gulfmark Offshore, Inc. (a).............      288        8,006
Hanover Compressor Co. (a)..............    1,320       24,578
Helix Energy Solutions Group, Inc.
  (a)...................................    1,126       42,675
Helmerich & Payne, Inc. ................      766       53,482
Hercules Offshore, Inc. (a).............      200        6,802
Hornbeck Offshore Services, Inc. (a)....      388       13,995
Hydril Co. (a)..........................      279       21,748
Input/Output, Inc. (a)..................      968        9,399
Lone Star Technologies, Inc. (a)........      460       25,489
Lufkin Industries, Inc. ................      207       11,476
Maverick Tube Corp. (a).................      612       32,430
Newpark Resources, Inc. (a).............    1,211        9,930
NS Group, Inc. (a)......................      324       14,914
Oceaneering International, Inc. (a).....      399       22,863
Oil States International, Inc. (a)......      432       15,919
Parker Drilling Co. (a).................    1,665       15,435
Pioneer Drilling Co. (a)................      749       12,306
RPC, Inc. ..............................      378        8,637
SEACOR Holdings, Inc. (a)...............      279       22,097
Superior Energy Services, Inc. (a)......    1,086       29,094
Superior Well Services, Inc. (a)........       90        2,616
Tetra Technologies, Inc. (a)............      494       23,238
Tidewater, Inc. ........................      774       42,748
Todco (Class A) (a).....................      879       34,641
Unit Corp. (a)..........................      658       36,683
Universal Compression Holdings, Inc.
  (a)...................................      497       25,183
Veritas DGC, Inc. (a)...................      450       20,426
W-H Energy Services, Inc. (a)...........      404       17,974
                                                   -----------
                                                       770,449
                                                   -----------
FOOD & STAPLES RETAILING -- 0.7%
BJ'S Wholesale Club, Inc. (a)...........    1,005       31,667
Casey's General Stores, Inc. ...........      775       17,724
Central European Distribution Corp.
  (a)...................................      271       10,420
Great Atlantic & Pacific Tea Co. (a)....      234        8,174
Longs Drug Stores Corp. ................      432       19,993
Nash Finch Co. .........................      180        5,382
Performance Food Group Co. (a)..........      540       16,843
Rite Aid Corp. (a)......................    7,930       31,720
Ruddick Corp. ..........................      504       12,252
Smart & Final, Inc. (a).................      180        2,950
The Topps Co., Inc. ....................      554        4,859
United Natural Foods, Inc. (a)..........      574       20,073
Weis Markets, Inc. .....................      154        6,864
                                                   -----------
                                                       188,921
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
FOOD PRODUCTS -- 1.1%
Alico, Inc. ............................       54  $     2,454
Chiquita Brands International, Inc. ....      558        9,358
Corn Products International, Inc. ......    1,067       31,551
Del Monte Foods Co. ....................    2,876       34,109
Delta and Pine Land Co. ................      522       15,744
Farmer Brothers Co. ....................       90        2,007
Flowers Foods, Inc. ....................      809       24,027
Fresh Del Monte Produce, Inc. ..........      360        7,614
Gold Kist, Inc. (a).....................      728        9,202
Hain Celestial Group, Inc. (a)..........      532       13,933
J&J Snack Foods Corp. ..................      198        6,651
The J.M. Smucker Co. ...................      900       35,730
Lancaster Colony Corp. .................      405       17,010
Lance, Inc. ............................      423        9,518
Peet's Coffee & Tea, Inc. (a)...........      198        5,940
Pilgrim's Pride Corp. ..................      594       12,872
Premium Standard Farms, Inc. ...........      244        4,282
Ralcorp Holdings, Inc. (a)..............      423       16,095
Reddy Ice Holdings, Inc. ...............      144        3,198
Sanderson Farms, Inc. ..................      288        6,451
Seaboard Corp. .........................        6        9,564
Tootsie Roll Industries, Inc. ..........      368       10,763
TreeHouse Foods, Inc. (a)...............      431       11,443
                                                   -----------
                                                       299,516
                                                   -----------
GAS UTILITIES -- 1.4%
AGL Resources, Inc. ....................    1,053       37,961
Atmos Energy Corp. .....................    1,204       31,701
Energen Corp. ..........................      954       33,390
Laclede Group, Inc. ....................      287        9,879
National Fuel Gas Co. ..................    1,240       40,573
New Jersey Resources Corp. .............      396       17,919
Nicor, Inc. ............................      636       25,160
Northwest Natural Gas Co. ..............      396       14,054
Peoples Energy Corp. ...................      540       19,246
Piedmont Natural Gas Co., Inc. .........    1,041       24,974
South Jersey Industries, Inc. ..........      402       10,962
Southern Union Co. .....................    1,509       37,468
Southwest Gas Corp. ....................      540       15,093
UGI Corp. ..............................    1,500       31,605
WGL Holdings, Inc. .....................      702       21,355
                                                   -----------
                                                       371,340
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
Advanced Medical Optics, Inc. (a).......      936       43,655
Align Technology, Inc. (a)..............      459        4,209
American Medical Systems Holdings, Inc.
  (a)...................................      924       20,790
Analogic Corp. .........................      262       17,344
Arrow International, Inc. ..............      315       10,291
Arthrocare Corp. (a)....................      351       16,785
Aspect Medical Systems, Inc. (a)........      216        5,927
Bio-Rad Laboratories, Inc. (Class A)
  (a)...................................      327       20,388
Biosite, Inc. (a).......................      242       12,567
CONMED Corp. (a)........................      432        8,273
Conor Medsystems, Inc. (a)..............      451       13,259
Cyberonics, Inc. (a)....................      306        7,886
Datascope Corp. ........................      180        7,121
Diagnostic Products Corp. ..............      330       15,718
Dionex Corp. (a)........................      306       18,813
DJ Orthopedics, Inc. (a)................      261       10,377

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Edwards Lifesciences Corp. (a)..........      861  $    37,454
ev3, Inc. (a)...........................      270        4,782
Foxhollow Technologies, Inc. (a)........      186        5,682
Gen-Probe, Inc. (a).....................      817       45,033
Greatbatch, Inc. (a)....................      306        6,704
Haemonetics Corp. (a)...................      366       18,582
HealthTronics, Inc. (a).................      477        3,945
Hologic, Inc. (a).......................      630       34,871
I-Flow Corp. (a)........................      305        4,063
ICU Medical, Inc. (a)...................      180        6,514
IDEXX Laboratories, Inc. (a)............      486       41,971
Immucor, Inc. (a).......................      648       18,591
Integra LifeSciences Holdings Corp.
  (a)...................................      261       10,696
Intermagnetics General Corp. (a)........      607       15,205
Intuitive Surgical, Inc. (a)............      523       61,714
Invacare Corp. .........................      459       14,257
Inverness Medical Innovations, Inc.
  (a)...................................      377       10,831
Kensey Nash Corp. (a)...................      162        4,633
Kyphon, Inc. (a)........................      522       19,418
Laserscope (a)..........................      270        6,386
Lifecell Corp. (a)......................      450       10,148
Mentor Corp. ...........................      536       24,286
Merit Medical Systems, Inc. (a).........      378        4,540
Molecular Devices Corp. (a).............      252        8,356
OraSure Technologies, Inc. (a)..........      600        6,180
Palomar Medical Technologies, Inc.
  (a)...................................      225        7,526
PolyMedica Corp. .......................      351       14,868
ResMed, Inc. (a)........................    1,077       47,366
Respironics, Inc. (a)...................    1,034       40,233
Schick Technologies, Inc. (a)...........      165        8,234
SonoSite, Inc. (a)......................      280       11,379
STERIS Corp. ...........................      990       24,433
SurModics, Inc. (a).....................      216        7,638
Sybron Dental Specialties, Inc. (a).....      564       23,259
Symmetry Medical, Inc. (a)..............      333        7,063
The Cooper Cos., Inc. ..................      700       37,821
Thoratec Corp. (a)......................      609       11,735
TriPath Imaging, Inc. (a)...............      396        2,764
Varian, Inc. (a)........................      458       18,860
Ventana Medical Systems, Inc. (a).......      465       19,423
Viasys Healthcare, Inc. (a).............      387       11,641
Vital Signs, Inc. ......................       90        4,944
West Pharmaceutical Services, Inc. .....      405       14,062
Wright Medical Group, Inc. (a)..........      478        9,441
                                                   -----------
                                                       980,935
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Alliance Imaging, Inc. (a)..............      189        1,217
Allscripts Healthcare Solutions, Inc.
  (a)...................................      614       11,242
Amedisys, Inc. (a)......................      298       10,355
American Retirement Corp. (a)...........      532       13,630
AMERIGROUP Corp. (a)....................      720       15,149
AMN Healthcare Services, Inc. (a).......      414        7,750
Amsurg Corp. (a)........................      423        9,598
Apria Healthcare Group, Inc. (a)........      720       16,546
Brookdale Senior Living, Inc. ..........      200        7,550
Centene Corp. (a).......................      603       17,590
Cerner Corp. (a)........................      910       43,179
Chemed Corp. ...........................      366       21,718
Cross Country Healthcare, Inc. (a)......      360        6,970
Dendrite International, Inc. (a)........      549        7,494
Eclipsys Corp. (a)......................      558       13,174

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Emdeon Corp. (a)........................    4,245  $    45,846
eResearch Technology, Inc. (a)..........      567        8,159
Genesis HealthCare Corp. (a)............      288       12,655
Gentiva Health Services, Inc. (a).......      351        6,392
HealthExtras, Inc. (a)..................      324       11,437
Healthspring, Inc. (a)..................      300        5,583
Healthways, Inc. (a)....................      474       24,146
Kindred Healthcare, Inc. (a)............      387        9,733
LCA-Vision, Inc. .......................      243       12,177
LifePoint Hospitals, Inc. (a)...........      738       22,952
Magellan Health Services, Inc. (a)......      450       18,211
Matria Healthcare, Inc. (a).............      297       11,274
Molina Healthcare, Inc. (a).............      162        5,422
National Healthcare Corp. ..............      126        5,050
Nighthawk Radiology Holdings, Inc.
  (a)...................................      100        2,389
Odyssey Healthcare, Inc. (a)............      495        8,519
Option Care, Inc. ......................      297        4,200
Owens & Minor, Inc. ....................      567       18,581
PAREXEL International Corp. (a).........      377        9,968
Pediatrix Medical Group, Inc. (a).......      352       36,129
Per-Se Technologies, Inc. (a)...........      549       14,636
PRA International (a)...................      279        6,916
PSS World Medical, Inc. (a).............      936       18,055
Psychiatric Solutions, Inc. (a).........      784       25,974
RehabCare Group, Inc. (a)...............      234        4,411
Rotech Healthcare, Inc. (a).............      300        4,353
SFBC International, Inc. (a)............      261        6,363
Sierra Health Services, Inc. (a)........      749       30,484
Sunrise Assisted Living, Inc. (a).......      513       19,992
Symbion, Inc. (a).......................      234        5,300
The TriZetto Group, Inc. (a)............      612       10,765
United Surgical Partners (a)............      621       21,990
VCA Antech, Inc. (a)....................    1,185       33,749
Ventiv Health, Inc. (a).................      386       12,823
WebMD Health Corp. (a)..................      100        4,164
WellCare Health Plans, Inc. (a).........      523       23,765
                                                   -----------
                                                       725,725
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 2.9%
AFC Enterprises, Inc. (a)...............      297        4,128
Ameristar Casinos, Inc. ................      333        8,588
Applebees International, Inc. ..........    1,170       28,723
Aztar Corp. (a).........................      501       21,037
Bally Technologies, Inc. (a)............      675       11,468
BJ's Restaurants, Inc. (a)..............      204        5,508
Bob Evans Farms, Inc. ..................      510       15,152
California Pizza Kitchen, Inc. (a)......      279        9,054
CBRL Group, Inc. .......................      702       30,825
CEC Entertainment, Inc. (a).............      530       17,819
Cedar Fair LP...........................      770       22,522
Chipotle Mexican Grill, Inc. (a)........      100        5,539
Choice Hotels International, Inc. ......      522       23,897
Churchill Downs, Inc. ..................      126        4,828
CKE Restaurants, Inc. ..................      764       13,294
Domino's Pizza, Inc. ...................      441       12,591
Gaylord Entertainment Co. (a)...........      567       25,730
Great Wolf Resorts, Inc. (a)............      387        4,485
IHOP Corp. .............................      288       13,807
Isle of Capri Casinos, Inc. (a).........      315       10,483
Jack in the Box, Inc. (a)...............      528       22,968
Kerzner International, Ltd. (a).........      423       32,918

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Krispy Kreme Doughnuts, Inc. (a)........      834  $     7,489
Landry's Restaurants, Inc. .............      252        8,903
Life Time Fitness, Inc. (a).............      261       12,228
Lone Star Steakhouse & Saloon, Inc. ....      261        7,418
Marcus Corp. ...........................      297        5,925
Multimedia Games, Inc. (a)..............      405        6,026
O'Charleys, Inc. (a)....................      306        5,649
Orient-Express Hotels, Ltd. (Class A)...      607       23,813
P F Chang's China Bistro, Inc. (a)......      451       22,230
Panera Bread Co. (Class A) (a)..........      414       31,125
Papa John's International, Inc. (a).....      342       11,221
Pinnacle Entertainment, Inc. (a)........      676       19,043
Rare Hospitality International, Inc.
  (a)...................................      486       16,927
Red Robin Gourmet Burgers, Inc. (a).....      179        8,449
Ruby Tuesday, Inc. .....................      905       29,032
Ruth's Chris Steak House, Inc. (a)......      281        6,691
Ryan's Restaurant Group, Inc. (a).......      603        8,743
Scientific Games Corp. (Class A) (a)....    1,042       36,605
Shuffle Master, Inc. (a)................      504       18,013
Six Flags, Inc. (a).....................    1,067       10,862
Sonic Corp. (a).........................      855       30,036
Speedway Motorsports, Inc. .............      198        7,566
Texas Roadhouse, Inc. (Class A) (a).....      684       11,690
The Cheesecake Factory, Inc. (a)........    1,121       41,981
The Steak n Shake Co. (a)...............      396        8,356
Triarc Cos., Inc. (Class B).............      618       10,803
Vail Resorts, Inc. (a)..................      405       15,479
WMS Industries, Inc. (a)................      397       11,950
                                                   -----------
                                                       779,617
                                                   -----------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class A)......      927       20,042
Avatar Holdings, Inc. (a)...............       63        3,843
Beazer Homes USA, Inc. .................      567       37,252
Blount International, Inc. (a)..........      531        8,554
Blyth, Inc. ............................      432        9,081
Brookfield Homes Corp. .................      195       10,113
Champion Enterprises, Inc. (a)..........    1,049       15,693
CSS Industries, Inc. ...................      117        3,830
Dolby Laboratories, Inc. (a)............      468        9,781
Ethan Allen Interiors, Inc. ............      486       20,422
Furniture Brands International, Inc. ...      729       17,868
Helen of Troy, Ltd. (a).................      306        6,487
Interface, Inc. (Class A) (a)...........      648        8,949
iRobot Corp. (a)........................      100        2,780
Jarden Corp. (a)........................      741       24,342
Kimball International, Inc. (Class B)...      357        5,369
La-Z-Boy, Inc. .........................      756       12,852
Levitt Corp. (Class A)..................      240        5,290
M.D.C. Holdings, Inc. ..................      481       30,933
M/I Homes, Inc. ........................      162        7,614
Meritage Homes Corp. (a)................      324       17,807
Palm Harbor Homes, Inc. (a).............      153        3,279
Russ Berrie & Co., Inc. ................      153        2,326
Skyline Corp. ..........................       99        4,097
Snap-on, Inc. ..........................      756       28,819
Standard Pacific Corp. .................      980       32,947
Technical Olympic USA, Inc. ............      307        6,247
Tempur-Pedic International, Inc. (a)....      654        9,254
The Yankee Candle, Inc. ................      657       17,982

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Tupperware Corp. .......................      753  $    15,504
WCI Communities, Inc. (a)...............      567       15,774
William Lyon Homes, Inc. (a)............       36        3,444
                                                   -----------
                                                       418,575
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a)............      270       14,348
Church & Dwight Co., Inc. ..............      918       33,892
Spectrum Brands, Inc. (a)...............      510       11,077
WD-40 Co. ..............................      234        7,219
                                                   -----------
                                                        66,536
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Black Hills Corp. ......................      468       15,912
Dynegy, Inc. (Class A) (a)..............    3,879       18,619
Ormat Technologies, Inc. ...............       90        3,429
                                                   -----------
                                                        37,960
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. ....................      450       36,810
Raven Industries, Inc. .................      243        9,504
Standex International Corp. ............      162        5,129
Teleflex, Inc. .........................      522       37,391
Tredegar Corp. .........................      366        5,823
Walter Industries, Inc. ................      657       43,769
                                                   -----------
                                                       138,426
                                                   -----------
INSURANCE -- 4.1%
21st Century Insurance Group............      375        5,925
Alfa Corp. .............................      537        9,204
Alleghany Corp. (a).....................       74       21,307
American Equity Investment Life Holding
  Co. ..................................      667        9,565
American Financial Group, Inc. .........      576       23,967
American National Insurance Co. ........      225       25,218
AmerUs Group Co. .......................      567       34,156
Arch Capital Group, Ltd. (a)............      456       26,330
Argonaut Group, Inc. (a)................      496       17,633
Aspen Insurance Holdings, Ltd. .........      666       16,424
Assured Guaranty, Ltd. .................      711       17,775
Baldwin & Lyons, Inc. (Class B).........      135        3,584
Bristol West Holdings, Inc. ............      270        5,198
CNA Surety Corp. (a)....................      225        3,764
Delphi Financial Group..................      426       21,994
Endurance Specialty Holdings, Ltd. .....      871       28,351
Enstar Group, Inc. (a)..................      100        8,974
Erie Indemnity Co. (Class A)............      423       22,267
FBL Financial Group, Inc. (Class A).....      180        6,201
First Acceptance Corp. (a)..............      366        4,868
Great American Financial Resources,
  Inc. .................................      117        2,308
Hanover Insurance Group, Inc. ..........      771       40,416
Harleysville Group, Inc. ...............      195        5,790
HCC Insurance Holdings, Inc. ...........    1,609       55,993
Hilb Rogal and Hobbs Co. ...............      559       23,042
Horace Mann Educators Corp. ............      618       11,618
Infinity Property & Casualty Corp. .....      297       12,397
IPC Holdings, Ltd. .....................      681       19,102
Kansas City Life Insurance Co. .........       63        3,228
LandAmerica Financial Group, Inc. ......      243       16,488
Max Re Capital, Ltd. ...................      621       14,780
Mercury General Corp. ..................      378       20,752
Montpelier Re Holdings, Ltd. ...........    1,197       19,511

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
National Financial Partners Corp. ......      468  $    26,451
National Western Life Insurance Co.
  (Class A) (a).........................       36        8,362
Navigators Group, Inc. (a)..............      171        8,482
Odyssey Re Holdings Corp. ..............      280        6,076
Ohio Casualty Corp. ....................      987       31,288
PartnerRe, Ltd. ........................      789       48,989
Philadelphia Consolidated Holding Corp.
  (a)...................................      910       31,067
Platinum Underwriters Holdings, Ltd. ...      754       21,941
Presidential Life Corp. ................      312        7,928
ProAssurance Corp. (a)..................      414       21,528
Reinsurance Group America, Inc. ........      477       22,557
RenaissanceRe Holdings, Ltd. ...........    1,026       44,754
RLI Corp. ..............................      324       18,565
Safety Insurance Group, Inc. ...........      189        8,630
Scottish Re Group, Ltd. ................      658       16,325
Selective Insurance Group, Inc. ........      402       21,306
StanCorp Financial Group, Inc. .........      822       44,478
State Auto Financial Corp. .............      198        6,675
Stewart Information Services Corp. .....      243       11,441
The Commerce Group, Inc. ...............      441       23,303
The Midland Co. ........................      189        6,611
The Phoenix Cos., Inc. .................    1,602       26,113
Transatlantic Holdings, Inc. ...........      378       22,094
UICI....................................      468       17,311
United Fire & Casualty Co. .............      261        8,587
Universal American Financial Corp.
  (a)...................................      540        8,316
USI Holdings Corp. (a)..................      540        8,710
Wesco Financial Corp. ..................       18        7,182
Zenith National Insurance Corp. ........      451       21,707
                                                   -----------
                                                     1,114,907
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)...      360        2,556
Audible, Inc. (a).......................      243        2,554
Blue Nile, Inc. (a).....................      290       10,205
Coldwater Creek, Inc. (a)...............      783       21,767
FTD Group, Inc. (a).....................      189        1,831
GSI Commerce, Inc. (a)..................      249        4,233
Insight Enterprises, Inc. (a)...........      702       15,451
J Jill Group, Inc. (a)..................      279        6,671
Netflix, Inc. (a).......................      784       22,728
Nutri/System, Inc. (a)..................      378       17,963
Overstock.com, Inc. (a).................      180        5,368
Priceline.com, Inc. (a).................      348        8,644
Stamps.com, Inc. (a)....................      326       11,495
ValueVision Media, Inc. (Class A) (a)...      369        4,716
VistaPrint, Ltd. (a)....................      144        4,298
                                                   -----------
                                                       140,480
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 1.7%
Akamai Technologies, Inc. (a)...........    2,286       75,187
aQuantive, Inc. (a).....................      989       23,281
Ariba, Inc. (a).........................    1,154       11,286
CMGI, Inc. (a)..........................    6,560        9,709
CNET Networks, Inc. (a).................    2,023       28,747
DealerTrack Holdings, Inc. (a)..........      142        3,026
Digital Insight Corp. (a)...............      477       17,363
Digital River, Inc. (a).................      495       21,587
Digitas, Inc. (a).......................    1,251       18,014
EarthLink, Inc. (a).....................    1,859       17,753
Equinix, Inc. (a).......................      388       24,917

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Homestore, Inc. (a).....................    2,099  $    13,769
Infospace, Inc. (a).....................      414       11,571
Interwoven, Inc. (a)....................      531        4,774
Ipass, Inc. (a).........................      690        5,527
iVillage, Inc. (a)......................      791        6,652
j2 Global Communications, Inc. (a)......      333       15,651
Jupitermedia Corp. (a)..................      312        5,610
Marchex, Inc. (Class B) (a).............      297        6,386
Netratings, Inc. (a)....................      153        2,027
NIC, Inc. (a)...........................      450        2,759
Openwave Systems, Inc. (a)..............    1,296       27,968
RealNetworks, Inc. (a)..................    1,626       13,415
S1 Corp. (a)............................      960        4,838
SonicWALL, Inc. (a).....................      780        5,530
Travelzoo, Inc. (a).....................       36          705
United Online, Inc. ....................      906       11,651
Valueclick, Inc. (a)....................    1,487       25,160
Vignette Corp. (a)......................      423        6,239
WebEx Communications, Inc. (a)..........      459       15,455
Websense, Inc. (a)......................      666       18,368
                                                   -----------
                                                       454,925
                                                   -----------
IT SERVICES -- 2.2%
Acxiom Corp. ...........................    1,142       29,509
Alliance Data Systems Corp. (a).........    1,054       49,296
Anteon International Corp. (a)..........      474       25,861
BearingPoint, Inc. (a)..................    2,845       24,154
CACI International, Inc. (Class A)
  (a)...................................      423       27,812
CIBER, Inc. (a).........................      801        5,110
Convergys Corp. (a).....................    2,045       37,240
Covansys Corp. (a)......................      261        4,487
CSG Systems International, Inc. (a).....      684       15,910
eFunds Corp. (a)........................      654       16,899
Euronet Worldwide, Inc. (a).............      438       16,570
Forrester Research, Inc. (a)............      198        4,419
Gartner, Inc. (a).......................      756       10,546
Gevity HR, Inc. ........................      387        9,466
Heartland Payment Systems, Inc. (a).....       99        2,452
Hewitt Associates, Inc. (Class A) (a)...      767       22,811
infoUSA, Inc. (a).......................      510        6,620
iPayment, Inc. (a)......................      189        8,099
Kanbay International, Inc. (a)..........      330        5,036
Keane, Inc. (a).........................      780       12,285
Lionbridge Technologies, Inc. (a).......      812        6,423
Mantech International Corp. (a).........      316       10,498
MAXIMUS, Inc. ..........................      329       11,837
MoneyGram International, Inc. ..........    1,277       39,229
MPS Group, Inc. (a).....................    1,517       23,210
Perot Systems Corp. (Class A) (a).......    1,152       17,925
Sapient Corp. (a).......................    1,157        8,828
SRA International, Inc. (a).............      510       19,242
Syntel, Inc. ...........................      177        3,349
Talx Corp. .............................      491       13,984
The BISYS Group, Inc. (a)...............    1,733       23,361
TNS, Inc. (a)...........................      332        7,032
Tyler Technologies, Inc. (a)............      519        5,709
Unisys Corp. (a)........................    5,099       35,132
VeriFone Holdings, Inc. (a).............      614       18,598
Wright Express Corp. (a)................      582       16,325
                                                   -----------
                                                       595,264
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Callaway Golf Co. ......................      942  $    16,202
JAKKS Pacific, Inc. (a).................      378       10,108
K2, Inc. (a)............................      675        8,471
Leapfrog Enterprises, Inc. (a)..........      387        4,110
Marine Products Corp. ..................      222        2,440
MarineMax, Inc. (a).....................      225        7,542
Marvel Entertainment, Inc. (a)..........    1,058       21,287
Nautilus Group, Inc. ...................      441        6,593
Oakley, Inc. ...........................      377        6,417
Polaris Industries, Inc. ...............      600       32,736
RC2 Corp. (a)...........................      297       11,824
SCP Pool Corp. .........................      762       35,745
                                                   -----------
                                                       163,475
                                                   -----------
MACHINERY -- 3.5%
Accuride Corp. (a)......................      306        3,519
Actuant Corp. (Class A).................      378       23,141
AGCO Corp. (a)..........................    1,302       27,004
Albany International Corp. (Class A)....      405       15,426
American Railcar Industries, Inc. ......      100        3,507
American Science & Engineering, Inc.
  (a)...................................      117       10,928
Astec Industries, Inc. (a)..............      216        7,754
ASV, Inc. (a)...........................      288        9,279
Barnes Group, Inc. .....................      252       10,206
Briggs & Stratton Corp. ................      744       26,315
Bucyrus International, Inc. (Class A)...      432       20,794
Cascade Corp. ..........................      153        8,086
CIRCOR International, Inc. .............      180        5,256
CLARCOR, Inc. ..........................      744       26,486
Crane Co. ..............................      738       30,265
EnPro Industries, Inc. (a)..............      297       10,187
ESCO Technologies, Inc. (a).............      369       18,690
Federal Signal Corp. ...................      693       12,821
Flowserve Corp. (a).....................      897       52,331
Freightcar America, Inc. ...............      200       12,720
Gardner Denver, Inc. (a)................      369       24,059
Harsco Corp. ...........................      600       49,572
IDEX Corp. .............................      711       37,093
JLG Industries, Inc. ...................    1,476       45,446
Kaydon Corp. ...........................      405       16,346
Kennametal, Inc. .......................      627       38,335
Lincoln Electric Holdings, Inc. ........      622       33,582
Lindsay Manufacturing Co. ..............      162        4,389
Middleby Corp. (a)......................       90        7,535
Mueller Industries, Inc. ...............      459       16,382
NACCO Industries, Inc. .................       81       12,471
Navistar International Corp. (a)........      900       24,822
Nordson Corp. ..........................      478       23,833
Robbins & Myers, Inc. ..................      162        3,499
Stewart & Stevenson Services, Inc. .....      378       13,789
Tecumseh Products Co. (Class A).........      225        5,522
Tennant Co. ............................       99        5,180
Terex Corp. (a).........................      711       56,340
The Greenbrier Cos., Inc. ..............      171        6,849
The Manitowoc Co., Inc. ................      423       38,556
The Timken Co. .........................    1,194       38,530
The Toro Co. ...........................      621       29,653
Trinity Industries, Inc. ...............      726       39,487

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Valmont Industries, Inc. ...............      225  $     9,459
Wabash National Corp. ..................      447        8,828
Wabtec Corp. ...........................      657       21,418
Watts Water Technologies, Inc. .........      360       13,082
                                                   -----------
                                                       958,772
                                                   -----------
MARINE -- 0.2%
Alexander & Baldwin, Inc. ..............      630       30,038
American Commercial Lines, Inc. (a).....      117        5,522
Eagle Bulk Shipping, Inc. ..............      288        4,018
Genco Shipping & Trading, Ltd. .........      171        2,910
Horizon Lines, Inc. ....................      180        2,333
Kirby Corp. (a).........................      288       19,616
                                                   -----------
                                                        64,437
                                                   -----------
MEDIA -- 2.0%
ADVO, Inc. .............................      441       14,112
Arbitron, Inc. .........................      447       15,118
Belo Corp. .............................    1,500       29,820
Carmike Cinemas, Inc. ..................      162        3,909
Catalina Marketing Corp. ...............      708       16,355
Charter Communications, Inc. (a)........    5,219        5,689
Citadel Broadcasting Corp. .............      753        8,351
CKX, Inc. (a)...........................      648        8,469
Courier Corp. ..........................      162        7,183
Cox Radio, Inc. (Class A) (a)...........      555        7,448
Crown Media Holdings, Inc. (Class A)
  (a)...................................      135          856
Cumulus Media, Inc. (a).................      762        8,580
Dow Jones & Co., Inc. ..................      654       25,702
DreamWorks Animation SKG, Inc. (Class A)
  (a)...................................      639       16,902
Emmis Communications Corp. (a)..........      477        7,632
Entercom Communications Corp. ..........      567       15,831
Entravision Communications Corp. (a)....      810        7,420
Fisher Communications, Inc. (a).........       81        3,625
Gemstar-TV Guide International, Inc.
  (a)...................................    3,594       11,105
Gray Television, Inc. ..................      671        5,636
Harte-Hanks, Inc. ......................      835       22,837
Hearst-Argyle Television, Inc. .........      386        9,017
Hollinger International, Inc. ..........      663        5,556
Interactive Data Corp. (a)..............      513       12,055
John Wiley & Sons, Inc. (Class A).......      639       24,186
Journal Communications, Inc. ...........      522        6,473
Journal Register Co. ...................      603        7,345
Lee Enterprises, Inc. ..................      591       19,674
Lin TV Corp. (Class A) (a)..............      387        3,483
Live Nation, Inc. (a)...................      900       17,856
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a).........................      388        6,542
McClatchy Co. (Class A).................      288       14,069
Media General, Inc. (Class A)...........      297       13,846
Mediacom Communications Corp. (a).......      888        5,106
Morningstar, Inc. (a)...................      144        6,447
Primedia, Inc. (a)......................    2,211        4,577
ProQuest Co. (a)........................      324        6,930
Radio One, Inc. (Class A) (a)...........    1,269        9,492
RCN Corp. (a)...........................      522       13,520
Reader's Digest Association, Inc. ......    1,448       21,358
Regal Entertainment Group...............      663       12,471
Salem Communications Corp. (a)..........      171        2,567
Scholastic Corp. (a)....................      405       10,838

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sinclair Broadcast Group, Inc. .........      663  $     5,403
Spanish Broadcasting System, Inc. (a)...      572        3,163
Tivo, Inc. (a)..........................    1,068        7,722
Triple Crown Media, Inc. (a)............       67          395
Valassis Communications, Inc. (a).......      747       21,939
Warner Music Group Corp. ...............      699       15,161
Westwood One, Inc. .....................    1,080       11,923
World Wrestling Entertainment, Inc.
  (Class A).............................      261        4,411
WorldSpace, Inc. (Class A) (a)..........      171        1,291
                                                   -----------
                                                       547,396
                                                   -----------
METALS & MINING -- 2.2%
AK Steel Holding Corp. (a)..............    1,491       22,365
Aleris International, Inc. (a)..........      441       21,199
AMCOL International Corp. ..............      360       10,368
Brush Engineered Materials, Inc. (a)....      270        5,332
Carpenter Technology Corp. .............      336       31,759
Century Aluminum Co. (a)................      342       14,518
Chaparral Steel Co. (a).................      330       21,424
Cleveland-Cliffs, Inc. .................      315       27,443
Coeur d' Alene Mines Corp. (a)..........    3,760       24,666
Commercial Metals Co. ..................      852       45,573
Compass Minerals International, Inc. ...      447       11,170
Gibraltar Industries, Inc. .............      423       12,462
Glamis Gold, Ltd. (a)...................    1,993       65,131
Hecla Mining Co. (a)....................    1,706       11,277
Meridian Gold, Inc. (a).................    1,430       42,399
Metal Management, Inc. .................      400       12,660
Oregon Steel Mills, Inc. (a)............      535       27,376
Quanex Corp. ...........................      360       23,987
Reliance Steel & Aluminum Co. ..........      428       40,198
Royal Gold, Inc. .......................      306       11,074
RTI International Metals, Inc. (a)......      347       19,033
Ryerson Tull, Inc. .....................      330        8,831
Schnitzer Steel Industries, Inc. (Class
  A)....................................      324       13,883
Steel Dynamics, Inc. ...................      654       37,101
Stillwater Mining Co. (a)...............      630       10,370
Titanium Metals Corp. (a)...............      378       18,352
Worthington Industries, Inc. ...........    1,026       20,581
                                                   -----------
                                                       610,532
                                                   -----------
MULTI-UTILITIES -- 0.9%
Aquila, Inc. (a)........................    5,504       21,961
Avista Corp. ...........................      699       14,434
CH Energy Group, Inc. ..................      225       10,800
CMS Energy Corp. (a)....................    3,162       40,948
NorthWestern Corp. .....................      387       12,051
OGE Energy Corp. .......................    1,301       37,729
PNM Resources, Inc. ....................      946       23,083
Puget Energy, Inc. .....................    1,662       35,201
Vectren Corp. ..........................    1,095       28,886
WPS Resources Corp. ....................      682       33,568
                                                   -----------
                                                       258,661
                                                   -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)................      702        9,519
Big Lots, Inc. (a)......................    1,661       23,188
Conn's, Inc. (a)........................      117        3,997
Dillards, Inc. (Class A)................      987       25,701

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Fred's, Inc. (Class A)..................      531  $     7,041
Saks, Inc. (a)..........................    1,815       35,029
Tuesday Morning Corp. ..................      432        9,975
                                                   -----------
                                                       114,450
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 5.2%
Alliance Resource Partners LP...........      287       10,361
Alon USA Energy, Inc. ..................      144        3,545
Alpha Natural Resources, Inc. (a).......      731       16,915
Atlas America, Inc. (a).................      270       12,909
ATP Oil & Gas Corp. (a).................      270       11,856
Berry Petroleum Co. (Class A)...........      270       18,481
Bill Barrett Corp. (a)..................      405       13,199
Boardwalk Pipeline Partners LP (a)......      200        4,362
Bois d'Arc Energy, Inc. (a).............      270        4,496
BP Prudhoe Bay Royalty Trust............      306       21,631
Brigham Exploration Co. (a).............      558        4,888
Buckeye Partners LP.....................      510       21,782
Cabot Oil & Gas Corp. ..................      702       33,647
Cheniere Energy, Inc. (a)...............      735       29,819
Cimarex Energy Co. .....................    1,176       50,874
Comstock Resources, Inc. (a)............      585       17,369
Crosstex Energy LP......................      253        8,852
Crosstex Energy, Inc. ..................      117        9,062
DCP Midstream Partners LP...............      100        2,745
Delta Petroleum Corp. (a)...............      640       13,453
Denbury Resources, Inc. (a).............    1,672       52,952
Dorchester Minerals LP..................      387       10,546
Double Hull Tankers, Inc. ..............      234        3,101
Enbridge Energy Management LLC (a)......      138        5,871
Encore Aquisition Co. (a)...............      672       20,832
Energy Partners, Ltd. (a)...............      501       11,814
Energy Transfer Equity LP...............      300        7,185
Enterprise GP Holdings LP...............      153        5,738
EXCO Resources, Inc. (a)................      700        8,771
Forest Oil Corp. (a)....................      756       28,108
Foundation Coal Holdings, Inc. .........      586       24,108
Frontier Oil Corp. .....................      792       47,005
Gasco Energy, Inc. (a)..................    1,299        7,274
General Maritime Corp. .................      513       17,103
Giant Industries, Inc. (a)..............      180       12,517
Goodrich Petroleum Corp. (a)............      200        5,400
Harvest Natural Resources, Inc. (a).....      522        5,074
Holly Corp. ............................      357       26,461
Holly Energy Partners LP................       99        4,227
Hugoton Royalty Trust...................      261        8,125
Inergy Holdings LP......................      154        5,498
Inergy LP...............................      474       12,680
International Coal Group, Inc. (a)......    1,800       17,532
James River Coal Co. (a)................      234        7,949
KCS Energy, Inc. (a)....................      708       18,408
KFX, Inc. (a)...........................    1,197       21,785
Kinder Morgan Management LLC (a)........      738       32,463
Linn Energy LLC (a).....................      167        3,407
Magellan Midstream Holdings LP (a)......      300        6,897
Magellan Midstream Partners LP..........      879       28,893
Mariner Energy, Inc. (a)................    1,112       22,804
Markwest Energy Partners LP.............      108        5,054
McMoRan Exploration Co. (a).............      279        4,977
Meridian Resource Corp. (a).............    1,248        5,054
Natural Resource Partners LP............      216       11,400
OMI Corp. ..............................    1,115       20,092

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Overseas Shipholding Group, Inc. .......      496  $    23,773
Pacific Energy Partners LP..............      384       11,739
Penn Virginia Corp. ....................      334       23,714
Penn Virginia Resource Partners LP......      186       10,671
Petrohawk Energy Corp. (a)..............    1,010       13,837
Petroleum Development Corp. (a).........      234       10,614
Plains All American Pipeline LP.........      783       35,219
Quicksilver Resources, Inc. (a).........      774       29,923
Range Resources Corp. ..................    1,952       53,309
Regency Energy Partners LP (a)..........      200        4,420
Remington Oil & Gas Corp. (a)...........      315       13,614
Resource America, Inc. .................      252        5,020
Rosetta Resources, Inc. (a).............      800       14,368
Ship Finance International, Ltd. .......      545        9,352
St. Mary Land & Exploration Co. ........      834       34,052
Stone Energy Corp. (a)..................      360       15,887
Sunoco Logistics Partners LP............      180        7,555
Swift Energy Co. (a)....................      404       15,134
Syntroleum Corp. (a)....................      603        4,987
TC Pipelines LP.........................      234        7,954
Teekay Shipping Corp. ..................      699       25,912
TEPPCO Partners LP......................    1,100       39,919
The Houston Exploration Co. (a).........      405       21,343
U.S. Shipping Partners LP...............       99        2,297
USEC, Inc. .............................    1,215       14,641
Valero LP...............................      537       27,199
W&T Offshore, Inc. .....................      260       10,481
Warren Resources, Inc. (a)..............      800       11,920
Western Gas Resources, Inc. ............      927       44,728
Western Refining, Inc. .................      300        6,486
Whiting Petroleum Corp. (a).............      495       20,290
World Fuel Services Corp. ..............      387       15,650
                                                   -----------
                                                     1,433,359
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.3%
Bowater, Inc. ..........................      800       23,664
Buckeye Technologies, Inc. (a)..........      540        4,887
Deltic Timber Corp. ....................      162        9,817
Glatfelter..............................      555       10,173
Neenah Paper, Inc. .....................      216        7,074
Schweitzer-Mauduit International,
  Inc. .................................      216        5,184
Wausau-Mosinee Paper Corp. .............      702        9,948
                                                   -----------
                                                        70,747
                                                   -----------
PERSONAL PRODUCTS -- 0.4%
Chattem, Inc. (a).......................      225        8,471
Elizabeth Arden, Inc. (a)...............      351        8,185
Herbalife, Ltd. (a).....................      596       20,127
Mannatech, Inc. ........................      216        3,754
NBTY, Inc. (a)..........................      872       19,638
Nu Skin Enterprises, Inc. (Class A).....      762       13,358
Playtex Products, Inc. (a)..............      468        4,900
Revlon, Inc. (Class A) (a)..............    3,271       10,336
USANA Health Sciences, Inc. (a).........      153        6,383
                                                   -----------
                                                        95,152
                                                   -----------
PHARMACEUTICALS -- 1.1%
Adams Respiratory Therapeutics, Inc.
  (a)...................................      335       13,323
Adolor Corp. (a)........................      631       15,018
Allergan, Inc. .........................       --           23
Alpharma, Inc. (Class A)................      585       15,690
American Pharmaceutical Partners, Inc.
  (a)...................................      382       10,883
Andrx Corp. (a).........................    1,049       24,903

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Atherogenics, Inc. (a)..................      504  $     8,225
Connetics Corp. (a).....................      513        8,685
Discovery Laboratories, Inc. (a)........      774        5,674
First Horizon Pharmaceutical Corp.
  (a)...................................      387        9,756
Kos Pharmaceuticals, Inc. (a)...........      307       14,665
KV Pharmaceutical Co. (Class A) (a).....      603       14,544
Medicis Pharmaceutical Corp. (Class
  A)....................................      809       26,374
MGI Pharma, Inc. (a)....................    1,123       19,653
New River Pharmaceuticals, Inc. (a).....      180        5,978
NitroMed, Inc. (a)......................      258        2,167
Noven Pharmaceuticals, Inc. (a).........      339        6,105
Par Pharmaceutical Cos., Inc. (a).......      492       13,865
Perrigo Co. ............................    1,283       20,926
Salix Pharmaceuticals, Ltd. (a).........      639       10,550
The Medicines Co. (a)...................      648       13,329
Valeant Pharmaceuticals International...    1,320       20,922
Viropharma, Inc. (a)....................    1,000       12,700
                                                   -----------
                                                       293,958
                                                   -----------
REAL ESTATE -- 8.6%
Aames Investment Corp. .................      684        3,885
Acadia Realty Trust.....................      402        9,467
Affordable Residential Communities......      429        4,505
Alexander's, Inc. (a)...................       27        7,803
Alexandria Real Estate Equities,
  Inc. .................................      334       31,840
American Financial Realty Trust.........    1,851       21,564
American Home Mortgage Investment
  Corp. ................................      654       20,411
American Real Estate Partners LP........      189        8,713
Annaly Mortgage Management, Inc. .......    1,752       21,269
Anthracite Capital, Inc. ...............      792        8,696
Anworth Mortgage Asset Corp. ...........      656        5,156
Arbor Realty Trust, Inc. ...............      243        6,559
Arden Realty, Inc. .....................      962       43,415
Ashford Hospitality Trust, Inc. ........      900       11,160
Bedford Property Investors, Inc. .......      216        5,817
BioMed Realty Trust, Inc. ..............      645       19,118
Brandywine Realty Trust.................    1,325       42,082
BRE Properties, Inc. (Class A)..........      735       41,160
Camden Property Trust...................      747       53,821
Capital Lease Funding, Inc. ............      357        3,959
Capital Trust, Inc. (Class A)...........      171        5,322
CapitalSource, Inc. ....................    1,794       44,635
CarrAmerica Realty Corp. ...............      837       37,339
CBL & Associates Properties, Inc. ......      864       36,677
CentraCore Properties Trust.............      162        4,058
Colonial Properties Trust...............      727       36,445
Commercial Net Lease Realty.............      780       18,174
Corporate Office Properties Trust.......      592       27,078
Cousins Properties, Inc. ...............      567       18,955
Crescent Real Estate Equities Co. ......    1,437       30,278
Deerfield Triarc Capital Corp. .........      560        7,554
DiamondRock Hospitality Co. ............      676        9,336
Digital Realty Trust, Inc. .............      400       11,268
EastGroup Properties, Inc. .............      315       14,944
Education Realty Trust, Inc. ...........      315        4,819
Entertainment Properties Trust..........      360       15,113
Equity Inns, Inc. ......................      762       12,344
Equity Lifestyle Properties, Inc. ......      306       15,223
Equity One, Inc. .......................      522       12,820
Essex Property Trust, Inc. .............      340       36,968
Extra Space Storage, Inc. ..............      793       13,632
Federal Realty Investment Trust.........      756       56,851

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
FelCor Lodging Trust, Inc. .............      675  $    14,242
Fieldstone Investment Corp. ............      701        8,272
First Industrial Realty Trust, Inc. ....      694       29,627
Franklin Street Properties Corp. .......      789       16,687
Friedman, Billings, Ramsey Group,
  Inc. .................................    2,265       21,246
Getty Realty Corp. .....................      279        8,119
Glenborough Realty Trust, Inc. .........      522       11,353
Glimcher Realty Trust...................      513       14,569
Global Signal, Inc. ....................      303       14,908
GMH Communities Trust...................      537        6,251
Health Care REIT, Inc. .................      847       32,271
Healthcare Realty Trust, Inc. ..........      681       25,456
Heritage Property Investment Trust......      387       15,321
Highland Hospitality Corp. .............      720        9,151
Highwoods Properties, Inc. .............      774       26,107
Home Properties of New York, Inc. ......      456       23,302
HomeBanc Corp. .........................      644        5,661
HRPT Properties Trust...................    3,082       36,183
Impac Mortgage Holdings, Inc. ..........    1,077       10,382
Inland Real Estate Corp. ...............      870       14,190
Innkeepers USA Trust....................      612       10,373
Investors Real Estate Trust.............      645        6,153
JER Investors Trust, Inc. ..............      342        5,684
Jones Lang LaSalle, Inc. ...............      520       39,801
Kilroy Realty Corp. ....................      411       31,754
KKR Financial Corp. ....................    1,183       26,535
LaSalle Hotel Properties................      632       25,912
Lexington Corporate Properties Trust....      747       15,575
Longview Fibre Co. .....................      738       19,070
LTC Properties, Inc. ...................      285        6,629
Luminent Mortgage Capital, Inc. ........      495        4,014
Maguire Properties, Inc. ...............      537       19,600
Medical Properties Trust, Inc. .........      671        7,247
MeriStar Hospitality Corp. (a)..........    1,260       13,079
MFA Mortgage Investments, Inc. .........    1,188        7,544
Mid-America Apartment Communities,
  Inc. .................................      297       16,261
Mills Corp. ............................      900       25,200
National Health Investors, Inc. ........      333        8,458
Nationwide Health Properties, Inc. .....      960       20,640
New Century Financial Corp. ............      807       37,138
Newcastle Investment Corp. .............      585       13,993
Newkirk Realty Trust, Inc. .............      300        5,427
Novastar Financial, Inc. ...............      423       14,145
Omega Healthcare Investors, Inc. .......      835       11,707
Pan Pacific Retail Properties, Inc. ....      585       41,476
Parkway Properties, Inc. ...............      204        8,911
Pennsylvania Real Estate Investment
  Trust.................................      486       21,384
Post Properties, Inc. ..................      576       25,632
Potlatch Corp. .........................      523       22,405
PS Business Parks, Inc. ................      234       13,085
RAIT Investment Trust...................      466       13,160
Ramco-Gershenson Properties Trust.......      243        7,356
Rayonier, Inc. .........................    1,177       53,659
Realty Income Corp. ....................    1,243       30,093
Reckson Associates Realty Corp. ........    1,261       57,779
Redwood Trust, Inc. ....................      333       14,426
Saul Centers, Inc. .....................      153        6,718
Saxon Capital, Inc. ....................      720        7,517
Senior Housing Properties Trust.........    1,075       19,457
Shurgard Storage Centers, Inc. (Class
  A)....................................      694       46,241
SL Green Realty Corp. ..................      621       63,031

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sovran Self Storage, Inc. ..............      262  $    14,462
Spirit Finance Corp. ...................    1,115       13,603
Strategic Hotel Capital, Inc. ..........      932       21,697
Sun Communities, Inc. ..................      276        9,757
Sunstone Hotel Investors, Inc. .........      830       24,045
Tanger Factory Outlet Centers, Inc. ....      496       17,067
Taubman Centers, Inc. ..................      775       32,294
Tejon Ranch Co. (a).....................      126        6,158
Town & Country Trust....................      234        9,498
Trammell Crow Co. (a)...................      513       18,294
Trizec Properties, Inc. ................    1,337       34,401
Trustreet Properties, Inc. .............      852       12,942
U-Store-It Trust........................      648       13,057
Universal Health Realty Income Trust....      162        5,918
Urstadt Biddle Properties (Class A).....      270        4,860
Ventas, Inc. ...........................    1,582       52,491
W.P. Carey & Co. LLC....................      396       10,605
Washington Real Estate Investment
  Trust.................................      603       21,901
                                                   -----------
                                                     2,350,850
                                                   -----------
ROAD & RAIL -- 1.1%
Amerco, Inc. (a)........................      126       12,470
Arkansas Best Corp. ....................      324       12,675
CNF, Inc. ..............................      762       38,054
Dollar Thrifty Automotive Group (a).....      339       15,391
Florida East Coast Industries, Inc. ....      361       19,458
Genesee & Wyoming, Inc. (Class A) (a)...      552       16,935
Heartland Express, Inc. ................      662       14,425
Kansas City Southern Industries, Inc.
  (a)...................................    1,114       27,516
Knight Transportation, Inc. ............      796       15,721
Laidlaw International, Inc. ............    1,500       40,800
Landstar Systems, Inc. .................      861       37,987
Old Dominion Freight Line, Inc. (a).....      515       13,879
RailAmerica, Inc. (a)...................      531        5,660
Swift Transportation Co., Inc. (a)......      702       15,255
Werner Enterprises, Inc. ...............      816       14,990
                                                   -----------
                                                       301,216
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
Actel Corp. (a).........................      369        5,882
Advanced Analogic Technologies, Inc.
  (a)...................................      453        5,164
Advanced Energy Industries, Inc. (a)....      459        6,486
Agere Systems, Inc. (a).................    2,607       39,209
AMIS Holdings, Inc. (a).................      477        4,322
Amkor Technology, Inc. (a)..............    1,564       13,513
Applied Micro Circuits Corp. (a)........    4,485       18,254
Atheros Communications, Inc. (a)........      423       11,078
Atmel Corp. (a).........................    6,771       31,959
ATMI, Inc. (a)..........................      537       16,217
Axcelis Technologies, Inc. (a)..........    1,446        8,474
Brooks Automation, Inc. (a).............    1,059       15,080
Cabot Microelectronics Corp. (a)........      360       13,356
Cirrus Logic, Inc. (a)..................    1,103        9,353
Cohu, Inc. .............................      288        6,111
Conexant Systems, Inc. (a)..............    6,686       23,067
Credence Systems Corp. (a)..............    1,169        8,580
Cree, Inc. (a)..........................    1,158       37,994
Cymer, Inc. (a).........................      531       24,129
Cypress Semiconductor Corp. (a).........    1,931       32,730
Diodes, Inc. (a)........................      259       10,749
DSP Group, Inc. (a).....................      414       12,010

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Entegris, Inc. (a)......................    1,716  $    18,258
Exar Corp. (a)..........................      504        7,197
Fairchild Semiconductor International,
  Inc. (a)..............................    1,725       32,896
FEI Co. (a).............................      360        7,146
Formfactor, Inc. (a)....................      521       20,486
Genesis Microchip, Inc. (a).............      476        8,111
Hittite Microwave Corp. (a).............      172        5,798
Integrated Device Technology, Inc.
  (a)...................................    2,895       43,020
Kopin Corp. (a).........................    1,014        5,080
Kulicke & Soffa Industries, Inc. (a)....      738        7,041
Lattice Semiconductor Corp. (a).........    1,539       10,250
Mattson Technology, Inc. (a)............      585        7,020
Micrel, Inc. (a)........................      959       14,212
Microsemi Corp. (a).....................      945       27,509
MKS Instruments, Inc. (a)...............      513       12,020
Netlogic Microsystems, Inc. (a).........      200        8,242
OmniVision Technologies, Inc. (a).......      816       24,643
ON Semiconductor Corp. (a)..............    1,473       10,694
PDF Solutions, Inc. (a).................      252        4,768
Photronics, Inc. (a)....................      545       10,224
Pixelworks, Inc. (a)....................      666        3,310
PMC-Sierra, Inc. (a)....................    2,630       32,323
PortalPlayer, Inc. (a)..................      180        4,001
Power Integrations, Inc. (a)............      423       10,482
Rambus, Inc. (a)........................    1,386       54,525
RF Micro Devices, Inc. (a)..............    2,694       23,303
Semtech Corp. (a).......................    1,070       19,142
Sigmatel, Inc. (a)......................      384        3,356
Silicon Image, Inc. (a).................    1,086       11,197
Silicon Laboratories, Inc. (a)..........      785       43,136
Silicon Storage Technology, Inc. (a)....    1,284        5,624
Sirf Technology Holdings, Inc. (a)......      613       21,706
Skyworks Solutions, Inc. (a)............    2,246       15,250
Spansion LLC (a)........................      599        8,865
Standard Microsystems Corp. (a).........      297        7,716
Tessera Technologies, Inc. (a)..........      635       20,371
Trident Microsystems, Inc. (a)..........      784       22,783
TriQuint Semiconductor, Inc. (a)........    1,985        9,766
Ultratech, Inc. (a).....................      315        7,711
Varian Semiconductor Equipment
  Associates, Inc. (a)..................      883       24,795
Veeco Instruments, Inc. (a).............      369        8,616
Vitesse Semiconductor Corp. (a).........    3,170       11,349
Zoran Corp. (a).........................      621       13,588
                                                   -----------
                                                     1,021,247
                                                   -----------
SOFTWARE -- 2.7%
Advent Software, Inc. (a)...............      324        9,208
Agile Software Corp. (a)................      708        5,402
Altiris, Inc. (a).......................      388        8,540
Ansys, Inc. (a).........................      450       24,368
Blackbaud, Inc. ........................      198        4,196
Blackboard, Inc. (a)....................      195        5,540
Borland Software Corp. (a)..............    1,161        6,269
Compuware Corp. (a).....................    4,985       39,033
Concur Technologies, Inc. (a)...........      447        8,283
Epicor Software Corp. (a)...............      567        7,615
Factset Research Systems, Inc. .........      531       23,550
Fair Isaac Corp. .......................      971       38,471
FalconStor Software, Inc. (a)...........      368        3,478
FileNET Corp. (a).......................      667       18,022

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Hyperion Solutions Corp. (a)............      846  $    27,580
i2 Technologies, Inc. (a)...............      171        2,941
Informatica Corp. (a)...................    1,248       19,406
Intergraph Corp. (a)....................      405       16,872
Internet Security Systems, Inc. (a).....      540       12,949
InterVoice, Inc. (a)....................      549        4,727
Jack Henry & Associates, Inc. ..........    1,104       25,248
JDA Software Group, Inc. (a)............      420        6,065
Kronos, Inc. (a)........................      447       16,713
Lawson Software, Inc. (a)...............      855        6,558
Macrovision Corp. (a)...................      711       15,749
Magma Design Automation, Inc. (a).......      411        3,555
Manhattan Associates, Inc. (a)..........      429        9,438
Mentor Graphics Corp. (a)...............    1,095       12,100
MICROS Systems, Inc. (a)................      549       25,292
MicroStrategy, Inc. (a).................      153       16,109
Midway Games, Inc. (a)..................      151        1,392
NetIQ Corp. (a).........................      792        8,831
Nuance Communications, Inc. (a).........    2,091       24,695
Open Solutions, Inc. (a)................      261        7,128
Opsware, Inc. (a).......................    1,143        9,796
Parametric Technology Corp (a)..........    1,649       26,931
Progress Software Corp. (a).............      558       16,232
Quality Systems, Inc. (a)...............      216        7,150
Quest Software, Inc. (a)................      744       12,425
RSA Security, Inc. (a)..................    1,026       18,406
Sonic Solutions, Inc. (a)...............      339        6,139
SSA Global Technologies, Inc. (a).......      126        2,020
Sybase, Inc. (a)........................    1,293       27,308
Take-Two Interactive Software, Inc.
  (a)...................................    1,014       18,921
The Reynolds & Reynolds Co. ............      933       26,497
THQ, Inc. (a)...........................      897       23,223
TIBCO Software, Inc. (a)................    2,865       23,951
Transaction Systems Architects, Inc.
  (a)...................................      548       17,103
Ulticom, Inc. (a).......................      180        1,935
Verint Systems, Inc. (a)................      180        6,367
Wind River Systems, Inc. (a)............    1,122       13,969
Witness Systems, Inc. (a)...............      487       12,370
                                                   -----------
                                                       736,066
                                                   -----------
SPECIALTY RETAIL -- 3.2%
Aaron Rents, Inc. (Class B).............      594       16,139
AC Moore Arts & Crafts, Inc. (a)........      195        3,588
Aeropostale, Inc. (a)...................      801       24,158
AnnTaylor Stores Corp. (a)..............    1,053       38,740
Asbury Automotive Group, Inc. (a).......      216        4,259
Bebe Stores, Inc. ......................      330        6,079
Big 5 Sporting Goods Corp. .............      324        6,344
Blockbuster, Inc. (Class A).............    2,499        9,921
Borders Group, Inc. ....................    1,053       26,578
Buckle, Inc. ...........................      116        4,750
Build-A-Bear Workshop, Inc. (a).........      153        4,689
Burlington Coat Factory Warehouse
  Corp. ................................      288       13,090
Cabela's, Inc. (a)......................      630       12,928
Charming Shoppes, Inc. (a)..............    1,535       22,825
Christopher & Banks Corp. ..............      528       12,255
Claire's Stores, Inc. ..................    1,284       46,622
Cost Plus, Inc. (a).....................      315        5,386
CSK Auto Corp. (a)......................      672        9,321
DEB Shops, Inc. ........................       81        2,406
Dicks Sporting Goods, Inc. (a)..........      468       18,566
Dress Barn, Inc. (a)....................      315       15,104

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
DSW, Inc. (Class A) (a).................      216  $     6,765
GameStop Corp. (Class A) (a)............      873       41,153
Genesco, Inc. (a).......................      315       12,250
Group 1 Automotive, Inc. ...............      306       14,547
Guess ?, Inc. (a).......................      225        8,800
Guitar Center, Inc. (a).................      360       17,172
Gymboree Corp. (a)......................      441       11,484
Hibbett Sporting Goods, Inc. (a)........      541       17,848
Hot Topic, Inc. (a).....................      657        9,526
Jo-Ann Stores, Inc. (a).................      306        4,119
Jos. A. Bank Clothiers, Inc. (a)........      236       11,316
Lithia Motors, Inc. (Class A)...........      216        7,495
Maidenform Brands, Inc. (a).............      186        2,048
Mens Wearhouse, Inc. ...................      708       25,445
New York & Co., Inc. (a)................      356        5,319
OfficeMax, Inc. ........................      933       28,149
Pacific Sunwear of California, Inc.
  (a)...................................    1,107       24,531
Pantry, Inc. (a)........................      315       19,653
Payless ShoeSource, Inc. (a)............      981       22,455
PETCO Animal Supplies, Inc. (a).........      594       14,001
Pier 1 Imports, Inc. ...................    1,149       13,340
Rent-A-Center, Inc. (a).................    1,080       27,637
Select Comfort Corp. (a)................      531       21,001
Sonic Automotive, Inc. (Class A)........      423       11,742
Stage Stores, Inc. .....................      393       11,692
Stein Mart, Inc. .......................      387        6,742
Talbots, Inc. ..........................      342        9,190
The Cato Corp. (Class A)................      450       10,737
The Children's Place Retail Stores, Inc.
  (a)...................................      298       17,254
The Finish Line, Inc. (Class A).........      576        9,475
The Pep Boys -- Manny, Moe & Jack.......      834       12,602
The Sports Authority, Inc. (a)..........      424       15,646
Too, Inc. (a)...........................      501       17,209
Tractor Supply Co. (a)..................      504       33,435
United Auto Group, Inc. ................      288       12,384
West Marine, Inc. (a)...................      198        2,972
Zale Corp. (a)..........................      747       20,938
Zumiez, Inc. (a)........................      109        6,660
                                                   -----------
                                                       868,480
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Brown Shoe Co., Inc. ...................      249       13,067
Carter's, Inc. (a)......................      261       17,615
Columbia Sportswear Co. (a).............      216       11,519
CROCS, Inc. (a).........................      100        2,515
Deckers Outdoor Corp. (a)...............      153        6,203
Fossil, Inc. (a)........................      758       14,084
K-Swiss, Inc. (Class A).................      270        8,138
Kellwood Co. ...........................      396       12,430
Kenneth Cole Productions, Inc. (Class
  A)....................................      235        6,509
Movado Group, Inc. .....................      261        6,024
Oxford Industries, Inc. ................      204       10,431
Phillips-Van Heusen Corp. ..............      531       20,289
Quiksilver, Inc. (a)....................    1,807       25,045
Russell Corp. ..........................      414        5,713
Skechers U.S.A., Inc. (a)...............      324        8,077
Stride Rite Corp. ......................      522        7,559
The Timberland Co. (Class A) (a)........      810       27,726
Under Armour, Inc. (Class A) (a)........      200        6,480
UniFirst Corp. .........................      126        4,186
Volcom, Inc. (a)........................      181        6,431

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Warnaco Group, Inc. (a).................      630  $    15,120
Wolverine World Wide, Inc. .............      828       18,324
Xerium Technologies, Inc. ..............      195        1,831
                                                   -----------
                                                       255,316
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 2.0%
Accredited Home Lenders Holding Co.
  (a)...................................      325       16,633
Anchor Bancorp Wisconsin, Inc. .........      315        9,548
Bank Mutual Corp. ......................      918       10,869
BankAtlantic Bancorp, Inc. (Class A)....      672        9,670
BankUnited Financial Corp. .............      502       13,574
Brookline Bancorp, Inc. ................      891       13,802
Capitol Federal Financial...............      306        9,884
Charter Financial Corp. ................       54        2,055
CharterMac..............................      737       14,961
City Bank...............................      126        5,864
Clifton Savings Bancorp, Inc. ..........      198        2,117
Commercial Capital Bancorp, Inc. .......      711        9,997
Corus Bankshares, Inc. .................      222       13,196
Dime Community Bancshares...............      486        6,984
Doral Financial Corp. ..................    1,346       15,546
Downey Financial Corp. .................      334       22,478
Fidelity Bankshares, Inc. ..............      330       11,098
First Busey Corp. ......................      231        4,874
First Financial Holdings, Inc. .........      180        5,706
First Niagara Financial Group, Inc. ....    1,707       25,025
First Place Financial Corp. ............      207        5,134
FirstFed Financial Corp. (a)............      234       13,996
Flagstar Bancorp, Inc. .................      447        6,750
Flushing Financial Corp. ...............      252        4,400
Franklin Bank Corp. (a).................      339        6,519
Fremont General Corp. ..................      963       20,762
Harbor Florida Bancshares, Inc. ........      315       11,929
IndyMac Bancorp, Inc. ..................      900       36,837
Kearny Financial Corp. .................      314        4,311
KNBT Bancorp, Inc. .....................      492        8,044
MAF Bancorp, Inc. ......................      468       20,484
NetBank, Inc. ..........................      675        4,887
NewAlliance Bancshares, Inc. ...........    1,647       23,766
Northwest Bancorp, Inc. ................      297        7,354
OceanFirst Financial Corp. .............      144        3,528
Ocwen Financial Corp. (a)...............      531        5,427
Partners Trust Financial Group, Inc. ...      585        6,973
PFF Bancorp, Inc. ......................      324       10,922
Provident Financial Services, Inc. .....      996       18,028
Provident New York Bancorp..............      663        8,599
R-G Financial Corp. ....................      423        5,355
Triad Guaranty, Inc. (a)................      135        6,331
TrustCo Bank Corp. NY...................    1,071       13,034
United Community Financial Corp. .......      396        4,799
W Holding Co., Inc. ....................    1,913       15,055
Washington Federal, Inc. ...............    1,248       30,202
Wauwatosa Holdings, Inc. (a)............      144        1,958
WSFS Financial Corp. ...................       90        5,655
                                                   -----------
                                                       534,920
                                                   -----------
TOBACCO -- 0.3%
Loews Corp. (Carolina Group)............    1,177       55,637
Universal Corp. ........................      369       13,568
Vector Group, Ltd. .....................      414        7,891
                                                   -----------
                                                        77,096
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Applied Industrial Technologies,
  Inc. .................................      387  $    17,260
Beacon Roofing Supply, Inc. (a).........      452       18,369
BlueLinx Holdings, Inc. ................      171        2,736
GATX Corp. .............................      629       25,971
H&E Equipment Services, Inc. (a)........      200        5,824
Interline Brands, Inc. (a)..............      402       10,143
Lawson Products, Inc. ..................       72        2,948
MSC Industrial Direct Co., Inc. (Class
  A)....................................      662       35,761
TAL International Group, Inc. (a).......      162        3,906
UAP Holding Corp. ......................      483       10,385
United Rentals, Inc. (a)................      954       32,913
Watsco, Inc. ...........................      405       28,775
Wesco International, Inc. (a)...........      681       46,315
                                                   -----------
                                                       241,306
                                                   -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ........................      177        3,575
Macquarie Infrastructure Co. Trust......      351       11,408
                                                   -----------
                                                        14,983
                                                   -----------
WATER UTILITIES -- 0.3%
American States Water Co. ..............      243        9,078
Aqua America, Inc. .....................    1,925       53,554
California Water Service Group..........      243       10,947
SJW Corp. ..............................      180        4,833
                                                   -----------
                                                        78,412
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp. (a).....      342        2,507
Dobson Communications Corp. (Class A)
  (a)...................................    2,234       17,917
Leap Wireless International, Inc. (a)...      554       24,149
Price Communications Corp. (a)..........      612       10,826
SBA Communications Corp. (a)............    1,140       26,687
Syniverse Holdings, Inc. (a)............      405        6,399
Ubiquitel, Inc. (a).....................    1,077       10,878
USA Mobility, Inc. (a)..................      357       10,167
Wireless Facilities, Inc. (a)...........      681        2,738
                                                   -----------
                                                       112,268
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $25,045,779)....................            27,305,062
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (cost $47,071)...................   47,071       47,071
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $25,092,850)....................            27,352,133
OTHER ASSETS AND LIABILITIES -- 0.1%....                36,512
                                                   -----------
NET ASSETS -- 100.0%....................           $27,388,645
                                                   ===========

(a) Non-income producing security

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)........................       2,950  $    84,016
Argon ST, Inc. (a)...................       1,200       40,236
Armor Holdings, Inc. (a).............       2,795      162,921
Aviall, Inc. (a).....................       2,540       96,723
BE Aerospace, Inc. (a)...............       6,281      157,779
Ceradyne, Inc. (a)...................       2,212      110,379
EDO Corp. ...........................       1,277       39,395
Hexcel Corp. (a).....................       8,024      176,287
Innovative Solutions & Support, Inc.
  (a)................................       1,168       15,184
K&F Industries Holdings, Inc. (a)....       1,489       24,717
Moog, Inc. (a).......................       3,273      116,159
MTC Technologies, Inc. (a)...........         849       23,764
Orbital Sciences Corp. (a)...........       4,674       73,943
Taser International, Inc. (a)........       5,121       54,231
United Industrial Corp. .............         853       51,973
                                                   -----------
                                                     1,227,707
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.7%
ABX Air, Inc. (a)....................       4,887       33,280
EGL, Inc. (a)........................       2,700      121,500
Forward Air Corp. ...................       2,833      105,643
HUB Group, Inc. (Class A) (a)........       1,699       77,440
Pacer International, Inc. ...........       3,284      107,321
UTI Worldwide, Inc. .................       4,776      150,922
                                                   -----------
                                                       596,106
                                                   -----------
AIRLINES -- 1.1%
AirTran Holdings, Inc. (a)...........       7,222      130,790
Continental Airlines, Inc. (Class B)
  (a)................................       7,617      204,897
ExpressJet Holdings, Inc. (a)........       3,188       23,719
JetBlue Airways Corp. (a)............      14,111      151,270
SkyWest, Inc. .......................       5,088      148,926
US Airways Group, Inc. (a)...........       4,641      185,640
                                                   -----------
                                                       845,242
                                                   -----------
AUTO COMPONENTS -- 0.2%
Drew Industries, Inc. (a)............       1,381       49,094
LKQ Corp. (a)........................       4,190       87,194
                                                   -----------
                                                       136,288
                                                   -----------
AUTOMOBILES -- 0.4%
Fleetwood Enterprises, Inc. (a)......       5,700       63,669
Thor Industries, Inc. ...............       3,292      175,661
Winnebago Industries, Inc. ..........       2,782       84,406
                                                   -----------
                                                       323,736
                                                   -----------
BEVERAGES -- 0.4%
Boston Beer Co., Inc. (a)............         743       19,325
Coca-Cola Hellenic Bottling Co. SA...         320       14,720
Hansen Natural Corp. (a).............       1,376      173,445
PepsiAmericas, Inc. .................       5,739      140,319
                                                   -----------
                                                       347,809
                                                   -----------
BIOTECHNOLOGY -- 5.2%
Abgenix, Inc. (a)....................       7,085      159,413
Affymetrix, Inc. (a).................       5,798      190,928
Albany Molecular Research, Inc.
  (a)................................       1,703       17,303
Alkermes, Inc. (a)...................       7,842      172,916
Altus Pharmaceuticals, Inc. (a)......         500       10,965
Applera Corp. -- Celera Genomics
  Group (a)..........................       6,500       75,985

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Arena Pharmaceuticals, Inc. (a)......       4,000  $    72,440
BioMarin Pharmaceuticals, Inc. (a)...       7,261       97,443
Cepheid, Inc. (a)....................       4,809       44,050
Coley Pharmaceutical Group, Inc.
  (a)................................       1,230       18,635
Cubist Pharmaceuticals, Inc. (a).....       4,463      102,515
CV Therapeutics, Inc. (a)............       3,643       80,437
Dendreon Corp. (a)...................       6,066       28,571
Digene Corp. (a).....................       1,592       62,247
Encysive Pharmaceuticals, Inc. (a)...       4,781       23,379
Enzo Biochem, Inc. (a)...............       2,552       34,452
Enzon Pharmaceuticals, Inc. (a)......       3,716       30,100
Exelixis, Inc. (a)...................       7,009       84,178
Geron Corp. (a)......................       5,313       44,151
ICOS Corp. (a).......................       4,886      107,736
Idenix Pharmaceuticals, Inc. (a).....       1,699       23,055
Illumina, Inc. (a)...................       3,000       71,250
InterMune, Inc. (a)..................       2,138       39,639
Isis Pharmaceuticals, Inc. (a).......       5,655       50,952
Keryx Biopharmaceuticals, Inc. (a)...       2,658       50,794
Lexicon Genetics, Inc. (a)...........       3,509       19,440
MannKind Corp. (a)...................       2,907       59,419
Martek Biosciences Corp. (a).........       2,857       93,795
Maxygen, Inc. (a)....................       2,232       18,481
Medarex, Inc. (a)....................       9,246      122,232
Momenta Pharmaceuticals, Inc. (a)....       1,383       27,190
Myogen, Inc. (a).....................       2,136       77,387
Myriad Genetics, Inc. (a)............       3,120       81,401
Nabi Biopharmaceuticals (a)..........       4,888       27,568
Nektar Therapeutics (a)..............       7,435      151,525
Neurocrine Biosciences, Inc. (a).....       3,226      208,206
Northfield Laboratories, Inc. (a)....       2,124       21,240
NPS Pharmaceuticals, Inc. (a)........       3,829       32,700
Nuvelo, Inc. (a).....................       4,100       73,062
Onyx Pharmaceuticals, Inc. (a).......       3,615       94,930
OSI Pharmaceuticals, Inc. (a)........       4,968      159,473
PDL BioPharma, Inc. (a)..............       9,870      323,736
Pharmion Corp. (a)...................       1,596       28,760
Progenics Pharmaceuticals, Inc.
  (a)................................       1,900       50,331
Regeneron Pharmaceuticals, Inc.
  (a)................................       3,188       53,016
Renovis, Inc. (a)....................       2,100       44,772
Serologicals Corp. (a)...............       2,867       70,127
Tanox, Inc. (a)......................       2,019       39,209
Techne Corp. (a).....................       3,192      191,967
Telik, Inc. (a)......................       4,391       85,010
Theravance, Inc. (a).................       4,001      112,188
United Therapeutics Corp. (a)........       2,042      135,344
Zymogenetics, Inc. (a)...............       2,657       57,444
                                                   -----------
                                                     4,153,487
                                                   -----------
BUILDING PRODUCTS -- 0.3%
Griffon Corp. (a)....................       2,231       55,418
Simpson Manufacturing Co., Inc. .....       3,296      142,717
Trex Co., Inc. (a)...................         852       27,008
                                                   -----------
                                                       225,143
                                                   -----------
CAPITAL MARKETS -- 1.1%
Affiliated Managers Group, Inc.
  (a)................................       2,978      317,485
Calamos Asset Management, Inc. (Class
  B).................................       1,913       71,546
GFI Group, Inc. (a)..................         533       27,668
Greenhill & Co., Inc. ...............         745       49,252

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Investors Financial Services
  Corp. .............................       5,627  $   263,737
optionsXpress Holdings, Inc. ........       2,233       64,936
TradeStation Group, Inc. (a).........       3,100       42,842
                                                   -----------
                                                       837,466
                                                   -----------
CHEMICALS -- 0.7%
American Vanguard Corp. .............       1,065       32,536
CF Industries Holdings, Inc. ........       4,403       74,807
Nalco Holding Co. (a)................       7,400      130,980
Symyx Technologies, Inc. (a).........       2,658       73,733
Terra Industries, Inc. (a)...........       7,759       54,701
The Scotts Co. (Class A).............       4,031      184,458
                                                   -----------
                                                       551,215
                                                   -----------
COMMERCIAL BANKS -- 2.6%
Bank of the Ozarks, Inc. ............         851       31,061
Boston Private Financial Holdings,
  Inc. ..............................       2,642       89,273
Capitol Bancorp, Ltd. ...............       1,172       54,791
Cascade Bancorp......................       1,382       40,838
Cathay General Bancorp...............       3,812      143,484
CoBiz, Inc. .........................       1,170       24,102
East West Bancorp, Inc. .............       4,686      180,645
EuroBancshares, Inc. (a).............       1,063       12,533
First Community Bancorp, Inc. .......       1,265       72,940
Hanmi Financial Corp. ...............       4,142       74,805
Nara Bancorp, Inc. ..................       2,000       35,100
Old Second Bancorp, Inc. ............       1,177       38,641
PrivateBancorp, Inc. ................       1,900       78,831
Prosperity Bancshares, Inc. .........       2,836       85,676
Signature Bank (a)...................       2,021       65,864
Sterling Financial Corp. ............       2,871       83,259
SVB Financial Group (a)..............       3,083      163,553
Texas Capital Bancshares, Inc. (a)...       2,016       48,384
Texas Regional Bancshare, Inc. ......       4,205      124,014
Trico Bancshares.....................       1,272       36,023
UCBH Holdings, Inc. .................       8,050      152,306
Umpqua Holdings Corp. ...............       3,716      105,906
United Community Banks, Inc. ........       3,164       89,067
Virginia Commerce Bancorp (a)........         954       34,296
Western Alliance Bancorp (a).........       1,318       48,964
Wintrust Financial Corp. ............       2,116      123,088
                                                   -----------
                                                     2,037,444
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
ACCO Brands Corp. (a)................       3,610       80,142
Administaff, Inc. ...................       2,008      109,155
Advisory Board Co. (a)...............       1,487       82,930
Allied Waste Industries, Inc. (a)....      18,650      228,276
Cenveo, Inc. (a).....................       3,500       58,030
Coinstar, Inc. (a)...................       1,915       49,618
Copart, Inc. (a).....................       5,848      160,528
Corrections Corp. of America (a).....       3,443      155,624
CoStar Group, Inc. (a)...............       1,382       71,712
Covanta Holding Corp. (a)............       9,500      158,365
CRA International, Inc. (a)..........         955       47,043
DiamondCluster International, Inc.
  (a)................................       2,441       26,119
First Advantage Corp. (Class A)
  (a)................................         500       12,090
FTI Consulting, Inc. (a).............       3,603      102,794
Global Cash Access, Inc. (a).........       3,179       55,696
Healthcare Services Group, Inc. .....       2,018       43,104
HNI Corp. ...........................       3,867      228,153
Hudson Highland Group, Inc. (a)......       2,012       38,107
IHS, Inc. (a)........................       1,172       32,054

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
John H. Harland Co. .................       2,337  $    91,844
Kforce, Inc. (a).....................       2,976       37,944
Knoll, Inc. .........................       3,002       64,003
Korn/Ferry International (a).........       3,592       73,241
Labor Ready, Inc. (a)................       4,707      112,733
LECG Corp. (a).......................       1,593       30,697
Mine Safety Appliances Co. ..........       2,337       98,154
Mobile Mini, Inc. (a)................       3,044       94,121
Navigant Consulting, Inc. (a)........       4,046       86,382
Resources Connection, Inc. (a).......       4,019      100,113
Rollins, Inc. .......................       2,972       60,153
SIRVA, Inc. (a)......................       2,500       21,325
Spherion Corp. (a)...................       5,100       53,040
Steelcase, Inc. (Class A)............       4,570       82,260
Stericycle, Inc. (a).................       3,761      254,319
TeleTech Holdings, Inc. (a)..........       3,190       35,441
Tetra Tech, Inc. (a).................       5,037       96,156
The Brink's Co. .....................       4,800      243,648
Waste Connections, Inc. (a)..........       4,045      161,031
West Corp. (a).......................       2,231       99,636
                                                   -----------
                                                     3,635,781
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.8%
Arris Group, Inc. (a)................       9,206      126,674
Avocent Corp. (a)....................       4,320      137,117
C-COR.net Corp. (a)..................       4,400       38,456
Comtech Telecommunications Corp.
  (a)................................       1,807       52,710
Extreme Networks, Inc. (a)...........       9,700       48,694
F5 Networks, Inc. (a)................       3,476      251,975
Finisar Corp. (a)....................      21,200      104,940
Foundry Networks, Inc. (a)...........      10,786      195,874
Harmonic, Inc. (a)...................       6,056       38,577
I.C., Inc. ..........................       5,932      155,300
InterDigital Communications Corp.
  (a)................................       4,582      112,351
Ixia (a).............................       2,972       42,381
Loral Space & Communications, Ltd.
  (a)................................       1,000       28,650
Netgear, Inc. (a)....................       2,657       50,509
Packeteer, Inc. (a)..................       2,784       32,294
Plantronics, Inc. ...................       4,028      142,712
Polycom, Inc. (a)....................       7,790      168,887
Redback Networks, Inc. (a)...........       4,659      101,054
SafeNet, Inc. (a)....................       2,018       53,437
Sonus Networks, Inc. (a).............      20,716      113,524
Symmetricom, Inc. (a)................       3,718       31,789
Tekelec (a)..........................       5,299       73,285
Utstarcom, Inc. (a)..................       8,391       52,779
Viasat, Inc. (a).....................       2,124       60,852
Zhone Technologies, Inc. (a).........       9,776       26,200
                                                   -----------
                                                     2,241,021
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.6%
Advanced Digital Information Corp.
  (a)................................       5,313       46,648
Avid Technology, Inc. (a)............       3,669      159,455
Brocade Communications Systems, Inc.
  (a)................................      23,992      160,267
Dot Hill Systems Corp. (a)...........       3,614       25,659
Hypercom Corp. (a)...................       4,142       38,521
Komag, Inc. (a)......................       2,507      119,333
Lexar Media, Inc. (a)................       6,270       53,797
Maxtor Corp. (a).....................      22,320      213,379
McDATA Corp. (Class A) (a)...........      13,065       60,360
Novatel Wireless, Inc. (a)...........       2,412       21,587

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Presstek, Inc. (a)...................       2,336  $    27,798
Rackable Systems, Inc. (a)...........       2,300      121,555
Stratasys, Inc. (a)..................         851       25,088
Synaptics, Inc. (a)..................       1,930       42,441
UNOVA, Inc. (a)......................       4,200      128,142
                                                   -----------
                                                     1,244,030
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.4%
Infrasource Services, Inc. (a).......       2,367       40,736
Perini Corp. (a).....................       1,967       59,738
The Shaw Group, Inc. (a).............       6,483      197,083
                                                   -----------
                                                       297,557
                                                   -----------
CONSTRUCTION MATERIALS -- 0.5%
Florida Rock Industries, Inc. .......       4,451      250,235
Headwaters, Inc. (a).................       3,690      146,825
                                                   -----------
                                                       397,060
                                                   -----------
CONSUMER FINANCE -- 0.6%
ACE Cash Express, Inc. (a)...........       1,151       28,648
Advance America Cash Advance Centers,
  Inc. ..............................       5,312       76,387
Advanta Corp. (Class B)..............       1,800       66,366
CompuCredit Corp. (a)................       3,571      131,448
First Cash Financial Services, Inc.
  (a)................................       2,332       46,617
First Marblehead Corp. ..............       2,760      119,370
World Acceptance Corp. (a)...........       1,500       41,100
                                                   -----------
                                                       509,936
                                                   -----------
CONTAINERS & PACKAGING -- 0.1%
Graphic Packaging Corp. (a)..........       8,394       17,375
Silgan Holdings, Inc. ...............       1,911       76,765
                                                   -----------
                                                        94,140
                                                   -----------
DISTRIBUTORS -- 0.1%
Keystone Automotive Industries, Inc.
  (a)................................       1,276       53,860
Prestige Brands Holdings, Inc. (a)...       2,973       36,181
                                                   -----------
                                                        90,041
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 2.3%
Alderwoods Group, Inc. (a)...........       3,397       60,806
Bright Horizons Family Solutions,
  Inc. (a)...........................       2,232       86,445
Coinmach Service Corp................         700        6,580
Corinthian Colleges, Inc. (a)........       7,546      108,662
DeVry, Inc. (a)......................       5,102      116,173
Educate, Inc. (a)....................       1,699       14,476
Education Management Corp. (a).......       6,024      250,598
Escala Group, Inc. (a)...............         600       15,714
ITT Educational Services, Inc. (a)...       4,045      259,082
Laureate Education, Inc. (a).........       3,946      210,638
Lincoln Educational Services Corp.
  (a)................................         300        5,085
Matthews International Corp. (Class
  A).................................       2,851      109,079
Pre-Paid Legal Services, Inc. .......       1,171       41,547
Regis Corp. .........................       4,041      139,334
Sotheby's Holding, Inc. (a)..........       4,427      128,560
Steiner Leisure, Ltd. (a)............       1,594       64,557
Strayer Education, Inc. .............       1,279      130,791
Universal Technical Institute, Inc.
  (a)................................       2,101       63,240
                                                   -----------
                                                     1,811,367
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Asset Acceptance Capital Corp. (a)...       1,274       24,805
Encore Capital Group, Inc. (a).......       1,277       18,836
eSpeed, Inc. (a).....................       2,445       19,487

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
IntercontinentalExchange, Inc. (a)...       1,400  $    96,670
International Securities Exchange,
  Inc. ..............................       3,084      128,448
Nasdaq Stock Market, Inc. (a)........       7,176      287,327
Portfolio Recovery Associates, Inc.
  (a)................................       1,277       59,802
                                                   -----------
                                                       635,375
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Broadwing Corp. (a)..................       5,314       78,328
Cincinnati Bell, Inc. (a)............      20,610       93,157
Covad Communications Group, Inc.
  (a)................................      22,052       42,560
General Communication, Inc. (Class A)
  (a)................................       3,717       44,939
Global Crossing, Ltd. (a)............       1,276       33,814
Level 3 Communications, Inc. (a).....      61,559      318,876
NeuStar, Inc. (Class A) (a)..........       5,236      162,316
NTELOS Holdings Corp (a).............       1,100       15,411
Premiere Global Services, Inc. (a)...       5,421       43,639
Time Warner Telecom, Inc. (Class A)
  (a)................................       6,045      108,508
                                                   -----------
                                                       941,548
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.1%
Acuity Brands, Inc. .................       3,810      152,400
American Superconductor Corp. (a)....       2,761       31,337
Encore Wire Corp. (a)................       1,382       46,822
Energy Conversion Devices, Inc.
  (a)................................       3,361      165,294
EnerSys (a)..........................       1,900       26,220
Evergreen Solar, Inc. (a)............       4,247       65,404
Franklin Electric Co., Inc. .........       1,378       75,308
FuelCell Energy, Inc. (a)............       3,648       41,842
Genlyte Group, Inc. (a)..............       2,222      151,407
II-VI, Inc. (a)......................       2,021       36,560
Medis Technologies, Ltd. (a).........       1,169       27,273
Plug Power, Inc. (a).................       5,419       27,095
Vicor Corp. .........................       1,592       31,410
                                                   -----------
                                                       878,372
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Aeroflex, Inc. (a)...................       6,267       86,046
Benchmark Electronics, Inc. (a)......       3,227      123,756
Brightpoint, Inc. (a)................       3,687      114,518
Cogent, Inc. (a).....................       3,292       60,375
Cognex Corp. ........................       3,813      113,017
Daktronics, Inc. ....................       1,380       50,370
Echelon Corp. (a)....................       2,762       26,073
Excel Technology, Inc. (a)...........       1,059       31,209
FLIR Systems, Inc. (a)...............       6,007      170,659
Identix, Inc. (a)....................       7,436       59,191
Itron, Inc. (a)......................       2,015      120,598
Measurement Specialties, Inc. (a)....       1,062       27,771
Mercury Computer System, Inc. (a)....       1,789       28,982
Metrologic Instruments, Inc. (a).....       1,152       26,646
MTS Systems Corp. ...................       1,698       71,027
Multi-Fineline Electronix, Inc.
  (a)................................         800       46,792
National Instruments Corp. ..........       4,681      152,694
Photon Dynamics, Inc. (a)............       1,448       27,150
Rofin-Sinar Technologies, Inc. (a)...       1,274       68,962
Rogers Corp. (a).....................       1,383       75,346
Sanmina-SCI Corp. (a)................      46,700      191,470
Scansource, Inc. (a).................       1,061       64,095
Smart Modular Technologies WWH, Inc.
  (a)................................       1,300       11,765

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Sunpower Corp. (a)...................         700  $    26,712
Trimble Navigation, Ltd. (a).........       4,705      211,960
TTM Technologies, Inc. (a)...........       3,084       44,687
                                                   -----------
                                                     2,031,871
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 4.5%
Atwood Oceanics, Inc. (a)............       1,177      118,889
Basic Energy Services, Inc. (a)......       1,000       29,800
Bristow Group, Inc. (a)..............       1,807       55,836
CARBO Ceramics, Inc. ................       1,595       90,771
Dresser-Rand Group, Inc. (a).........       2,233       55,490
Dril-Quip, Inc. (a)..................       1,137       80,556
FMC Technologies, Inc. (a)...........       6,019      308,293
Global Industries, Inc. (a)..........       7,179      104,024
Grey Wolf, Inc. (a)..................      16,041      119,345
Gulfmark Offshore, Inc. (a)..........       1,699       47,232
Helix Energy Solutions Group, Inc.
  (a)................................       6,336      240,134
Helmerich & Payne, Inc. .............       4,218      294,501
Hercules Offshore, Inc. (a)..........         852       28,977
Hornbeck Offshore Services, Inc.
  (a)................................       1,899       68,497
Hydril Co.(a)........................       1,696      132,203
Input/Output, Inc. (a)...............       5,632       54,687
Lufkin Industries, Inc. .............       1,169       64,809
Maverick Tube Corp. (a)..............       3,816      202,210
Newpark Resources, Inc. (a)..........       7,014       57,515
Oceaneering International, Inc.
  (a)................................       2,322      133,051
Oil States International, Inc. (a)...       2,548       93,894
Parker Drilling Co. (a)..............       9,466       87,750
Pioneer Drilling Co. (a).............       4,388       72,095
RPC, Inc. ...........................       2,400       54,840
Superior Energy Services, Inc. (a)...       6,570      176,010
Superior Well Services, Inc. (a).....         532       15,465
Tetra Technologies, Inc. (a).........       2,868      134,911
Todco (Class A) (a)..................       5,308      209,188
Unit Corp. (a).......................       3,736      208,282
Universal Compression Holdings, Inc.
  (a)................................       2,600      131,742
W-H Energy Services, Inc. (a)........       2,338      104,018
                                                   -----------
                                                     3,575,015
                                                   -----------
FOOD & STAPLES RETAILING -- 0.6%
BJ'S Wholesale Club, Inc. (a)........       5,844      184,145
Central European Distribution Corp.
  (a)................................       1,760       67,672
Performance Food Group Co. (a).......       3,084       96,190
United Natural Foods, Inc. (a).......       3,362      117,569
                                                   -----------
                                                       465,576
                                                   -----------
FOOD PRODUCTS -- 0.5%
Flowers Foods, Inc. .................       4,761      141,402
J&J Snack Foods Corp. ...............       1,066       35,807
Peet's Coffee & Tea, Inc. (a)........       1,169       35,070
Sanderson Farms, Inc. ...............       1,698       38,035
Seaboard Corp. ......................          31       49,414
TreeHouse Foods, Inc. (a)............       2,547       67,623
                                                   -----------
                                                       367,351
                                                   -----------
GAS UTILITIES -- 0.3%
Energen Corp. .......................       5,822      203,770
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.2%
Align Technology, Inc. (a)...........       2,658       24,374
American Medical Systems Holdings,
  Inc. (a)...........................       5,373      120,892
Analogic Corp. ......................       1,254       83,015
Arrow International, Inc. ...........       2,008       65,601

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Arthrocare Corp. (a).................       2,062  $    98,605
Aspect Medical Systems, Inc. (a).....       1,275       34,986
Bio-Rad Laboratories, Inc. (Class A)
  (a)................................       1,622      101,132
Biosite, Inc. (a)....................       1,434       74,468
Conor Medsystems, Inc. (a)...........       2,529       74,353
Cyberonics, Inc. (a).................       1,781       45,896
Diagnostic Products Corp. ...........       1,901       90,545
Dionex Corp. (a).....................       1,744      107,221
Edwards Lifesciences Corp. (a).......       5,183      225,460
ev3, Inc. (a)........................       1,658       29,363
Foxhollow Technologies, Inc. (a).....       1,063       32,475
Gen-Probe, Inc. (a)..................       4,446      245,063
Greatbatch, Inc. (a).................       1,805       39,547
Haemonetics Corp. (a)................       2,140      108,648
HealthTronics, Inc. (a)..............       2,763       22,850
Hologic, Inc. (a)....................       3,914      216,640
I-Flow Corp. (a).....................       1,806       24,056
ICU Medical, Inc. (a)................       1,062       38,434
IDEXX Laboratories, Inc. (a).........       2,972      256,662
Immucor, Inc. (a)....................       3,765      108,018
Integra LifeSciences Holdings Corp.
  (a)................................       1,489       61,019
Intermagnetics General Corp. (a).....       3,507       87,850
Intuitive Surgical, Inc. (a).........       3,124      368,632
Inverness Medical Innovations, Inc.
  (a)................................       2,002       57,517
Kensey Nash Corp. (a)................         957       27,370
Kyphon, Inc. (a).....................       3,079      114,539
Laserscope (a).......................       1,592       37,651
Lifecell Corp. (a)...................       2,654       59,848
Mentor Corp. ........................       3,399      154,009
Merit Medical Systems, Inc. (a)......       2,230       26,782
Molecular Devices Corp. (a)..........       1,486       49,276
OraSure Technologies, Inc. (a).......       3,504       36,091
Palomar Medical Technologies, Inc.
  (a)................................       1,276       42,682
ResMed, Inc. (a).....................       6,136      269,861
Respironics, Inc. (a)................       6,266      243,810
Schick Technologies, Inc. (a)........         913       45,559
SonoSite, Inc. (a)...................       1,261       51,247
SurModics, Inc. (a)..................       1,275       45,084
Sybron Dental Specialties, Inc.
  (a)................................       3,442      141,948
Symmetry Medical, Inc. (a)...........       1,914       40,596
The Cooper Cos., Inc. ...............       3,900      210,717
Thoratec Corp. (a)...................       3,507       67,580
TriPath Imaging, Inc. (a)............       2,335       16,298
Varian, Inc. (a).....................       2,732      112,504
Ventana Medical Systems, Inc. (a)....       2,690      112,361
Viasys Healthcare, Inc. (a)..........       2,232       67,139
Vital Signs, Inc. ...................         530       29,113
Wright Medical Group, Inc. (a).......       2,629       51,923
                                                   -----------
                                                     4,897,310
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.7%
Alliance Imaging, Inc. (a)...........       1,063        6,846
Allscripts Healthcare Solutions, Inc.
  (a)................................       3,341       61,174
Amedisys, Inc. (a)...................       1,368       47,538
American Retirement Corp. (a)........       2,949       75,553
AMERIGROUP Corp. (a).................       4,184       88,031
AMN Healthcare Services, Inc. (a)....       2,442       45,714
Amsurg Corp. (a).....................       2,445       55,477
Apria Healthcare Group, Inc. (a).....       4,146       95,275
Brookdale Senior Living, Inc. .......       1,300       49,075
Centene Corp. (a)....................       3,500      102,095
Cerner Corp. (a).....................       5,328      252,814

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Cross Country Healthcare, Inc. (a)...       2,124  $    41,121
Dendrite International, Inc. (a).....       3,188       43,516
Eclipsys Corp. (a)...................       3,591       84,784
Emdeon Corp. (a).....................      24,405      263,574
eResearch Technology, Inc. (a).......       3,349       48,192
Gentiva Health Services, Inc. (a)....       2,021       36,802
HealthExtras, Inc. (a)...............       1,911       67,458
Healthspring, Inc. (a)...............       1,500       27,915
Healthways, Inc. (a).................       2,906      148,032
LCA-Vision, Inc. ....................       1,382       69,252
LifePoint Hospitals, Inc. (a)........       4,450      138,395
Matria Healthcare, Inc. (a)..........       1,701       64,570
Molina Healthcare, Inc. (a)..........         956       31,997
National Healthcare Corp. ...........         543       21,763
Nighthawk Radiology Holdings, Inc.
  (a)................................         500       11,945
Odyssey Healthcare, Inc. (a).........       2,870       49,393
Option Care, Inc. ...................       1,703       24,080
PAREXEL International Corp. (a)......       2,229       58,935
Pediatrix Medical Group, Inc. (a)....       2,106      216,160
Per-Se Technologies, Inc. (a)........       3,048       81,260
PRA International (a)................       1,595       39,540
PSS World Medical, Inc. (a)..........       5,800      111,882
Psychiatric Solutions, Inc. (a)......       4,636      153,591
Rotech Healthcare, Inc. (a)..........       1,381       20,038
SFBC International, Inc. (a).........       1,490       36,326
Sierra Health Services, Inc. (a).....       4,516      183,801
Sunrise Assisted Living, Inc. (a)....       3,273      127,549
Symbion, Inc. (a)....................       1,381       31,280
The TriZetto Group, Inc. (a).........       3,509       61,723
United Surgical Partners (a).........       3,631      128,574
VCA Antech, Inc. (a).................       7,164      204,031
Ventiv Health, Inc. (a)..............       2,232       74,147
WebMD Health Corp. (a)...............         700       29,148
WellCare Health Plans, Inc. (a)......       3,045      138,365
                                                   -----------
                                                     3,748,731
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 3.7%
Ameristar Casinos, Inc. .............       1,914       49,362
Applebees International, Inc. .......       7,098      174,256
Bally Technologies, Inc. (a).........       3,931       66,788
BJ's Restaurants, Inc. (a)...........       1,169       31,563
California Pizza Kitchen, Inc. (a)...       1,595       51,758
CBRL Group, Inc. ....................       4,071      178,758
CEC Entertainment, Inc. (a)..........       3,029      101,835
Chipotle Mexican Grill, Inc. (a).....         600       33,234
Choice Hotels International, Inc. ...       3,079      140,957
CKE Restaurants, Inc. ...............       4,900       85,260
Isle of Capri Casinos, Inc. (a)......       1,800       59,904
Kerzner International, Ltd. (a)......       2,545      198,052
Life Time Fitness, Inc. (a)..........       1,689       79,130
Multimedia Games, Inc. (a)...........       2,338       34,789
O'Charleys, Inc. (a).................       1,805       33,320
P F Chang's China Bistro, Inc. (a)...       2,330      114,846
Panera Bread Co. (Class A) (a).......       2,534      190,506
Papa John's International, Inc.
  (a)................................       2,142       70,279
Rare Hospitality International, Inc.
  (a)................................       2,867       99,858
Red Robin Gourmet Burgers, Inc.
  (a)................................       1,062       50,126
Ruby Tuesday, Inc. ..................       5,102      163,672
Ruth's Chris Steak House, Inc. (a)...       1,364       32,477
Scientific Games Corp. (Class A)
  (a)................................       5,849      205,475
Shuffle Master, Inc. (a).............       2,973      106,255
Sonic Corp. (a)......................       4,963      174,350

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Texas Roadhouse, Inc. (Class A)
  (a)................................       3,934  $    67,232
The Cheesecake Factory, Inc. (a).....       6,821      255,446
The Steak n Shake Co. (a)............       2,336       49,289
WMS Industries, Inc. (a).............       2,300       69,230
                                                   -----------
                                                     2,968,007
                                                   -----------
HOUSEHOLD DURABLES -- 0.7%
Brookfield Homes Corp. ..............       1,062       55,075
Dolby Laboratories, Inc. (a).........       2,759       57,663
Helen of Troy, Ltd. (a)..............       1,804       38,245
iRobot Corp. (a).....................         400       11,120
Jarden Corp. (a).....................       4,109      134,981
Levitt Corp. (Class A)...............       1,382       30,459
Technical Olympic USA, Inc. .........       1,672       34,025
Tempur-Pedic International, Inc.
  (a)................................       3,823       54,096
The Yankee Candle, Inc. .............       3,779      103,431
                                                   -----------
                                                       519,095
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ...........       5,521      203,835
Spectrum Brands, Inc. (a)............       3,258       70,764
                                                   -----------
                                                       274,599
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0% (B)
Ormat Technologies, Inc. ............         532       20,269
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Raven Industries, Inc. ..............       1,384       54,128
Walter Industries, Inc. .............       3,633      242,031
                                                   -----------
                                                       296,159
                                                   -----------
INSURANCE -- 1.8%
American Equity Investment Life
  Holding Co. .......................       3,760       53,918
Arch Capital Group, Ltd. (a).........       2,755      159,074
First Acceptance Corp. (a)...........       1,625       21,613
HCC Insurance Holdings, Inc. ........       9,704      337,699
Hilb Rogal and Hobbs Co. ............       3,193      131,616
National Financial Partners Corp. ...       2,761      156,052
Navigators Group, Inc. (a)...........         957       47,467
Odyssey Re Holdings Corp. ...........       1,463       31,747
Philadelphia Consolidated Holding
  Corp. (a)..........................       5,092      173,841
Platinum Underwriters Holdings,
  Ltd. ..............................       4,624      134,558
Scottish Re Group, Ltd. .............       3,690       91,549
Universal American Financial Corp.
  (a)................................       3,185       49,049
USI Holdings Corp. (a)...............       3,186       51,390
                                                   -----------
                                                     1,439,573
                                                   -----------
INTERNET & CATALOG RETAIL -- 1.0%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)................................       2,123       15,073
Audible, Inc. (a)....................       1,484       15,597
Blue Nile, Inc. (a)..................       1,332       46,873
Coldwater Creek, Inc. (a)............       4,618      128,380
FTD Group, Inc. (a)..................       1,166       11,299
GSI Commerce, Inc. (a)...............       1,485       25,245
Insight Enterprises, Inc. (a)........       4,039       88,898
J Jill Group, Inc. (a)...............       1,597       38,184
Netflix, Inc. (a)....................       4,447      128,918
Nutri/System, Inc. (a)...............       2,230      105,970
Overstock.com, Inc. (a)..............       1,061       31,639
Priceline.com, Inc. (a)..............       2,019       50,152

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Stamps.com, Inc. (a).................       1,891  $    66,677
ValueVision Media, Inc. (Class A)
  (a)................................       2,127       27,183
VistaPrint, Ltd. (a).................         849       25,343
                                                   -----------
                                                       805,431
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 3.3%
Akamai Technologies, Inc. (a)........      13,148      432,438
aQuantive, Inc. (a)..................       5,771      135,849
Ariba, Inc. (a)......................       6,426       62,846
CMGI, Inc. (a).......................      38,142       56,450
CNET Networks, Inc. (a)..............      12,035      171,017
DealerTrack Holdings, Inc. (a).......         744       15,855
Digital Insight Corp. (a)............       2,764      100,610
Digital River, Inc. (a)..............       2,910      126,905
Digitas, Inc. (a)....................       7,328      105,523
EarthLink, Inc. (a)..................      10,835      103,474
Equinix, Inc. (a)....................       2,407      154,578
Homestore, Inc. (a)..................      12,100       79,376
Infospace, Inc. (a)..................       2,423       67,723
Interwoven, Inc. (a).................       3,081       27,698
Ipass, Inc.. (a).....................       4,035       32,320
iVillage, Inc. (a)...................       4,571       38,442
j2 Global Communications, Inc. (a)...       2,115       99,405
Jupitermedia Corp. (a)...............       1,806       32,472
Marchex, Inc. (Class B) (a)..........       2,001       43,022
Netratings, Inc. (a).................       1,353       17,927
NIC, Inc. (a)........................       2,654       16,269
Openwave Systems, Inc. (a)...........       7,840      169,187
RealNetworks, Inc. (a)...............       9,455       78,004
S1 Corp. (a).........................       5,628       28,365
SonicWALL, Inc. (a)..................       4,566       32,373
Travelzoo, Inc. (a)..................         214        4,190
Valueclick, Inc. (a).................       8,740      147,881
Vignette Corp. (a)...................       2,444       36,049
WebEx Communications, Inc. (a).......       2,956       99,529
Websense, Inc. (a)...................       4,202      115,891
                                                   -----------
                                                     2,631,668
                                                   -----------
IT SERVICES -- 2.8%
Acxiom Corp. ........................       6,524      168,580
Alliance Data Systems Corp. (a)......       6,123      286,373
Anteon International Corp. (a).......       3,006      164,007
CACI International, Inc. (Class A)
  (a)................................       2,632      173,054
CIBER, Inc. (a)......................       4,674       29,820
eFunds Corp. (a).....................       3,823       98,786
Euronet Worldwide, Inc. (a)..........       2,549       96,429
Heartland Payment Systems, Inc.
  (a)................................         833       20,633
Hewitt Associates, Inc. (Class A)
  (a)................................       4,705      139,927
iPayment, Inc. (a)...................       1,265       54,205
Kanbay International, Inc. (a).......       1,913       29,192
Lionbridge Technologies, Inc. (a)....       4,810       38,047
MoneyGram International, Inc. .......       7,437      228,465
Sapient Corp. (a)....................       6,696       51,091
SRA International, Inc. (a)..........       2,960      111,681
Syntel, Inc. ........................       1,060       20,055
Talx Corp. ..........................       2,794       79,573
The BISYS Group, Inc. (a)............      10,092      136,040
TNS, Inc. (a)........................       1,914       40,539
Tyler Technologies, Inc. (a).........       2,977       32,747
VeriFone Holdings, Inc. (a)..........       3,140       95,111
Wright Express Corp. (a).............       3,398       95,314
                                                   -----------
                                                     2,189,669
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
Leapfrog Enterprises, Inc. (a).......       2,232  $    23,704
Marine Products Corp. ...............       1,275       14,012
MarineMax, Inc. (a)..................       1,477       49,509
Marvel Entertainment, Inc. (a).......       6,162      123,980
Nautilus Group, Inc. ................       2,952       44,132
Oakley, Inc. ........................       2,229       37,938
Polaris Industries, Inc. ............       3,600      196,416
RC2 Corp. (a)........................       1,700       67,677
SCP Pool Corp. ......................       4,611      216,302
                                                   -----------
                                                       773,670
                                                   -----------
MACHINERY -- 1.7%
Accuride Corp. (a)...................       1,905       21,907
Actuant Corp. (Class A)..............       2,277      139,398
American Science & Engineering, Inc.
  (a)................................         740       69,116
ASV, Inc. (a)........................       1,700       54,774
Bucyrus International, Inc. (Class
  A).................................       2,699      130,041
CLARCOR, Inc. .......................       4,338      154,433
ESCO Technologies, Inc. (a)..........       2,147      108,745
Gardner Denver, Inc. (a).............       2,300      149,960
JLG Industries, Inc. ................       9,000      277,110
Middleby Corp. (a)...................         530       44,372
The Toro Co. ........................       3,855      184,076
                                                   -----------
                                                     1,333,932
                                                   -----------
MARINE -- 0.2%
Kirby Corp. (a)......................       1,799      122,530
                                                   -----------
MEDIA -- 2.2%
ADVO, Inc. ..........................       2,582       82,624
Arbitron, Inc. ......................       2,562       86,647
Charter Communications, Inc. (a).....      33,862       36,910
CKX, Inc. (a)........................       3,822       49,954
Crown Media Holdings, Inc. (Class A)
  (a)................................         848        5,376
Dow Jones & Co., Inc. ...............       4,023      158,104
DreamWorks Animation SKG, Inc. (Class
  A) (a).............................       3,757       99,373
Entercom Communications Corp. .......       3,317       92,611
Entravision Communications Corp.
  (a)................................       4,677       42,841
Gemstar-TV Guide International, Inc.
  (a)................................      20,928       64,667
Gray Television, Inc. ...............       3,929       33,004
Harte-Hanks, Inc. ...................       4,851      132,675
Interactive Data Corp. (a)...........       2,975       69,912
John Wiley & Sons, Inc. (Class A)....       3,727      141,067
Live Nation, Inc. (a)................       5,400      107,136
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)......................       2,099       35,389
Mediacom Communications Corp. (a)....       3,904       22,448
Morningstar, Inc. (a)................         849       38,010
ProQuest Co. (a).....................       1,910       40,855
Reader's Digest Association, Inc. ...       8,726      128,708
Salem Communications Corp. (a).......         959       14,395
Spanish Broadcasting System, Inc.
  (a)................................       3,295       18,221
Tivo, Inc. (a).......................       6,165       44,573
Valassis Communications, Inc. (a)....       4,155      122,032
Warner Music Group Corp. ............       3,826       82,986
WorldSpace, Inc. (Class A) (a).......       1,559       11,770
                                                   -----------
                                                     1,762,288
                                                   -----------
METALS & MINING -- 1.4%
AK Steel Holding Corp. (a)...........       9,100      136,500

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Coeur d' Alene Mines Corp. (a).......      21,075  $   138,252
Glamis Gold, Ltd. (a)................      11,546      377,323
Hecla Mining Co. (a).................       9,883       65,327
Meridian Gold, Inc. (a)..............       8,700      257,955
Metal Management, Inc. ..............       2,200       69,630
Royal Gold, Inc. ....................       1,804       65,287
                                                   -----------
                                                     1,110,274
                                                   -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a).............       4,141       56,152
Conn's, Inc. (a).....................         741       25,313
Fred's, Inc. (Class A)...............       3,081       40,854
Tuesday Morning Corp. ...............       2,504       57,817
                                                   -----------
                                                       180,136
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Alliance Resource Partners LP........       1,633       58,951
Alon USA Energy, Inc. ...............         850       20,927
Alpha Natural Resources, Inc. (a)....       4,682      108,341
Atlas America, Inc. (a)..............       1,793       85,723
ATP Oil & Gas Corp. (a)..............       1,592       69,905
Berry Petroleum Co. (Class A)........       1,691      115,749
Bill Barrett Corp. (a)...............       2,337       76,163
Bois d'Arc Energy, Inc. (a)..........       1,691       28,155
BP Prudhoe Bay Royalty Trust.........       1,806      127,666
Brigham Exploration Co. (a)..........       2,591       22,697
Cabot Oil & Gas Corp. ...............       4,296      205,907
Cheniere Energy, Inc. (a)............       4,295      174,248
Cimarex Energy Co. ..................       7,101      307,189
Comstock Resources, Inc. (a).........       3,401      100,976
Crosstex Energy, Inc. ...............         639       49,491
Delta Petroleum Corp. (a)............       3,551       74,642
Denbury Resources, Inc. (a)..........      10,045      318,125
Enbridge Energy Management LLC (a)...         774       33,010
Encore Aquisition Co. (a)............       3,902      120,962
Energy Partners, Ltd. (a)............       2,871       67,698
Energy Transfer Equity LP............       1,900       45,505
Enterprise GP Holdings LP............         851       31,913
EXCO Resources, Inc. (a).............       4,500       56,385
Foundation Coal Holdings, Inc. ......       3,200      131,648
Frontier Oil Corp. ..................       4,770      283,100
Gasco Energy, Inc. (a)...............       6,800       38,080
Goodrich Petroleum Corp (a)..........       1,200       32,400
Holly Corp. .........................       2,121      157,209
KCS Energy, Inc. (a).................       4,441      115,466
Kinder Morgan Management LLC (a).....       4,376      192,554
Linn Energy LLC (a)..................         889       18,136
Magellan Midstream Holdings LP (a)...       2,000       45,980
Mariner Energy, Inc. (a).............       6,400      131,264
OMI Corp. ...........................       6,615      119,202
Penn Virginia Corp. .................       1,681      119,351
Petroleum Development Corp. (a)......       1,380       62,597
Quicksilver Resources, Inc. (a)......       4,664      180,310
Range Resources Corp. ...............      11,266      307,674
Regency Energy Partners LP (a).......       1,100       24,310
Rosetta Resources, Inc. (a)..........       4,500       80,820
St. Mary Land & Exploration Co. .....       5,040      205,783
Syntroleum Corp. (a).................       3,506       28,995
W&T Offshore, Inc. ..................       1,489       60,022
Warren Resources, Inc. (a)...........       4,300       64,070

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Western Gas Resources, Inc. .........       5,654  $   272,806
Western Refining, Inc. ..............       1,800       38,916
World Fuel Services Corp. ...........       2,232       90,262
                                                   -----------
                                                     5,101,283
                                                   -----------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc. (a)....................       1,277       48,079
Elizabeth Arden, Inc. (a)............       2,019       47,083
Herbalife, Ltd. (a)..................       3,436      116,034
Mannatech, Inc. .....................       1,274       22,142
NBTY, Inc. (a).......................       5,057      113,884
Revlon, Inc. (Class A) (a)...........      18,246       57,657
USANA Health Sciences, Inc. (a)......         953       39,759
                                                   -----------
                                                       444,638
                                                   -----------
PHARMACEUTICALS -- 1.8%
Adams Respiratory Therapeutics, Inc.
  (a)................................       1,945       77,353
Adolor Corp. (a).....................       3,682       87,632
Allergan, Inc. ......................           1           68
American Pharmaceutical Partners,
  Inc. (a)...........................       1,899       54,102
Andrx Corp. (a)......................       6,159      146,215
Atherogenics, Inc. (a)...............       2,973       48,519
Connetics Corp. (a)..................       2,975       50,367
Discovery Laboratories, Inc. (a).....       4,464       32,721
First Horizon Pharmaceutical Corp.
  (a)................................       2,232       56,269
Kos Pharmaceuticals, Inc. (a)........       1,971       94,155
Medicis Pharmaceutical Corp. (Class
  A).................................       4,793      156,252
MGI Pharma, Inc. (a).................       6,835      119,612
New River Pharmaceuticals, Inc.
  (a)................................       1,062       35,269
NitroMed, Inc. (a)...................       2,188       18,379
Noven Pharmaceuticals, Inc. (a)......       1,915       34,489
Par Pharmaceutical Cos., Inc. (a)....       2,822       79,524
Salix Pharmaceuticals, Ltd. (a)......       3,719       61,401
The Medicines Co. (a)................       4,100       84,337
Valeant Pharmaceuticals
  International......................       7,651      121,268
Viropharma, Inc. (a).................       5,900       74,930
                                                   -----------
                                                     1,432,862
                                                   -----------
REAL ESTATE -- 0.9%
Alexander's, Inc. (a)................         210       60,690
American Real Estate Partners LP.....         564       26,000
Anworth Mortgage Asset Corp. ........       4,400       34,584
CapitalSource, Inc. .................      10,547      262,409
Global Signal, Inc. .................       1,839       90,479
Jones Lang LaSalle, Inc. ............       2,925      223,880
                                                   -----------
                                                       698,042
                                                   -----------
ROAD & RAIL -- 1.0%
Florida East Coast Industries,
  Inc. ..............................       1,789       96,427
Genesee & Wyoming, Inc. (Class A)
  (a)................................       3,189       97,839
Heartland Express, Inc. .............       3,826       83,369
Knight Transportation, Inc. .........       4,623       91,304
Landstar Systems, Inc. ..............       5,103      225,144
Old Dominion Freight Line, Inc.
  (a)................................       2,692       72,549
RailAmerica, Inc. (a)................       3,081       32,843
Swift Transportation Co., Inc. (a)...       4,039       87,768
                                                   -----------
                                                       787,243
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.1%
Advanced Analogic Technologies, Inc.
  (a)................................       2,852       32,513
Agere Systems, Inc. (a)..............      15,791      237,497
AMIS Holdings, Inc. (a)..............       2,764       25,042

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Amkor Technology, Inc. (a)...........       9,051  $    78,201
Applied Micro Circuits Corp. (a).....      26,133      106,361
Atheros Communications, Inc. (a).....       2,445       64,035
Atmel Corp. (a)......................      39,378      185,864
ATMI, Inc. (a).......................       3,127       94,435
Brooks Automation, Inc. (a)..........       6,600       93,984
Cabot Microelectronics Corp. (a).....       2,118       78,578
Cirrus Logic, Inc. (a)...............       6,478       54,933
Conexant Systems, Inc. (a)...........      41,700      143,865
Cree, Inc. (a).......................       6,643      217,957
Cymer, Inc. (a)......................       3,182      144,590
Diodes, Inc. (a).....................       1,638       67,977
DSP Group, Inc. (a)..................       2,440       70,784
Fairchild Semiconductor
  International, Inc. (a)............      10,489      200,025
FEI Co. (a)..........................       2,122       42,122
Formfactor, Inc. (a).................       3,046      119,769
Genesis Microchip, Inc. (a)..........       3,163       53,898
Hittite Microwave Corp. (a)..........         826       27,844
Kopin Corp. (a)......................       5,846       29,288
Mattson Technology, Inc. (a).........       3,399       40,788
Micrel, Inc. (a).....................       5,528       81,925
Microsemi Corp. (a)..................       5,659      164,733
Netlogic Microsystems, Inc. (a)......       1,000       41,210
OmniVision Technologies, Inc. (a)....       4,759      143,722
ON Semiconductor Corp. (a)...........       8,604       62,465
PDF Solutions, Inc. (a)..............       1,487       28,134
Pixelworks, Inc. (a).................       3,928       19,522
PMC-Sierra, Inc. (a).................      15,999      196,628
PortalPlayer, Inc. (a)...............       1,061       23,586
Power Integrations, Inc. (a).........       2,510       62,198
Rambus, Inc. (a).....................       8,274      325,499
RF Micro Devices, Inc. (a)...........      16,700      144,455
Semtech Corp. (a)....................       6,267      112,117
Sigmatel, Inc. (a)...................       2,231       19,499
Silicon Image, Inc. (a)..............       7,061       72,799
Silicon Laboratories, Inc. (a).......       4,430      243,429
Silicon Storage Technology, Inc.
  (a)................................       7,439       32,583
Sirf Technology Holdings, Inc. (a)...       3,475      123,050
Skyworks Solutions, Inc. (a).........      14,042       95,345
Spansion LLC (a).....................       3,361       49,743
Tessera Technologies, Inc. (a).......       3,717      119,241
Trident Microsystems, Inc. (a).......       4,634      134,664
Ultratech, Inc. (a)..................       1,809       44,284
Varian Semiconductor Equipment
  Associates, Inc. (a)...............       5,028      141,186
Vitesse Semiconductor Corp. (a)......      19,600       70,168
Zoran Corp. (a)......................       4,013       87,804
                                                   -----------
                                                     4,850,339
                                                   -----------
SOFTWARE -- 4.7%
Agile Software Corp. (a).............       4,142       31,603
Altiris, Inc. (a)....................       2,099       46,199
Ansys, Inc. (a)......................       2,853      154,490
Blackbaud, Inc. .....................       1,167       24,729
Blackboard, Inc. (a).................       1,166       33,126
Concur Technologies, Inc. (a)........       2,552       47,288
Epicor Software Corp. (a)............       3,294       44,238
Factset Research Systems, Inc. ......       3,081      136,642
Fair Isaac Corp. ....................       5,932      235,026
FalconStor Software, Inc. (a)........       2,126       20,091
FileNET Corp. (a)....................       3,494       94,408

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Hyperion Solutions Corp. (a).........       5,248  $   171,085
i2 Technologies, Inc. (a)............         959       16,495
Informatica Corp. (a)................       7,227      112,380
Intergraph Corp. (a).................       2,407      100,276
Internet Security Systems, Inc.
  (a)................................       3,185       76,376
InterVoice, Inc. (a).................       3,188       27,449
Jack Henry & Associates, Inc. .......       6,672      152,589
JDA Software Group, Inc. (a).........       2,443       35,277
Kronos, Inc. (a).....................       2,775      103,757
Lawson Software, Inc. (a)............       4,993       38,296
Macrovision Corp. (a)................       4,444       98,435
Magma Design Automation, Inc. (a)....       2,600       22,490
Manhattan Associates, Inc. (a).......       2,446       53,812
Mentor Graphics Corp. (a)............       6,973       77,052
MICROS Systems, Inc. (a).............       3,337      153,736
MicroStrategy, Inc. (a)..............         954      100,447
Nuance Communications, Inc. (a)......      12,009      141,826
Open Solutions, Inc. (a).............       1,490       40,692
Opsware, Inc. (a)....................       6,690       57,333
Parametric Technology Corp (a).......       9,809      160,184
Progress Software Corp. (a)..........       3,190       92,797
Quality Systems, Inc. (a)............       1,274       42,169
Quest Software, Inc. (a).............       4,754       79,392
Sonic Solutions, Inc. (a)............       2,016       36,510
SSA Global Technologies, Inc. (a)....         744       11,926
Sybase, Inc. (a).....................       7,843      165,644
Take-Two Interactive Software, Inc.
  (a)................................       5,855      109,254
THQ, Inc. (a)........................       5,500      142,395
TIBCO Software, Inc. (a).............      16,679      139,436
Transaction Systems Architects, Inc.
  (a)................................       3,088       96,376
Ulticom, Inc. (a)....................       1,061       11,406
Verint Systems, Inc. (a).............       1,061       37,528
Wind River Systems, Inc. (a).........       7,084       88,196
Witness Systems, Inc. (a)............       2,833       71,958
                                                   -----------
                                                     3,732,814
                                                   -----------
SPECIALTY RETAIL -- 4.6%
Aaron Rents, Inc. (Class B)..........       3,504       95,204
AC Moore Arts & Crafts, Inc. (a).....       1,166       21,454
Aeropostale, Inc. (a)................       4,721      142,385
AnnTaylor Stores Corp. (a)...........       6,408      235,750
Bebe Stores, Inc. ...................       1,912       35,219
Big 5 Sporting Goods Corp. ..........       1,912       37,437
Build-A-Bear Workshop, Inc. (a)......         852       26,114
Cabela's, Inc. (a)...................       3,215       65,972
Charming Shoppes, Inc. (a)...........       9,400      139,778
Christopher & Banks Corp. ...........       3,080       71,487
Claire's Stores, Inc. ...............       7,804      283,363
Cost Plus, Inc. (a)..................       1,785       30,523
Dicks Sporting Goods, Inc. (a).......       2,701      107,149
Dress Barn, Inc. (a).................       2,000       95,900
DSW, Inc. (Class A) (a)..............       1,273       39,870
GameStop Corp. (Class A) (a).........       4,999      235,653
Genesco, Inc. (a)....................       2,009       78,130
Guess ?, Inc. (a)....................       1,276       49,904
Guitar Center, Inc. (a)..............       2,301      109,758
Gymboree Corp. (a)...................       2,552       66,454
Hibbett Sporting Goods, Inc. (a).....       3,151      103,951
Hot Topic, Inc. (a)..................       3,824       55,448
Jos. A. Bank Clothiers, Inc. (a).....       1,457       69,863
Maidenform Brands, Inc. (a)..........       1,063       11,704
Mens Wearhouse, Inc. ................       4,153      149,259

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
New York & Co., Inc. (a).............       2,070  $    30,926
Pacific Sunwear of California, Inc.
  (a)................................       6,399      141,802
Pantry, Inc. (a).....................       2,007      125,217
PETCO Animal Supplies, Inc. (a)......       3,504       82,589
Rent-A-Center, Inc. (a)..............       6,536      167,256
Select Comfort Corp. (a).............       3,081      121,853
Stein Mart, Inc. ....................       2,273       39,596
Talbots, Inc. .......................       1,816       48,796
The Children's Place Retail Stores,
  Inc. (a)...........................       1,549       89,687
The Finish Line, Inc. (Class A)......       3,397       55,881
The Sports Authority, Inc. (a).......       2,210       81,549
Too, Inc. (a)........................       2,771       95,184
Tractor Supply Co. (a)...............       2,947      195,504
West Marine, Inc. (a)................       1,168       17,532
Zumiez, Inc. (a).....................         628       38,371
                                                   -----------
                                                     3,689,472
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Carter's, Inc. (a)...................       1,589      107,242
Columbia Sportswear Co. (a)..........       1,174       62,609
CROCS, Inc. (a)......................         800       20,120
Deckers Outdoor Corp. (a)............         851       34,500
Fossil, Inc. (a).....................       4,358       80,972
K-Swiss, Inc. (Class A)..............       1,593       48,013
Quiksilver, Inc. (a).................      10,740      148,856
The Timberland Co. (Class A) (a).....       4,966      169,986
Under Armour, Inc. (Class A) (a).....       1,100       35,640
Volcom, Inc. (a).....................       1,127       40,042
Warnaco Group, Inc. (a)..............       3,615       86,760
                                                   -----------
                                                       834,740
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Accredited Home Lenders Holding Co.
  (a)................................       1,677       85,829
Commercial Capital Bancorp, Inc......       4,158       58,462
Doral Financial Corp.................       7,859       90,772
Franklin Bank Corp. (a)..............       1,915       36,825
KNBT Bancorp, Inc. ..................       2,468       40,352
NetBank, Inc.........................       3,931       28,460
W Holding Co., Inc. .................      11,153       87,774
                                                   -----------
                                                       428,474
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Beacon Roofing Supply, Inc. (a)......       2,587  $   105,136
Interline Brands, Inc. (a)...........       2,337       58,962
MSC Industrial Direct Co., Inc.
  (Class A)..........................       4,032      217,809
TAL International Group, Inc. (a)....         957       23,073
Watsco, Inc. ........................       2,100      149,205
Wesco International, Inc. (a)........       4,132      281,017
                                                   -----------
                                                       835,202
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Centennial Communications Corp.
  (a)................................       2,018       14,792
Dobson Communications Corp. (Class A)
  (a)................................      13,192      105,800
Leap Wireless International, Inc.
  (a)................................       3,389      147,726
Price Communications Corp. (a).......       3,508       62,056
SBA Communications Corp. (a).........       7,090      165,977
Syniverse Holdings, Inc. (a).........       2,339       36,956
Ubiquitel, Inc. (a)..................       6,267       63,297
Wireless Facilities, Inc. (a)........       3,933       15,811
                                                   -----------
                                                       612,415
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $64,365,970).................               79,222,319
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (cost $119,119)...............     119,119      119,119
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $64,485,089).................               79,341,438
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)................................                  (35,355)
                                                   -----------
NET ASSETS -- 100.0%.................              $79,306,083
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 1.0%
Cubic Corp. .........................       1,676  $    40,124
Curtiss-Wright Corp. ................       2,076      137,431
DRS Technologies, Inc. ..............       3,851      211,304
Esterline Technologies Corp. (a).....       2,550      109,013
GenCorp, Inc. (a)....................       4,369       89,783
Heico Corp. .........................       2,031       55,304
Ionatron, Inc. (a)...................       2,285       30,870
Kaman Corp. (Class A)................       1,945       48,936
Sequa Corp. (a)......................         616       60,245
Teledyne Technologies, Inc. (a)......       3,057      108,829
Triumph Group, Inc. (a)..............       1,576       69,754
                                                   -----------
                                                       961,593
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Ryder Systems, Inc. .................       5,994      268,411
                                                   -----------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a)...........       3,332      118,119
Frontier Airlines, Inc. .............       3,601       27,728
                                                   -----------
                                                       145,847
                                                   -----------
AUTO COMPONENTS -- 1.1%
American Axle & Manufacturing
  Holdings, Inc. ....................       4,543       77,822
ArvinMeritor, Inc. ..................       6,440       96,020
Bandag, Inc. ........................       1,232       51,584
Cooper Tire & Rubber Co. ............       6,512       93,382
Lear Corp. ..........................       6,537      115,901
Modine Manufacturing Co. ............       3,345       98,677
Sauer-Danfoss, Inc. .................       1,148       26,347
Superior Industries International,
  Inc. ..............................       2,162       41,856
Tenneco Automotive, Inc. (a).........       4,313       93,549
The Goodyear Tire & Rubber Co. (a)...      15,389      222,833
TRW Automotive Holdings Corp. (a)....       2,460       57,318
Visteon Corp. (a)....................      13,236       60,886
                                                   -----------
                                                     1,036,175
                                                   -----------
AUTOMOBILES -- 0.0%
Monaco Coach Corp. ..................       2,755       36,917
                                                   -----------
BIOTECHNOLOGY -- 0.4%
Alexion Pharmaceuticals, Inc. (a)....       2,972      105,268
Ariad Pharmaceuticals, Inc. (a)......       6,154       40,493
Cambrex Corp. .......................       2,509       49,026
Cell Genesys, Inc. (a)...............       4,519       36,062
Human Genome Sciences, Inc. (a)......      12,780      138,919
Incyte, Inc. (a).....................       8,456       50,905
                                                   -----------
                                                       420,673
                                                   -----------
BUILDING PRODUCTS -- 1.1%
American Woodmark Corp. .............       1,149       40,789
Ameron International Corp. ..........         794       58,145
Apogee Enterprises, Inc. ............       2,652       44,766
Builders FirstSource, Inc. (a).......       1,228       27,888
ElkCorp..............................       1,941       65,509
Jacuzzi Brands, Inc. (a).............       7,688       75,573
Lennox International, Inc. ..........       6,581      196,509
NCI Building Systems, Inc. (a).......       2,012      120,257
Universal Forest Products, Inc. .....       1,748      110,980
USG Corp. (a)........................       3,333      316,502
                                                   -----------
                                                     1,056,918
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
CAPITAL MARKETS -- 1.9%
Cohen & Steers, Inc. ................         893  $    21,879
GAMCO Investors, Inc. ...............         704       28,125
Investment Technology Group, Inc.
  (a)................................       4,135      205,923
Jefferies Group, Inc. ...............       4,918      287,703
Knight Capital Group, Inc. (a).......      10,545      146,892
LaBranche & Co., Inc. (a)............       5,793       91,587
Nuveen Investments, Inc. ............       7,568      364,399
Piper Jaffray Cos., Inc. (a).........       2,013      110,715
Raymond James Financial, Inc. .......       9,356      276,563
Thomas Weisel Partners Group, Inc.
  (a)................................         621       13,600
W.P. Stewart & Co., Ltd. ............       2,263       47,704
Waddell & Reed Financial, Inc. (Class
  A).................................       7,735      178,678
                                                   -----------
                                                     1,773,768
                                                   -----------
CHEMICALS -- 3.8%
A. Schulman, Inc. ...................       3,135       77,591
Airgas, Inc. ........................       6,678      261,043
Albemarle Corp. .....................       3,657      165,845
Arch Chemicals, Inc. ................       2,373       72,139
Cabot Corp. .........................       5,725      194,593
Calumet Specialty Products Partners
  LP (a).............................         623       17,326
Celanese Corp. ......................       6,952      145,783
Chemtura Corp. ......................      22,824      268,867
Cytec Industries, Inc. ..............       3,678      220,717
Ferro Corp. .........................       4,252       85,040
FMC Corp. ...........................       3,502      217,054
Georgia Gulf Corp. ..................       3,325       86,417
H.B. Fuller Co. .....................       2,850      146,319
Hercules, Inc. (a)...................       9,762      134,716
Kronos Worldwide, Inc. ..............         357       10,839
MacDermid, Inc. .....................       2,490       80,053
Minerals Technologies, Inc. .........       1,911      111,621
NewMarket Corp. .....................       1,492       71,004
NL Industries........................         796        8,461
Olin Corp. ..........................       6,878      147,671
OM Group, Inc. (a)...................       2,905       66,815
PolyOne Corp. (a)....................       9,319       86,853
Rockwood Holdings, Inc. (a)..........       3,671       84,506
RPM, Inc. ...........................      11,570      207,566
Sensient Technologies Corp. .........       4,512       81,442
Spartech Corp. ......................       3,252       78,048
Terra Nitrogen Co. LP................         696       13,997
Tronox, Inc..........................       3,718       63,057
Valhi, Inc. .........................       1,232       21,806
Valspar Corp. .......................       9,379      261,393
Westlake Chemical Corp. .............       1,233       42,600
WR Grace & Co. (a)...................       5,629       74,866
                                                   -----------
                                                     3,606,048
                                                   -----------
COMMERCIAL BANKS -- 7.9%
1st Source Corp. ....................       1,056       31,659
Alabama National Bancorporation......       1,481      101,300
AMCORE Financial, Inc. ..............       2,388       75,509
Arrow Financial Corp. ...............       1,057       28,962
Bancfirst Corp. .....................         696       30,346
BancorpSouth, Inc. ..................       7,238      173,784
Banner Corp. ........................       1,053       35,802
BOK Financial Corp. .................       2,897      137,752
Capital City Bank Group, Inc. .......       1,296       46,073
Centennial Bank Holdings, Inc. (a)...       6,011       70,329

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Central Pacific Financial Corp. .....       2,981  $   109,462
Chemical Financial Corp. ............       2,372       76,639
Chittenden Corp. ....................       4,676      135,464
Citizens Banking Corp. ..............       4,065      109,145
City Holding Co. ....................       1,849       68,025
Columbia Banking System, Inc. .......       1,580       52,867
Community Bank System, Inc. .........       3,073       68,620
Community Banks, Inc. ...............       2,377       67,649
Community Trust Bancorp, Inc. .......       1,312       44,477
Cullen/Frost Bankers, Inc. ..........       5,173      278,049
CVB Financial Corp. .................       6,158      105,302
F N B Corp. .........................       5,261       89,963
First BanCorp- Puerto Rico...........       7,655       94,616
First Bancorp-North Carolina.........       1,405       31,444
First Charter Corp. .................       3,085       76,199
First Citizens BancShares, Inc. .....         524      101,132
First Commonwealth Financial
  Corp. .............................       7,130      104,526
First Financial Bancorp..............       4,490       74,714
First Financial Bankshares, Inc. ....       1,853       70,970
First Financial Corp. ...............       1,057       31,499
First Indiana Corp. .................       1,435       40,037
First Merchants Corp. ...............       1,941       51,475
First Midwest Bancorp, Inc. .........       4,395      160,725
First Oak Brook Bancshares, Inc. ....         616       16,478
First Republic Bank..................       2,457       92,924
First State Bancorporation...........       1,586       42,124
FirstMerit Corp. ....................       7,820      192,841
Frontier Financial Corp. ............       2,906       96,014
Glacier Bancorp, Inc. ...............       3,165       98,273
Gold Banc Corp., Inc. ...............         375        6,870
Great Southern Bancorp, Inc. ........         934       26,974
Greater Bay Bancorp..................       4,851      134,567
Hancock Holding Co. .................       2,586      120,301
Harleysville National Corp. .........       2,817       64,059
IBERIABANK Corp. ....................         876       49,555
Independent Bank Corp.-
  Massachusetts......................       1,584       50,926
Independent Bank Corp.- Michigan.....       2,104       59,859
Integra Bank Corp. ..................       1,756       40,142
Interchange Financial Services
  Corp. .............................       1,933       36,727
International Bancshares Corp. ......       5,006      143,822
Irwin Financial Corp. ...............       1,853       35,818
Main Street Banks, Inc. .............       1,557       40,295
MB Financial, Inc. ..................       2,596       91,898
Mid-State Bancshares.................       2,280       67,100
Midwest Banc Holdings, Inc. .........       1,757       45,577
National Penn Bancshares, Inc. ......       3,965       84,375
NBT Bancorp, Inc. ...................       3,352       77,934
Old National Bancorp.................       7,026      152,043
Omega Financial Corp. ...............       1,144       38,736
Oriental Financial Group.............       2,205       31,862
Pacific Capital Bancorp..............       4,620      156,341
Park National Corp. .................       1,136      120,984
Placer Sierra Bancshares.............       1,315       37,543
Provident Bankshares Corp. ..........       3,338      121,670
Republic Bancorp, Inc.- Kentucky.....       1,013       20,574
Republic Bancorp, Inc.- Michigan.....       7,110       85,604
S&T Bancorp, Inc. ...................       2,369       86,658
S.Y. Bancorp, Inc. ..................       1,144       30,224
Sandy Spring Bancorp, Inc. ..........       1,496       56,833
Santander BanCorp....................         524       13,310
Seacoast Banking Corp. of Florida....       1,208       35,165

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Simmons First National Corp. ........       1,401  $    41,694
South Financial Group, Inc. .........       7,532      196,962
Sterling Bancorp.....................       1,848       38,069
Sterling Bancshares, Inc. ...........       4,589       82,831
Sterling Financial Corp. ............       2,725       59,514
Suffolk Bancorp......................       1,057       36,678
Sun Bancorp, Inc. (a)................       1,503       29,309
Susquehanna Bancshares, Inc. ........       4,378      112,821
Tompkins Trustco, Inc. ..............         696       33,512
Trustmark Corp. .....................       4,894      154,846
UMB Financial Corp. .................       1,489      104,572
United Bankshares, Inc. .............       4,125      157,864
USB Holding Co., Inc. ...............       1,224       28,079
Washington Trust Bancorp, Inc. ......       1,226       34,414
WesBanco, Inc. ......................       2,113       69,328
West Coast Bancorp...................       1,492       41,701
Westamerica Bancorporation...........       3,112      161,575
Whitney Holding Corp. ...............       6,222      220,632
Wilmington Trust Corp. ..............       6,658      288,624
Yardville National Bancorp...........       1,056       38,861
                                                   -----------
                                                     7,409,401
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
ABM Industries, Inc. ................       4,045       77,543
ADESA, Inc. .........................       9,119      243,842
American Reprographics Co. (a).......       1,932       67,021
Banta Corp. .........................       2,265      117,735
Bowne & Co., Inc. ...................       3,632       60,545
Brady Corp. .........................       4,205      157,519
CBIZ, Inc. (a).......................       5,778       46,224
CDI Corp. ...........................       1,325       38,120
Central Parking Corp. ...............       1,853       29,648
Consolidated Graphics, Inc. (a)......       1,232       64,212
Deluxe Corp. ........................       5,097      133,388
Ennis, Inc. .........................       2,545       49,628
G & K Services, Inc. (Class A).......       1,869       79,507
Heidrick & Struggles International,
  Inc. (a)...........................       1,933       70,129
Herman Miller, Inc. .................       6,630      214,878
IKON Office Solutions, Inc. .........       9,467      134,905
Kelly Services, Inc. (Class A).......       1,937       52,628
McGrath Rentcorp.....................       2,021       60,751
NCO Group, Inc. (a)..................       2,994       71,108
PHH Corp. (a)........................       5,086      135,796
Pike Electric Corp. (a)..............       1,425       29,939
School Specialty, Inc. (a)...........       1,973       68,069
Sourcecorp, Inc. (a).................       1,581       38,118
United Stationers, Inc. (a)..........       3,134      166,415
Viad Corp. ..........................       2,270       77,816
Volt Information Sciences, Inc.
  (a)................................         880       26,893
Watson Wyatt Worldwide, Inc. (Class
  A).................................       4,217      137,390
                                                   -----------
                                                     2,449,767
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
3Com Corp. (a).......................      38,591      197,586
ADC Telecommunications, Inc. (a).....      11,479      293,748
Andrew Corp. (a).....................      15,819      194,257
Bel Fuse, Inc. (Class B).............       1,153       40,390
Belden CDT, Inc. ....................       4,231      115,210
Black Box Corp. .....................       1,757       84,424
CIENA Corp. (a)......................      56,788      295,865
CommScope, Inc. (a)..................       5,336      152,343

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Dycom Industries, Inc. (a)...........       4,001  $    85,021
Inter-Tel, Inc. .....................       1,871       40,114
Mastec Inc (a).......................       3,945       55,901
Powerwave Technologies, Inc. (a).....      10,503      141,685
Sycamore Networks, Inc. (a)..........      18,855       88,619
                                                   -----------
                                                     1,785,163
                                                   -----------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a)....................      11,185       61,853
Electronics for Imaging, Inc. (a)....       5,333      149,164
Emulex Corp. (a).....................       7,838      133,952
Gateway, Inc. (a)....................      23,577       51,634
Hutchinson Technology, Inc. (a)......       2,637       79,558
Imation Corp. .......................       3,329      142,847
Palm, Inc. (a).......................       8,579      198,690
Quantum Corp. (a)....................      17,338       64,844
                                                   -----------
                                                       882,542
                                                   -----------
CONSTRUCTION & ENGINEERING -- 1.6%
EMCOR Group, Inc. (a)................       2,970      147,490
Foster Wheeler, Ltd. (a).............       6,555      310,117
Granite Construction, Inc. ..........       3,249      158,161
Insituform Technologies, Inc. (a)....       2,693       71,634
McDermott International, Inc. (a)....       5,777      314,558
Quanta Services, Inc. (a)............      10,184      163,148
URS Corp. (a)........................       4,826      194,246
Washington Group International,
  Inc. ..............................       2,633      151,108
Williams Scotsman International, Inc.
  (a)................................       1,584       39,679
                                                   -----------
                                                     1,550,141
                                                   -----------
CONSTRUCTION MATERIALS -- 0.5%
Eagle Materials, Inc. ...............       4,918      313,572
Texas Industries, Inc. ..............       2,287      138,340
                                                   -----------
                                                       451,912
                                                   -----------
CONSUMER FINANCE -- 0.2%
Cash America International, Inc. ....       2,893       86,848
Nelnet, Inc. (a).....................       2,201       91,672
                                                   -----------
                                                       178,520
                                                   -----------
CONTAINERS & PACKAGING -- 0.6%
Aptargroup, Inc. ....................       3,245      179,286
Caraustar Industries, Inc. (a).......       2,876       29,594
Chesapeake Corp. ....................       2,002       27,788
Greif, Inc. (Class A)................       1,494      102,220
Myers Industries, Inc. ..............       2,625       41,974
Packaging Corp. of America...........       7,694      172,653
Rock-Tenn Co. .......................       3,165       47,443
                                                   -----------
                                                       600,958
                                                   -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a).........       1,960       23,403
Building Material Holding Corp. .....       2,808      100,077
                                                   -----------
                                                       123,480
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Jackson Hewitt Tax Service, Inc. ....       3,249      102,603
Service Corp. International..........      30,900      241,020
Stewart Enterprises, Inc. (Class
  A).................................       9,808       56,004
                                                   -----------
                                                       399,627
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Financial Federal Corp. .............       2,643       77,440
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Commonwealth Telephone Enterprises,
  Inc. ..............................       2,097  $    72,242
Consolidated Communications Holdings,
  Inc. ..............................       1,664       27,073
Fairpoint Communications, Inc. ......       2,817       38,931
IDT Corp. (Class B) (a)..............       6,570       72,730
Iowa Telecommunications Services,
  Inc. ..............................       2,372       45,258
North Pittsburgh Systems, Inc. ......       1,408       32,863
PanAmSat Holding Corp. ..............       5,181      128,592
SureWest Communications..............       1,312       31,645
Valor Communications Group, Inc. ....       3,865       50,863
                                                   -----------
                                                       500,197
                                                   -----------
ELECTRIC UTILITIES -- 2.0%
ALLETE, Inc. ........................       2,634      122,744
Cleco Corp. .........................       4,867      108,680
Duquesne Light Holdings, Inc. .......       7,736      127,644
El Paso Electric Co. (a).............       4,846       92,268
Empire District Electric Co. ........       2,645       58,772
Great Plains Energy, Inc. ...........       7,458      209,943
Hawaiian Electric Industries,
  Inc. ..............................       8,027      217,772
IDACORP, Inc. .......................       4,053      131,804
ITC Holdings Corp. ..................       1,224       32,130
MGE Energy, Inc. ....................       2,117       70,242
Otter Tail Corp. ....................       2,641       75,770
Sierra Pacific Resources (a).........      17,980      248,304
UIL Holdings Corp. ..................       1,317       68,945
Unisource Energy Corp. ..............       3,110       94,855
Westar Energy, Inc. .................       8,594      178,841
                                                   -----------
                                                     1,838,714
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.1%
AO Smith Corp. ......................       1,924      101,587
Artesyn Technologies, Inc. (a).......       3,810       41,720
Baldor Electric Co. .................       2,985      101,102
General Cable Corp. (a)..............       4,943      149,921
GrafTech International, Ltd. (a).....       9,937       60,616
Power-One, Inc. (a)..................       7,494       53,957
Regal-Beloit Corp. ..................       3,072      129,853
Thomas & Betts Corp. (a).............       5,950      305,711
Woodward Governor Co. ...............       2,894       96,225
                                                   -----------
                                                     1,040,692
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Agilysys, Inc. ......................       3,139       47,273
Anixter International, Inc. .........       3,237      154,664
Avnet, Inc. (a)......................      14,402      365,523
AVX Corp. ...........................       5,273       93,332
Checkpoint Systems, Inc. (a).........       3,674       98,757
Coherent, Inc. (a)...................       3,077      108,033
CTS Corp. ...........................       3,774       50,496
Electro Scientific Industries, Inc.
  (a)................................       2,833       62,694
Global Imaging Systems, Inc. (a).....       2,376       90,240
KEMET Corp. (a)......................       8,841       83,724
Landauer, Inc. ......................         876       43,993
Littelfuse, Inc. (a).................       2,289       78,124
Methode Electronics, Inc. (Class
  A).................................       3,619       39,411
Newport Corp. (a)....................       3,643       68,707
Park Electrochemical Corp. ..........       1,802       53,159
Paxar Corp. (a)......................       3,693       72,272
Plexus Corp. (a).....................       4,224      158,696
Tech Data Corp. (a)..................       5,485      202,451

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Technitrol, Inc. ....................       3,756  $    90,069
Tektronix, Inc. .....................       8,008      285,966
Vishay Intertechnology, Inc. (a).....      16,741      238,392
                                                   -----------
                                                     2,485,976
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Hanover Compressor Co. (a)...........       9,004      167,654
Lone Star Technologies, Inc. (a).....       3,003      166,396
NS Group, Inc. (a)...................       2,189      100,760
SEACOR Holdings, Inc. (a)............       1,928      152,698
Tidewater, Inc. .....................       5,249      289,902
Veritas DGC, Inc. (a)................       3,145      142,752
                                                   -----------
                                                     1,020,162
                                                   -----------
FOOD & STAPLES RETAILING -- 0.8%
Casey's General Stores, Inc. ........       4,823      110,302
Great Atlantic & Pacific Tea Co.
  (a)................................       1,656       57,844
Longs Drug Stores Corp. .............       2,981      137,961
Nash Finch Co. ......................       1,217       36,388
Rite Aid Corp. (a)...................      51,356      205,424
Ruddick Corp. .......................       3,416       83,043
Smart & Final, Inc. (a)..............       1,220       19,996
The Topps Co., Inc...................       3,863       33,879
Weis Markets, Inc. ..................         964       42,965
                                                   -----------
                                                       727,802
                                                   -----------
FOOD PRODUCTS -- 1.7%
Alico, Inc. .........................         348       15,813
Chiquita Brands International,
  Inc. ..............................       3,936       66,007
Corn Products International, Inc. ...       7,367      217,842
Del Monte Foods Co. .................      19,914      236,180
Delta and Pine Land Co. .............       3,528      106,404
Farmer Brothers Co. .................         612       13,648
Fresh Del Monte Produce, Inc. .......       2,559       54,123
Gold Kist, Inc. (a)..................       5,189       65,589
Hain Celestial Group, Inc. (a).......       3,612       94,598
JM Smucker Co. ......................       5,706      226,528
Lancaster Colony Corp. ..............       2,520      105,840
Lance, Inc. .........................       2,993       67,343
Pilgrim's Pride Corp. ...............       3,926       85,076
Premium Standard Farms, Inc. ........       1,493       26,202
Ralcorp Holdings, Inc. (a)...........       2,792      106,236
Reddy Ice Holdings, Inc. ............       1,066       23,676
Tootsie Roll Industries, Inc. .......       2,634       77,100
                                                   -----------
                                                     1,588,205
                                                   -----------
GAS UTILITIES -- 2.4%
AGL Resources, Inc. .................       7,094      255,739
Atmos Energy Corp. ..................       7,776      204,742
Laclede Group, Inc. .................       2,026       69,735
National Fuel Gas Co. ...............       7,998      261,695
New Jersey Resources Corp. ..........       2,813      127,288
Nicor, Inc. .........................       4,386      173,510
Northwest Natural Gas Co. ...........       2,754       97,739
Peoples Energy Corp. ................       3,767      134,256
Piedmont Natural Gas Co., Inc. ......       7,222      173,256
South Jersey Industries, Inc. .......       2,813       76,711
Southern Union Co. ..................      10,389      257,959
Southwest Gas Corp. .................       3,673      102,660
UGI Corp. ...........................      10,218      215,293
WGL Holdings, Inc. ..................       4,874      148,267
                                                   -----------
                                                     2,298,850
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Advanced Medical Optics, Inc. (a)....       6,390  $   298,030
CONMED Corp. (a).....................       3,084       59,059
Datascope Corp. .....................       1,224       48,421
DJ Orthopedics, Inc. (a).............       1,848       73,476
Invacare Corp. ......................       3,157       98,056
PolyMedica Corp. ....................       2,461      104,248
STERIS Corp. ........................       6,938      171,230
West Pharmaceutical Services,
  Inc. ..............................       2,889      100,306
                                                   -----------
                                                       952,826
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Chemed Corp. ........................       2,544      150,961
Genesis HealthCare Corp. (a).........       1,919       84,321
Kindred Healthcare, Inc. (a).........       2,729       68,634
Magellan Health Services, Inc. (a)...       3,153      127,602
Owens & Minor, Inc. .................       3,919      128,426
RehabCare Group, Inc. (a)............       1,664       31,366
                                                   -----------
                                                       591,310
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 2.0%
AFC Enterprises, Inc. (a)............       2,108       29,301
Aztar Corp. (a)......................       3,501      147,007
Bob Evans Farms, Inc. ...............       3,442      102,262
Cedar Fair LP........................       4,840      141,570
Churchill Downs, Inc. ...............         877       33,607
Domino's Pizza, Inc. ................       3,077       87,848
Gaylord Entertainment Co. (a)........       3,952      179,342
Great Wolf Resorts, Inc. (a).........       2,725       31,583
IHOP Corp. ..........................       2,016       96,647
Jack in the Box, Inc. (a)............       3,426      149,031
Krispy Kreme Doughnuts, Inc. (a).....       5,503       49,417
Landry's Restaurants, Inc. ..........       1,757       62,075
Lone Star Steakhouse & Saloon,
  Inc. ..............................       1,822       51,781
Marcus Corp. ........................       2,111       42,114
Orient-Express Hotels, Ltd. (Class
  A).................................       3,769      147,858
Pinnacle Entertainment, Inc. (a).....       4,550      128,173
Ryan's Restaurant Group, Inc. (a)....       4,246       61,567
Six Flags, Inc. (a)..................       7,509       76,442
Speedway Motorsports, Inc. ..........       1,348       51,507
Triarc Cos., Inc. (Class B)..........       4,352       76,073
Vail Resorts, Inc. (a)...............       2,793      106,748
                                                   -----------
                                                     1,851,953
                                                   -----------
HOUSEHOLD DURABLES -- 2.3%
American Greetings Corp. (Class A)...       6,236      134,822
Avatar Holdings, Inc. (a)............         440       26,840
Beazer Homes USA, Inc. ..............       3,853      253,142
Blount International, Inc. (a).......       3,786       60,993
Blyth, Inc. .........................       3,091       64,973
Champion Enterprises, Inc. (a).......       7,407      110,809
CSS Industries, Inc. ................         788       25,799
Ethan Allen Interiors, Inc. .........       3,160      132,783
Furniture Brands International,
  Inc. ..............................       4,565      111,888
Interface, Inc. (Class A) (a)........       4,539       62,684
Kimball International, Inc. (Class
  B).................................       2,557       38,457
La-Z-Boy, Inc. ......................       5,074       86,258
M.D.C. Holdings, Inc. ...............       3,149      202,512
M/I Homes, Inc. .....................       1,140       53,580
Meritage Homes Corp. (a).............       2,179      119,758
Palm Harbor Homes, Inc. (a)..........       1,053       22,566
Russ Berrie & Co., Inc. .............       1,052       15,990
Skyline Corp. .......................         704       29,132

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Snap-on, Inc. .......................       5,195  $   198,034
Standard Pacific Corp. ..............       6,650      223,573
Tupperware Corp. ....................       4,848       99,820
WCI Communities, Inc. (a)............       3,637      101,181
William Lyon Homes, Inc. (a).........         209       19,997
                                                   -----------
                                                     2,195,591
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a).........       1,845       98,043
WD-40 Co. ...........................       1,481       45,689
                                                   -----------
                                                       143,732
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Black Hills Corp. ...................       3,314      112,676
Dynegy, Inc. (Class A) (a)...........      25,305      121,464
                                                   -----------
                                                       234,140
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. .................       3,065      250,717
Standex International Corp. .........       1,145       36,251
Teleflex, Inc. ......................       3,626      259,730
Tredegar Corp. ......................       2,544       40,475
                                                   -----------
                                                       587,173
                                                   -----------
INSURANCE -- 6.3%
21st Century Insurance Group.........       2,637       41,665
Alfa Corp. ..........................       3,781       64,806
Alleghany Corp. (a)..................         538      155,809
American Financial Group, Inc. ......       3,995      166,232
American National Insurance Co. .....       1,581      177,198
AmerUs Group Co. ....................       3,752      226,020
Argonaut Group, Inc. (a).............       3,081      109,530
Aspen Insurance Holdings, Ltd. ......       4,554      112,302
Assured Guaranty, Ltd. ..............       5,009      125,225
Baldwin & Lyons, Inc. (Class B)......         973       25,833
Bristol West Holdings, Inc. .........       1,941       37,364
CNA Surety Corp. (a).................       1,585       26,517
Delphi Financial Group...............       2,725      140,692
Endurance Specialty Holdings,
  Ltd. ..............................       5,774      187,944
Enstar Group, Inc. (a)...............         440       39,486
Erie Indemnity Co. (Class A).........       2,579      135,759
FBL Financial Group, Inc. (Class
  A).................................       1,225       42,201
Great American Financial Resources,
  Inc. ..............................         789       15,567
Hanover Insurance Group, Inc. .......       5,203      272,741
Harleysville Group, Inc. ............       1,408       41,803
Horace Mann Educators Corp. .........       4,375       82,250
Infinity Property & Casualty
  Corp. .............................       2,108       87,988
IPC Holdings, Ltd. ..................       4,745      133,097
Kansas City Life Insurance Co. ......         444       22,751
LandAmerica Financial Group, Inc. ...       1,568      106,389
Max Re Capital, Ltd. ................       4,398      104,672
Mercury General Corp. ...............       2,533      139,062
Montpelier Re Holdings, Ltd. ........       7,843      127,841
National Western Life Insurance Co.
  (Class A) (a)......................         268       62,254
Ohio Casualty Corp. .................       6,260      198,442
PartnerRe, Ltd. .....................       5,438      337,645
Presidential Life Corp. .............       2,174       55,241
ProAssurance Corp. (a)...............       2,901      150,852
Reinsurance Group America, Inc. .....       3,337      157,807
RenaissanceRe Holdings, Ltd. ........       7,006      305,602
RLI Corp. ...........................       2,285      130,930

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Safety Insurance Group, Inc. ........       1,308  $    59,723
Selective Insurance Group, Inc. .....       2,815      149,195
StanCorp Financial Group, Inc. ......       5,398      292,086
State Auto Financial Corp. ..........       1,404       47,329
Stewart Information Services
  Corp. .............................       1,760       82,861
The Commerce Group, Inc. ............       3,073      162,377
The Midland Co. .....................       1,312       45,894
The Phoenix Cos., Inc. ..............      10,434      170,074
Transatlantic Holdings, Inc. ........       2,533      148,054
UICI.................................       3,045      112,635
United Fire & Casualty Co. ..........       1,853       60,964
Wesco Financial Corp. ...............         180       71,820
Zenith National Insurance Corp. .....       3,073      147,903
                                                   -----------
                                                     5,898,432
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. .................       6,022       77,443
                                                   -----------
IT SERVICES -- 1.6%
BearingPoint, Inc. (a)...............      18,188      154,416
Convergys Corp. (a)..................      13,900      253,119
Covansys Corp. (a)...................       1,821       31,303
CSG Systems International, Inc.
  (a)................................       4,467      103,902
Forrester Research, Inc. (a).........       1,450       32,364
Gartner, Inc. (a)....................       5,365       74,842
Gevity HR, Inc. .....................       2,725       66,654
infoUSA, Inc. (a)....................       3,609       46,845
Keane, Inc. (a)......................       5,086       80,105
Mantech International Corp. (a)......       1,500       49,830
MAXIMUS, Inc. .......................       2,076       74,694
MPS Group, Inc. (a)..................      10,169      155,586
Perot Systems Corp. (Class A) (a)....       8,100      126,036
Unisys Corp. (a).....................      33,197      228,727
                                                   -----------
                                                     1,478,423
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Callaway Golf Co. ...................       6,651      114,397
JAKKS Pacific, Inc. (a)..............       2,667       71,316
K2, Inc. (a).........................       4,750       59,612
                                                   -----------
                                                       245,325
                                                   -----------
MACHINERY -- 5.3%
AGCO Corp. (a).......................       9,041      187,510
Albany International Corp. (Class
  A).................................       2,521       96,025
American Railcar Industries, Inc. ...         830       29,108
Astec Industries, Inc. (a)...........       1,589       57,045
Barnes Group, Inc. ..................       1,753       70,997
Briggs & Stratton Corp. .............       5,181      183,252
Cascade Corp. .......................       1,049       55,440
CIRCOR International, Inc. ..........       1,321       38,573
Crane Co. ...........................       5,198      213,170
EnPro Industries, Inc. (a)...........       2,108       72,304
Federal Signal Corp. ................       4,925       91,112
Flowserve Corp. (a)..................       5,499      320,812
Freightcar America, Inc. ............       1,244       79,118
Harsco Corp. ........................       4,121      340,477
IDEX Corp. ..........................       4,909      256,103
Kaydon Corp. ........................       2,805      113,210
Kennametal, Inc. ....................       3,765      230,192
Lincoln Electric Holdings, Inc. .....       3,906      210,885
Lindsay Manufacturing Co. ...........       1,143       30,964
Mueller Industries, Inc. ............       3,175      113,316
NACCO Industries, Inc. ..............         616       94,839

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Navistar International Corp. (a).....       6,019  $   166,004
Nordson Corp. .......................       2,887      143,946
Robbins & Myers, Inc. ...............       1,141       24,646
Stewart & Stevenson Services,
  Inc. ..............................       2,673       97,511
Tecumseh Products Co. (Class A)......       1,576       38,675
Tennant Co. .........................         700       36,624
Terex Corp. (a)......................       4,910      389,068
The Greenbrier Cos., Inc. ...........       1,238       49,582
The Manitowoc Co., Inc. .............       2,889      263,332
The Timken Co. ......................       8,043      259,548
Trinity Industries, Inc. ............       4,896      266,293
Valmont Industries, Inc. ............       1,581       66,465
Wabash National Corp. ...............       3,169       62,588
Wabtec Corp. ........................       4,565      148,819
Watts Water Technologies, Inc. ......       2,553       92,776
                                                   -----------
                                                     4,990,329
                                                   -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. ...........       4,391      209,363
American Commercial Lines, Inc.
  (a)................................         884       41,725
Eagle Bulk Shipping, Inc. ...........       1,870       26,086
Genco Shipping & Trading, Ltd. ......       1,042       17,735
Horizon Lines, Inc. .................       1,227       15,902
                                                   -----------
                                                       310,811
                                                   -----------
MEDIA -- 1.8%
Belo Corp. ..........................       9,546      189,774
Carmike Cinemas, Inc. ...............       1,140       27,508
Catalina Marketing Corp. ............       4,269       98,614
Citadel Broadcasting Corp. ..........       5,274       58,489
Courier Corp. .......................       1,039       46,069
Cox Radio, Inc. (Class A) (a)........       3,916       52,553
Cumulus Media, Inc. (a)..............       5,374       60,511
Emmis Communications Corp. (a).......       3,341       53,456
Fisher Communications, Inc. (a)......         621       27,790
Hearst-Argyle Television, Inc. ......       2,678       62,558
Hollinger International, Inc. .......       4,699       39,378
Journal Communications, Inc. ........       3,693       45,793
Journal Register Co. ................       4,313       52,532
Lee Enterprises, Inc. ...............       4,129      137,454
Lin TV Corp. (Class A) (a)...........       2,720       24,480
McClatchy Co. (Class A)..............       2,016       98,482
Media General, Inc. (Class A)........       2,112       98,461
Primedia, Inc. (a)...................      15,561       32,211
Radio One, Inc. (Class A) (a)........       8,971       67,103
RCN Corp. (a)........................       3,697       95,752
Regal Entertainment Group............       4,649       87,448
Scholastic Corp. (a).................       2,809       75,169
Sinclair Broadcast Group, Inc. ......       4,712       38,403
Westwood One, Inc. ..................       7,266       80,217
World Wrestling Entertainment, Inc.
  (Class A)..........................       1,845       31,181
                                                   -----------
                                                     1,681,386
                                                   -----------
METALS & MINING -- 3.0%
Aleris International, Inc. (a).......       3,069      147,527
AMCOL International Corp. ...........       2,554       73,555
Brush Engineered Materials, Inc.
  (a)................................       1,937       38,256
Carpenter Technology Corp. ..........       2,199      207,849
Century Aluminum Co. (a).............       2,369      100,564
Chaparral Steel Co. (a)..............       2,281      148,083
Cleveland-Cliffs, Inc. ..............       2,096      182,603
Commercial Metals Co. ...............       5,787      309,547

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Compass Minerals International,
  Inc. ..............................       3,169  $    79,193
Gibraltar Industries, Inc. ..........       2,989       88,056
Oregon Steel Mills, Inc. (a).........       3,501      179,146
Quanex Corp. ........................       2,453      163,443
Reliance Steel & Aluminum Co. .......       3,106      291,715
RTI International Metals, Inc. (a)...       2,176      119,354
Ryerson Tull, Inc. ..................       2,325       62,217
Schnitzer Steel Industries, Inc.
  (Class A)..........................       2,288       98,041
Steel Dynamics, Inc. ................       4,257      241,500
Stillwater Mining Co. (a)............       4,474       73,642
Titanium Metals Corp. (a)............       2,376      115,355
Worthington Industries, Inc. ........       6,715      134,703
                                                   -----------
                                                     2,854,349
                                                   -----------
MULTI-UTILITIES -- 1.9%
Aquila, Inc. (a).....................      37,700      150,423
Avista Corp. ........................       4,927      101,742
CH Energy Group, Inc. ...............       1,581       75,888
CMS Energy Corp. (a).................      21,427      277,480
NorthWestern Corp. ..................       2,725       84,856
OGE Energy Corp. ....................       8,974      260,246
PNM Resources, Inc. .................       6,284      153,330
Puget Energy, Inc. ..................      11,295      239,228
Vectren Corp. .......................       7,615      200,884
WPS Resources Corp. .................       4,213      207,364
                                                   -----------
                                                     1,751,441
                                                   -----------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)...................      11,525      160,889
Dillards, Inc. (Class A).............       6,833      177,931
Saks, Inc. (a).......................      12,039      232,353
                                                   -----------
                                                       571,173
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 4.1%
Boardwalk Pipeline Partners LP (a)...       1,488       32,453
Buckeye Partners LP..................       3,510      149,912
Crosstex Energy LP...................       1,454       50,875
DCP Midstream Partners LP............         772       21,191
Dorchester Minerals LP...............       2,729       74,365
Double Hull Tankers, Inc. ...........       1,677       22,220
Forest Oil Corp. (a).................       5,165      192,035
General Maritime Corp. ..............       3,601      120,057
Giant Industries, Inc. (a)...........       1,348       93,740
Harvest Natural Resources, Inc.
  (a)................................       3,669       35,663
Holly Energy Partners LP.............         692       29,548
Hugoton Royalty Trust................       1,845       57,435
Inergy Holdings LP...................         960       34,272
Inergy LP............................       3,345       89,479
International Coal Group, Inc (a)....      11,316      110,218
James River Coal Co. (a).............       1,672       56,798
KFX, Inc. (a)........................       7,684      139,849
Magellan Midstream Partners LP.......       6,049      198,831
Markwest Energy Partners LP..........         794       37,159
McMoRan Exploration Co. (a)..........       2,029       36,197
Meridian Resource Corp. (a)..........       8,791       35,604
Natural Resource Partners LP.........       1,492       78,748
Overseas Shipholding Group, Inc. ....       2,985      143,071
Pacific Energy Partners LP...........       2,729       83,426
Penn Virginia Resource Partners LP...       1,114       63,910
Petrohawk Energy Corp. (a)...........       6,870       94,119
Plains All American Pipeline LP......       5,345      240,418
Remington Oil & Gas Corp. (a)........       2,181       94,263
Resource America, Inc. ..............       1,491       29,701

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Ship Finance International, Ltd. ....       3,887  $    66,701
Stone Energy Corp. (a)...............       2,549      112,487
Sunoco Logistics Partners LP.........       1,324       55,568
Swift Energy Co. (a).................       2,699      101,105
TC Pipelines LP......................       1,677       57,001
Teekay Shipping Corp. ...............       4,921      182,421
TEPPCO Partners LP...................       6,847      248,478
The Houston Exploration Co. (a)......       2,705      142,553
U.S. Shipping Partners L.P. .........         704       16,333
USEC, Inc. ..........................       8,557      103,112
Valero LP............................       3,681      186,443
Whiting Petroleum Corp. (a)..........       3,497      143,342
                                                   -----------
                                                     3,861,101
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.5%
Bowater, Inc. .......................       5,421      160,353
Buckeye Technologies, Inc. (a).......       3,777       34,182
Deltic Timber Corp. .................       1,144       69,326
Glatfelter...........................       3,865       70,846
Neenah Paper, Inc. ..................       1,492       48,863
Schweitzer-Mauduit International,
  Inc. ..............................       1,493       35,832
Wausau-Mosinee Paper Corp. ..........       4,970       70,425
                                                   -----------
                                                       489,827
                                                   -----------
PERSONAL PRODUCTS -- 0.1%
Nu Skin Enterprises, Inc. (Class
  A).................................       5,361       93,978
Playtex Products, Inc. (a)...........       3,329       34,855
                                                   -----------
                                                       128,833
                                                   -----------
PHARMACEUTICALS -- 0.4%
Alpharma, Inc. (Class A).............       4,036      108,246
KV Pharmaceutical Co. (Class A)
  (a)................................       4,217      101,714
Perrigo Co. .........................       8,942      145,844
                                                   -----------
                                                       355,804
                                                   -----------
REAL ESTATE -- 16.0%
Aames Investment Corp. ..............       4,837       27,474
Acadia Realty Trust..................       2,813       66,246
Affordable Residential Communities...       2,985       31,343
Alexandria Real Estate Equities,
  Inc. ..............................       2,184      208,201
American Financial Realty Trust......      12,904      150,332
American Home Mortgage Investment
  Corp. .............................       4,537      141,600
Annaly Mortgage Management, Inc. ....      12,259      148,824
Anthracite Capital, Inc. ............       5,634       61,861
Arbor Realty Trust, Inc. ............       1,664       44,911
Arden Realty, Inc. ..................       6,578      296,865
Ashford Hospitality Trust, Inc. .....       5,227       64,815
Bedford Property Investors, Inc. ....       1,589       42,792
BioMed Realty Trust, Inc. ...........       4,378      129,764
Brandywine Realty Trust..............       9,022      286,539
BRE Properties, Inc. (Class A).......       4,973      278,488
Camden Property Trust................       5,058      364,429
Capital Lease Funding, Inc. .........       2,557       28,357
Capital Trust, Inc. (Class A)........       1,136       35,352
CarrAmerica Realty Corp. ............       5,769      257,355
CBL & Associates Properties, Inc. ...       5,862      248,842
CentraCore Properties Trust..........       1,149       28,782
Colonial Properties Trust............       4,429      222,026
Commercial Net Lease Realty..........       5,445      126,869
Corporate Office Properties Trust....       3,945      180,444
Cousins Properties, Inc. ............       4,014      134,188
Crescent Real Estate Equities Co. ...       9,399      198,037

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
Deerfield Triarc Capital Corp. ......       3,929  $    53,002
DiamondRock Hospitality Co. .........       4,690       64,769
Digital Realty Trust, Inc. ..........       2,596       73,129
EastGroup Properties, Inc. ..........       2,192      103,989
Education Realty Trust, Inc. ........       2,293       35,083
Entertainment Properties Trust.......       2,549      107,007
Equity Inns, Inc. ...................       5,405       87,561
Equity Lifestyle Properties, Inc. ...       2,104      104,674
Equity One, Inc. ....................       3,665       90,012
Essex Property Trust, Inc. ..........       2,316      251,819
Extra Space Storage, Inc. ...........       4,601       79,091
Federal Realty Investment Trust......       5,165      388,408
FelCor Lodging Trust, Inc. ..........       4,745      100,120
Fieldstone Investment Corp. .........       5,018       59,212
First Industrial Realty Trust,
  Inc. ..............................       4,377      186,854
Franklin Street Properties Corp. ....       5,533      117,023
Friedman, Billings, Ramsey Group,
  Inc. ..............................      15,617      146,487
Getty Realty Corp. ..................       1,928       56,105
Glenborough Realty Trust, Inc. ......       3,707       80,627
Glimcher Realty Trust................       3,605      102,382
GMH Communities Trust................       3,761       43,778
Health Care REIT, Inc. ..............       5,603      213,474
Healthcare Realty Trust, Inc. .......       4,717      176,321
Heritage Property Investment Trust...       2,629      104,082
Highland Hospitality Corp. ..........       5,518       70,134
Highwoods Properties, Inc. ..........       5,367      181,029
Home Properties of New York, Inc. ...       3,004      153,504
HomeBanc Corp. ......................       4,577       40,232
HRPT Properties Trust................      21,052      247,151
Impac Mortgage Holdings, Inc. .......       7,554       72,821
Inland Real Estate Corp. ............       6,158      100,437
Innkeepers USA Trust.................       4,310       73,055
Investors Real Estate Trust..........       4,577       43,665
JER Investors Trust, Inc. ...........       2,464       40,952
Kilroy Realty Corp. .................       2,802      216,483
KKR Financial Corp. .................       8,074      181,100
LaSalle Hotel Properties.............       3,819      156,579
Lexington Corporate Properties
  Trust..............................       5,277      110,025
Longview Fibre Co. ..................       5,185      133,980
LTC Properties, Inc. ................       2,024       47,078
Luminent Mortgage Capital, Inc. .....       3,433       27,842
Maguire Properties, Inc. ............       3,225      117,713
Medical Properties Trust, Inc. ......       3,911       42,239
MeriStar Hospitality Corp. (a).......       8,912       92,507
MFA Mortgage Investments, Inc. ......       8,351       53,029
Mid-America Apartment Communities,
  Inc. ..............................       2,097      114,811
Mills Corp. .........................       5,500      154,000
National Health Investors, Inc. .....       2,377       60,376
Nationwide Health Properties,
  Inc. ..............................       6,780      145,770
New Century Financial Corp. .........       5,522      254,122
Newcastle Investment Corp. ..........       4,129       98,766
Newkirk Realty Trust, Inc. ..........       1,488       26,918
Novastar Financial, Inc. ............       3,015      100,822
Omega Healthcare Investors, Inc. ....       5,122       71,810
Pan Pacific Retail Properties,
  Inc. ..............................       4,034      286,011
Parkway Properties, Inc. ............       1,405       61,370
Pennsylvania Real Estate Investment
  Trust..............................       3,322      146,168
Post Properties, Inc. ...............       4,056      180,492
Potlatch Corp........................       3,614      154,824
PS Business Parks, Inc. .............       1,673       93,554

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
RAIT Investment Trust................       2,513  $    70,967
Ramco-Gershenson Properties Trust....       1,764       53,396
Rayonier, Inc. ......................       7,543      343,885
Realty Income Corp. .................       8,381      202,904
Reckson Associates Realty Corp. .....       8,329      381,635
Redwood Trust, Inc. .................       2,372      102,755
Saul Centers, Inc. ..................       1,044       45,842
Saxon Capital, Inc. .................       5,092       53,160
Senior Housing Properties Trust......       7,302      132,166
Shurgard Storage Centers, Inc. (Class
  A).................................       4,661      310,562
SL Green Realty Corp. ...............       4,139      420,109
Sovran Self Storage, Inc. ...........       1,585       87,492
Spirit Finance Corp. ................       7,556       92,183
Strategic Hotel Capital, Inc. .......       5,687      132,393
Sun Communities, Inc. ...............       1,744       61,650
Sunstone Hotel Investors, Inc. ......       5,664      164,086
Tanger Factory Outlet Centers,
  Inc. ..............................       3,069      105,604
Taubman Centers, Inc. ...............       4,989      207,892
Tejon Ranch Co. (a)..................         875       42,761
Town & Country Trust.................       1,668       67,704
Trammell Crow Co. (a)................       3,605      128,554
Trizec Properties, Inc. .............       9,207      236,896
Trustreet Properties, Inc. ..........       5,830       88,558
U-Store-It Trust.....................       4,574       92,166
Universal Health Realty Income
  Trust..............................       1,149       41,973
Urstadt Biddle Properties (Class
  A).................................       1,941       34,938
Ventas, Inc. ........................      10,286      341,290
W.P. Carey & Co. LLC.................       2,816       75,412
Washington Real Estate Investment
  Trust..............................       4,222      153,343
                                                   -----------
                                                    15,053,390
                                                   -----------
ROAD & RAIL -- 1.2%
Amerco, Inc. (a).....................         877       86,797
Arkansas Best Corp. .................       2,286       89,428
CNF, Inc. ...........................       5,262      262,784
Dollar Thrifty Automotive Group
  (a)................................       2,373      107,734
Kansas City Southern Industries, Inc.
  (a)................................       7,210      178,087
Laidlaw International, Inc. .........       9,799      266,533
Werner Enterprises, Inc. ............       5,584      102,578
                                                   -----------
                                                     1,093,941
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
Actel Corp. (a)......................       2,576       41,062
Advanced Energy Industries, Inc.
  (a)................................       3,257       46,021
Axcelis Technologies, Inc. (a).......      10,238       59,995
Cohu, Inc. ..........................       2,024       42,949
Credence Systems Corp. (a)...........       8,167       59,946
Cypress Semiconductor Corp. (a)......      13,282      225,130
Entegris, Inc. (a)...................      12,100      128,744
Exar Corp. (a).......................       3,553       50,737
Integrated Device Technology, Inc.
  (a)................................      19,640      291,850
Kulicke & Soffa Industries, Inc.
  (a)................................       5,244       50,028
Lattice Semiconductor Corp. (a)......      10,870       72,394
MKS Instruments, Inc. (a)............       3,601       84,371
Photronics, Inc. (a).................       3,805       71,382
Standard Microsystems Corp. (a)......       2,109       54,792
TriQuint Semiconductor, Inc. (a).....      14,046       69,106
Veeco Instruments, Inc. (a)..........       2,660       62,111
                                                   -----------
                                                     1,410,618
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
SOFTWARE -- 0.8%
Advent Software, Inc. (a)............       2,284  $    64,911
Borland Software Corp. (a)...........       7,145       38,583
Compuware Corp. (a)..................      33,874      265,233
Midway Games, Inc. (a)...............         944        8,704
NetIQ Corp. (a)......................       3,759       41,913
RSA Security, Inc. (a)...............       6,951      124,701
The Reynolds & Reynolds Co. .........       6,092      173,013
                                                   -----------
                                                       717,058
                                                   -----------
SPECIALTY RETAIL -- 1.8%
Asbury Automotive Group, Inc. (a)....       1,589       31,335
Blockbuster, Inc. (Class A)..........      17,697       70,257
Borders Group, Inc. .................       7,284      183,848
Buckle, Inc. ........................         884       36,200
Burlington Coat Factory Warehouse
  Corp. .............................       2,025       92,036
CSK Auto Corp. (a)...................       3,990       55,341
DEB Shops, Inc. .....................         521       15,474
Group 1 Automotive, Inc. ............       2,105      100,072
Jo-Ann Stores, Inc. (a)..............       2,200       29,612
Lithia Motors, Inc. (Class A)........       1,484       51,495
OfficeMax, Inc. .....................       6,494      195,924
Payless ShoeSource, Inc. (a).........       6,850      156,797
Pier 1 Imports, Inc. ................       8,107       94,122
Sonic Automotive, Inc. (Class A).....       2,995       83,141
Stage Stores, Inc. ..................       2,721       80,950
The Cato Corp. (Class A).............       3,186       76,018
The Pep Boys -- Manny, Moe & Jack....       4,718       71,289
United Auto Group, Inc. .............       1,971       84,753
Zale Corp. (a).......................       5,200      145,756
                                                   -----------
                                                     1,654,420
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Brown Shoe Co., Inc. ................       1,761       92,417
Kellwood Co. ........................       2,785       87,421
Kenneth Cole Productions, Inc. (Class
  A).................................       1,142       31,633
Movado Group, Inc. ..................       1,849       42,675
Oxford Industries, Inc. .............       1,392       71,173
Phillips-Van Heusen Corp. ...........       3,681      140,651
Russell Corp. .......................       2,934       40,489
Skechers U.S.A., Inc. (a)............       2,285       56,965
Stride Rite Corp. ...................       3,699       53,562
UniFirst Corp. ......................         868       28,835
Wolverine World Wide, Inc. ..........       5,772      127,734
Xerium Technologies, Inc. ...........       1,412       13,259
                                                   -----------
                                                       786,814
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 3.4%
Anchor Bancorp Wisconsin, Inc. ......       1,869       56,649
Bank Mutual Corp. ...................       6,510       77,078
BankAtlantic Bancorp, Inc. (Class
  A).................................       4,741       68,223
BankUnited Financial Corp. ..........       3,443       93,099
Brookline Bancorp, Inc. .............       6,238       96,627
Capitol Federal Financial............       2,205       71,221
Charter Financial Corp. .............         444       16,899
CharterMac...........................       4,781       97,054
City Bank............................         868       40,397
Clifton Savings Bancorp, Inc. .......       1,409       15,062
Corus Bankshares, Inc. ..............       1,484       88,209
Dime Community Bancshares............       3,408       48,973
Downey Financial Corp. ..............       2,214      149,002
Fidelity Bankshares, Inc. ...........       2,281       76,710
First Busey Corp. ...................       1,576       33,254

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
First Financial Holdings, Inc. ......       1,229  $    38,959
First Niagara Financial Group,
  Inc. ..............................      11,831      173,442
First Place Financial Corp. .........       1,496       37,101
FirstFed Financial Corp. (a).........       1,673      100,062
Flagstar Bancorp, Inc. ..............       3,169       47,852
Flushing Financial Corp. ............       1,757       30,677
Fremont General Corp. ...............       6,666      143,719
Harbor Florida Bancshares, Inc. .....       2,197       83,200
IndyMac Bancorp, Inc. ...............       6,126      250,737
Kearny Financial Corp. ..............       2,197       30,165
MAF Bancorp, Inc. ...................       3,245      142,034
NewAlliance Bancshares, Inc. ........      11,403      164,545
Northwest Bancorp, Inc. .............       2,113       52,318
OceanFirst Financial Corp. ..........         986       24,157
Ocwen Financial Corp. (a)............       3,785       38,683
Partners Trust Financial Group,
  Inc. ..............................       4,109       48,979
PFF Bancorp, Inc. ...................       2,284       76,994
Provident Financial Services,
  Inc. ..............................       6,940      125,614
Provident New York Bancorp...........       4,147       53,787
R-G Financial Corp. .................       2,988       37,828
Triad Guaranty, Inc. (a).............         968       45,399
TrustCo Bank Corp. NY................       7,583       92,285
United Community Financial Corp. ....       2,817       34,142
Washington Federal, Inc. ............       8,473      205,047
Wauwatosa Holdings, Inc. (a).........       1,061       14,430
WSFS Financial Corp. ................         608       38,201
                                                   -----------
                                                     3,158,814
                                                   -----------
TOBACCO -- 0.5%
Loews Corp. (Carolina Group).........       7,813      369,320
Universal Corp. .....................       2,545       93,580
Vector Group, Ltd. ..................       2,538       48,374
                                                   -----------
                                                       511,274
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Applied Industrial Technologies,
  Inc. ..............................       2,725      121,535
BlueLinx Holdings, Inc. .............       1,233       19,728
GATX Corp. ..........................       4,347      179,488

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                    ---------  -----------
H&E Equipment Services, Inc. (a).....       1,244  $    36,225
Lawson Products, Inc. ...............         537       21,985
UAP Holding Corp. ...................       3,433       73,809
United Rentals, Inc. (a).............       6,562      226,389
                                                   -----------
                                                       679,159
                                                   -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. .....................       1,143       23,089
Macquarie Infrastructure Co. Trust...       2,457       79,852
                                                   -----------
                                                       102,941
                                                   -----------
WATER UTILITIES -- 0.6%
American States Water Co. ...........       1,669       62,354
Aqua America, Inc. ..................      12,866      357,932
California Water Service Group.......       1,760       79,288
SJW Corp. ...........................       1,316       35,335
                                                   -----------
                                                       534,909
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
USA Mobility, Inc. (a)...............       2,557       72,823
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $81,371,865).................               93,743,462
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $144,354)...............     144,354      144,354
                                                   -----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $81,516,219).......................               93,887,816
OTHER ASSETS AND
  LIABILITIES -- 0.2%................                  182,224
                                                   -----------
NET ASSETS -- 100.0%.................              $94,070,040
                                                   ===========

(a) Non-income producing security

STREETTRACKS DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 99.6%
FINLAND -- 1.3%
Nokia Oyj ADR..........................    50,912  $ 1,054,897
                                                   -----------
FRANCE -- 2.3%
Total SA ADR...........................    14,298    1,883,475
                                                   -----------
GERMANY -- 1.2%
Siemens AG ADR.........................    10,292      958,906
                                                   -----------
ITALY -- 1.1%
Eni SpA ADR............................    15,528      884,785
                                                   -----------
JAPAN -- 2.6%
Toyota Motor Corp. ADR.................    18,988    2,067,793
                                                   -----------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR.....................    24,548      967,191
                                                   -----------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR *....     3,383    1,105,395
                                                   -----------
SPAIN -- 1.0%
Telefonica SA ADR......................    17,913      841,374
                                                   -----------
SWITZERLAND -- 7.1%
Nestle SA..............................     4,995    1,483,948
Novartis AG ADR........................    28,871    1,600,608
Roche Holding AG.......................     8,696    1,295,739
UBS AG.................................    12,168    1,338,115
                                                   -----------
                                                     5,718,410
                                                   -----------
UNITED KINGDOM -- 17.7%
AstraZeneca PLC ADR....................    19,467      977,827
Barclays PLC ADR.......................    20,039      937,825
BP PLC ADR.............................    42,027    2,897,341
GlaxoSmithKline PLC ADR................    36,906    1,930,553
HBOS PLC...............................    47,414      792,487
HSBC Holdings PLC ADR..................    27,994    2,345,337
Royal Bank of Scotland Group PLC.......    39,397    1,283,404
Royal Dutch Shell PLC ADR..............    24,067    1,498,412
Vodafone Group PLC ADR.................    74,694    1,561,105
                                                   -----------
                                                    14,224,291
                                                   -----------
UNITED STATES -- 62.7%
Abbott Laboratories....................    19,063      809,606
Altria Group, Inc. ....................    25,567    1,811,678
American International Group, Inc. ....    28,188    1,862,945
AT&T, Inc. ............................    48,476    1,310,791
Bank of America Corp. .................    57,602    2,623,195
BellSouth Corp. .......................    22,687      786,105
Chevron Corp. .........................    27,786    1,610,754
Cisco Systems, Inc. (a)................    75,960    1,646,053

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
Citigroup, Inc. .......................    62,457  $ 2,949,844
ConocoPhillips.........................    18,988    1,199,092
Dell, Inc. (a).........................    25,670      763,939
Exxon Mobil Corp. .....................    75,398    4,588,722
General Electric Co. ..................   130,978    4,555,415
Intel Corp. ...........................    72,674    1,406,242
International Business Machines
  Corp. ...............................    19,518    1,609,649
Johnson & Johnson......................    36,721    2,174,618
JPMorgan Chase & Co. ..................    43,528    1,812,506
Merck & Co., Inc. .....................    27,255      960,194
Microsoft Corp. .......................   113,471    3,087,546
Morgan Stanley.........................    12,107      760,562
PepsiCo, Inc. .........................    20,538    1,186,891
Pfizer, Inc. ..........................    91,771    2,286,933
Procter & Gamble Co. ..................    40,582    2,338,335
The Coca-Cola Co. .....................    27,011    1,130,951
The Walt Disney Co. ...................    23,802      663,838
Time Warner, Inc. .....................    56,638      950,952
Verizon Communications, Inc. ..........    36,259    1,234,981
Wal-Mart Stores, Inc. .................    31,958    1,509,696
Wyeth..................................    16,514      801,259
                                                   -----------
                                                    50,433,292
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $76,182,562).........................             80,139,809
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $56,530)..................    56,530       56,530
                                                   -----------
TOTAL INVESTMENTS -- 99.7% (Cost
  $76,239,092).........................             80,196,339
OTHER ASSETS AND LIABILITIES -- 0.3%...                254,141
                                                   -----------
NET ASSETS -- 100.0%...................            $80,450,480
                                                   ===========

(a) Non-income producing security
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
 * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STREETTRACKS DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
MARCH 31, 2006*

                                                    PERCENT OF
INDUSTRY                                            NET ASSETS
--------                                            ----------
Oil, Gas & Consumable Fuels.......................     18.1%
Pharmaceuticals...................................     15.9
Commercial Banks..................................     10.0
Diversified Financial Services....................      7.2
Industrial Conglomerates..........................      6.9
Diversified Telecommunication Services............      5.1
Software..........................................      3.8
Communications Equipment..........................      3.3
Semiconductors & Semiconductor Equipment..........      3.1
Computers & Peripherals...........................      3.0
Beverages.........................................      2.9
Household Products................................      2.9
Automobiles.......................................      2.6
Capital Markets...................................      2.6
Insurance.........................................      2.3
Tobacco...........................................      2.3
Media.............................................      2.0
Food & Staples Retailing..........................      1.9
Wireless Telecommunication Services...............      1.9
Food Products.....................................      1.8
Other Assets & Liabilities........................      0.3
Short-Term Investments............................      0.1
                                                      -----
TOTAL.............................................    100.0%
                                                      =====

* The Fund's Industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                  ---------   --------------
COMMON STOCKS -- 99.6%
REAL ESTATE INVESTMENT TRUSTS -- 99.6%
Acadia Realty Trust.................    100,363   $    2,363,549
Affordable Residential
  Communities.......................    107,113        1,124,686
Alexandria Real Estate Equities,
  Inc. .............................     81,357        7,755,763
AMB Property Corp. .................    308,919       16,765,034
American Campus Communities,
  Inc. .............................     60,098        1,557,139
Apartment Investment & Management
  Co. (Class A).....................    345,965       16,225,758
Archstone-Smith Trust...............    766,440       37,379,279
Arden Realty, Inc. .................    241,112       10,881,385
Ashford Hospitality Trust, Inc. ....    196,072        2,431,293
Associated Estates Realty Corp. ....     62,246          700,267
Avalonbay Communities, Inc. ........    262,980       28,691,118
Bedford Property Investors, Inc. ...     55,054        1,482,604
BioMed Realty Trust, Inc. ..........    161,241        4,779,183
Boston Properties, Inc. ............    406,812       37,935,219
Boykin Lodging Co. (a)..............     62,952          710,728
Brandywine Realty Trust.............    327,137       10,389,871
BRE Properties, Inc. (Class A)......    183,533       10,277,848
Camden Property Trust...............    186,981       13,471,981
CarrAmerica Realty Corp. ...........    209,481        9,344,947
CBL & Associates Properties,
  Inc. .............................    216,919        9,208,212
Cedar Shopping Centers, Inc. .......    103,093        1,632,993
Colonial Properties Trust...........    161,905        8,116,298
Corporate Office Properties Trust...    143,111        6,545,897
Cousins Properties, Inc. ...........    146,034        4,881,917
Crescent Real Estate Equities
  Co. ..............................    346,868        7,308,509
Developers Diversified Realty
  Corp. ............................    392,088       21,466,818
Digital Realty Trust, Inc. .........     98,764        2,782,182
Duke Realty Corp. ..................    516,773       19,611,535
EastGroup Properties, Inc. .........     79,216        3,758,007
Education Realty Trust, Inc. .......     79,659        1,218,783
Equity Inns, Inc. ..................    190,929        3,093,050
Equity Lifestyle Properties,
  Inc. .............................     76,001        3,781,050
Equity Office Properties Trust......  1,470,128       49,366,898
Equity One, Inc. ...................    138,413        3,399,423
Equity Residential..................  1,038,170       48,575,974
Essex Property Trust, Inc. .........     82,894        9,013,065
Federal Realty Investment Trust.....    189,621       14,259,499
FelCor Lodging Trust, Inc. .........    169,044        3,566,828
First Industrial Realty Trust,
  Inc. .............................    160,707        6,860,582
First Potomac Realty Trust..........     70,311        1,986,286
General Growth Properties, Inc. ....    807,485       39,461,792
Glenborough Realty Trust, Inc. .....    130,302        2,834,068
Glimcher Realty Trust...............    128,351        3,645,168
GMH Communities Trust...............    139,132        1,619,496
Heritage Property Investment
  Trust.............................     96,136        3,806,024
Highwoods Properties, Inc. .........    193,934        6,541,394
Home Properties of New York,
  Inc. .............................    113,887        5,819,626
Hospitality Properties Trust........    240,930       10,521,413
Host Marriott Corp. ................  1,177,542       25,199,399
HRPT Properties Trust...............    758,614        8,906,128
Innkeepers USA Trust................    153,204        2,596,808
Kilroy Realty Corp. ................    104,552        8,077,688
Kimco Realty Corp. .................    771,781       31,365,180
Kite Realty Group Trust.............     99,985        1,594,761
LaSalle Hotel Properties............    142,414        5,838,974

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                  ---------   --------------
Liberty Property Trust..............    319,079   $   15,047,766
Macerich Co. .......................    251,126       18,570,768
Mack-Cali Realty Corp. .............    222,177       10,664,496
Maguire Properties, Inc. ...........    123,131        4,494,281
MeriStar Hospitality Corp. (a)......    315,516        3,275,056
Mid-America Apartment Communities,
  Inc. .............................     78,653        4,306,252
Mills Corp. ........................    204,568        5,727,904
New Plan Excel Realty Trust.........    376,776        9,773,569
Pan Pacific Retail Properties,
  Inc. .............................    146,893       10,414,714
Parkway Properties, Inc. ...........     50,841        2,220,735
Pennsylvania Real Estate Investment
  Trust.............................    123,834        5,448,696
Post Properties, Inc. ..............    147,327        6,556,051
ProLogis............................    876,689       46,902,861
PS Business Parks, Inc. ............     59,299        3,316,000
Public Storage, Inc. ...............    319,829       25,979,710
Ramco-Gershenson Properties Trust...     60,792        1,840,174
Reckson Associates Realty Corp. ....    298,474       13,676,079
Regency Centers Corp. ..............    245,310       16,482,379
Saul Centers, Inc. .................     39,817        1,748,364
Shurgard Storage Centers, Inc.
  (Class A).........................    169,653       11,303,979
Simon Property Group, Inc. .........    812,110       68,330,935
SL Green Realty Corp. ..............    152,355       15,464,032
Sovran Self Storage, Inc. ..........     61,814        3,412,133
Strategic Hotel Capital, Inc. ......    211,710        4,928,609
Sun Communities, Inc. ..............     65,877        2,328,752
Sunstone Hotel Investors, Inc. .....    208,482        6,039,724
Tanger Factory Outlet Centers,
  Inc. .............................    111,051        3,821,265
Taubman Centers, Inc. ..............    183,688        7,654,279
Town & Country Trust................     59,618        2,419,895
Trizec Properties, Inc. ............    334,231        8,599,764
U-Store-It Trust....................    162,353        3,271,413
United Dominion Realty Trust,
  Inc. .............................    495,950       14,154,413
Vornado Realty Trust................    475,347       45,633,312
Washington Real Estate Investment
  Trust.............................    150,955        5,482,686
Weingarten Realty Investors.........    299,659       12,211,104
Winston Hotels, Inc. ...............     95,286        1,083,402
                                                  --------------
TOTAL COMMON STOCKS  -- (Cost
  $852,227,961).....................               1,025,114,929
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $586,100)........    586,100          586,100
                                                  --------------
TOTAL INVESTMENTS -- 99.7% (Cost
  $852,814,061).....................               1,025,701,029
OTHER ASSETS AND
  LIABILITIES -- 0.3%...............                   3,585,832
                                                  --------------
NET ASSETS -- 100.0%................              $1,029,286,861
                                                  ==============

(a) Non-income producing security

STREETTRACKS KBW BANK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.5%
Mellon Financial Corp. ...............    89,573     $3,188,799
Northern Trust Corp. .................    54,904      2,882,460
State Street Corp. (a)................    64,111      3,874,228
The Bank of New York Co., Inc. .......   119,649      4,312,150
                                                   ------------
                                                     14,257,637
                                                   ------------
CONSUMER FINANCE -- 3.0%
Capital One Financial Corp. ..........    42,058      3,386,510
                                                   ------------
DIVERSIFIED BANKS -- 20.2%
Comerica, Inc. .......................    38,919      2,256,134
U.S. Bancorp..........................   166,458      5,076,969
Wachovia Corp. .......................    97,900      5,487,295
Wells Fargo & Co. ....................   161,902     10,340,681
                                                   ------------
                                                     23,161,079
                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 30.0%
Bank of America Corp. ................   252,609     11,503,814
Citigroup, Inc. ......................   240,076     11,338,789
JPMorgan Chase & Co. .................   277,278     11,545,856
                                                   ------------
                                                     34,388,459
                                                   ------------
REGIONAL BANKS -- 26.4%
BB&T Corp. ...........................    87,142      3,415,966
Fifth Third Bancorp...................    87,037      3,425,776
Keycorp...............................    81,104      2,984,627
M&T Bank Corp. .......................    24,858      2,837,292
Marshall & Ilsley Corp. ..............    20,800        906,464
National City Corp. ..................   100,416      3,504,519
PNC Financial Services Group..........    52,971      3,565,478
Regions Financial Corp. ..............    84,851      2,984,210
SunTrust Banks, Inc. .................    54,745      3,983,246
Zions Bancorp.........................    31,476      2,604,010
                                                   ------------
                                                     30,211,588
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 7.6%
Golden West Financial Corp. ..........    54,272      3,685,069
Washington Mutual, Inc. ..............   116,622      4,970,429
                                                   ------------
                                                      8,655,498
                                                   ------------
TOTAL COMMON STOCKS  -- (Cost
  $115,631,087).......................              114,060,771
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $270,581)................   270,581       $270,581
                                                   ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $115,901,668).......................              114,331,352
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                   97,272
                                                   ------------
NET ASSETS -- 100.0%..................             $114,428,624
                                                   ============

(a) Affiliated Issuer. See Table Below for more information.

                                       SHARES
                        NUMBER       PURCHASED       SHARES SOLD      NUMBER
                       OF SHARES   FOR THE PERIOD   FOR THE PERIOD   OF SHARES
                        HELD AT      11/8/05* -       11/8/05* -      HELD AT
SECURITY DESCRIPTION   11/8/05*       3/31/06          3/31/06        3/31/06
--------------------   ---------   --------------   --------------   ---------
State Street
  Corp. .............      0          252,432          188,321        64,111
(Cost $4,002,732)

                                       REALIZED
                         INCOME        GAIN ON
                         EARNED      SHARES SOLD
                        FOR THE       DURING THE
                         PERIOD         PERIOD
                       11/8/05* -     11/8/05* -
SECURITY DESCRIPTION    3/31/06        3/31/06
--------------------   ----------   --------------
State Street
  Corp. .............   $17,522        $193,511

* Commencement of operations

STREETTRACKS KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 34.3%
Franklin Resources, Inc. ..............    25,342  $ 2,388,230
Investors Financial Services Corp. ....    23,092    1,082,322
Janus Capital Group, Inc. .............    65,232    1,511,425
Legg Mason, Inc. ......................    17,111    2,144,522
Mellon Financial Corp. ................    66,284    2,359,710
Northern Trust Corp. ..................    38,357    2,013,743
SEI Investments Co. ...................    27,036    1,095,769
State Street Corp. (c).................    41,833    2,527,968
T. Rowe Price Group, Inc. .............    24,964    1,952,435
The Bank of New York Co., Inc. ........    96,508    3,478,148
                                                   -----------
                                                    20,554,272
                                                   -----------
INVESTMENT BANKING & BROKERAGE -- 54.1%
AG Edwards, Inc. ......................    24,122    1,202,723
E*TRADE Financial Corp. (a)............    82,290    2,220,184
Goldman Sachs Group, Inc. .............    38,537    6,048,768
Lehman Brothers Holdings, Inc. ........    23,328    3,371,596
Merrill Lynch & Co., Inc. .............    74,316    5,853,128
Morgan Stanley.........................    80,515    5,057,952
Raymond James Financial, Inc. .........    42,604    1,259,374
TD Ameritrade Holding Corp. (a)........    93,608    1,953,599
The Bear Stearns Cos., Inc. ...........    19,818    2,748,757
The Charles Schwab Corp. ..............   157,599    2,712,279
                                                   -----------
                                                    32,428,360
                                                   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.7%
AllianceBernstein Holding LP...........    24,233    1,605,436
                                                   -----------
SPECIALIZED FINANCE -- 8.8%
Chicago Mercantile Exchange Holdings,
  Inc. ................................     6,693    2,995,118
International Securities Exchange,
  Inc. ................................    23,345      972,319
Nasdaq Stock Market, Inc. (a)..........    32,780    1,312,511
                                                   -----------
                                                     5,279,948
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $59,142,222)...................             59,868,016
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $27,380)..................    27,380  $    27,380
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $59,169,602).........................             59,895,396
OTHER ASSETS AND LIABILITIES--0.0%
  (b)..................................                 25,963
                                                   -----------
NET ASSETS -- 100.0%...................            $59,921,359
                                                   ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.005% of net assets.
(c)Affiliated Issuer. See Table Below for more information.

                                      SHARES       SHARES SOLD
                      NUMBER OF    PURCHASED FOR     FOR THE
                        SHARES      THE PERIOD       PERIOD       NUMBER OF
                       HELD AT      11/8/05* -     11/8/05* -    SHARES HELD
SECURITY DESCRIPTION   11/8/05*       3/31/06        3/31/06     AT 3/31/06
--------------------  ----------   -------------   -----------   -----------
State Street
 Corp. ..............     0           104,657        62,824        41,833
(Cost $2,592,135)

                                     REALIZED
                                      GAIN ON
                        INCOME      SHARES SOLD
                      EARNED FOR    DURING THE
                      THE PERIOD      PERIOD
                      11/8/05* -    11/8/05* -
SECURITY DESCRIPTION   3/31/06        3/31/06
--------------------  ----------   -------------
State Street
 Corp. ..............  $18,380       $219,222

* Commencement of operations

STREETTRACKS KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 99.5%
INSURANCE BROKERS -- 9.2%
Aon Corp. ..............................   30,544  $ 1,267,882
Marsh & McLennan Cos., Inc. ............   36,935    1,084,412
                                                   -----------
                                                     2,352,294
                                                   -----------
LIFE & HEALTH INSURANCE -- 28.9%
AFLAC, Inc. ............................   23,600    1,065,068
Lincoln National Corp. .................   15,415      841,505
MetLife, Inc. ..........................   34,576    1,672,441
Principal Financial Group, Inc. ........   23,731    1,158,073
Prudential Financial, Inc. .............   23,622    1,790,784
UnumProvident Corp. ....................   41,649      852,971
                                                   -----------
                                                     7,380,842
                                                   -----------
MULTI-LINE INSURANCE -- 17.3%
American International Group, Inc. .....   34,649    2,289,952
Genworth Financial, Inc. (Class A)......   23,900      798,977
The Hartford Financial Services Group,
  Inc. .................................   16,632    1,339,708
                                                   -----------
                                                     4,428,637
                                                   -----------
PROPERTY & CASUALTY INSURANCE -- 39.4%
ACE, Ltd. ..............................   21,660    1,126,537
Axis Capital Holdings, Ltd. ............   11,185      334,431
Chubb Corp. ............................   12,104    1,155,206
Cincinnati Financial Corp. .............   16,148      679,346
Fidelity National Financial, Inc. ......   17,423      619,039
MBIA, Inc. .............................   13,464      809,590
SAFECO Corp. ...........................   12,784      641,885
The Allstate Corp. .....................   32,531    1,695,190
The Progressive Corp. ..................   11,206    1,168,338
The St. Paul Travelers Cos., Inc. ......   26,365    1,101,793
XL Capital, Ltd. (Class A)..............   11,162      715,596
                                                   -----------
                                                    10,046,951
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
REINSURANCE -- 2.1%
Everest Re Group, Ltd. .................    5,634  $   526,047
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 2.6%
MGIC Investment Corp. ..................   10,086      672,030
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $26,556,138)....................            25,406,801
                                                   -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $65,802)...................   65,802       65,802
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $26,621,940)....................            25,472,603
OTHER ASSETS AND LIABILITIES -- 0.2%....                55,824
                                                   -----------
NET ASSETS -- 100.0%....................           $25,528,427
                                                   ===========

STREETTRACKS MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 20.6%
Avaya, Inc. (a).....................     687,368  $  7,767,259
Cisco Systems, Inc. (a).............     415,757     9,009,454
Juniper Networks, Inc. (a)..........     333,720     6,380,726
Motorola, Inc. .....................     325,166     7,449,553
Nokia OYJ ADR.......................     393,152     8,146,110
Nortel Networks Corp. (a)...........   2,248,828     6,858,925
QUALCOMM, Inc. .....................     162,153     8,206,563
                                                  ------------
                                                    53,818,590
                                                  ------------
COMPUTERS & PERIPHERALS -- 17.0%
Apple Computer, Inc. (a)............     102,110     6,404,339
Dell, Inc. (a)......................     223,786     6,659,871
EMC Corp. (a).......................     531,756     7,247,834
Hewlett-Packard Co. ................     251,949     8,289,122
International Business Machines
  Corp. ............................      87,400     7,207,878
Network Appliance, Inc. (a).........     243,980     8,790,600
                                                  ------------
                                                    44,599,644
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.4%
Jabil Circuit, Inc. (a).............     207,521     8,894,350
                                                  ------------
INTERNET & CATALOG RETAIL -- 2.1%
Amazon.com, Inc. (a)................     148,141     5,408,628
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 9.9%
eBay, Inc. (a)......................     158,605     6,195,111
Google, Inc. (a)....................      16,960     6,614,400
VeriSign, Inc. (a)..................     318,534     7,641,631
Yahoo!, Inc. (a)....................     172,265     5,557,269
                                                  ------------
                                                    26,008,411
                                                  ------------
IT SERVICES -- 11.3%
Accenture, Ltd. (Class A)...........     255,012     7,668,211
Automatic Data Processing, Inc. ....     156,404     7,144,535
First Data Corp. ...................     166,152     7,779,237
Infosys Technologies, Ltd. .........      91,234     7,103,479
                                                  ------------
                                                    29,695,462
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 18.1%
Applied Materials, Inc. ............     385,167  $  6,744,274
Broadcom Corp. (Class A) (a)........     223,081     9,628,176
Intel Corp. ........................     276,269     5,345,805
Maxim Integrated Products, Inc. ....     193,591     7,191,906
NVIDIA Corp. (a)....................     197,837    11,328,147
Texas Instruments, Inc. ............     220,463     7,158,433
                                                  ------------
                                                    47,396,741
                                                  ------------
SOFTWARE -- 17.5%
Electronic Arts, Inc. (a)...........     136,481     7,468,240
Intuit, Inc. (a)....................     137,053     7,289,849
Microsoft Corp. ....................     270,986     7,373,529
Oracle Corp. (a)....................     574,520     7,865,179
SAP AG ADR..........................     157,333     8,546,329
Symantec Corp. (a)..................     426,329     7,175,117
                                                  ------------
                                                    45,718,243
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $257,819,119)...............               261,540,069
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $100,406)........     100,406       100,406
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $257,919,525)...............               261,640,475
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                   117,424
                                                  ------------
NET ASSETS -- 100.0%................              $261,757,899
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
ADR = American Depositary Receipt

SPDR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 100.0%
BEVERAGES -- 3.4%
Anheuser-Busch Cos., Inc. .............    29,989  $ 1,282,629
The Coca-Cola Co. .....................    34,870    1,460,007
                                                   -----------
                                                     2,742,636
                                                   -----------
CHEMICALS -- 5.6%
PPG Industries, Inc. ..................    25,149    1,593,189
Rohm & Haas Co. .......................    23,274    1,137,401
RPM, Inc. .............................    98,763    1,771,808
                                                   -----------
                                                     4,502,398
                                                   -----------
COMMERCIAL BANKS -- 26.5%
AmSouth Bancorp........................    67,800    1,833,990
Associated BancCorp....................    46,512    1,580,478
Bank of America Corp. .................    47,306    2,154,315
BB&T Corp. ............................    48,519    1,901,945
Comerica, Inc. ........................    36,496    2,115,673
Fifth Third Bancorp....................    51,651    2,032,983
First Horizon National Corp. ..........    58,727    2,445,980
Keycorp................................    50,733    1,866,974
Mercantile Bankshares Corp. ...........    34,044    1,308,992
Regions Financial Corp. ...............    58,080    2,042,674
U.S. Bancorp...........................    69,127    2,108,373
                                                   -----------
                                                    21,392,377
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
ABM Industries, Inc. ..................    61,309    1,175,294
Avery Dennison Corp. ..................    21,744    1,271,589
                                                   -----------
                                                     2,446,883
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.3%
Diebold, Inc. .........................    25,305    1,040,036
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.3%
Emerson Electric Co. ..................    12,594    1,053,236
                                                   -----------
FOOD & STAPLES RETAILING -- 1.2%
SUPERVALU, Inc. .......................    31,831      981,031
                                                   -----------
FOOD PRODUCTS -- 4.9%
ConAgra Foods, Inc. ...................   123,274    2,645,460
Lancaster Colony Corp. ................    31,316    1,315,272
                                                   -----------
                                                     3,960,732
                                                   -----------
GAS UTILITIES -- 10.0%
National Fuel Gas Co. .................    55,689    1,822,144
Northwest Natural Gas Co. .............    60,127    2,133,907
Piedmont Natural Gas Co., Inc. ........    78,848    1,891,564
WGL Holdings, Inc. ....................    72,055    2,191,913
                                                   -----------
                                                     8,039,528
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Hillenbrand Industries, Inc. ..........    21,354    1,174,256
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp. ......................    27,341      939,437
                                                   -----------
HOUSEHOLD DURABLES -- 5.0%
La-Z-Boy, Inc. ........................    88,289    1,500,913
Leggett & Platt, Inc. .................    57,608    1,403,907
The Stanley Works......................    23,109    1,170,702
                                                   -----------
                                                     4,075,522
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
HOUSEHOLD PRODUCTS -- 4.2%
Kimberly-Clark Corp. ..................    28,178  $ 1,628,688
Procter & Gamble Co. ..................    14,958      861,880
The Clorox Co. ........................    15,540      930,069
                                                   -----------
                                                     3,420,637
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.3%
Black Hills Corp. .....................    55,544    1,888,496
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 3.6%
3M Co. ................................    17,268    1,307,015
General Electric Co. ..................    45,260    1,574,143
                                                   -----------
                                                     2,881,158
                                                   -----------
INSURANCE -- 1.5%
Jefferson-Pilot Corp. .................    22,102    1,236,386
                                                   -----------
MULTI-UTILITIES -- 8.5%
Consolidated Edison, Inc. .............    56,295    2,448,832
Vectren Corp. .........................    89,455    2,359,823
WPS Resources Corp. ...................    42,040    2,069,209
                                                   -----------
                                                     6,877,864
                                                   -----------
PHARMACEUTICALS -- 9.5%
Abbott Laboratories....................    29,896    1,269,683
Eli Lilly & Co. .......................    24,696    1,365,689
Johnson & Johnson......................    18,926    1,120,798
Merck & Co., Inc. .....................    61,840    2,178,623
Pfizer, Inc. ..........................    68,979    1,718,957
                                                   -----------
                                                     7,653,750
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
V. F. Corp. ...........................    19,457    1,107,103
                                                   -----------
TOBACCO -- 2.7%
Altria Group, Inc. ....................    30,739    2,178,166
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
ALLTEL Corp. ..........................    18,054    1,168,996
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $79,100,937)...................             80,760,628
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $181,352).................   181,352      181,352
                                                   -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $79,282,289)...................             80,941,980
OTHER ASSETS AND LIABILITIES --
  (0.2)%...............................               (192,633)
                                                   -----------
NET ASSETS -- 100.0%...................            $80,749,347
                                                   ===========

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------  ----------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 9.6%
Amgen, Inc. (a)..........................    5,600  $  407,400
Biogen Idec, Inc. (a)....................    1,649      77,668
Chiron Corp. (a).........................      524      24,004
Genzyme Corp. (a)........................    1,245      83,689
Gilead Sciences, Inc. (a)................    2,216     137,880
MedImmune, Inc. (a)......................    1,225      44,810
                                                    ----------
                                                       775,451
                                                    ----------
CAPITAL MARKETS -- 2.3%
Northern Trust Corp. ....................      888      46,620
T. Rowe Price Group, Inc. ...............      633      49,507
The Charles Schwab Corp. ................    4,945      85,103
                                                    ----------
                                                       181,230
                                                    ----------
CHEMICALS -- 0.3%
Sigma-Aldrich Corp. .....................      320      21,053
                                                    ----------
COMMERCIAL BANKS -- 2.6%
Compass Bancshares, Inc. ................      592      29,961
Fifth Third Bancorp......................    2,663     104,816
Huntington Bancshares, Inc. .............    1,192      28,763
Zions Bancorp............................      500      41,365
                                                    ----------
                                                       204,905
                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Cintas Corp. ............................      660      28,129
Monster Worldwide, Inc. (a)..............      606      30,215
                                                    ----------
                                                        58,344
                                                    ----------
COMMUNICATIONS EQUIPMENT -- 14.5%
ADC Telecommunications, Inc. (a).........      561      14,356
Andrew Corp. (a).........................      763       9,370
CIENA Corp. (a)..........................    2,791      14,541
Cisco Systems, Inc. (a)..................   29,475     638,723
Comverse Technology, Inc. (a)............      968      22,777
JDS Uniphase Corp. (a)...................    8,033      33,498
QUALCOMM, Inc. ..........................    7,937     401,691
Tellabs, Inc. (a)........................    2,158      34,312
                                                    ----------
                                                     1,169,268
                                                    ----------
COMPUTERS & PERIPHERALS -- 9.4%
Apple Computer, Inc. (a).................    4,081     255,960
Dell, Inc. (a)...........................   11,279     335,663
Network Appliance, Inc. (a)..............    1,793      64,602
QLogic Corp. (a).........................      773      14,958
Sun Microsystems, Inc. (a)...............   16,585      85,081
                                                    ----------
                                                       756,264
                                                    ----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)...................      674      35,392
                                                    ----------
ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp. .........      829      19,158
                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Molex, Inc. .............................      683      22,676
Sanmina-SCI Corp. (a)....................    2,550      10,455
                                                    ----------
                                                        33,131
                                                    ----------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------  ----------
FOOD & STAPLES RETAILING -- 2.1%
Costco Wholesale Corp. ..................    2,268  $  122,835
Whole Foods Market, Inc. ................      666      44,249
                                                    ----------
                                                       167,084
                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Biomet, Inc. ............................    1,186      42,127
                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
Express Scripts, Inc. (Class A) (a)......      702      61,706
Patterson Cos., Inc. (a).................      665      23,408
                                                    ----------
                                                        85,114
                                                    ----------
HOTELS RESTAURANTS & LEISURE -- 1.7%
Starbucks Corp. (a)......................    3,659     137,725
                                                    ----------
INSURANCE -- 0.8%
Cincinnati Financial Corp. ..............      834      35,086
SAFECO Corp. ............................      590      29,624
                                                    ----------
                                                        64,710
                                                    ----------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a).....................    1,478      53,962
                                                    ----------
INTERNET SOFTWARE & SERVICES -- 8.6%
eBay, Inc. (a)...........................    5,528     215,924
Google, Inc. (a).........................      638     248,754
VeriSign, Inc. (a).......................    1,172      28,116
Yahoo!, Inc. (a).........................    6,047     195,076
                                                    ----------
                                                       687,870
                                                    ----------
IT SERVICES -- 1.3%
Fiserv, Inc. (a).........................      884      37,614
Paychex, Inc. ...........................    1,601      66,698
                                                    ----------
                                                       104,312
                                                    ----------
MACHINERY -- 0.7%
PACCAR, Inc. ............................      811      57,159
                                                    ----------
MEDIA -- 3.3%
Comcast Corp. (Class A) (a)..............   10,249     268,114
                                                    ----------
MULTILINE RETAIL -- 0.8%
Sears Holdings Corp. (a).................      479      63,343
                                                    ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.4%
Altera Corp. (a).........................    1,722      35,542
Applied Materials, Inc. .................    7,603     133,129
Applied Micro Circuits Corp. (a).........    1,335       5,433
Broadcom Corp. (Class A) (a).............    2,111      91,111
Intel Corp. .............................   28,193     545,535
KLA-Tencor Corp. ........................      956      46,232
Linear Technology Corp. .................    1,465      51,392
Maxim Integrated Products, Inc. .........    1,536      57,062
Novellus Systems, Inc. (a)...............      639      15,336
NVIDIA Corp. (a).........................      820      46,953
PMC-Sierra, Inc. (a).....................      851      10,459
Xilinx, Inc. ............................    1,652      42,060
                                                    ----------
                                                     1,080,244
                                                    ----------

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES    VALUE
--------------------                        ------  ----------
SOFTWARE -- 22.7%
Adobe Systems, Inc. (a)..................    2,875  $  100,395
Autodesk, Inc. (a).......................    1,106      42,603
Citrix Systems, Inc. (a).................      856      32,443
Compuware Corp. (a)......................    1,835      14,368
Electronic Arts, Inc. (a)................    1,456      79,672
Intuit, Inc. (a).........................      848      45,105
Microsoft Corp. .........................   42,587   1,158,792
Novell, Inc. (a).........................    1,888      14,500
Oracle Corp. (a).........................   18,058     247,214
Parametric Technology Corp (a)...........      532       8,691
Symantec Corp. (a).......................    5,000      84,150
                                                    ----------
                                                     1,827,933
                                                    ----------
SPECIALTY RETAIL -- 1.8%
Bed Bath & Beyond, Inc. (a)..............    1,344      51,609
Staples, Inc. ...........................    3,492      89,116
                                                    ----------
                                                       140,725
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $8,681,569)......................            8,034,618
                                                    ----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $11,212)....................   11,212      11,212
                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $8,692,781)......................            8,045,830
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)....................................               (2,321)
                                                    ----------
NET ASSETS -- 100.0%.....................           $8,043,509
                                                    ==========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

SPDR BIOTECH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 100.0%
Affymetrix, Inc. (a)...................    36,442   $ 1,200,035
Alexion Pharmaceuticals, Inc. (a)......    31,122     1,102,341
Alkermes, Inc. (a).....................    45,409     1,001,268
Amgen, Inc. (a)........................    15,568     1,132,572
Amylin Pharmaceuticals, Inc. (a).......    24,572     1,202,799
Applera Corp. -- Applied Biosystems
  Group................................    41,426     1,124,302
Biogen Idec, Inc. (a)..................    23,192     1,092,343
BioMarin Pharmaceuticals, Inc. (a).....    79,219     1,063,119
Celgene Corp. (a)......................    27,174     1,201,634
Cephalon, Inc. (a).....................    15,454       931,103
Charles River Laboratories
  International, Inc. (a)..............    22,740     1,114,715
Chiron Corp. (a).......................    24,980     1,144,334
Cubist Pharmaceuticals, Inc. (a).......    46,286     1,063,189
CV Therapeutics, Inc. (a)..............    48,162     1,063,417
Genentech, Inc. (a)....................    12,936     1,093,221
Genzyme Corp. (a)......................    16,440     1,105,097
Gilead Sciences, Inc. (a)..............    18,012     1,120,707
Human Genome Sciences, Inc. (a)........    99,331     1,079,728
ICOS Corp. (a).........................    48,966     1,079,700
Idenix Pharmaceuticals, Inc. (a).......    55,228       749,444
ImClone Systems, Inc. (a)..............    32,658     1,111,025
Invitrogen Corp. (a)...................    15,848     1,111,420
MannKind Corp. (a).....................    54,256     1,108,993
Martek Biosciences Corp. (a)...........    33,726     1,107,225
Medarex, Inc. (a)......................    82,140     1,085,891
MedImmune, Inc. (a)....................    31,398     1,148,539
Millennium Pharmaceuticals, Inc. (a)...   108,633     1,098,280
Myogen, Inc. (a).......................    31,484     1,140,665
Myriad Genetics, Inc. (a)..............    41,128     1,073,030
Nektar Therapeutics (a)................    59,804     1,218,805
Neurocrine Biosciences, Inc. (a).......    16,214     1,046,452
Nuvelo, Inc. (a).......................    63,456     1,130,786
Onyx Pharmaceuticals, Inc. (a).........    43,292     1,136,848
OSI Pharmaceuticals, Inc. (a)..........    35,774     1,148,345
PDL BioPharma, Inc. (a)................    35,480     1,163,744
Serologicals Corp. (a).................    48,382     1,183,424
Techne Corp. (a).......................    19,154     1,151,922
Telik, Inc. (a)........................    57,502     1,113,239
Theravance, Inc. (a)...................    40,052     1,123,058
United Therapeutics Corp. (a)..........    17,852     1,183,231
Vertex Pharmaceuticals, Inc. (a).......    28,156     1,030,228
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $45,036,322).........................              45,280,218
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $7,046)...................     7,046   $     7,046
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $45,043,368).........................              45,287,264
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)..................................                     651
                                                    -----------
NET ASSETS -- 100.0%...................             $45,287,915
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.005% of net assets.

SPDR HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 99.8%
HOME FURNISHINGS -- 4.5%
Mohawk Industries, Inc. (a).............   39,014   $ 3,149,210
                                                    -----------
HOME IMPROVEMENT RETAIL -- 14.5%
Lowe's Cos., Inc. ......................   49,546     3,192,744
The Home Depot, Inc. ...................   79,148     3,347,961
The Sherwin-Williams Co. ...............   70,454     3,483,246
                                                    -----------
                                                     10,023,951
                                                    -----------
HOMEBUILDING -- 80.8%
Beazer Homes USA, Inc. .................   50,000     3,285,000
Brookfield Homes Corp. .................   64,856     3,363,432
Centex Corp. ...........................   51,778     3,209,718
Champion Enterprises, Inc. (a)..........  215,214     3,219,601
D.R. Horton, Inc. ......................   98,377     3,268,084
Hovnanian Enterprises, Inc. (a).........   72,484     3,184,222
KB HOME.................................   50,610     3,288,638
Lennar Corp. (Class A)..................   56,646     3,420,285
M.D.C. Holdings, Inc. ..................   51,500     3,311,965
M/I Homes, Inc. ........................   71,408     3,356,176
Meritage Homes Corp. (a)................   57,636     3,167,675
NVR, Inc. (a)...........................    4,279     3,161,967
Pulte Homes, Inc. ......................   85,709     3,292,940
Ryland Group, Inc. .....................   48,220     3,346,468
Standard Pacific Corp. .................   96,694     3,250,852
Toll Brothers, Inc. (a).................   96,958     3,357,656
WCI Communities, Inc. (a)...............  119,228     3,316,923
                                                    -----------
                                                     55,801,602
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $69,979,178)..........................             68,974,763
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $127,163)..................  127,163   $   127,163
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $70,106,341)..........................             69,101,926
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...................................                (13,603)
                                                    -----------
NET ASSETS -- 100.0%....................            $69,088,323
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.005% of net assets.

SPDR SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 100.0%
SEMICONDUCTORS -- 100.0%
Advanced Micro Devices, Inc. (a).......    49,950   $ 1,656,342
Agere Systems, Inc. (a)................   119,545     1,797,957
Altera Corp. (a).......................    85,466     1,764,018
Analog Devices, Inc. ..................    45,495     1,742,004
Broadcom Corp. (Class A) (a)...........    37,751     1,629,312
Cree, Inc. (a).........................    53,000     1,738,930
Cypress Semiconductor Corp. (a)........    96,700     1,639,065
Freescale Semiconductor, Inc. (Class B)
  (a)..................................    64,521     1,791,748
Integrated Device Technology, Inc.
  (a)..................................   123,584     1,836,458
Intel Corp. ...........................    86,718     1,677,993
International Rectifier Corp. (a)......    43,640     1,808,005
Intersil Corp. (Class A)...............    65,753     1,901,577
Linear Technology Corp. ...............    48,297     1,694,259
LSI Logic Corp. (a)....................   151,609     1,752,600
Marvell Technology Group, Ltd. (a).....    31,285     1,692,519
Maxim Integrated Products, Inc. .......    46,868     1,741,146
Microchip Technology, Inc. ............    48,998     1,778,627
Micron Technology, Inc. (a)............   114,733     1,688,870
National Semiconductor Corp. ..........    62,995     1,753,781
NVIDIA Corp. (a).......................    34,743     1,989,384
Rambus, Inc. (a).......................    50,500     1,986,670
Texas Instruments, Inc. ...............    56,130     1,822,541
Xilinx, Inc. ..........................    64,660     1,646,244
                                                    -----------
TOTAL COMMON STOCKS  -- (Cost
  $40,479,274).........................              40,530,050
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $14,277)..................    14,277   $    14,277
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $40,493,551).........................              40,544,327
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)..................................                 (12,466)
                                                    -----------
NET ASSETS -- 100.0%...................             $40,531,861
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.005% of net assets.

NOTES
--------------------------------------------------------------------------------

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2006 were as follows:

                                                                     GROSS          GROSS       NET UNREALIZED
                                                                   UNREALIZED     UNREALIZED     APPRECIATION
                                                IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                ---------------   ------------   ------------   --------------
DJ Wilshire Total Market ETF..................   $ 93,519,447     $ 20,996,059   $ 6,454,477     $ 14,541,582
DJ Wilshire Large Cap ETF.....................     14,190,047          977,639       255,275          722,364
DJ Wilshire Large Cap Growth ETF..............    134,575,288       13,378,612     2,358,050       11,020,562
DJ Wilshire Large Cap Value ETF...............     85,638,686        8,701,858     3,016,684        5,685,174
DJ Wilshire Mid Cap ETF.......................     15,317,281        1,628,248       268,267        1,359,981
DJ Wilshire Mid Cap Growth ETF................     19,592,071        2,282,524       324,567        1,957,957
DJ Wilshire Mid Cap Value ETF.................      8,111,324          479,882       147,200          332,682
DJ Wilshire Small Cap ETF.....................     25,092,850        2,834,126       574,843        2,259,283
DJ Wilshire Small Cap Growth ETF..............     64,485,089       16,455,715     1,599,366       14,856,349
DJ Wilshire Small Cap Value ETF...............     81,516,219       14,121,012     1,749,415       12,371,597
DJ Global Titans ETF..........................     76,239,092        7,269,909     3,312,662        3,957,247
DJ Wilshire REIT ETF..........................    852,814,061      178,314,185     5,427,217      172,886,968
KBW Bank ETF..................................    115,901,668          307,088     1,877,404       (1,570,316)
KBW Capital Markets ETF.......................     59,169,602        1,328,036       602,242          725,794
KBW Insurance ETF.............................     26,621,940          212,547     1,361,884       (1,149,337)
Morgan Stanley Technology ETF.................    257,919,525       14,114,413    10,393,463        3,720,950
SPDR Dividend ETF.............................     79,282,289        2,444,324       784,633        1,659,691
SPDR O-Strip ETF..............................      8,692,781           79,903       726,854         (646,951)
SPDR Biotech ETF..............................     45,043,368          973,681       729,785          243,896
SPDR Homebuilders ETF.........................     70,106,341          625,970     1,630,385       (1,004,415)
SPDR Semiconductor ETF........................     40,493,551        1,791,286     1,740,510           50,776

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.streettracks.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By:      /s/ James E. Ross
         ---------------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ---------------------
         Gary L. French
         Treasurer

Date:    May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James E.Ross
         ---------------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ---------------------
         Gary L. French
         Treasurer

Date:    May 18, 2006